UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06338
                                                     ---------------------

                          COLUMBIA BALANCED FUND, INC.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Russell L. Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-426-3363
                                                           -------------------

                  Date of fiscal year end: December 31, 2003
                                           -----------------

                  Date of reporting period: June 30, 2003
                                            ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



                               COLUMBIA FUNDS

                               Semiannual Report
                               June 30, 2003

                               COLUMBIA COMMON STOCK FUND

                               COLUMBIA GROWTH FUND

                               COLUMBIA INTERNATIONAL STOCK FUND

                               COLUMBIA SPECIAL FUND

                               COLUMBIA SMALL CAP FUND

                               COLUMBIA REAL ESTATE EQUITY FUND

                               COLUMBIA TECHNOLOGY FUND

                               COLUMBIA STRATEGIC VALUE FUND

                               COLUMBIA BALANCED FUND

                               COLUMBIA SHORT TERM BOND FUND

                               COLUMBIA FIXED INCOME SECURITIES FUND

                               COLUMBIA NATIONAL MUNICIPAL BOND FUND

                               COLUMBIA OREGON MUNICIPAL BOND FUND

                               COLUMBIA HIGH YIELD FUND

                               COLUMBIA DAILY INCOME COMPANY



[Photo of Women Standing]

NOT FDIC   MAY LOSE VALUE
INSURED    NO BANK GUARANTEE

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
                        COLUMBIA FUNDS SEMIANNUAL REPORT

                                 JUNE 30, 2003




           INTRODUCTION          1    TO OUR SHAREHOLDERS
           ---------------------------------------------------------------------
           INVESTMENT            4    COLUMBIA COMMON STOCK FUND
           REVIEWS               6    COLUMBIA GROWTH FUND
                                 8    COLUMBIA INTERNATIONAL STOCK FUND
                                10    COLUMBIA SPECIAL FUND
                                12    COLUMBIA SMALL CAP FUND
                                14    COLUMBIA REAL ESTATE EQUITY FUND
                                16    COLUMBIA TECHNOLOGY FUND
                                18    COLUMBIA STRATEGIC VALUE FUND
                                20    COLUMBIA BALANCED FUND
                                22    COLUMBIA SHORT TERM BOND FUND
                                24    COLUMBIA FIXED INCOME SECURITIES FUND
                                26    COLUMBIA NATIONAL MUNICIPAL BOND FUND
                                28    COLUMBIA OREGON MUNICIPAL BOND FUND
                                30    COLUMBIA HIGH YIELD FUND
                                32    COLUMBIA DAILY INCOME COMPANY

           ---------------------------------------------------------------------
           FINANCIAL            33    FINANCIAL HIGHLIGHTS
           INFORMATION          78    SCHEDULES OF INVESTMENTS
                               130    STATEMENTS OF ASSETS AND LIABILITIES
                               134    STATEMENTS OF OPERATIONS
                               138    STATEMENTS OF CHANGES IN NET ASSETS
                               142    NOTES TO FINANCIAL STATEMENTS


                                 COLUMBIA FUNDS
                            COLUMBIA FINANCIAL CENTER
                              1301 SW FIFTH AVENUE
                             PORTLAND, OR 97201-5601
                                 1-800-547-1707
                                LIBERTYFUNDS.COM

                              TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------
We are pleased to present the Columbia Funds 2003 semiannual report. In the following pages, you will find detailed financial information as well as a discussion of investment activity and management strategy for the 15 Columbia funds for the six months ended June 30, 2003. But first, we'd like to offer an overview of the market and economic climate in which the funds performed.

A STRONG OUTCOME DESPITE ECONOMIC WEAKNESS AND WAR

Despite the uncertainty that hung over the markets and the economy early in the year as the nation prepared to go to war in Iraq, the six-month period ended on a high note for investors. Virtually all major segments of the stock and bond markets posted gains for the period. The economy, although it is still struggling, has made steady progress toward recovery. Corporate profits have moved higher. Consumer spending has remained strong, although the rate of spending growth has slowed. A new tax law and yet another cut in short-term interest rates are expected to further stimulate an economy that is poised to move higher. Rising unemployment continued to weigh on consumer confidence. Measures of consumer confidence lifted off pre-war lows, then slipped again in June. However, employment is considered a lagging indicator of economic growth. We remain hopeful that once companies demonstrate the ability to generate solid earnings, the jobs picture will brighten.

Global markets took their cues from the United States. Early in the period, impending war, the outbreak of SARS and renewed threats of terrorism restrained most major foreign economies. Growth continued among smaller, emerging economies. In May, the euro hit an all time high against the dollar then retreated in the final month of the period. The dollar's slide has made it more difficult for European companies to compete with their US and Asian counterparts in dollar based markets. Japan's economy was stagnant in the first quarter, but showed signs of a modest revival in the second quarter--enough to push the Japanese stock market higher.

A STRONG COMEBACK FOR EQUITY MARKETS

The US stock market staged a solid advance in the second half of this six-month period. In general, the riskiest investments were the strongest performers. As confidence rebounded after a relatively speedy conclusion to the major military campaigns in Iraq, investors were inspired to consider the attractive valuations that were available from beaten-down technology and telecommunications stocks. Dividend-paying utilities stocks also did well as a result of the new, lower tax on dividend income.

                              TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------
Small-cap stocks led large-cap stocks, reflecting investor expectations that smaller companies would benefit most from a stronger economy. The S&P 500 Index returned 11.75% for the period. By contrast, the Russell 2000 Index, a common measure of smaller companies, gained 17.88%. The Nasdaq, which is heavily weighted toward technology stocks, rose 15.60%. Declining interest rates helped real estate remain strong during the period. The NAREIT Index returned 13.87%. International equity markets rebounded, but lagged the US markets. The MSCI EAFE Index, a measure of stock market performance in major developed countries, returned 9.47%.

HIGHER-RISK SECTORS DOMINATE THE BOND MARKET

A rally in high-yield and investment-grade corporate bonds, which began in the fourth quarter of 2002, continued throughout the period. Expectations for a second-half economic recovery made investors willing to invest in higher-risk sectors of the market. The Merrill Lynch US High Yield, Cash Pay Index returned 17.24% and the Lehman Brothers Government/Credit Index gained 5.23%. Declining interest rates benefited Treasury and municipal bonds, but their returns lagged for the period. Mortgage bonds were the weakest performers. A flurry of prepayment activity during the period hurt the mortgage sector. Declining short-term interest rates were hard on money market funds, which reported annualized yields below 1.0% for the first time ever.

DIVERSIFICATION STILL A SOUND APPROACH

For investors, the improved environment serves as an important reminder that diversification is still the easiest way to ensure exposure to a top-performing asset class. Exiting a market when it is declining, then trying to pick a point to come back in when it is rising is a sure way to lose out on both ends. If your portfolio is in need of diversification, talk to your financial advisor about the best way to achieve it--and to keep it on track.

CONSOLIDATION UNDER A NEW NAME

We are pleased to announce that, effective April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. This consolidation does not affect the management or investment objectives of your fund and is the next step in our efforts to create a consistent identity and to streamline our organization. By consolidating these firms, we are

                              TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------
able to create a more efficient organizational structure and strengthen certain key functions, such as research. Although the name of the asset manager has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

Sincerely,

/s/ Jeff B. Curtis                         /s/ Richard J. Johnson


Jeff B. Curtis                             Richard J. Johnson
Chief Operations Officer - West Coast      Chief Investment Officer - West Coast

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------
                           COLUMBIA COMMON STOCK FUND

                       PERFORMANCE OF A $10,000 INVESTMENT
                                6/30/93 - 6/30/03

                           WITHOUT               WITH
                        SALES CHARGE          SALES CHARGE
                        ------------          ------------
      Class A            $  21,967             $  20,700
      Class B               21,845                21,845
      Class D               21,845                21,632
      Class Z               22,024                  n/a

                         -----------------------------
                                GROWTH OF $10,000
                                  OVER 10 YEARS

(Mountain Chart)


 CLASS A SHARES WITHOUT        CLASS A SHARES
      SALES CHARGE           WITH SALES CHARGE      S&P 500 INDEX
-------------------------    -----------------      -------------
6/30/93             10000                 9425              10000
                     9987                 9413               9960
                    10434                 9834              10337
                    10506                 9902              10258
                    10619                10008              10470
                    10454                 9853              10371
                    10692                10077              10496
                    11034                10399              10853
                    10831                10208              10559
                    10418                 9819              10100
                    10572                 9964              10229
                    10775                10156              10396
                    10417                 9818              10141
                    10833                10210              10474
                    11171                10529              10902
                    10896                10270              10636
                    10953                10323              10874
                    10684                10069              10478
                    10910                10283              10633
                    11004                10371              10909
                    11457                10798              11333
                    11694                11022              11668
                    11824                11144              12011
                    12207                11505              12490
                    12388                11676              12780
                    12860                12120              13203
                    12976                12230              13236
                    13425                12653              13794
                    13235                12474              13744
                    13832                13037              14346
                    14273                13453              14623
                    14542                13706              15121
                    14764                13915              15261
                    15071                14205              15408
                    15279                14401              15634
                    15594                14697              16036
                    15694                14792              16097
                    14961                14101              15385
                    15570                14675              15710
                    16180                15250              16593
                    16234                15300              17051
                    17333                16336              18338
                    17227                16236              17975
                    17799                16775              19097
                    17968                16935              19248
                    17706                16688              18459
                    18200                17153              19559
                    19259                18151              20754
                    20048                18896              21677
                    21480                20245              23401
                    20851                19652              22090
                    21741                20491              23299
                    20919                19716              22520
                    21243                20022              23563
                    21596                20354              23968
                    21723                20474              24232
                    22949                21629              25979
                    24036                22654              27309
                    24056                22672              27588
                    23584                22228              27113
                    24980                23544              28214
                    24696                23276              27915
                    21026                19817              23881
                    22117                20845              25412
                    23457                22109              27476
                    24926                23492              29141
                    27271                25703              30819
                    28523                26883              32107
                    27807                26208              31109
                    29272                27589              32353
                    29732                28022              33605
                    28938                27274              32812
                    31019                29235              34627
                    30067                28338              33550
                    29519                27822              33382
                    28970                27305              32467
                    30694                28929              34522
                    31790                29962              35223
                    34298                32326              37294
                    32991                31094              35422
                    34321                32347              34753
                    37856                35679              38152
                    36671                34562              37003
                    35105                33087              36245
                    36685                34576              37136
                    36245                34161              36557
                    38488                36275              38827
                    35605                33558              36777
                    34477                32494              36623
                    31722                29898              33737
                    32334                30475              33902
                    32945                31051              35106
                    29371                27682              31907
                    27497                25916              29888
                    29636                27932              32207
                    29770                28058              32423
                    28960                27295              31635
                    28389                26757              31325
                    26450                24929              29367
                    23914                22539              26997
                    24366                22965              27513
                    26278                24767              29623
                    26646                25114              29884
                    25927                24436              29447
                    25393                23933              28879
                    26246                24737              29965
                    24485                23077              28149
                    24512                23102              27944
                    22671                21367              25954
                    20576                19393              23932
                    20790                19595              24088
                    18601                17531              21472
                    20136                18978              23359
                    21471                20236              24733
                    19993                18844              23281
                    19538                18414              22673
                    19149                18048              22333
                    19256                18149              22550
                    20785                19590              24406
                    21737                20487              25689
6/30/03             21967                20700              26018


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on June 30, 1993, and reinvestment of income and capital gains distributions. The S&P 500 Index tracks the performance of 500 large-capitalization US stocks. Unlike the fund, indices are not investments, do not incur fees, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

For the six-month period ended June 30, 2003, Columbia Common Stock Fund class A shares returned 9.86% without sales charge. The fund trailed its benchmark, the S&P 500 Index, which returned 11.75% over the same period. It also fell short of the average return of its peer group, the Lipper Large Cap Core Category, which was 10.42%.1 The fund trailed its benchmark because of its relatively light exposure to technology and utility stocks, which were strong performers during the period. We believe that our technology and utility weights also hurt performance relative to our peer group. Stock selection in the telecommunications, technology, energy and industrial sectors further hampered performance.

STOCKS DECLINE IN FIRST QUARTER OF PERIOD, THEN SOAR IN SECOND

During the first three months of the period, a weak stock market reflected investor fears about an impending war in Iraq, rising unemployment and generally weak economic growth. The manufacturing sector reported falling sales and higher inventories. During this period, we built up our position in out-of-favor cyclical stocks. Specifically, in consumer cyclicals that are related to travel, we added Carnival, Royal Caribbean Cruises and Hilton Hotels (0.5%, 1.1% and 0.5% of net assets, respectively).2In the retail area, we bought shares of Target and Home Depot (1.6% and 1.5% of net assets, respectively).

In the second quarter, investor psychology shifted. The United States declared a swift military victory in Iraq and corporate profits rose, a sign that the economy might finally be on the mend. The prospects of lower tax rates on income and dividends added to the positive mood. Home mortgage and U.S. Treasury rates reached 45-year lows.

              AVERAGE ANNUAL TOTAL RETURN (%) As of June 30, 2003



                          CLASS A             CLASS B             CLASS D       CLASS Z
---------------------------------------------------------------------------------------
Inception date            11/1/02             11/1/02             11/1/02       10/1/91
---------------------------------------------------------------------------------------
                    WITHOUT    WITH     WITHOUT    WITH     WITHOUT      WITH   WITHOUT
                    SALES      SALES     SALES     SALES     SALES      SALES    SALES
                    CHARGE    CHARGE    CHARGE    CHARGE    CHARGE      CHARGE  CHARGE
---------------------------------------------------------------------------------------
6-month (cumulative)   9.86     3.54       9.39     4.39       9.32       7.23    10.06
                    -------   ------    -------   ------    -------     ------  -------
1-year                -3.12    -8.71      -3.66    -8.46      -3.66      -5.57    -2.87
                    -------   ------    -------   ------    -------     ------  -------
5-year                -2.55    -3.69      -2.65    -2.94      -2.65      -2.85    -2.50
                    -------   ------    -------   ------    -------     ------  -------
10-year                8.19     7.55       8.13     8.13       8.13       8.02     8.22
                    -------   ------    -------   ------    -------     ------  -------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any. The "with sales charge" returns include the maximum 5.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class D sales charge of 1% which also carries a CDSC of 1% that is applied to shares sold within the first year after they are purchased. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes A, B, and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B and D would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------
Refinanced mortgages gave consumers money to pay down debt and make new investments with their improved balance sheets.

In this environment, stock prices rose rapidly as the mood shifted from fear to optimism. Shares of lower quality, speculative stocks rose the fastest. Our lack of representation among these issues hurt the fund's performance, but we believe that our strategy of owning higher quality stocks will prove itself over the long term.

As the market looked ahead to an improving economy, we took profits in some of our retail stocks. We also sold our stakes in transportation and basic materials companies that consume energy, as energy prices remained stubbornly high. We added money center banks J.P. Morgan Chase and Citigroup (1.7% and 4.1% of net assets, respectively), which we believe have the potential to do well in a strengthening economy. And we continued to cut back on our exposure to the more defensive consumer staples sector, believing there are better opportunities elsewhere.

A GENERALLY POSITIVE OUTLOOK

We expect the combination of lower tax rates, lower mortgage payments and recent stock market gains to create a positive economic backdrop. This environment should allow for very depressed capital spending to pick up after three years of abysmal growth. To a certain extent, the market has anticipated this improved outlook, which could mean a period of consolidation is forthcoming. If so, we could see prices on speculative stocks give back some of their recent gains. Against this mixed backdrop, we will continue to look for stocks of larger, established companies with management teams that are making sound capital allocation decisions to create shareholder value.

SCOTT DRYSDALE, RON GIBBS, GUY POPE AND TRENT NEVILLS
ON BEHALF OF THE COLUMBIA COMMON STOCK FUND TEAM

An investment in the fund may present certain risks, including stock market fluctuations that occur in response to economic and business developments; and a greater degree of social, political and economic volatility with international investing.~ The fund may invest in foreign securities, which have special risks, including political or economic instability and higher transaction costs; different regulations, accounting standards, trading practices and levels of information; and currency exchange rate fluctuations.~

                                TOP TEN HOLDINGS
                                 % of net assets
                            June 30, 2003 (unaudited)

Citigroup                                     4.1
Pfizer                                        4.0
Microsoft                                     3.5
General Electric                              2.5
Bank of America                               2.1
American Express                              2.0
McDonald's                                    1.8
Altria Group                                  1.8
J.P. Morgan Chase                             1.7
Johnson & Johnson                             1.7

Because the fund is actively managed, there is no guarantee the fund will continue to maintain these holdings in the future.

                     ---------------------------------------
                                TOP FIVE SECTORS
                                 % of net assets
                            June 30, 2003 (unaudited)

Financials                                   20.3
Health care                                  16.7
Consumer discretionary                       16.3
Information technology                       16.2
Industrials                                   9.5

Because the fund is actively managed, there is no guarantee the fund will continue to maintain these sectors in the future.

----------------------
1 Lipper, Inc., a widely respected data provider in the industry, calulates an average total return for mutual funds with similar investment objectives as the fund.
2 Holdings are disclosed as of June 30, 2003 and are subject to change.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------
                              COLUMBIA GROWTH FUND

                       PERFORMANCE OF A $10,000 INVESTMENT
                                6/30/93 - 6/30/03

           WITHOUT SALES CHARGE    WITH SALES CHARGE
           --------------------    -----------------
Class A         $19,416                $18,298
Class B          19,342                 19,342
Class D          19,333                 19,137
Class G          19,342                 19,342
Class Z          19,474                   n/a

                             ----------------------
                               GROWTH OF $10,000
                                 OVER 10 YEARS

(Mountain Chart)


 Class A shares
 without sales       Class A shares                                Russel 1000
     charge          with sales charge           S&P 500 Index     Growth Index
--------------     ----------------------        -------------     ------------
6/30/93   10000                    9425               10000              10000
           9934                    9363                9821               9960
          10432                    9832               10225              10337
          10575                    9967               10149              10258
          10772                   10153               10431              10470
          10510                    9905               10361              10371
          10823                   10200               10539              10496
          11167                   10525               10784              10853
          11113                   10474               10587              10559
          10453                    9852               10075              10100
          10560                    9953               10122              10229
          10592                    9983               10275              10396
          10194                    9608                9971              10141
          10625                   10014               10312              10474
          11031                   10397               10887              10902
          10764                   10145               10740              10636
          10966                   10335               10992              10874
          10605                    9995               10639              10478
          10754                   10136               10818              10633
          10780                   10160               11050              10909
          11304                   10654               11513              11333
          11711                   11038               11849              11668
          11875                   11192               12108              12011
          12143                   11445               12530              12490
          12602                   11878               13013              12780
          13100                   12347               13555              13203
          13329                   12563               13569              13236
          13680                   12893               14195              13794
          13330                   12563               14205              13744
          14162                   13347               14758              14346
          14302                   13479               14842              14623
          14451                   13620               15337              15121
          15112                   14243               15618              15261
          15060                   14194               15638              15408
          15558                   14663               16050              15634
          16009                   15089               16610              16036
          16004                   15084               16633              16097
          14806                   13954               15658              15385
          15309                   14429               16062              15710
          16205                   15273               17232              16593
          16491                   15543               17335              17051
          17497                   16491               18637              18338
          17275                   16282               18272              17975
          17882                   16853               19552              19097
          17898                   16869               19419              19248
          16987                   16010               18369              18459
          17829                   16804               19589              19559
          19043                   17948               21003              20754
          19836                   18695               21843              21677
          21595                   20353               23774              23401
          20802                   19606               22383              22090
          21628                   20385               23484              23299
          21083                   19871               22615              22520
          21667                   20421               23577              23563
          21819                   20564               23841              23968
          22404                   21115               24553              24232
          24050                   22667               26400              25979
          25188                   23740               27453              27309
          25263                   23811               27832              27588
          24655                   23237               27042              27113
          26523                   24998               28697              28214
          26136                   24633               28507              27915
          21834                   20579               24228              23881
          22649                   21346               26089              25412
          23919                   22544               28187              27476
          25495                   24029               30332              29141
          28445                   26810               33067              30819
          30237                   28499               35009              32107
          29233                   27553               33409              31109
          31008                   29225               35169              32353
          31067                   29281               35215              33605
          30290                   28549               34134              32812
          32586                   30712               36523              34627
          31449                   29641               35362              33550
          30587                   28828               35938              33382
          30018                   28292               35184              32467
          31699                   29877               37840              34522
          33224                   31314               39883              35223
          35849                   33787               44031              37294
          34626                   32635               41966              35422
          36590                   34486               44018              34753
          40468                   38141               47170              38152
          38817                   36585               44925              37003
          36368                   34277               42660              36245
          39593                   37317               45894              37136
          39380                   37115               43980              36557
          42554                   40107               47961              38827
          38830                   36598               43423              36777
          36528                   34427               41370              36623
          32195                   30344               35272              33737
          33000                   31103               34157              33902
          34871                   32866               36517              35106
          29313                   27627               30317              31907
          26118                   24616               27018              29888
          29388                   27698               30436              32207
          29073                   27402               29989              32423
          28440                   26804               29293              31635
          27219                   25654               28561              31325
          24873                   23443               26224              29367
          22179                   20904               23607              26997
          23430                   22083               24846              27513
          25883                   24395               27234              29623
          25938                   24446               27183              29884
          24872                   23442               26701              29447
          23556                   22202               25593              28879
          24458                   23052               26479              29965
          22414                   21125               24318              28149
          22149                   20875               23730              27944
          19941                   18794               21535              25954
          18021                   16984               20350              23932
          18294                   17242               20411              24088
          16425                   15480               18295              21472
          17806                   16782               19972              23359
          18600                   17531               21057              24733
          17235                   16244               19602              23281
          16854                   15885               19125              22673
          16755                   15791               19037              22333
          17028                   16049               19392              22550
          18335                   17281               20825              24406
          19228                   18123               21864              25689
6/30/03   19416                   18298               22165              26018


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on June 30,1993, and reinvestment of income and capital gains distributions. The S&P 500 Index tracks the performance of 500 large-capitalization US stocks. The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values (the Russell 1000 Index measures the performance of the 1000 largest US companies based on total market capitalization). Unlike the fund, indices are not investments, do not incur fees, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

The stock market rebounded in the first half of 2003, as investors became less risk averse and the economic outlook improved. Geopolitical uncertainties eased and first quarter profits beat expectations. Together, these factors helped push the S&P 500 Index to an 11.75% return for the six months ended June 30, 2003. During the same period, the fund's class A shares returned 12.67% without sales charge. This was modestly ahead of the Lipper Large Cap Growth Funds Category average, which returned 12.28%. The Russell 1000 Growth Index returned 13.09%.1 Keep in mind that the index does not incur expenses, which the fund and its peer group must pay. The fund benefited from strong stock selection, particularly in the health care, financial services and technology sectors. Investments in the energy, consumer discretionary and consumer staples sectors detracted slightly from performance.

HEALTH CARE AND FINANCIAL SERVICES BOOST RETURNS

We invested heavily in health care, focusing on generic pharmaceutical, medical device, and biotechnology companies. All these did well during the period. Top performers included Teva Pharmaceutical Industries (1.1% of net assets), an Israeli-based generic pharmaceutical company that benefited as more branded drugs came off patent and Congress proposed new Medicare benefits. Amgen (2.8% of net assets), a biotechnology company, also rallied as sales exceeded expectations. However, Pfizer (6.5% of net assets), went up less than most drug stocks as prospects for branded pharmaceuticals weakened. Stocks in the financial area, such as Goldman Sachs Group (0.8% of net assets), benefited from increased trading and merger and acquisition activity. Citigroup (3.2% of net assets) also rallied as concerns about the company's legal liabilities dissipated and the outlook for its lending and brokerage businesses improved.2



                                                     AVERAGE ANNUAL TOTAL RETURN (%) As of June 30, 2003
                        CLASS A                   CLASS B                   CLASS D                 CLASS G            CLASS Z
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE          11/1/02                   11/1/02                   11/1/02                 11/1/02             6/16/67
------------------------------------------------------------------------------------------------------------------------------------
                WITHOUT       WITH          WITHOUT      WITH          WITHOUT    WITH        WITHOUT      WITH         WITHOUT
              SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE
------------------------------------------------------------------------------------------------------------------------------------
6-month (cumulative)12.67       6.20         12.30         7.30        12.25        10.14        12.24         7.24        12.90
------------------------------------------------------------------------------------------------------------------------------------
1-year              -2.61      -8.21         -2.99        -7.84        -3.03        -4.95        -2.99        -7.84        -2.32
------------------------------------------------------------------------------------------------------------------------------------
5-year              -6.05      -7.15         -6.12        -6.41        -6.13        -6.32        -6.12        -6.56        -5.99
------------------------------------------------------------------------------------------------------------------------------------
10-year              6.86       6.23          6.82         6.82         6.81         6.71         6.82         6.82         6.89
------------------------------------------------------------------------------------------------------------------------------------


Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any. The "with sales charge" returns include the maximum 5.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through the first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class D sales charge of 1% which also carries a CDSC of 1% that is applied to shares sold within the first year after they are purchased. For class G shares, the CDSC for the holding period after purchase is as follows: through first year-5%, second year-4%, third year-4%, fourth year-4%, fifth year-3%, sixth year-2%, seventh year-1%, thereafter-0%. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes A, B, D and G (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B, D and G would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

SHIFT TO MORE CYCLICAL STOCKS ALSO HELPS

The fund began the year diversified across sectors with roughly equal mixes of stable growth stocks and cyclical (or economically-sensitive) stocks. When military success in Iraq began to look likely, we started to increase our exposure to cyclical stocks and reduce the fund's stake in more stable growth companies. By period end, cyclical stocks had reached about two-thirds of assets. Some of our biggest additions and strongest gains came from the technology sector, where orders increased modestly after declining for several years.

Within technology, we focused on stocks that we expect to benefit from the rapid deployment of broadband. As cable companies and regional carriers raced to sign up new households, telecommunications equipment and components companies, including both PMC-Sierra and Cisco Systems benefited (1.0% and 2.7% of net assets, respectively). Internet service companies also did well as usage increased. We added a new position in InterActive Corp, while increasing our investment in eBay (0.8% and 0.8% of net assets, respectively). We also targeted companies that benefit as the wireless Internet, known as WiFi, expands to public places. In this regard, we invested in Marvell Technology Group (0.9% of net assets), a semiconductor company.

OUR OUTLOOK FOR STOCKS AND ECONOMIC RECOVERY IS CONSTRUCTIVE

We believe the economic and profit recovery will be better than expected. In the early phases of a recovery, companies typically repair their balance sheets--a process that has been underway for some time now. Next, they start generating cash, which is also well underway. Now, we think that we're on the brink of the final phase of recovery. This phase is exemplified by companies aiming to increase revenues which will require increased investments in capital and human resources. Our plan is to maintain the fund's cyclical bias with a focus on high quality companies that have good competitive positions and strong prospects for growth in an improving environment.

ALEXANDER S. MACMILLAN
PORTFOLIO MANAGER

An investment in the fund may present certain risks, including stock market fluctuations that occur in response to economic and business developments. The fund may invest in foreign securities, which have special risks, including political or economic instability and higher transaction costs; different regulations, accounting standards, trading practices and levels of information; and currency exchange rate fluctuations.

                                TOP TEN HOLDINGS
                                 % of net assets
                            June 30, 2003 (unaudited)

Pfizer                                        6.5
Microsoft                                     4.7
General Electric                              3.4
Citigroup                                     3.2
Amgen                                         2.8
Cisco Systems                                 2.7
Johnson & Johnson                             2.7
Wal-Mart Stores                               2.5
Dell Computer                                 2.0
PepsiCo                                       2.0

Because the fund is actively managed, there is no guarantee the fund will continue to maintain these holdings in the future.

                             ----------------------
                                TOP FIVE SECTORS
                                 % of net assets
                            June 30, 2003 (unaudited)

Information technology                       27.8
Health care                                  25.4
Consumer discretionary                       15.4
Consumer staples                             11.1
Financials                                    7.6

Because the fund is actively managed, there is no guarantee the fund will continue to maintain these sectors in the future.

---------------------
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

2 Holdings are disclosed as of June 30, 2003 and are subject to change.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------
                       COLUMBIA INTERNATIONAL STOCK FUND

                      PERFORMANCE OF A $10,000 INVESTMENT
                               6/30/93 - 6/30/03

                        WITHOUT            WITH
                     SALES CHARGE      SALES CHARGE
                     ------------      ------------
Class A               $ 16,669           $ 15,717
Class B                 16,546             16,546
Class D                 16,592             16,424
Class Z                 16,747               n/a


                        ----------------------
                          GROWTH OF $10,000
                             OVER 10 YEARS

(Mountain Chart)


 CLASS A SHARES     CLASS A SHARES     MSCI ALL COUNTRY
   WITHOUT               WITH               WORLD             MSCI EAFE
  SALES CHARGE        SALES CHARGE     FREE EX US INDEX         INDEX
---------------    ---------------     ----------------      ---------
6/30/93   10000              9425            10000               10000
          10457              9856            10333               10350
          10951             10321            10888               10909
          10885             10259            10664               10663
          11361             10707            11050               10992
          10988             10356            10208               10031
          12367             11656            11004               10755
          13016             12268            11908               11664
          12902             12160            11818               11632
          12320             11611            11277               11130
          12644             11917            11659               11602
          12529             11808            11662               11536
          12586             11863            11745               11699
          12634             11908            11937               11811
          13007             12259            12338               12091
          12569             11846            12032               11710
          12959             12214            12355               12100
          12292             11585            11760               11518
          12063             11370            11733               11591
          11142             10501            11200               11146
          10948             10318            11140               11113
          11365             10711            11769               11807
          11617             10949            12228               12251
          11481             10821            12173               12105
          11433             10776            12005               11893
          12190             11489            12686               12634
          11986             11297            12245               12153
          12278             11572            12455               12390
          12141             11443            12122               12056
          12384             11672            12407               12391
          12685             11956            12899               12891
          12850             12111            13075               12944
          12850             12111            13075               12988
          13326             12559            13320               13263
          13831             13035            13723               13649
          14053             13245            13517               13398
          14306             13484            13586               13473
          13568             12788            13135               13079
          13781             12989            13212               13108
          14131             13319            13539               13457
          14053             13245            13404               13320
          14597             13758            13921               13850
          14790             13939            13760               13671
          14780             13930            13507               13193
          15196             14323            13754               13409
          15345             14463            13725               13457
          15707             14804            13840               13529
          16614             15658            14695               14409
          17403             16402            15507               15203
          17925             16894            15820               15450
          16538             15587            14575               14295
          17669             16653            15363               15096
          16443             15497            14056               13935
          16369             15427            13880               13793
          16486             15538            14040               13913
          16618             15663            14460               14549
          17293             16299            15424               15483
          17883             16854            15958               15960
          18328             17274            16073               16086
          18581             17512            15782               16007
          18640             17569            15722               16129
          18748             17670            15871               16291
          16197             15265            13633               14273
          15343             14461            13346               13835
          16583             15629            14743               15276
          17739             16719            15535               16059
          18603             17533            16071               16691
          19168             18066            16053               16641
          18699             17623            15693               16245
          19181             18078            16451               16923
          19772             18635            17274               17608
          19074             17977            16462               16701
          20048             18896            17219               17352
          20866             19667            17624               17868
          21323             20097            17686               17934
          21769             20517            17806               18115
          22949             21629            18468               18794
          25838             24353            19207               19447
          29378             27689            21039               21193
          27974             26365            19897               19847
          29829             28113            20434               20381
          29339             27652            21202               21172
          26904             25357            20019               20058
          24819             23392            19507               19569
          25849             24363            20338               20334
          24665             23247            19534               19482
          25413             23951            19777               19651
          23842             22471            18679               18694
          22774             21464            18085               18253
          21745             20494            17273               17569
          22730             21423            17862               18192
          22607             21307            18130               18183
          21391             20161            16694               16819
          19912             18768            15514               15698
          21143             19927            16569               16789
          20820             19622            16111               16196
          20143             18985            15493               15534
          19482             18362            15149               15251
          19112             18013            14773               14865
          17220             16230            13206               13359
          17697             16679            13575               13701
          18113             17071            14196               14207
          18531             17466            14379               14291
          17714             16696            13764               13532
          17838             16812            13863               13626
          18669             17596            14674               14429
          18763             17684            14710               14458
          18948             17859            14871               14642
          18441             17380            14228               14059
          16855             15886            12841               12671
          16701             15741            12842               12642
          14991             14129            11481               11284
          15535             14642            12096               11890
          16031             15109            12678               12430
          15552             14657            12269               12012
          14855             14001            11838               11511
          14638             13796            11598               11248
          14530             13694            11373               11027
          15535             14642            12469               12108
          16386             15444            13263               12842
6/30/03   16669             15717            13631               13153


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on June 30, 1993, and reinvestment of income and capital gains distributions. The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, market-weighted index composed of companies representative of the market structure of 20 developed market countries in Europe, Australia, and the Far East. The MSCI AC World Free Ex US Index is also an unmanaged Index representing both developed and emerging markets of 49 countries, excluding the U.S. Unlike the fund, indices are not investments, do not incur fees and are not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index.

For the six-month period ended June 30, 2003, Columbia International Stock Fund class A shares returned 7.26% without sales charge. The fund trailed the MSCI All Country World Free ex US Index, which returned 11.10% during the same period. We chose this index as the fund's new benchmark because it includes emerging markets, such as China, and other countries, such as Canada and Mexico, in which the fund invests. By contrast, the fund's former benchmark, the MSCI EAFE Index, only covers Europe, Australasia, and the major Far East markets. The MSCI EAFE Index returned 9.47% for the six-month period.

Two factors were mainly responsible for the fund's underperformance relative to these benchmarks. First, the fund had a relatively small position in lower quality companies--particularly banks in Japan and insurance companies in Europe--which rallied strongly toward the end of the six months. Second, at the beginning of the period, the fund had investments in Asian markets, exclusive of Japan, that were severely hurt by the SARS (severe acute respiratory syndrome) epidemic. SARS had a dramatic impact on economic activity and the travel and tourism industries in Asia.

A WEAK BEGINNING BUT A STRONG ENDING

At the beginning of the period, uncertainty about the war in Iraq, SARS and the global economic slowdown took their toll on the international stock markets. However, once the war officially ended and SARS appeared under control, investor sentiment became more positive, and market participants began focusing on the potential for better economic growth later in 2003. As a result, company valuations rebounded from very low levels. At the end of the six months, many international markets had risen significantly. While European markets generated strong gains, Asian markets--especially Japan--were the global leaders.

               AVERAGE ANNUAL TOTAL RETURN (%) As of June 30, 2003



                           A                         B                         D                 Z
----------------------------------------------------------------------------------------------------------
INCEPTION DATE          11/1/02                   11/1/02                   11/1/02           10/1/92
----------------------------------------------------------------------------------------------------------
                WITHOUT       WITH          WITHOUT      WITH          WITHOUT    WITH        WITHOUT
              SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE
----------------------------------------------------------------------------------------------------------
6-month (cumulative) 7.26       1.10          6.79         1.79         7.09         5.04         7.76
----------------------------------------------------------------------------------------------------------
1-year              -9.56     -14.76        -10.23       -14.70        -9.98       -11.76        -9.14
----------------------------------------------------------------------------------------------------------
5-year              -2.21      -3.36         -2.35        -2.66        -2.30        -2.50        -2.12
----------------------------------------------------------------------------------------------------------
10-year              5.24       4.63          5.16         5.16         5.19         5.09         5.29
----------------------------------------------------------------------------------------------------------


Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any. The "with sales charge" returns include the maximum 5.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter 0%, and the class D sales charge of 1% which also carries a CDSC of 1% that is applied to shares sold within the first year after they are purchased.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Performance results reflect any waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Classes A, B and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any differences in expenses (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. If difference in expenses had been reflected, the returns shown for periods prior to the inception of classes A, B and D would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------
INVESTORS GRAVITATED TOWARD OUT-OF-FAVOR COMPANIES

In managing the fund, we focused on high-quality companies in the pharmaceutical, food, utility and retail sectors. These companies produced relatively strong gains for several months. However, during the market upturn that began in April many market participants sold some of the best performing stocks and began investing in out-of-favor companies that were selling at depressed prices. Consequently, some of the portfolio holdings that had significantly contributed to performance in the past year and which continued to have good prospects for growth held back the fund's results. For example, Unilever, the world's largest household products company, fell 18% (0.9% of net assets).1

Regionally, 56% of the fund's assets were in Europe, 18% in Japan and 15% in emerging markets. In the emerging markets, we made the largest commitment to Thailand (4.6% of net assets), which is benefiting from a strong economic recovery, solid political leadership and increased consumer spending following a sharp decline in interest rates.

GENERIC PHARMACEUTICALS WERE A PORTFOLIO THEME

Capitalizing on the global emphasis to reduce health care costs, we had a large stake in generic pharmaceutical companies, including Ranbaxy Laboratories in India; Teva Pharmaceutical in Israel; Sawai Pharmaceutical in Japan; and Stada Arzneimittel in Germany (0.6%, 1.3%, 0.5% and 0.2% of net assets, respectively). These companies made a positive contribution to the fund's performance during the period.

LOOKING FORWARD TO A GLOBAL ECONOMIC RECOVERY

Recently the Paris-based Organization for Economic Cooperation and Development
(OECD) forecasted an upturn in industrial production over the next six months. In one of its latest publications, the OECD stated that its leading economic indicators for nearly all major countries stabilized in April, started to improve in May and had a sharp improvement in June. We believe these indicators are a precursor to more positive economic news in the coming months. We think the fund is well positioned to take advantage of the better economic environment.

JAMES M. MCALEAR
PORTFOLIO MANAGER

An investment in the fund may present certain risks, including stock market fluctuations that occur in response to economic and business developments. The fund may invest in foreign securities, which have special risks, including political or economic instability and higher transaction costs; different regulations, accounting standards, trading practices and levels of information; and currency exchange rate fluctuations.

                                TOP TEN HOLDINGS
                                 % of net assets
                            June 30, 2003 (unaudited)

Vodafone Group                                2.9
Telefonica                                    1.8
Royal Bank of Scotland                        1.7
Standard Chartered                            1.6
ENI                                           1.5
Siam Cement                                   1.5
Taiwan Semiconductor Manufacturing            1.4
UniCredito Italiano                           1.4
Credit Suisse Group                           1.3
Pearson                                       1.3

Because the fund is actively managed, there is no guarantee the fund will continue to maintain these holdings in the future.

                               TOP FIVE COUNTRIES
                                 % of net assets
                            June 30, 2003 (unaudited)

United Kingdom                               24.8
Japan                                        17.6
United States                                 7.2
France                                        7.2
Spain                                         5.9

Because the fund is actively managed, there is no guarantee the fund will continue to maintain these country weightings in the future.

----------------------
1 Holdings are disclosed as of June 30, 2003 and are subject to change.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------
                             COLUMBIA SPECIAL FUND

                       PERFORMANCE OF A $10,000 INVESTMENT
                                6/30/93 - 6/30/03

           WITHOUT SALES CHARGE    WITH SALES CHARGE
           --------------------    -----------------
Class A       $  23,254                $  21,920
Class B          23,157                   23,157
Class D          23,144                   22,907
Class G          23,144                   23,144
Class T          23,295                   21,959
Class Z          23,337                     n/a

                        ----------------------------------
                         GROWTH OF $10,000 OVER 10 YEARS


(Mountain Chart)

              Class A shares      Class A Shares     Russell          Russell
                 without              with            MidCap          MidCap
              sales charge        sales charge        Index        Growth Index
             --------------       --------------    --------       ------------
6/30/93          9425.00            10000.00        10000.00        10000.00
                 9568.26            10048.00        10152.00         9968.00
                10085.90            10495.10        10701.20        10547.10
                10211.00            10535.00        10833.90        10673.70
                10216.10            10543.40        10839.30        10845.60
                 9947.39            10298.80        10554.30        10592.90
                10574.10            10671.70        11219.20        11017.60
                11002.30            10966.20        11673.60        11300.80
                11039.70            10817.10        11713.20        11203.60
                10616.90            10356.20        11264.60        10675.90
                10681.70            10427.70        11333.30        10650.30
                10573.80            10442.30        11218.90        10666.30
                10199.50            10133.20        10821.70        10207.60
                10389.20            10480.80        11023.00        10490.40
                10844.20            10977.60        11505.80        11115.60
                10817.10            10709.70        11477.10        10932.20
                11094.00            10791.10        11770.90        11121.30
                10611.50            10315.20        11258.80        10630.90
                10815.20            10449.30        11475.00        10779.70
                10704.90            10663.50        11358.00        10909.00
                11075.30            11215.90        11750.90        11489.40
                11369.90            11536.70        12063.50        11945.50
                11405.10            11710.90        12100.90        12045.90
                11538.60            12096.20        12242.50        12342.20
                12273.60            12502.60        13022.30        12903.80
                13205.10            13110.20        14010.70        13715.40
                13425.60            13310.80        14244.70        13866.30
                13639.10            13611.60        14471.20        14175.50
                13071.70            13306.70        13869.20        13816.90
                13777.60            13968.10        14618.10        14434.50
                14007.70            14049.10        14862.30        14441.70
                13902.60            14345.50        14750.80        14697.30
                14522.70            14682.70        15408.70        15252.90
                14875.60            14895.60        15783.10        15373.40
                16175.70            15317.10        17162.60        16115.90
                16633.50            15548.40        17648.30        16444.70
                15680.40            15315.20        16637.00        15948.00
                14145.30            14367.10        15008.30        14710.50
                15008.10            15051.00        15923.80        15506.30
                15589.00            15794.50        16540.00        16491.00
                15150.90            15920.90        16075.20        16298.00
                15993.30            16890.50        16969.00        17258.00
                15838.20            16718.20        16804.40        16968.00
                16213.50            17343.50        17202.70        17718.00
                15959.00            17317.40        16932.60        17328.20
                15185.00            16581.50        16111.40        16349.20
                15072.60            16994.30        15992.10        16749.70
                16484.90            18234.90        17490.60        18250.50
                17019.00            18831.20        18057.30        18756.10
                17977.20            20401.70        19073.90        20551.00
                17921.50            20179.30        19014.80        20349.60
                18790.60            21331.60        19937.00        21379.30
                17697.00            20501.80        18776.70        20308.20
                17881.10            20989.70        18972.00        20521.40
                17841.70            21569.00        18930.20        20790.30
                17365.40            21163.50        18424.80        20416.00
                18475.00            22818.50        19602.10        22335.10
                19646.30            23900.10        20844.90        23271.00
                19585.40            23959.90        20780.30        23587.50
                19074.20            23219.50        20237.90        22618.00
                19383.20            23542.30        20565.80        23258.10
                18061.30            22419.30        19163.20        22262.70
                15798.20            18832.20        16762.00        18012.70
                16899.40            20050.70        17930.40        19374.50
                17604.10            21418.10        18678.10        20800.50
                18413.90            22431.20        19537.20        22204.50
                20811.30            23745.70        22081.00        24504.90
                20388.90            23705.30        21632.70        25240.00
                18706.80            22915.90        19848.00        24005.80
                19236.20            23633.20        20409.70        25342.90
                19861.40            25379.70        21073.10        26498.50
                19915.00            25306.10        21130.00        26156.70
                21307.00            26199.40        22606.90        27982.40
                20750.90            25478.90        22016.90        27092.60
                20362.90            24819.00        21605.20        26810.80
                20643.90            23945.40        21903.30        26582.90
                21886.70            25080.40        23221.90        28637.80
                24591.80            25802.70        26092.10        31604.70
                28371.60            28073.30        30102.50        37078.60
                28853.90            27144.10        30614.30        37071.20
                37083.10            29231.50        39345.40        44863.60
                36486.00            30906.40        38712.00        44908.40
                32921.40            29444.60        34929.80        40547.80
                31120.60            28664.30        33019.20        37591.90
                34571.80            29512.70        36681.00        41580.40
                33206.20            29182.20        35232.10        38948.30
                37851.80            31977.90        40161.10        44821.70
                37056.90            31520.60        39317.70        42630.00
                34470.30            31035.20        36573.30        39714.10
                29475.60            28242.00        31273.80        31084.20
                32302.30            30391.20        34273.00        32722.30
                31743.50            30880.50        33680.10        34590.80
                28175.50            28999.90        29894.40        28606.60
                25752.40            27201.90        27323.50        24513.00
                28214.30            29527.70        29935.60        28599.30
                27754.40            30076.90        29447.70        28464.90
                27243.80            29794.10        28905.80        28479.10
                26249.40            28942.00        27850.80        26559.60
                24758.40            27827.80        26268.90        24634.00
                21960.70            24471.70        23300.50        20562.00
                22755.70            25440.80        24144.00        22723.10
                24619.40            27572.80        26121.30        25170.40
                25522.90            28681.20        27080.00        26126.90
                24662.80            28509.10        26167.40        25277.70
                23555.40            28206.90        24992.50        23844.50
                24947.50            29899.30        26469.50        25663.80
                24308.90            29319.30        25791.90        24306.20
                23917.50            28988.00        25376.70        23581.90
                22264.80            27045.80        23623.10        20978.40
                20559.30            24406.10        21813.60        18939.30
                20078.20            24540.30        21303.20        18873.10
                19192.80            22275.30        20363.70        17374.50
                19726.30            23400.20        20929.80        18721.10
                20286.60            25024.10        21524.20        20186.90
                19231.70            24038.20        20405.00        18967.60
                19231.70            23552.60        20405.00        18781.70
                18789.30            23241.70        19935.60        18618.30
                18905.80            23471.80        20059.20        18964.60
                19856.80            25175.90        21068.20        20256.10
                21562.50            27479.50        22878.00        22204.80
6/30/03         21920.00            27757.00        23254.00        22521.00


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on June 30, 1993, and reinvestment of income and capital gains distributions. The Russell MidCap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the Russell 1000 Index. The Russell MidCap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Unlike the fund, indices are not investments, do not incur fees, and are not professionally managed. It is not possible to invest directly in an index. Securities in this fund may not match those in an index.

For the six-month period ended June 30, 2003, Columbia Special Fund class A shares returned 13.95% without sales charge. The fund trailed the Russell MidCap Growth Index, which returned 18.74%, and the Russell MidCap Index, which returned 15.47% during the same period. The fund also came out behind its peer group, the Lipper MidCap Growth Funds Category average, which was 15.80%.1 In the first quarter, our overweighting of the consumer discretionary sector had a negative impact on performance. In the second quarter, the fund missed out on the strong gains delivered by speculative technology issues that had been beaten down in the bear market. The fund's investment in energy stocks also hurt performance, as the sector trailed the market. All these factors caused the fund to fall behind its benchmark and peer group.

EQUITY MARKETS STRENGTHEN

Early in 2003, the stock market made little headway as uncertainty dominated the economy and geopolitical climate. In the second quarter, however, the equity markets exhibited renewed vigor. This recovery was fueled by a relatively quick end to the major military campaigns in Iraq, extremely strong monetary and fiscal stimulus, and anticipation of a stronger economy and improved corporate operating profits in the second half of 2003 and in 2004.

CONSUMER DISCRETIONARY STOCKS WEAKEN

In the first quarter, we were disappointed by the performance of retailers Williams-Sonoma and Dollar Tree Stores, as well as Westwood One, a television and radio programming service provider (1.9%, 0.5% and 0.5% of net assets, respectively).2 These stocks were weighed down by concerns of a potential double dip in the economy, but rebounded nicely in the second quarter as the economic outlook improved. In the industrial sector, Concord EFS, a company that specializes in the processing and settlement of credit and debit card transactions, also delivered disappointing results. The company had to restate earnings lower due to overly aggressive revenue recognition in past periods. We had purchased the stock as a potential recovery plan, but sold it at a loss as the company's problems were deeper than we anticipated.

HEALTH CARE AND TECHNOLOGY POSITIONS WERE GOOD PERFORMERS

Strong stock selection and an overweighting in health care contributed positively to performance during the period. Among the portfolio's best



                                       AVERAGE ANNUAL TOTAL RETURN (%) AS OF JUNE 30, 2003
                        CLASS A                    CLASS B               CLASS D
--------------------------------------------------------------------------------------------------
INCEPTION DATE          11/1/02                    11/1/02               11/1/02
--------------------------------------------------------------------------------------------------
                 WITHOUT       WITH         WITHOUT       WITH           WITHOUT       WITH
              SALES CHARGE SALES CHARGE  SALES CHARGE  SALES CHARGE  SALES CHARGE  SALES CHARGE
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
6-month
  (cumulative)   13.95         7.40         13.55          8.55         13.48         11.36
--------------------------------------------------------------------------------------------------
1-year           -1.58        -7.22         -1.99         -6.89         -2.05         -3.98
--------------------------------------------------------------------------------------------------
5-year            2.49         1.28          2.40          2.12          2.39          2.18
--------------------------------------------------------------------------------------------------
10-year           8.81         8.16          8.76          8.76          8.75         8.64
--------------------------------------------------------------------------------------------------


                    CLASS G                      CLASS T          CLASS Z
-------------------------------------------------------------------------------
INCEPTION DATE       11/1/02                     11/1/02          11/20/85
-------------------------------------------------------------------------------
                WITHOUT       WITH         WITHOUT        WITH       WITHOUT
              SALES CHARGE SALES CHARGE  SALES CHARGE SALES CHARGE SALES CHARGE
-------------------------------------------------------------------------------
6-month
  (cumulative)   13.41         8.41         14.00        7.46        14.20
-------------------------------------------------------------------------------
1-year           -2.05        -6.94         -1.40       -7.06        -1.23
-------------------------------------------------------------------------------
5-year            2.39         1.97          2.52        1.32         2.56
-------------------------------------------------------------------------------
10-year           8.75         8.75          8.82        8.18         8.84
-------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any. The "with sales charge" returns include the maximum 5.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class D sales charge of 1% which also carries a CDSC of 1% that is applied to shares sold within the first year after they are purchased. For class G shares, the CDSC for the holding period after purchase is as follows: through first year-5%, second year-4%, third year-4%, fourth year-4%, fifth year-3%, sixth year-2%, seventh year-1%, thereafter-0%. For class T shares, the "with sales charge" returns include the maximum 5.75% charge. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes A, B, D, G and T (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B, D, G and T would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

performers were Caremark Rx, a pharmacy benefits manager, as well as Barr Laboratories, a generic drug company, and Gilead Sciences, a biotechnology company (4.2%, 2.3% and 0.8% of net assets, respectively). We believe that both generic drug and biotech companies have the potential to generate attractive earnings as more branded drugs come off patent and as legislators work to expand Medicare prescription benefits. We sold HCA, a leading hospital operator, due to slowing admissions and reimbursement reductions from Medicare.

Our emphasis on high-quality technology companies with established earnings, in an environment that favored lower quality names, and our slight underweight in the sector, detracted from the fund's relative performance in the second quarter. However, the fund's intensive bottom-up, research process helped us identify companies with reasonable valuations and above-average earnings growth. Applications software providers, such as Amdocs and VERITAS Software (1.8% and 1.4% of net assets, respectively), were solid performers. We increased our exposure to several existing technology holdings and added positions in UTStarcom, a communications equipment company and Marvell Technology, a semiconductor firm (1.2% and 1.0% of net assets, respectively). However, we eliminated our position in Networks Associates, a software security company best known for its McAfee anti-virus programs, when it unexpectedly reported disappointing earnings due to increasing competition. While the business prospects for the technology industry are improving, valuations have become stretched, which means continued outperformance will require strongly accelerating earnings growth. We remain biased towards companies with established earnings that are less dependent on a strong snapback in demand.

Early in the period, the fund benefited from an overweight in the energy sector including Apache, Valero Energy and BJ Services (1.5%, 1.1% and 1.8% of net assets, respectively). During the second half of the period, however, these companies trailed the broader market. This happened as investors moved into more economically sensitive areas and anticipated lower natural gas prices during the summer, when demand is seasonally lower and injections into underground storage increase inventories. We remain committed to our overweight in the energy sector, where our focus is on natural gas oriented companies. We believe the longer term outlook favors consistently higher commodity prices and increased drilling activity

POSITIVE OUTLOOK FOR EQUITIES

Our long-term outlook for stocks remains positive. We are optimistic that current fiscal stimulus will help fuel continued economic improvement and lead to a more lasting market recovery. Though many lower quality companies with little or no earnings have bounced strongly off their bottoms in the recent market rally, we remain focused on companies that demonstrate the ability to generate above-average earnings and cash flow over the long term. The result is a carefully constructed portfolio of growth stocks highly diversified across market sectors.

RICHARD J. JOHNSON
PORTFOLIO MANAGER

An investment in the fund may present certain risks, including stock market fluctuations that occur in response to economic and business developments. Stocks of small- and mid-cap companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. The fund may invest in foreign securities, which have special risks, including political or economic instability and higher transaction costs; different regulations, accounting standards, trading practices and levels of information; and currency exchange rate fluctuations.

                                TOP TEN HOLDINGS
                                 % of net assets
                            June 30, 2003 (unaudited)

Caremark Rx                                   4.2
WellPoint Health Networks                     2.9
Barr Laboratories                             2.3
AmerisourceBergen                             2.2
Electronic Arts                               1.9
Williams-Sonoma                               1.9
BJ Services                                   1.8
UnitedHealth Group                            1.8
Amdocs                                        1.8
Microchip Technology                          1.8

Because the fund is actively managed, there is no guarantee the fund will continue to maintain these holdings in the future.

                            ------------------------
                                TOP FIVE SECTORS
                                 % of net assets
                            June 30, 2003 (unaudited)

Health care                                  27.2
Information technology                       24.4
Consumer discretionary                       17.3
Industrials                                  11.5
Energy                                        9.4

Because the fund is actively managed, there is no guarantee the fund will continue to maintain these sectors in the future.

------------------------------
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

2 Holdings are disclosed as of June 30, 2003 and are subject to change.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------
                            COLUMBIA SMALL CAP FUND

                       PERFORMANCE OF A $10,000 INVESTMENT
                               10/1/96 - 6/30/03

                                     without
                                  sales charge
                                  -------------
Class Z                              $19,423

                            ------------------------
                                GROWTH OF $10,000
                                 SINCE INCEPTION

(Mountain Chart)

                 CLASS Z       RUSSEL 2000      RUSSEL 2000
                  SHARES         INDEX         GROWTH INDEX
                 -------       ----------      ------------
10/1/96           10000           10000             10000
                  10174            9846              9569
                  10488           10252              9835
                  10762           10520             10027
                  11508           10731             10277
                  10820           10471              9657
                  10224            9977              8975
                  10191           10005              8871
                  11475           11117             10204
                  12245           11594             10550
                  13098           12133             11090
                  13753           12411             11423
                  15021           13320             12334
                  14449           12735             11593
                  14201           12652             11317
                  14432           12874             11324
                  13817           12670             11173
                  14953           13606             12160
                  16261           14167             12670
                  16435           14245             12747
                  15247           13477             11820
                  15715           13505             11941
                  14978           12411             10944
                  11771           10001              8418
                  12854           10784              9271
                  12984           11224              9755
                  13720           11812             10512
                  15109           12544             11464
                  15030           12710             11980
                  13452           11681             10884
                  13678           11863             11271
                  14077           12926             12266
                  14381           13115             12286
                  15682           13708             12933
                  16089           13332             12534
                  15726           12839             12065
                  16002           12841             12298
                  17555           12894             12613
                  19965           13664             13946
                  24048           15210             16404
                  24250           14966             16252
                  30795           17436             20034
                  29560           16287             17928
                  26350           15307             16117
                  24885           14414             14705
                  28386           15671             16605
                  26206           15167             15182
                  29285           16324             16779
                  28067           15844             15946
                  26663           15137             14651
                  23453           13583             11990
                  25451           14750             12724
                  25767           15518             13753
                  22982           14500             11868
                  20994           13791             10789
                  23433           14869             12110
                  23600           15235             12390
                  23984           15761             12729
                  22785           14908             11643
                  21092           14427             10915
                  17835           12485              9154
                  19105           13215             10034
                  20452           14238             10872
                  21839           15116             11549
                  21249           14959             11138
                  20197           14549             10418
                  21535           15719             11323
                  20856           15862             11078
                  20089           15158             10430
                  18741           14406              9546
                  16203           12231              8079
                  16459           12200              8074
                  15751           11324              7491
                  16027           11688              7871
                  16942           12730              8651
                  16038           12021              8054
                  15988           11688              7835
                  15742           11335              7625
                  16056           11481              7741
                  17346           12570              8473
                  18950           13919              9428
6/30/03           19423           14171              9610


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on October 1, 1996, and reinvestment of income and capital gains distributions. The Russell 2000 Index is an unmanaged market capitalization weighted index that tracks the performance of 2000 small companies. The Russell 2000 Growth Index, also an unmanaged index, measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the fund, indices are not investments, do not incur fees and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those of the index. Index performance is from September 30, 1996.

For the six-month period ended June 30, 2003, Columbia Small Cap Fund class Z shares returned 21.10% without sales charge. This return was higher than the Russell 2000 Growth Index, which returned 19.33% during the same period, and the Lipper Small-Cap Growth Funds Category average, which posted a return of 17.22%.1 The fund also performed better than the Russell 2000 Index, an index less closely aligned with the fund's emphasis on growth stocks than the Russell 2000 Growth Index or its peer group. The Russell 2000 Index had a total return of 17.88%. The fund's performance was driven largely by strong stock selection in health care and information technology.

SMALL-CAP STOCKS POST STRONG GAINS

During the first half of the semiannual period, volatility continued to dominate the markets, further eroding investor confidence. A swift end to the major military campaign in Iraq, higher-than-expected corporate profits, improved revenue growth, and significant fiscal and monetary stimulus, however, helped fuel strong performance in the second quarter. As investor optimism increased, small-cap growth stocks benefited.

Some of the fund's strongest gains came from the health care sector, where top performers included Caremark Rx and Mid Atlantic Medical Services (2.1% and 1.6% of net assets).2 In the technology sector, Amdocs and Macromedia (1.2% and 1.4% of net assets) were also strong performers. However, the fund experienced disappointing returns from other technology holdings including webMethods (0.6% of net assets) and Acxiom, which we eliminated from the portfolio during the period. The fund's relative underweighing in technology, particularly lower quality companies with volatile or no earnings history, benefited performance in the first quarter. This same position, however, hurt in the second quarter, as lower quality technology stocks bounced hard in the post-war market rally. We stayed with our bottom-up approach that emphasizes high quality stocks, believing that over the long term these types of stocks will generate the most attractive returns.

AVERAGE ANNUAL TOTAL RETURN (%)
     As of June 30, 2003

                            CLASS Z
---------------------------------------
Public offering date        10/1/96
---------------------------------------
                            WITHOUT
                         SALES CHARGE
---------------------------------------
6-month (cumulative)        21.10
1-year                       3.62
5-year                       4.33
Life                        10.34


Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any.

Performance results reflect any voluntary waivers or reimbursements of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------
ENERGY AND CONSUMER DISCRETIONARY STOCKS MOVE OUT OF FAVOR

In the first half of the semiannual period, the fund also benefited from a significant overweighting in energy, aided by strong performance from Premcor (1.1% of net assets). This trend reversed during the last three months of the period, as energy holdings, which typically do not fare as well in the summer, delivered weaker-than-expected returns. Though strong stock selection in the consumer discretionary sector benefited fund performance, several holdings delivered unfavorable returns including Michaels Stores, Lamar Advertising and Entravision Communications (0.9%, 0.9% and 0.7% of net assets, respectively).

MARKET POISED FOR FURTHER GAINS AS ECONOMY RECOVERS

The fund's positioning reflects our outlook for continued strengthening in the equity markets. We plan to maintain an overweight in the health care sector, where we expect earnings growth to remain positive. We also believe that select technology stocks will be direct beneficiaries of an economic recovery. While valuations remain generally high, extensive analysis helps us select companies with reasonable prices and strong growth prospects. New technology additions during the period included Ultratech, Pixelworks and Credence Systems
(0.8%, 0.2% and 0.8% of net assets, respectively). We believe that consumer discretionary stocks will also fare well in an improving economy, but will likely not do as well as more economically-sensitive stocks. As a result, we have trimmed our exposure.

We are optimistic that the economy is primed for a recovery later this year. Though lower quality companies generated the highest gains recently, we are confident that our time-tested approach, which selects stocks with visible and improving earnings, will perform well over the long term. The result is a highly diversified portfolio of small-cap growth stocks with above-average growth potential.

RICHARD J. JOHNSON
PORTFOLIO MANAGER

An investment in the fund may present certain risks, including stock market fluctuations that occur in response to economic and business developments. Stocks of small- and mid-cap companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. The fund may invest in foreign securities, which have special risks, including political or economic instability and higher transaction costs; different regulations, accounting standards, trading practices and levels of information; and currency exchange rate fluctuations.

                                TOP FIVE SECTORS
                                 % of net assets
                            June 30, 2003 (unaudited)

Information technology                       28.7
Health care                                  21.9
Consumer discretionary                       18.0
Industrials                                  13.0
Energy                                       10.6

Because the fund is actively managed, there is no guarantee the fund will continue to maintain these sectors in the future.

                        ---------------------------------
                                TOP TEN HOLDINGS
                                 % of net assets
                            June 30, 2003 (unaudited)

Amphenol                                      2.8
Caremark Rx                                   2.1
Education Management                          2.0
First Health Group                            1.8
Harman International                          1.6
Mid Atlantic Medical Services                 1.6
DaVita                                        1.6
Entercom Communications                       1.5
Henry Schein                                  1.5
Macromedia                                    1.4

Because the fund is actively managed, there is no guarantee the fund will continue to maintain these holdings in the future.

---------------------
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

2 Holdings are disclosed as of June 30, 2003 and are subject to change.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

                        COLUMBIA REAL ESTATE EQUITY FUND

                       PERFORMANCE OF A $10,000 INVESTMENT
                                4/1/94 - 6/30/03

           WITHOUT SALES CHARGE    WITH SALES CHARGE
           --------------------    -----------------
Class A       $  27,421                $  25,850
Class B          27,309                   27,309
Class D          27,313                   27,043
Class Z          27,537                    n/a

                          ----------------------------
                                GROWTH OF $10,000
                                 SINCE INCEPTION

(Mountain Chart)

 CLASS A SHARES              CLASS A
     WITHOUT               WITH SHARES             NAREIT
  SALES CHARGE            SALES CHARGE              INDEX
----------------        ------------------         -------
4/1/94    10000                 9425                10000
          10017                 9441                10170
          10326                 9732                10397
          10135                 9552                10185
           9966                 9393                10135
          10118                 9536                10165
           9908                 9339                 9976
           9610                 9057                 9630
           9253                 8721                 9299
          10177                 9592                 9977
           9803                 9240                 9760
           9899                 9329                10001
           9968                 9395                 9961
           9818                 9254                 9958
          10303                 9711                10381
          10562                 9955                10546
          10724                10107                10728
          10795                10175                10856
          11065                10429                11042
          10820                10197                10806
          10910                10283                10904
          11894                11210                11500
          12118                11422                11689
          12221                11519                11826
          12147                11448                11761
          12137                11439                11821
          12413                11699                12126
          12707                11976                12284
          12726                11994                12376
          13342                12575                12863
          13901                13101                13087
          14173                13358                13476
          14903                14046                14090
          16449                15503                15554
          16774                15810                15728
          16877                15906                15697
          17108                16124                15664
          16523                15573                15233
          17046                16066                15681
          17819                16794                16443
          18752                17674                16951
          18565                17497                16911
          20225                19062                18387
          19533                18410                17891
          20025                18874                18277
          20518                19338                18708
          20442                19266                18609
          20060                18906                18293
          20736                19543                18620
          19836                18695                18013
          19681                18549                17887
          19626                18497                17766
          18470                17408                16613
          17114                16130                15044
          18002                16967                15896
          17698                16680                15602
          18057                17019                15831
          17983                16949                15432
          17663                16648                15110
          17538                16529                14755
          17434                16432                14688
          18876                17791                16082
          19442                18325                16436
          19003                17910                16170
          18302                17250                15655
          18291                17239                15457
          17473                16469                14869
          17119                16134                14503
          16977                16000                14267
          17540                16532                14719
          17612                16599                14768
          17179                16191                14592
          18070                17031                15072
          19155                18053                16085
          19314                18203                16243
          20032                18880                16660
          21757                20506                18116
          20895                19694                17381
          21758                20507                17933
          20723                19531                17157
          21334                20107                17377
          22601                21301                18600
          22386                21099                18793
          22071                20802                18493
          21691                20444                18672
          22457                21166                19118
          22942                21623                19581
          23938                22561                20728
          23514                22162                20316
          24259                22864                21059
          22728                21422                20185
          21958                20695                19608
          23223                21887                20687
          23822                22452                21191
          23967                22589                21234
          24442                23036                21643
          25366                23907                22942
          25551                24082                23137
          26057                24558                23449
          26429                24910                24090
          25060                23619                22830
          24805                23378                22784
          23825                22455                21909
          23117                21788                20855
          24299                22901                21838
          24527                23117                21999
          23865                22493                21359
          24139                22751                21711
          24557                23145                22146
          25581                24110                23120
          26827                25284                24517
6/30/03   27421                25850                25051


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on April 1, 1994, and reinvestment of income and capital gains distributions. The National Association of Real Estate Investment Trusts (NAREIT) Index is an unmanaged index that tracks performance of all publicly traded equity REITs. Unlike the fund, indices are not investments, do not incur fees, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index performance is from March 31, 1994.

For the six-month period ended June 30, 2003, Columbia Real Estate Equity Fund class A shares returned 11.78% without sales charge. The NAREIT Index, a common measure of real estate securities performance, returned 13.87%. An overweight allocation to forest products, which was made late in 2002 in anticipation of a more rapid improvement in the economy, was the primary reason the fund fell short of its benchmark. The fund also was significantly underexposed to health care REITs, a sector that performed well. In addition, the fund's defensive cash position detracted from performance.

UNDERLYING ECONOMIC CONDITIONS GENERALLY LESS HOSPITABLE TO GROWTH

Business conditions underlying the nation's real estate markets were generally weak throughout the period. Job growth, which directly affects the health of the U.S. office and apartment markets, remained sluggish. The average vacancy rate in the major metropolitan office markets reached 17%, a level that is significantly higher than the historical average. During 2002, most office REITs reported year-over-year earnings declines, and few expect earnings to turn positive before the end of 2004. As office leases are renewed, we are doubtful that landlords will be able to extract meaningful rent increases.

Similarly, apartment vacancy rates have increased, as low mortgage rates and a single-family construction boom are prompting renters to buy houses. As a result of these factors, we have maintained an underweight position in both office and apartment companies.

By contrast, the retail sector has benefited from a combination of brisk consumer spending, attractive lease structures and unabated demand by retailers for high-quality mall space. As a result, the fund's holdings of higher-quality regional mall and shopping center companies have done well. Nevertheless, we have some concerns about consumers who, saddled by high debt and static incomes, may not be able to propel

               AVERAGE ANNUAL TOTAL RETURN (%) As of June 30, 2003


                        Class A                   Class B                   Class D              Class Z
-----------------------------------------------------------------------------------------------------------
INCEPTION DATE          11/1/02                   11/1/02                   11/1/02              4/1/94
-----------------------------------------------------------------------------------------------------------
                   WITHOUT       WITH          WITHOUT      WITH          WITHOUT    WITH        WITHOUT
                 SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE
-----------------------------------------------------------------------------------------------------------
6-month (cumulative) 11.78       5.35      11.34          6.34         11.35         9.25       12.09
-----------------------------------------------------------------------------------------------------------
1-year                3.73      -2.23       3.31         -1.69          3.33         1.30        4.17
-----------------------------------------------------------------------------------------------------------
5-year                6.92       5.66       6.83          6.52          6.84         6.62        7.01
-----------------------------------------------------------------------------------------------------------
Life                 11.53      10.82      11.48         11.48         11.48        11.36       11.58
-----------------------------------------------------------------------------------------------------------


Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results assume reinvestment of distributions, if any. The "with sales charge" returns include the maximum 5.75% charge for class A shares, the appropriate class b contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through the first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class D sales charge of 1% which also carries a CDSC of 1% that is applied to shares sold within the first year after they are purchased. performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes A, B, and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior inception of the newer class shares. these class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and newer class shares. had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B and D would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------
retail earnings growth indefinitely. As a result, we have taken profits from some of the fund's retail holdings.

We continue to overweight the industrial sector, where we particularly like what ProLogis Trust (4.5% of net assets)1 has been doing in Europe and Japan. Although neither European nor Japanese economies are any more robust than the US, the company is leading the modernization of logistics in both regions. During the second quarter we took advantage of an attractive valuation opportunity to add a new position in Duke Realty (2.3% of net assets). Duke's management has significantly reduced the debt on its balance sheet, which will help it achieve greater growth if the manufacturing economies in which the company operates continue to improve.

RISKS RISE FOR REITS

The strong returns generated by REITs over the past year has largely been the result of investors seeking higher yields than they can get from alternative fixed income investments. The business conditions underlying the REIT markets likely have bottomed or are close to bottoming. As we have noted in the past, REIT returns tend to lag those of the broader stock market, which could make real estate securities less attractive if equities strengthen. The other risk facing REITs is that investors may become disappointed if the economic fundamentals underlying company earnings do not improve quickly enough to justify what is perceived to be a pricier market for their shares. Overall, however, we are generally encouraged by the income stability and liquidity that REITs offer, and we believe the fund is well positioned to benefit from eventual economic recovery over the long term.

DAVID W. JELLISON
PORTFOLIO MANAGER

An investment in the fund may present certain risks, including stock market fluctuations that occur in response to economic and business developments. The fund may be subject to the same types of risks associated with direct ownership of real estate including the decline of property value due to general, local and regional economic conditions. In addition, the fund's share price will likely be subject to more volatility than the overall stock market because it concentrates in real estate stocks.

                                TOP TEN HOLDINGS
                                 % of net assets
                            June 30, 2003 (unaudited)

Cousins Properties                            5.4
iStar Financial                               5.0
Simon Property Group                          4.8
General Growth Properties                     4.6
ProLogis Trust                                4.5
Alexandria Real Estate Equities               3.6
Rouse                                         3.6
Regency Centers                               3.5
Kimco Realty                                  3.4
Bowater                                       3.3

Because the fund is actively managed, there is no guarantee the fund will continue to maintain these holdings in the future.

                          -------------------------------
                                   TOP SECTORS
                                 % of net assets
                            June 30, 2003 (unaudited)

Real Estate                                  80.4
Paper & Forest products                       6.9
Hotel, Restaurants & Leisure                  5.8
Others                                        6.9

Because the fund is actively managed, there is no guarantee the fund will continue to maintain these sectors in the future.

---------------------
1 Holdings are disclosed as of June 30, 2003 and are subject to change.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------
                            COLUMBIA TECHNOLOGY FUND

                       PERFORMANCE OF A $10,000 INVESTMENT
                                11/9/00 - 6/30/03

           without sales charge    with sales charge
           --------------------    -----------------
Class A          $4,985                 $4,699
Class B           4,945                  4,797
Class D           4,975                  4,926
Class Z           5,005                   n/a



                        ---------------------------------
                                GROWTH OF $10,000
                                 SINCE INCEPTION

(Mountain Chart)

          CLASS A SHARES              CLASS A SHARES         MERRILL LYNCH
             WITHOUT                      WITH                   100
           SALES CHARGE                SALES CHARGE         TECHNOLOGY INDEX
          --------------              --------------       -----------------
11/9/00        10000                       9425                  10000
                8713                       8212                   7182
                8622                       8127                   6786
                9142                       8617                   7954
                6815                       6423                   5654
                6145                       5792                   4751
                7365                       6941                   5805
                7135                       6725                   5464
                7285                       6866                   5483
                6745                       6357                   4987
                6095                       5745                   4376
                4547                       4285                   3242
                5166                       4869                   3856
                5896                       5557                   4585
                6126                       5773                   4577
                6086                       5736                   4602
                5367                       5058                   3978
                6106                       5755                   4440
                5376                       5067                   3899
                5047                       4757                   3681
                4607                       4342                   3080
                3888                       3664                   2669
                3858                       3636                   2575
                3468                       3269                   2112
                3818                       3598                   2572
                4258                       4013                   3140
                3788                       3570                   2676
                3828                       3608                   2667
                3808                       3589                   2690
                3679                       3467                   2671
                4138                       3900                   2984
                4888                       4607                   3491
6/30/03         4985                       4699                   3474


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on November 9, 2000, and reinvestment of income and capital gains distributions. The Merrill Lynch 100 Technology Index is an equally weighted, unmanaged index of 100 leading technology stocks. Unlike the fund, indices are not investments, do not incur fees, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index performance is from October 31, 2000.

TECHNOLOGY STOCKS REBOUNDED

For the six-month period ended June 30, 2003, Columbia Technology Fund class A shares returned 31.66% without sales charge. The fund performed better than its benchmark, the Merrill Lynch 100 Technology Index, which posted a total return of 29.85% for the same period. The fund's aggressive positioning and its emphasis on semiconductors and the Internet accounted for its superior relative returns.

Stocks in general--and technology stocks in particular--showed renewed signs of life during the first half of 2003. Early in the year, the anticipation of war in Iraq had a chilling effect on the stock market in an economy already slowed by an overly cold winter and a relatively strong dollar. (A strong dollar can be a problem for companies that sell their products into multinational markets.) But the cold wore off, a military victory was declared, the dollar weakened and stocks began to rise. Many of the stocks that had been beaten down most severely began to bounce back as investors were attracted to their valuations and the prospects of a strengthening economy ahead.

BROADBAND GROWTH FUELED TECH SECTOR

The accelerating growth of broadband Internet access was a key factor in the technology rally. As faster service has become available to more customers, Internet usage has stepped up. Many weaker Internet companies have gone out of business, but those companies that have survived the downturn have prospered. Many companies that were left for dead have seen their prospects improve.

Many different types of companies have benefited from the trend to broadband and increased Internet usage. For example, our investment in E-Loan rose strongly during the period. On-line customers discovered the convenience of this one-stop shopping emporium for loan products, including mortgages and home equity credit lines. We took profits and sold the stock.


                                       AVERAGE ANNUAL TOTAL RETURN (%) As of June 30, 2003

                            CLASS A                 CLASS B                    CLASS D           CLASS Z
-----------------------------------------------------------------------------------------------------------
INCEPTION DATE              11/1/02                 11/1/02                    11/1/02           11/9/00
-----------------------------------------------------------------------------------------------------------
                   WITHOUT       WITH          WITHOUT      WITH          WITHOUT    WITH        WITHOUT
                 SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE
-----------------------------------------------------------------------------------------------------------
6-month (cumulative) 31.66      24.09        30.95        25.95        31.75       29.44         32.19
-----------------------------------------------------------------------------------------------------------
1-year                8.24       2.04         7.38         2.38         8.03        5.88          8.68
-----------------------------------------------------------------------------------------------------------
Life                -23.19     -24.89       -23.42       -24.30       -23.25      -23.54        -23.07
-----------------------------------------------------------------------------------------------------------


Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results assume reinvestment of distributions, if any. The "with sales charge" returns include the maximum 5.75% charge for class a shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through the first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class D sales charge of 1% which also carries a CDSC of 1% that is applied to shares sold within the first year after they are purchased. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes A, B, and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B and D would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------
We also invested in companies that supply and support the infrastructure for high speed Internet transmission and networking systems, such as PMC-Sierra (4.7% of net assets).1 The fund had a large position in the stock, which appreciated strongly during the period. And we made Internet-related investments in China, Japan and India, where Internet usage is just beginning to gain favor.

STRONG RETURNS FROM BIOTECH, RUSSIAN CELL PHONES

After two years of negative performance, biotechnology companies were strong performers during the period. As a result, our stakes in Gilead Sciences and Exact Sciences did well (0.7% and 0.7% of net assets, respectively). Gilead develops drug therapies for infectious diseases and Exact Sciences specializes in early cancer detection tests.

Outside the United States, our investment in the number one and number two mobile phone service providers in Russia, Vimpel-Communications and Mobile Telesystems (MTS) (1.6% and 2.0% of net assets, respectively), did well. Russian cell phone usage is still in the early stages. With subscriber growth rates of 20% per quarter, compared to 0%-5% in the United States, we believe that MTS and Vimpel-Communications continue to have attractive growth potential.

OPTIMISTIC ABOUT THE PERIOD AHEAD

Looking ahead, we are bullish on the prospects for the technology sector because we believe the economy's underlying strength has yet to surface. However, we have not tied the fund's prospects to an improving economy or increased corporate spending on information technology. Instead, we have concentrated on product cycle themes, such as broadband and the Internet, where we believe the accelerating usage will continue to provide opportunities going forward. We have focused on identifying companies with attractive business prospects. In addition, we are seeking to increase our exposure to the fast-growing technology markets of Russia and China, a reflection of our optimism that growth is likely to occur outside the United States as well.

THE TECHNOLOGY FUND IS TEAM MANAGED, OPERATED BY WAYNE COLLETTE AND TED WENDELL

An investment in the fund may present certain risks, including stock market fluctuations that occur in response to economic and business developments. In addition, the fund's share price will likely be subject to more volatility than the overall stock market because it focuses on technology stocks.

                                TOP TEN HOLDINGS
                                 % of net assets
                            June 30, 2003 (unaudited)

PMC-Sierra                                    4.7
Intersil                                      4.4
Cabot Microelectronics                        3.9
Marvell Technology Group                      2.7
Inter-Tel                                     2.6
Siliconware Precision Industries              2.5
Sohu.com                                      2.3
4 Kids Entertainment                          2.2
Electronics for Imaging                       2.1
Dot Hill Systems                              2.1

Because the fund is actively managed, there is no guarantee the fund will continue to maintain these holdings in the future.

                     --------------------------------------
                                TOP FIVE SECTORS
                                 % of net assets
                            June 30, 2003 (unaudited)

Semiconductors equipment & products          29.1
Software                                     13.0
Communications equipment                     11.5
Internet software & services                  9.5
Media                                         8.1

Because the fund is actively managed, there is no guarantee the fund will continue to maintain these sectors in the future.

----------------------
1 Holdings are disclosed as of June 30, 2003 and are subject to change.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------
                         COLUMBIA STRATEGIC VALUE FUND

                       PERFORMANCE OF A $10,000 INVESTMENT
                                11/9/00 - 6/30/03

           WITHOUT SALES CHARGE    WITH SALES CHARGE
           --------------------    -----------------
Class A       $  15,122                 $ 14,254
Class B          15,021                   14,721
Class D          15,011                   14,862
Class Z          15,142                     n/a


             --------------------------------------
                        GROWTH OF $10,000
                         SINCE INCEPTION

(Mountain Chart)

 CLASS A SHARES      CLASS A SHARES         RUSSELl
     WITHOUT              WITH               3000         S&P 500
  SALES CHARGE         SALES CHARGE        VALUE INDEX     INDEX
----------------     ---------------       -----------    -------
11/9/00    10000           9425               10000        10000
            9790           9227                9639         9212
           11224          10579               10157         9257
           12274          11568               10211         9586
           12254          11549                9946         8713
           11984          11295                9608         8161
           12934          12190               10077         8794
           13743          12953               10305         8853
           13963          13160               10122         8638
           13884          13085               10087         8553
           13664          12879                9707         8019
           12325          11616                8997         7372
           12736          12003                8940         7513
           13896          13097                9468         8089
           14568          13731                9716         8160
           14599          13759                9656         8041
           14719          13872                9675         7886
           15591          14695               10152         8182
           15521          14629                9858         7686
           15541          14648                9877         7630
           14900          14043                9338         7087
           13636          12852                8431         6535
           13676          12889                8487         6577
           12311          11603                7567         5863
           12894          12153                8096         6378
           14141          13328                8614         6753
           13310          12544                8241         6357
           12945          12201                8039         6191
           12681          11952                7821         6098
           12620          11894                7839         6157
           13827          13032                8533         6664
           14982          14121                9106         7015
6/30/03    15122          14254                9222         7104


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on November 9, 2000, and reinvestment of income and capital gains distributions. The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indices. The S&P 500 Index is an unmanaged index generally considered representative of the US stock market. Unlike the fund, indices are not investments, do not incur fees and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index performance is from October 31, 2000.

For the six-month period ended June 30, 2003, Columbia Strategic Value Fund class A shares returned 13.63% without sales charge. The Russell 3000 Value Index returned 11.91% and the S&P 500 Index posted a return of 11.75%. The fund's peer group, the Lipper Multi-Cap Value Fund Category Average, had a total return of 12.31% during the same period.1 The fund benefited from strong stock selection in industries poised to benefit from an improved economy.

SIGNS OF RECOVERY EMERGE

During the first half of the six-month period, investors grappled with continued uncertainty abroad and lackluster economic prospects at home. A difficult winter segued into a strong second quarter as the equity markets experienced a welcome rebound. Investors reacted favorably to a relatively swift end to the major military campaign in Iraq and to improved corporate business prospects.

CONSUMER DISCRETIONARY, TECHNOLOGY AND EMERGING MARKETS LED PERFORMANCE

During the period, the fund emphasized consumer discretionary stocks such as CarMax and Target (0.6% and 0.5% of net assets, respectively), both made a significant contribution to performance.2 In information technology, SanDisk (0.8% of net assets), a leading supplier of flash data storage products, generated attractive returns. The fund also benefited from exposure to cellular communications companies in emerging markets--a sector that we believe offers compelling long-term growth prospects. Notable contributors included Vimpel-Communications, PT Telekomunikasi and Millicom International Cellular (1.2%, 0.6% and 0.4% of net assets, respectively).

Exposure to the technology sector, which was the period's strongest performer, helped the fund. Investments in SAP and Teradyne registered strong gains (0.4% and 0.6% of net assets, respectively).

               Average Annual Total Return (%) As of June 30, 2003


                           CLASS A                    CLASS B                   CLASS D           CLASS Z
------------------------------------------------------------------------------------------------------------
INCEPTION DATE             11/1/02                    11/1/02                   11/1/02           11/9/00
------------------------------------------------------------------------------------------------------------
                   WITHOUT       WITH          WITHOUT      WITH          WITHOUT    WITH        WITHOUT
                 SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE
------------------------------------------------------------------------------------------------------------
6-month (cumulative) 13.63        7.10          13.13       8.13        12.97         10.85      13.70
------------------------------------------------------------------------------------------------------------
1-year                1.51       -4.35           0.83      -4.16         0.77         -1.23       1.65
------------------------------------------------------------------------------------------------------------
Life                 16.97       14.38          16.67      15.78        16.65         16.20      17.03
------------------------------------------------------------------------------------------------------------


Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any. The "with sales charge" returns include the maximum 5.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class D sales charge of 1% which also carries a CDSC of 1% that is applied to shares sold within the first year after they are purchased. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes A, B and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any differences in expenses (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns shown for periods prior to the inception of classes A, B and D would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

In the industrial sector, Chicago Bridge & Iron (0.3% of net assets) did well.

A weak US dollar helped fuel strong returns from companies overseas. A standout performer in the foreign sector was Nokian Renkaat (1.2% of net assets), a Finnish manufacturer specializing in winter tires. We are encouraged by Nokian's current expansion into the Russian market, a move that we believe will generate attractive earnings.

DISAPPOINTMENTS IN RAW MATERIALS AND REGIONAL BELLS

While the fund experienced strong performance from many sectors, it experienced disappointing returns from materials and telecommunications. In the raw materials sector, IMC Global, one of the world's leading fertilizer suppliers, was hurt by rising natural gas prices, which drove its costs higher. As a result, we eliminated our position in IMC Global during the period. Regional Bell operating companies were set back by an unfavorable Federal Communications Commission (FCC) ruling, and their shares lost value. We also eliminated our position in Regional Bell during the period.

POSITIONED FOR RECOVERY

We are optimistic concerning the prospects for the economy going forward. Significant fiscal and monetary stimulus, including tax reform, and a weak US dollar should provide the ammunition necessary for economic recovery, which we anticipate later this year.

A strengthening economy, however, will likely trigger a rise in interest rates. As a result, we have trimmed our exposure to financial sectors, specifically among property and casualty insurers and banks, such as J.P. Morgan Chase and Wachovia (0.6% and 1.1% of net assets, respectively). We also anticipate that small business spending will increase as economic recovery takes hold. Therefore, we have focused on companies in the capital goods, basic materials and technology industries that should be the direct beneficiaries of this trend. We believe that companies such as Polycom (0.6% of net assets), a video conferencing service provider, may benefit from the continued emphasis on corporate cost cutting.

ROBERT A. UNGER
PORTFOLIO MANAGER

An investment in the fund may present certain risks, including stock market fluctuations that occur in response to economic and business developments; and a greater degree of social, political and economic volatility associated with international investing. Stocks of small- and mid-cap companies may trade less frequently, may trade smaller volumes and may fluctuate more sharply in price than stocks of larger companies.

                                TOP TEN HOLDINGS
                                 % of net assets
                            June 30, 2003 (unaudited)

3M                                            1.7
Vimpel-Communications                         1.2
Nokian Renkaat                                1.2
Wachovia                                      1.1
Caterpillar                                   1.0
American International Group                  1.0
Citigroup                                     0.9
AOL Time Warner                               0.9
Eaton                                         0.9
Cendant                                       0.9

Because the fund is actively managed, there is no guarantee the fund will continue to maintain these holdings in the future.


                       -----------------------------------
                                Top Five Sectors
                                 % of net assets
                            June 30, 2003 (unaudited)

Consumer discretionary                       13.9
Industrials                                  12.1
Financials                                   11.8
Information technology                       10.2
Energy                                        9.2

Because the fund is actively managed, there is no guarantee the fund will continue to maintain these sectors in the future.

---------------------
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.
2 Holdings are disclosed as of June 30, 2003 and are subject to change.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------
                             COLUMBIA BALANCED FUND

                       PERFORMANCE OF A $10,000 INVESTMENT
                                6/30/93 - 6/30/03

           WITHOUT SALES CHARGE    WITH SALES CHARGE
           --------------------    -----------------
Class A         $20,619                 $19,437
Class B          20,517                  20,517
Class D          20,529                  20,325
Class Z          20,688                    n/a


                    ----------------------------------------
                         Growth of $10,000 Over 10 Years


(Mountain Chart)
                                                               LEHMAN BROTHERS
CLASS A WITHOUT        CLASS A WITH SALES       S&P 500        AGGREGATE BOND
  SALES CHARGE               CHARGE              INDEX             INDEX
---------------        ------------------      ----------     -----------------
6/30/93  10000                   9425            10000              10000
         10011                   9435            10057               9960
         10351                   9756            10233              10337
         10401                   9803            10261              10258
         10474                   9872            10299              10470
         10334                   9739            10211              10371
         10479                   9877            10266              10496
         10725                  10109            10405              10853
         10532                   9927            10224              10558
         10216                   9629             9971              10098
         10263                   9673             9891              10227
         10375                   9779             9890              10395
         10180                   9595             9869              10140
         10490                   9887            10065              10472
         10680                  10066            10077              10902
         10471                   9869             9929              10635
         10489                   9886             9920              10874
         10339                   9745             9898              10478
         10489                   9886             9967              10633
         10635                  10023            10164              10909
         10987                  10355            10406              11334
         11145                  10504            10469              11668
         11286                  10637            10616              12012
         11677                  11006            11027              12492
         11830                  11150            11107              12782
         12058                  11365            11083              13206
         12189                  11488            11217              13239
         12467                  11750            11326              13798
         12448                  11732            11473              13748
         12816                  12079            11645              14352
         13119                  12364            11808              14629
         13283                  12519            11886              15126
         13276                  12513            11679              15267
         13381                  12612            11597              15413
         13433                  12661            11532              15640
         13565                  12785            11509              16043
         13691                  12904            11664              16104
         13412                  12641            11695              15393
         13625                  12842            11675              15717
         14038                  13231            11878              16602
         14205                  13388            12142              17061
         14821                  13969            12350              18350
         14666                  13822            12235              17987
         15026                  14162            12273              19111
         15070                  14204            12303              19260
         14844                  13990            12167              18469
         15260                  14382            12349              19571
         15769                  14863            12467              20763
         16242                  15308            12615              21693
         17168                  16181            12956              23420
         16646                  15689            12846              22109
         17117                  16133            13034              23320
         16924                  15951            13223              22541
         17257                  16265            13284              23585
         17413                  16411            13418              23990
         17656                  16641            13590              24257
         18274                  17224            13579              26006
         18795                  17715            13625              27337
         18902                  17815            13696              27613
         18821                  17739            13826              27138
         19452                  18333            13944              28240
         19370                  18256            13973              27941
         17915                  16885            14201              23901
         18526                  17461            14533              25433
         19126                  18027            14456              27500
         19834                  18694            14539              29167
         20909                  19707            14582              30847
         21505                  20268            14686              32136
         21028                  19818            14429              31137
         21713                  20465            14508              32382
         21921                  20661            14555              33635
         21494                  20258            14426              32842
         22229                  20951            14380              34664
         21789                  20536            14318              33583
         21532                  20294            14311              33418
         21431                  20198            14477              32503
         22095                  20825            14531              34560
         22566                  21268            14529              35262
         23561                  22206            14460              37338
         23017                  21693            14412              35464
         23684                  22322            14586              34794
         25190                  23742            14779              38197
         24664                  23246            14736              37047
         24050                  22667            14729              36287
         24846                  23417            15035              37184
         24769                  23345            15172              36604
         25831                  24346            15392              38877
         24741                  23319            15489              36824
         24375                  22974            15591              36669
         23344                  22002            15847              33780
         23757                  22391            16141              33945
         24192                  22801            16406              35150
         22670                  21367            16549              31945
         21895                  20636            16632              29919
         22843                  21530            16562              32244
         22948                  21629            16661              32460
         22625                  21324            16724              31671
         22561                  21264            17099              31361
         21742                  20492            17296              29398
         20651                  19463            17498              27022
         21051                  19841            17864              27539
         21877                  20619            17617              29651
         21999                  20734            17505              29912
         21691                  20444            17646              29475
         21500                  20264            17818              28906
         21810                  20556            17522              29993
         21081                  19869            17862              28175
         21157                  19941            18013              27967
         20269                  19103            18168              25976
         19233                  18127            18388              23952
         19493                  18372            18699              24108
         18403                  17345            19002              21487
         19110                  18011            18915              23378
         19849                  18708            18909              24755
         19146                  18046            19300              23302
         18896                  17809            19318              22692
         18786                  17706            19584              22351
         18863                  17778            19569              22568
         19829                  18689            19731              24428
         20509                  19330            20098              25715
6/30/03  20619                  19437            20064              26018


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on June 30, 1993, and reinvestment of income and capital gains distributions. The Lehman Brothers Aggregate Bond Index is an unmanaged index that represents average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds, and mortgage-backed securities with maturities greater than one year. The S&P 500 Index tracks the performance of 500 large-capitalization US stocks. Unlike the fund, indices are not investments, do not incur fees, and are not professionally managed. It is not possible to invest directly in an index. Securities in this fund may not match those in an index.

For the six-month period ended June 30, 2003, Columbia Balanced Fund class A shares returned 7.71% without sales charge. Over the same time, the Lehman Brothers Aggregate Bond Index returned 3.93% and the S&P 500 Index returned 11.75%. The fund underperformed the Lipper Balanced Funds Category average, which returned 8.65%.1 We believe, our lower concentration in low quality bonds, and a lighter exposure to technology and utility stocks, both of which outperformed during the period, hurt relative performance.

PRESSURE ON YIELDS PUSHED FIXED-INCOME INVESTORS TOWARD HIGHER YIELDING
SECURITIES

Although there was widespread belief that interest rates were poised to move higher when the year began, the Federal Reserve Board indicated that it might lower a key short-term interest rate when the economy failed to show marked improvement in the first quarter of 2003. In June, the Fed put an end to such speculation when it lowered the federal funds rate-- the overnight rate banks charge each other for borrowing--to 1.0%.

Investors responded to the lowest yields in 45 years by shifting to lower quality, higher-yielding fixed-income securities. The fixed income securities in the portfolio performed better than the Lehman Brothers Aggregate Bond Index, which is our benchmark for fixed income. However, the fund's ability to invest in many of the lower quality bonds that did well in this environment is limited. High yield bonds are limited to 10% of the fund's bond holdings and we do not invest in emerging market bonds or foreign currency denomimated bonds, both of which did well during the period. We reduced the fund's exposure to mortgage pass through securities, which have been hurt by yet another wave of mortgage refinancing activity and remain underweighted in the sector. The fund is overweighted in asset-backed sectors, as well as high-quality corporate bonds, because we believe that our quality bias will benefit the fund in the future.

               AVERAGE ANNUAL TOTAL RETURN (%) As of June 30, 2003


                          CLASS A                    CLASS B                  CLASS D            CLASS Z
------------------------------------------------------------------------------------------------------------
INCEPTION DATE            11/1/02                    11/1/02                  11/1/02            10/1/91
------------------------------------------------------------------------------------------------------------
                   WITHOUT       WITH          WITHOUT      WITH          WITHOUT    WITH        WITHOUT
                 SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE
------------------------------------------------------------------------------------------------------------
6-month (cumulative) 7.71        1.51          7.31         2.31         7.43        5.37         8.04
------------------------------------------------------------------------------------------------------------
1-year               1.74       -4.13          1.23        -3.75         1.29       -0.71         2.07
------------------------------------------------------------------------------------------------------------
5-year               1.17       -0.02          1.07         0.76         1.08        0.88         1.24
------------------------------------------------------------------------------------------------------------
10-year              7.51        6.87          7.45         7.45         7.46        7.35         7.54
------------------------------------------------------------------------------------------------------------


Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any. The "with sales charge" returns include the maximum 5.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class D sales charge of 1% which also carries a CDSC of 1% that is applied to shares sold within the first year after they are purchased. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes A, B, and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B and D would have been lower.

                               Investment Reviews
--------------------------------------------------------------------------------
AN ERRATIC PERIOD FOR STOCKS, FOLLOWED BY A STRONG RALLY IN THE SECOND QUARTER

During the first three months of the period, a weak stock market reflected investor fears about an impending war in Iraq, rising unemployment and generally weak economic growth. By the second quarter, investor psychology had shifted as the United States declared a military victory in Iraq. Against this background, we raised the fund's allocation to stocks and lowered its allocation to bonds in order to take advantage of what we perceived to be greater opportunity in the stock market. We increased our stake in out-of-favor consumer cyclical stocks, particularly in the leisure and home improvement areas. Our purchases included Carnival, Royal Caribbean Cruises, Target and Home Depot (0.3%, 0.7%, 1.0% and 1.0% of net assets, respectively).2 Generally speaking, these positions did well for the fund as investor sentiment improved in the second quarter.

We increased our investments in information technology stocks. However, we believe that our exposure to technology and utility stocks, which led the market during the six-month period, was less than funds in our peer group. That underweight, combined with some disappointing investments in the energy, industrials and telecommunications sectors hindered performance.

A MIXED OUTLOOK FOR THE NEXT SIX MONTHS

We expect the economy to grow during the next six months as lower tax rates combined with already-higher stock prices have the potential to make consumers more optimistic. However, the high unemployment rate could weigh on consumer confidence, and the rapid run-up in prices on speculative stocks could cause the market to give back some of its recent gains. In this environment, we expect to maintain our diversified bond holdings, with an emphasis on quality and a bias toward those companies that can benefit from an improving economy. Within the fund's stock holdings, we are currently overweight compared to the S&P 500 Index in financials, consumer cyclicals, energy service, technology, health care and media stocks and underweight in transportation, basic materials and consumer staples. We are generally more optimistic on capital spending going forward, and we will look for opportunities to incorporate that outlook into our stock selection. We will also look to add stocks of companies that appear able to take advantage of the recent reduction in dividend tax rates by redeploying capital back to shareholders in the form of higher dividends.

LEONARD APLET, SCOTT DRYSDALE, RON GIBBS, GUY POPE AND TRENT NEVILLS ON BEHALF OF THE COLUMBIA BALANCED FUND TEAM

An investment in the fund may present certain risks, including stock market fluctuations that occur in response to economic and business developments. The fund is also subject to risks associated with investments in bonds, including interest rate risk, credit risk and prepayment risk.

                             TOP TEN EQUITY HOLDINGS
                                 % of net assets
                            June 30, 2003 (unaudited)

Citigroup                                     2.6
Pfizer                                        2.6
Microsoft                                     2.2
General Electric                              1.6
Bank of America                               1.4
American Express                              1.3
McDonald's                                    1.1
Altria                                        1.1
J.P. Morgan Chase                             1.1
Johnson & Johnson                             1.1

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these holdings in the future.

                       ----------------------------------
                              PORTFOLIO COMPOSITION
                                 % of net assets
                            June 30, 2003 (unuadited)

Common stocks                                61.5
Government issues                            14.6
Corporate notes & bonds                      13.6
Cash, net receivables & payables              3.7
Asset-backed securities                       3.6
Collateralized mortgage obligations           1.7
Commercial mortgage-backed securities         1.0
Preferred stock                               0.3

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain this composition in the future.

----------------------
1 Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.
2 Holdings are disclosed as of June 30, 2003 and are subject to change.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------
                         COLUMBIA SHORT TERM BOND FUND

                       PERFORMANCE OF A $10,000 INVESTMENT
                                6/30/93 - 6/30/03

           WITHOUT SALES CHARGE    WITH SALES CHARGE
           --------------------    -----------------
Class A         $16,689                   $15,905
Class B          16,605                    16,605
Class D          16,668                    16,494
Class G          16,634                    16,634
Class T          16,708                    15,923
Class Z          16,731                      n/a


                     ---------------------------------------
                         Growth of $10,000 Over 10 Years

(Mountain Chart)


 CLASS A SHARES       CLASS A SHARES      MERRILL LYNCH         MERRILL LYNCH
     WITHOUT               WITH              1-5 YEAR                1-3
  SALES CHARGE         SALES CHARGE      GOV'T/CORP INDEX    YEAR TREASURY INDEX
------------------    ---------------    ----------------    -------------------
6/30/93      10000          9525              10000               10000
             10008          9533              10022               10023
             10122          9641              10143               10110
             10140          9659              10180               10143
             10159          9676              10202               10163
             10140          9659              10184               10166
             10183          9699              10226               10204
             10239          9753              10311               10269
             10157          9675              10209               10203
             10103          9623              10116               10152
             10074          9595              10057               10117
             10084          9605              10071               10131
             10107          9627              10092               10161
             10183          9699              10199               10248
             10211          9726              10236               10284
             10180          9696              10182               10261
             10199          9715              10197               10283
             10169          9685              10143               10237
             10180          9696              10169               10261
             10306          9816              10324               10403
             10415          9920              10500               10546
             10468          9971              10563               10605
             10558         10057              10672               10699
             10727         10218              10922               10886
             10776         10264              10987               10945
             10809         10295              11016               10990
             10869         10353              11092               11056
             10916         10398              11155               11110
             11018         10494              11264               11203
             11131         10602              11385               11302
             11218         10685              11486               11389
             11318         10780              11588               11486
             11237         10704              11508               11438
             11187         10656              11475               11427
             11176         10645              11464               11436
             11181         10650              11472               11461
             11269         10733              11570               11543
             11305         10768              11612               11588
             11326         10788              11640               11627
             11445         10901              11768               11733
             11581         11031              11930               11866
             11673         11118              12046               11957
             11652         11098              12015               11957
             11701         11145              12069               12013
             11717         11160              12089               12041
             11683         11128              12060               12036
             11790         11230              12176               12135
             11857         11293              12265               12217
             11935         11368              12361               12302
             12073         11500              12542               12437
             12065         11492              12525               12448
             12143         11566              12641               12543
             12238         11657              12755               12636
             12243         11661              12779               12666
             12324         11738              12874               12752
             12448         11857              13024               12876
             12433         11843              13022               12887
             12468         11876              13073               12940
             12532         11936              13135               13001
             12597         11998              13215               13070
             12646         12045              13292               13138
             12696         12093              13351               13200
             12868         12257              13544               13366
             13053         12433              13787               13542
             13117         12494              13832               13609
             13070         12449              13813               13597
             13117         12494              13864               13644
             13161         12536              13933               13699
             13059         12439              13808               13632
             13149         12524              13921               13726
             13175         12549              13967               13770
             13140         12516              13912               13761
             13182         12556              13953               13804
             13209         12582              13968               13848
             13221         12593              13996               13888
             13298         12666              14109               13979
             13313         12680              14142               14016
             13326         12693              14165               14043
             13351         12717              14167               14063
             13339         12706              14136               14057
             13422         12784              14237               14151
             13476         12836              14348               14239
             13512         12870              14358               14276
             13567         12923              14399               14334
             13673         13024              14589               14484
             13731         13078              14693               14575
             13823         13166              14830               14683
             13881         13221              14963               14788
             13940         13278              15030               14868
             14095         13426              15203               15009
             14322         13642              15424               15188
             14498         13810              15647               15378
             14617         13923              15769               15478
             14724         14024              15913               15606
             14740         14040              15922               15648
             14825         14121              16016               15736
             14877         14171              16076               15790
             15105         14388              16333               15966
             15227         14504              16452               16059
             15433         14700              16747               16324
             15621         14879              16944               16479
             15520         14782              16842               16443
             15481         14746              16807               16449
             15538         14800              16856               16482
             15608         14867              16960               16561
             15519         14782              16791               16449
             15707         14961              17022               16633
             15803         15052              17154               16700
             15896         15141              17303               16840
             15990         15230              17524               17045
             16103         15338              17673               17103
             16271         15498              17898               17245
             16183         15414              17896               17285
             16186         15417              17867               17233
             16333         15558              18139               17395
             16353         15576              18148               17393
             16482         15699              18308               17466
             16497         15713              18344               17498
             16561         15775              18427               17531
             16686         15893              18624               17598
6/30/03      16689         15905              18648               17624


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on June 30, 1993, and reinvestment of income and capital gains distributions. The Merrill Lynch 1-5 Year Government/Corporate Index is an unmanaged index that includes all US government debt with at least $100 million face value outstanding, as well as investment-grade rated corporate debt with at least $100 million face value outstanding and a maturity of 1-5 years. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that measures the return of Treasury bills with maturities of 1-3 years and is intended to provide a benchmark for the prior investment objective and strategy of the fund. Unlike the fund, indices are not investments, do not incur fees, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

For the six-month period ended June 30, 2003, the class A shares of Columbia Short Term Bond Fund returned 2.20% without sales charge. By comparison, the Merrill Lynch 1-5 Year Government/ Corporate Index returned 2.81%, the Merrill Lynch 1-3 Year Treasury Index returned 1.31%, and the Lipper Short Investment Grade Debt Category returned 2.15%.1 The fund's sector and security selections enabled it to outperform its peer group and the shorter-term index. However, the fund's relatively short duration caused it to underperform the 1-5 year index, as bonds with longer maturities outperformed during the period. Duration is a measure of interest-rate sensitivity.

RESPONDING TO A WEAK RECOVERY

The economy continued to experience a weak recovery, with gross domestic product
(GDP) rising by just 1.4% in the first quarter. Business investment and industrial production were especially sluggish. The federal government has sought to stimulate the economy by reducing taxes, increasing the money supply and lowering short-term interest rates. In late June, the Federal Reserve lowered the federal funds rate--the overnight lending rate that commercial banks charge each other--by one quarter of one percentage point, to just 1.00%. In this environment, mortgage rates dropped to 45-year lows and the resulting wave of refinancings created additional stimulus for the consumer. As a result, automobile sales were strong, as was the housing market.

MANAGING WITHIN A RISK-TAKER'S MARKET

As yields on money market mutual funds, CDs, and bank deposits declined to historically low levels, fixed-income investors sought higher yields by moving into lower quality securities as well as securities with longer maturities. This trend toward risk-taking provided positive returns to the fund's shareholders. However, the fund's conservative nature limited the amount of benefit we could derive as compared to

               AVERAGE ANNUAL TOTAL RETURN (%) As of June 30, 2003


                        CLASS A                    CLASS B                      CLASS D
------------------------------------------------------------------------------------------------
INCEPTION DATE          11/1/02                    11/1/02                      11/1/02
------------------------------------------------------------------------------------------------
                 WITHOUT       WITH         WITHOUT       WITH           WITHOUT       WITH
              SALES CHARGE SALES CHARGE  SALES CHARGE  SALES CHARGE  SALES CHARGE  SALES CHARGE
------------------------------------------------------------------------------------------------
6-month
  (cumulative)  2.20          -2.63          1.85         -3.15           2.13         0.09
------------------------------------------------------------------------------------------------
1-year          5.00           0.00          4.47         -0.53           4.87         2.79
------------------------------------------------------------------------------------------------
5-year          5.71           4.69          5.60          5.28           5.68         5.48
------------------------------------------------------------------------------------------------
10-year         5.26           4.75          5.20          5.20           5.24         5.13
------------------------------------------------------------------------------------------------



                      CLASS G                      CLASS T          CLASS Z
-------------------------------------------------------------------------------
INCEPTION DATE        11/1/02                      11/1/02          11/6/86
-------------------------------------------------------------------------------
                 WITHOUT       WITH         WITHOUT        WITH      WITHOUT
              SALES CHARGE SALES CHARGE  SALES CHARGE SALES CHARGE SALES CHARGE
-------------------------------------------------------------------------------
6-month
  (cumulative)     1.94        -3.06          2.30        -2.54        2.40
-------------------------------------------------------------------------------
1-year             4.65        -0.35          5.12         0.11        5.26
-------------------------------------------------------------------------------
5-year             5.64         5.15          5.73         4.72        5.76
-------------------------------------------------------------------------------
10-year            5.22         5.22          5.27         4.76        5.28
-------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class D sales charge of 1% which also carries a CDSC of 1% that is applied to shares sold within the first year after they are purchased. For class G shares, the CDSC for the holding period after purchase is as follows: through first year-5%, second year-4%, third year-4%, fourth year-4%, fifth year-3%, sixth year-2%, seventh year-1%, thereafter-0%. For class T shares, the "with sales charge" returns include the maximum 4.75% charge. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes A, B, D, G and T (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B, D, G and T would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------
more aggressive funds. The fund holds only investment grade securities, (with just 6% of the portfolio in the BBB category) and an average credit quality of AA+. Similarly, the fund's average duration of between 1.65 and 1.75 years is materially lower than the duration of the Merrill Lynch 1-5 Year Government/Corporate Index. Although this hampered relative returns during the period, a shorter duration should benefit the fund if interest rates rise.

The market's behavior during the past six months was unusual in that lower quality sectors continued to do well even though economic growth was sluggish and interest rates continued to fall. The yield differential between lower quality and investment grade bonds has narrowed. Yet, we have maintained a market weight in this sector because we believe that corporate bonds still represent attractive value. At the same time, we have reduced the portfolio's risk exposure by diversifying across industries and increasing the number of individual corporate bond holdings.

The fund has maintained its positions in high-quality mortgage-backed and asset-backed securities, which generally provide higher yields than Treasuries without the credit risk of lower-quality corporate bonds. The asset-backed sector did especially well in the first quarter and then stabilized during the second quarter. Mortgage pass-throughs have been held back by unusually high refinancing activity, which causes the securities to prepay instead of appreciating with lower rates. The fund has sought to lower its prepayment exposure by focusing on mortgages with lower coupons.

HIGHER RATES POSSIBLE IN THE FUTURE

Many analysts and market observers believe that economic growth, as measured by gross domestic product (GDP), will accelerate during the second half of the year, possibly to the 3-4% level. Should the economy improve to this extent, interest rates could also move higher. As a result, the fund has built up a higher-than-average cash position. This cash position, coupled with the fund's yield advantage versus money market funds, should afford some protection against rising interest rates.

LEONARD A. APLET AND RICHARD R. CUTTS
PORTFOLIO MANAGERS

The fund offers the potential for current income and capital preservation but is subject to interest rate risk and prepayment risk.

                              PORTFOLIO COMPOSITION
                                 % of net assets
                            June 30, 2003 (unuadited)

Corporate notes & bonds                      34.6
Collateralized mortgage obligations          22.2
Mortgage-backed securities                   17.8
Asset-backed securities                       9.5
Government issues                             8.0
Cash, net receivables & payables              7.3
Commercial mortgage-backed securities         0.6

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain this composition in the future.

                       ----------------------------------
                               PORTFOLIO QUALITY
                            % of portfolio holdings
                           June 30, 2003 (unaudited)

(Pie Chart)

                        Agency                   22.1
                        Aaa                      38.7
                        Aa                       10.8
                        A                        15.0
                        Baa                       6.6
                        Treasury                  6.8

Ratings shown represent the highest rating assigned to a particular bond by one of the nationally-recognized ratings agencies: Standard and Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

----------------------
1 Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------
COLUMBIA FIXED INCOME SECURITIES FUND

                       PERFORMANCE OF A $10,000 INVESTMENT
                                6/30/93 - 6/30/03

           WITHOUT SALES CHARGE    WITH SALES CHARGE
           --------------------    -----------------
Class A         $18,902                   $18,007
Class B          18,806                    18,806
Class D          18,834                    18,646
Class Z          18,976                      n/a


                      -------------------------------------
                         GROWTH OF $10,000 OVER 10 YEARS

(Mountain Chart)

 CLASS A SHARES WITHOUT          CLASS A SHARES       LEHMAN BROTHERS AGGREGATE
      SALES CHARGE             WITH SALES CHARGE              BOND INDEX
----------------------      ----------------------    -------------------------
6/30/93      10000.00                   9525.00                    10000.00
             10058.00                   9580.25                    10057.00
             10275.20                   9787.18                    10233.00
             10303.00                   9813.60                    10260.60
             10331.80                   9841.08                    10298.60
             10196.50                   9712.16                    10211.00
             10246.50                   9759.75                    10266.20
             10387.90                   9894.44                    10404.80
             10174.90                   9691.60                    10223.70
              9934.78                   9462.88                     9971.22
              9854.31                   9386.23                     9891.45
              9846.43                   9378.72                     9890.46
              9829.69                   9362.78                     9868.70
             10003.70                   9528.50                    10065.10
             10011.70                   9536.12                    10077.20
              9869.51                   9400.71                     9929.03
              9847.80                   9380.03                     9920.09
              9825.15                   9358.45                     9898.27
              9900.80                   9430.51                     9966.57
             10090.90                   9611.58                    10163.90
             10320.00                   9829.76                    10405.80
             10390.10                   9896.60                    10469.30
             10542.90                  10042.10                    10615.90
             10963.50                  10442.80                    11026.70
             11051.20                  10526.30                    11107.20
             11022.50                  10498.90                    11082.70
             11161.40                  10631.20                    11216.90
             11283.00                  10747.10                    11325.60
             11430.90                  10887.90                    11472.90
             11605.80                  11054.50                    11645.00
             11772.90                  11213.70                    11808.00
             11844.70                  11282.10                    11885.90
             11625.60                  11073.40                    11679.10
             11548.80                  11000.30                    11597.40
             11459.90                  10915.60                    11532.40
             11434.70                  10891.50                    11509.40
             11595.90                  11045.10                    11663.60
             11614.50                  11062.80                    11695.10
             11605.20                  11053.90                    11675.20
             11814.10                  11252.90                    11878.30
             12064.50                  11491.50                    12142.00
             12287.70                  11704.10                    12349.70
             12171.00                  11592.90                    12234.80
             12219.70                  11639.20                    12272.80
             12257.60                  11675.30                    12303.40
             12127.60                  11551.60                    12166.90
             12305.90                  11721.40                    12349.40
             12420.40                  11830.40                    12466.70
             12563.20                  11966.40                    12615.00
             12908.70                  12295.50                    12955.60
             12793.80                  12186.10                    12845.50
             12978.00                  12361.60                    13034.40
             13175.30                  12549.50                    13223.40
             13214.80                  12587.10                    13284.20
             13335.10                  12701.60                    13418.30
             13495.10                  12854.10                    13590.10
             13484.30                  12843.80                    13579.20
             13515.30                  12873.30                    13625.40
             13585.60                  12940.30                    13696.20
             13720.10                  13068.40                    13826.40
             13831.20                  13174.20                    13943.90
             13852.00                  13194.00                    13973.20
             14077.80                  13409.00                    14200.90
             14345.20                  13663.80                    14533.20
             14219.00                  13543.60                    14456.20
             14278.70                  13600.50                    14538.60
             14328.70                  13648.10                    14582.20
             14430.40                  13745.00                    14685.80
             14153.40                  13481.10                    14428.80
             14243.90                  13567.30                    14508.10
             14290.90                  13612.10                    14554.50
             14120.90                  13450.10                    14426.50
             14058.70                  13391.00                    14380.30
             13964.50                  13301.20                    14318.50
             13936.60                  13274.60                    14311.30
             14108.00                  13437.90                    14477.30
             14147.50                  13475.50                    14530.90
             14164.50                  13491.70                    14529.40
             14109.30                  13439.10                    14459.70
             14026.00                  13359.80                    14412.00
             14169.10                  13496.10                    14586.40
             14349.00                  13667.50                    14778.90
             14298.80                  13619.60                    14736.00
             14287.40                  13608.70                    14728.70
             14597.40                  13904.00                    15035.00
             14701.10                  14002.80                    15171.80
             14924.50                  14215.60                    15391.80
             15029.00                  14315.10                    15488.80
             15111.60                  14393.90                    15591.00
             15386.70                  14655.80                    15846.70
             15699.00                  14953.30                    16141.50
             15976.90                  15218.00                    16406.20
             16115.90                  15350.40                    16548.90
             16202.90                  15433.30                    16631.70
             16100.90                  15336.10                    16561.80
             16208.70                  15438.80                    16661.20
             16255.70                  15483.60                    16724.50
             16628.00                  15838.20                    17099.10
             16787.60                  15990.20                    17295.80
             16963.90                  16158.10                    17498.10
             17306.60                  16484.50                    17863.80
             17090.20                  16278.40                    17617.30
             16975.70                  16169.40                    17504.60
             17079.30                  16268.00                    17646.30
             17217.60                  16399.80                    17817.50
             16974.80                  16168.50                    17521.80
             17288.90                  16467.70                    17861.70
             17420.30                  16592.80                    18013.50
             17484.70                  16654.20                    18168.40
             17652.60                  16814.10                    18388.20
             17954.50                  17101.60                    18699.00
             18216.60                  17351.30                    19001.90
             18005.30                  17150.00                    18914.50
             17985.50                  17131.20                    18908.80
             18258.80                  17391.50                    19300.30
             18280.80                  17412.40                    19317.60
             18534.80                  17654.50                    19584.20
             18521.90                  17642.10                    19568.50
             18660.80                  17774.40                    19731.00
             18959.40                  18058.80                    20098.00
6/30/03      18902.40                  18006.70                    20057.80


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on June 30, 1993, and reinvestment of income and capital gains distributions. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $100 million per amount outstanding and with at least one year to final maturity. Unlike the fund, indices are not investments, do not incur fees and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

At a time when fixed-income investors sought higher yields from lower quality securities, the fund's high credit standards placed it at a disadvantage with respect to its peer group, and benchmark index. For the six-month period ended June 30, 2003, class A shares of Columbia Fixed Income Securities Fund returned 3.51% without sales charge. By comparison, the Lehman Brothers Aggregate Bond Index returned 3.93%. And the Lipper Corporate Debt Funds A Rated Category Average was 4.74%.1

CONTINUED DOWNWARD PRESSURE ON RATES

Although many analysts had predicted a return to normal economic growth in 2003, gross domestic product (GDP) rose by just 1.4% in the first quarter. The Federal Reserve signalled that it would continue to provide monetary stimulus as long as the economy remained sluggish, and in late June they lowered the federal funds rate--the overnight borrowing rate commercial banks charge each other--from 1.25% to just 1.00%.

A RISK TAKER'S MARKET

Although consumers have benefited from historically low rates on mortgages and other loans, fixed-income investors have found it difficult to generate adequate yield without venturing into the lower quality sectors of the market, especially low-rated corporate bonds. The fund can invest up to 10% of its assets in these securities, and for the first six months our position in the high-yield sector has been at the 5%-6% level. This relatively low commitment hurt the fund competitively, because many funds in our peer group allow as much as 20% of assets to be invested in high-yield securities, even those with ratings as low as single-B.

                         Average Annual Total Return (%)
                               As of June 30, 2003


                          CLASS A                    CLASS B                   CLASS D           CLASS Z
------------------------------------------------------------------------------------------------------------
INCEPTION DATE            11/1/02                    11/1/02                   11/1/02           2/25/83
------------------------------------------------------------------------------------------------------------
                   WITHOUT       WITH          WITHOUT      WITH          WITHOUT    WITH        WITHOUT
                 SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE
------------------------------------------------------------------------------------------------------------
6-month (cumulative) 3.51        -1.38          3.13        -1.87          3.25      1.20         3.83
------------------------------------------------------------------------------------------------------------
1-year               8.09         2.96          7.54         2.54          7.70      5.66         8.51
------------------------------------------------------------------------------------------------------------
5-year               6.45         5.42          6.34         6.02          6.37      6.15         6.53
------------------------------------------------------------------------------------------------------------
10-year              6.57         6.06          6.52         6.52          6.54      6.43         6.62
------------------------------------------------------------------------------------------------------------


Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any. The
"with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class D sales charge of 1% which also carries a CDSC of 1% that is applied to shares sold within the first year after they are purchased. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes A, B and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any differences in expenses (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. If difference in expenses had been reflected, the returns shown for periods prior to the inception of classes A, B and D would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------
The fund was also hurt versus its peer group because it does not buy any foreign-denominated or emerging market securities. Emerging market securities tend to be lower quality and higher yielding, and in the environment that prevailed during the six-month period, they were in high demand. In general, foreign bonds have done well thus far in 2003 because of the decline in the dollar, which has rewarded securities denominated in other currencies.

POSITIONING THE PORTFOLIO

The fund portfolio remains modestly overweight in corporate bonds. Although the yield differential between corporate bonds and Treasuries of comparable maturities has come down substantially, we believe that corporates can continue to outperform in an environment where risk-free returns are as low as they are today. Among alternative investments, we are underweight in straight mortgage pass-throughs, whose performance has been held back by high levels of mortgage prepayments. Prepayments increase as interest rates decline and more homeowners refinance. However, our underweight in the mortgage sector has been compensated for by our positions in collateralized mortgage obligations (CMOs), and other AAA-rated asset-backed securities. Both CMOs and asset-backed securities offer higher yields than Treasuries without the credit risks associated with the corporate market.

OUR OUTLOOK

Although a full-blown economic recovery has been long in coming, we are hopeful that the latest interest rate cut, combined with the stimulus provided by May's dividend tax cut, will provide the much-needed push to encourage business spending and capital investment. Many economic analysts are anticipating a return to a more normal GDP growth rate of between 3% and 4% for the second half of this year. Should these figures be realized, it is likely that interest rates will begin to climb sometime in the next six to nine months. While such a scenario would inevitably put pressure on bond prices, we believe that the fund's relatively conservative positioning will allow it to post competitive returns even in a rising-rate environment.

LEONARD A. APLET AND RICHARD R. CUTTS
PORTFOLIO MANAGERS

The fund offers the potential for current income and capital preservation but is subject to interest rate risk, credit risk and prepayment risk.

                              PORTFOLIO COMPOSITION
                                 % of net assets
                            June 30, 2003 (unaudited)

Corporate notes & bonds                      36.3
Mortgage-backed securities                   22.9
Government issues                            17.2
Collateralized mortgage obligations (CMO)    12.9
Asset-backed securities                       6.8
Cash, net receivables & payables              3.9

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain this composition in the future.

                    ---------------------------------------
                                PORTFOLIO QUALITY
                             % of portfolio holdings
                            June 30, 2003 (unaudited)

(Pie Chart)

                             Treasury/Agency    44
                             AAA              20.9
                             AA                9.2
                             A                13.3
                             BBB               7.3
                             BB                3.0
                             B                 2.3


Ratings shown represent the highest rating assigned to a particular bond by one of the nationally recognized ratings agencies: Standard and Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.


----------------------
1 Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------
COLUMBIA NATIONAL MUNICIPAL BOND FUND

                       PERFORMANCE OF A $10,000 INVESTMENT
                                2/24/99 - 6/30/03

           WITHOUT SALES CHARGE    WITH SALES CHARGE
           --------------------    -----------------
Class A         $12,660                 $12,057
Class B          12,599                  12,399
Class D          12,626                  12,501
Class Z          12,695                    n/a


                   ------------------------------------------
                        Growth of $10,000 Since Inception

(Mountain Chart)

CLASS A SHARES WITHOUT        CLASS A SHARES       LEHMAN BROTHERS
     SALES CHARGE           WITH SALES CHARGE    MUNICIPAL BOND INDEX
---------------------       -----------------    --------------------
2/24/99     9934                    9462                   10014
            9920                    9449                   10039
            9951                    9478                    9981
            9893                    9423                    9837
            9733                    9271                    9872
            9768                    9304                    9794
            9671                    9212                    9797
            9675                    9216                    9692
            9567                    9112                    9794
            9674                    9214                    9721
            9608                    9152                    9678
            9543                    9089                    9790
            9641                    9183                   10004
            9868                    9399                    9945
            9791                    9326                    9893
            9714                    9253                   10155
            9985                    9511                   10296
           10110                    9630                   10455
           10267                    9779                   10401
           10209                    9724                   10514
           10336                    9845                   10594
           10407                    9913                   10856
           10654                   10148                   10963
           10749                   10238                   10998
           10765                   10253                   11097
           10861                   10345                   10977
           10737                   10227                   11096
           10844                   10329                   11170
           10918                   10399                   11335
           11082                   10555                   11522
           11256                   10721                   11483
           11216                   10684                   11620
           11346                   10807                   11522
           11217                   10684                   11413
           11097                   10570                   11610
           11297                   10760                   11750
           11426                   10883                   11519
           11205                   10673                   11744
           11454                   10910                   11816
           11517                   10970                   11941
           11649                   11096                   12095
           11818                   11257                   12240
           11952                   11384                   12508
           12236                   11655                   12300
           12017                   11446                   12249
           11950                   11382                   12507
           12209                   11629                   12476
           12137                   11561                   12651
           12328                   11742                   12658
           12339                   11753                   12742
           12431                   11841                   13040
           12733                   12129                   12985
 6/30/03   12660                   12057


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on February 24, 1999 and reinvestment of income and capital gains distributions. The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike the fund, indices are not investments and do not incur fees and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index performance is from February 28, 1999.

PORTFOLIO PERFORMANCE

For the six months ended June 30, 2003, class A shares of Columbia National Municipal Bond Fund returned 3.73%, without a sales charge. This return was higher than the Lipper General Municipal Debt Funds Category average, which was 3.39%,1 and just short of the Lehman Brothers Municipal Bond Index, which returned 3.81%. The fund's relative performance in the second half of the period benefited from an overweight in bonds with intermediate maturities, which outperformed long- and short-maturity issues. In addition, solid returns from non-rated issues had a positive impact on performance.

BOND PRICES STALL, THEN MOVE HIGHER

After moving little in the first quarter, yields fell and bond prices moved higher in the second quarter. Municipal yields fell between 0.15% and 0.40% across a range of maturities. Investors showed renewed interest in higher-yielding issues and appeared more willing to invest in riskier securities as economic prospects improved, the major campaigns in the war in Iraq ceased and the Federal Reserve Board took a strong pro-growth, anti-deflation stance on interest rates. The municipal market continued to experience a high level of new issuance, as municipalities took advantage of attractive financing rates to fund new projects or refund higher-cost debt. As in any economic slowdown, municipalities have been seeing a deterioration in their finances as state and local tax receipts continue to be down from prior years. Many states are on watch for credit downgrades with major ratings agencies. This negative outlook reflects the decline in states' revenues during the economic downturn as well as generally high unemployment.

                         AVERAGE ANNUAL TOTAL RETURN (%)
                               As of June 30, 2003


                            CLASS A                 CLASS B                   CLASS D            CLASS Z
------------------------------------------------------------------------------------------------------------
INCEPTION DATE              11/1/02                 11/1/02                   11/1/02            2/24/99
------------------------------------------------------------------------------------------------------------
                   WITHOUT       WITH          WITHOUT      WITH          WITHOUT    WITH        WITHOUT
                 SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE
------------------------------------------------------------------------------------------------------------
6-month (cumulative) 3.73       -1.20         3.35          -1.65        3.53        1.54         3.98
------------------------------------------------------------------------------------------------------------
1-year               8.70        3.54         8.18           3.18        8.41        6.35         9.00
------------------------------------------------------------------------------------------------------------
Life                 5.58        4.40         5.46           5.07        5.51        5.27         5.64
------------------------------------------------------------------------------------------------------------


Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any. The
"with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class D sales charge of 1% which also carries a CDSC of 1% that is applied to shares sold within the first year after they are purchased. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes A, B, and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B and D would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------
IMPROVING ECONOMIC OUTLOOK WOULD BENEFIT MUNICIPALS

We believe municipals remain an attractive investment particularly for highly taxed investors, even with the recently lowered income tax rates. We expect rates to rise gradually over the next 12 to 18 months. Economic growth--and therefore municipal finances--should continue to improve. As always, we will continue to manage the fund with a focus on generating strong risk-adjusted long-term total return, taking opportunities to extend the maturity of holdings from very short-term issues out to intermediate issues and maintain an intermediate average maturity of 8 to 12 years. The Fund continues to focus on high-quality issues, diversified nationally across states and sectors.

GRETA R. CLAPP
PORTFOLIO MANAGER

The fund offers the potential for current tax-free income and capital preservation but is subject to interest rate risk, credit risk, political risk and geographic risk. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.

                                 TOP TEN STATES
                                 % of net assets
                            June 30, 2003 (unaudited)

Washington                                   13.8
Oregon                                       12.5
Illinois                                     10.4
Texas                                        10.3
Michigan                                      6.3
Tennessee                                     3.8
Indiana                                       3.8
Wisconsin                                     3.5
Louisiana                                     3.3
New York                                      3.3

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain this composition in these states in the future.

                                PORTFOLIO QUALITY
                                 % of net assets
                            June 30, 2003 (unaudited)

(Pie Chart)

                       Aaa                         60.0
                       Aa                          15.6
                       A                            6.0
                       Baa                          2.2
                       Not Rated                   15.4
                       Net Cash &
                       Equivalents                  0.8



Ratings shown represent the highest rating assigned to a particular bond by one of the nationally-recognized ratings agencies: Standard and Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

----------------------
1 Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------
COLUMBIA OREGON MUNICIPAL BOND FUND

                       PERFORMANCE OF A $10,000 INVESTMENT
                                6/30/93 - 6/30/03

           WITHOUT SALES CHARGE    WITH SALES CHARGE
           --------------------    -----------------
Class A           $17,033               $16,224
Class B            16,953                16,953
Class D            16,995                16,821
Class Z            17,087                  n/a


                     ---------------------------------------
                         GROWTH OF $10,000 OVER 10 YEARS

(Mountain Chart)

CLASS A SHARES WITHOUT         CLASS A SHARES WITH      LEHMAN BROTHERS GENERAL
     SALES CHARGE                   SALES CHARGE          OBLIGATION BOND INDEX
----------------------      ----------------------      -----------------------
6/30/93      10000                     9525                     10000
             10028                     9552                     10017
             10183                     9700                     10215
             10299                     9809                     10324
             10303                     9813                     10337
             10233                     9747                     10267
             10390                     9897                     10479
             10484                     9986                     10601
             10236                     9750                     10317
              9870                     9401                      9937
              9922                     9451                     10044
              9993                     9518                     10122
              9945                     9472                     10061
             10091                     9611                     10219
             10128                     9647                     10263
              9994                     9520                     10119
              9870                     9402                      9974
              9711                     9249                      9817
              9904                     9433                      9991
             10142                     9660                     10227
             10367                     9874                     10497
             10476                     9978                     10640
             10487                     9989                     10647
             10745                    10235                     10965
             10659                    10153                     10890
             10751                    10240                     11017
             10887                    10370                     11157
             10960                    10440                     11228
             11088                    10562                     11356
             11243                    10709                     11516
             11308                    10771                     11607
             11373                    10833                     11720
             11316                    10779                     11666
             11198                    10666                     11536
             11152                    10622                     11496
             11144                    10615                     11478
             11255                    10721                     11593
             11350                    10811                     11702
             11351                    10812                     11701
             11483                    10937                     11844
             11598                    11047                     11981
             11778                    11219                     12204
             11731                    11174                     12155
             11762                    11203                     12188
             11856                    11293                     12299
             11730                    11173                     12141
             11808                    11247                     12235
             11946                    11378                     12418
             12053                    11481                     12552
             12361                    11774                     12877
             12282                    11698                     12763
             12411                    11821                     12909
             12471                    11879                     12980
             12530                    11935                     13042
             12712                    12108                     13227
             12834                    12224                     13364
             12818                    12209                     13374
             12808                    12200                     13386
             12765                    12158                     13315
             12950                    12335                     13535
             12978                    12362                     13584
             13008                    12390                     13615
             13204                    12577                     13830
             13368                    12733                     14014
             13345                    12711                     14017
             13385                    12750                     14063
             13420                    12783                     14110
             13589                    12944                     14294
             13485                    12844                     14222
             13493                    12852                     14227
             13532                    12889                     14266
             13409                    12772                     14186
             13218                    12590                     13977
             13270                    12640                     14032
             13156                    12531                     13949
             13162                    12537                     13962
             13027                    12408                     13841
             13157                    12532                     13983
             13064                    12443                     13895
             12983                    12366                     13843
             13092                    12470                     13982
             13364                    12729                     14264
             13292                    12660                     14191
             13209                    12582                     14116
             13529                    12886                     14480
             13713                    13062                     14671
             13922                    13260                     14881
             13848                    13190                     14807
             13999                    13334                     14962
             14090                    13420                     15067
             14405                    13721                     15423
             14570                    13877                     15589
             14610                    13916                     15636
             14729                    14029                     15773
             14570                    13878                     15611
             14725                    14026                     15769
             14818                    14114                     15866
             15023                    14309                     16092
             15265                    14540                     16351
             15223                    14500                     16315
             15417                    14684                     16483
             15239                    14516                     16338
             15060                    14344                     16207
             15305                    14578                     16473
             15484                    14749                     16674
             15205                    14483                     16355
             15503                    14767                     16692
             15601                    14860                     16784
             15785                    15035                     16972
             15997                    15237                     17181
             16186                    15417                     17377
             16540                    15754                     17730
             16237                    15466                     17442
             16114                    15348                     17357
             16431                    15651                     17697
             16367                    15590                     17667
             16621                    15831                     17911
             16608                    15819                     17945
             16724                    15930                     18060
             17120                    16307                     18459
6/30/03      17033                    16224                     18370


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on June 30, 1993 and reinvestment of income and capital gains distributions. The Lehman Brothers General Obligation Bond Index is a unmanaged index that represents average market-weighted performance of general obligation securities that have been issued in the last five years with maturities greater than one year. Unlike the fund, indices are not investments, do not incur fees and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

PORTFOLIO PERFORMANCE

For the six month period ended June 30, 2003, class A shares of Columbia Oregon Municipal Bond Fund returned 3.62%, without sales charge. The fund returned slightly less than the Lehman Brothers General Obligation Bond Index, which gained 3.80%, but beat the Lipper Oregon Municipal Debt Funds Category average, which was 3.32%.1 The fund's relative performance in the second half of the period benefited from an overweight in bonds with intermediate maturities, which outperformed long- and short-maturity issues. In addition, solid returns from non-rated issues had a positive impact on performance.

BOND PRICES RISE AS YIELDS FALL

After moving little in the first quarter, yields fell and bond prices rose significantly in the second quarter. Municipal yields fell between 0.15% and 0.40% across a range of maturities. Investors showed renewed interest in higher-yielding issues and appeared more willing to invest in riskier securities as economic prospects improved, the major campaigns in the war with Iraq ceased and the Federal Reserve Board took a strong pro-growth, anti-deflation stance on interest rates.

The municipal market continued to experience a high level of new issuance, as municipalities took advantage of attractive rates to fund new projects or refund higher-cost debt. As in any economic slowdown, municipalities have been experiencing a deterioration in their finances as state and local tax receipts have been far below those of prior years. Many states, including Oregon, are on watch for credit downgrades from major ratings agencies. This negative outlook reflects the decline in state revenues during the economic downturn as well as the relatively high unemployment rate. Depending on measures proposed by legislators to deal with the budget shortfall, the rating

               Average Annual Total Return (%) As of June 30, 2003


                          CLASS A                     CLASS B                  CLASS D          CLASS Z
------------------------------------------------------------------------------------------------------------
INCEPTION DATE            11/1/02                     11/1/02                  11/1/02           7/2/84
------------------------------------------------------------------------------------------------------------
                   WITHOUT       WITH          WITHOUT      WITH          WITHOUT    WITH        WITHOUT
                 SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE
------------------------------------------------------------------------------------------------------------
6-month (cumulative) 3.62        -1.30         3.23         -1.77         3.44       1.41          3.83
------------------------------------------------------------------------------------------------------------
1-year               7.86         2.71         7.35          2.35         7.61       5.51          8.20
------------------------------------------------------------------------------------------------------------
5-year               5.59         4.57         5.49          5.16         5.54       5.32          5.65
------------------------------------------------------------------------------------------------------------
10-year              5.47         4.96         5.42          5.42         5.45       5.34          5.50
------------------------------------------------------------------------------------------------------------


Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class D sales charge of 1% which also carries a CDSC of 1% that is applied to shares sold within the first year after they are purchased. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes A, B, and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B and D would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------
agencies could downgrade state debt from AA to A. We do not believe that such a downgrade would have a major impact on the price of bonds in the state, since AA-rated and A-rated debt trade similarly in the marketplace. However, it could bring prices down slightly.

IMPROVING ECONOMIC OUTLOOK IS POSITIVE FOR MUNICIPALS

Despite recently-lowered income tax rates, we believe municipals remain an attractive investment--particularly for highly-taxed investors. We expect rates to rise gradually over the next 12 to 18 months. Economic growth--and therefore municipal finances--should continue to improve. As always, we will continue to manage the fund with a focus on generating strong risk-adjusted long-term total return. We expect to take opportunities to extend the maturity of holdings from very short-term issues out to intermediate issues and maintain an intermediate average maturity of 8 to 12 years. The fund continues to focus on high quality issues, diversified across both counties and sectors within Oregon.

GRETA R. CLAPP
PORTFOLIO MANAGER

The fund offers the potential for current tax-free income and capital preservation but is subject to interest rate risk, credit risk and political risk. Single-state municipal bond funds pose additional risks due to limited geographic diversification. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.


                              PORTFOLIO COMPOSITION
                                 % of net assets
                            June 30, 2003 (unaudited)

Revenue                                      35.2
Insured revenue                              18.3
General obligations                          18.1
Insured general obligations                  16.9
State general obligations                     5.7
Other bonds                                   2.9
Cash, net receivables & payables              2.3
U.S. territories                              0.5
Pre-refunded bond                             0.1

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain this composition in the future.


                          -------------------------------
                                PORTFOLIO QUALITY
                                 % of net assets
                            June 30, 2003 (unaudited)

(Pie Chart)

                        Aaa                         36.8
                        Aa                          40.0
                        A                            7.4
                        Baa                          3.9
                        Not Rated                   11.3
                        Net Cash & Equivalents       0.5
                        Other                        0.1

Ratings shown represent the highest rating assigned to a particular bond by one of the nationally-recognized ratings agencies: Standard and Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

----------------------
1 Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND

                       PERFORMANCE OF A $10,000 INVESTMENT
                                10/1/93 - 6/30/03

           WITHOUT SALES CHARGE    WITH SALES CHARGE
           --------------------    -----------------
Class A         $19,346                  $18,425
Class B          19,233                   19,233
Class D          19,258                   19,067
Class Z          19,395                     n/a


                      -------------------------------------
                                GROWTH OF $10,000
                                 SINCE INCEPTION

(Mountain Chart)

 CLASS A SHARES           CLASS A SHARES      MERRILL LYNCH
    WITHOUT                   WITH            US HIGH YIELD,
 SALES CHARGE             SALES CHARGE     CASH PAY ONLY INDEX
----------------         ---------------   -------------------
10/1/93   10000                9525               10000
           9992                9517               10188
          10015                9539               10244
          10112                9632               10346
          10251                9764               10573
          10221                9735               10497
           9909                9439               10155
           9738                9275               10036
           9819                9352               10000
           9845                9377               10037
           9905                9435               10107
           9968                9494               10177
          10017                9542               10173
          10028                9552               10198
           9917                9446               10111
          10019                9543               10224
          10176                9692               10368
          10426                9931               10691
          10521               10021               10840
          10756               10245               11094
          11029               10505               11440
          11105               10577               11527
          11258               10723               11658
          11278               10742               11729
          11461               10916               11863
          11612               11061               11947
          11745               11187               12064
          11934               11367               12258
          12099               11525               12452
          12139               11563               12471
          12002               11432               12437
          11985               11416               12443
          11996               11426               12533
          12030               11458               12608
          12119               11543               12694
          12349               11763               12825
          12563               11966               13100
          12701               12098               13244
          12968               12352               13512
          13060               12439               13616
          13175               12549               13721
          13375               12740               13913
          13173               12547               13759
          13328               12695               13915
          13648               13000               14196
          13820               13164               14412
          14192               13518               14758
          14179               13506               14733
          14369               13687               14978
          14356               13674               15076
          14520               13830               15220
          14717               14018               15364
          14957               14247               15593
          15046               14331               15657
          15139               14420               15792
          15215               14492               15866
          15262               14537               15977
          15370               14640               16057
          15558               14819               16149
          14940               14230               15451
          15204               14482               15482
          15131               14413               15228
          15631               14888               15921
          15635               14893               15926
          15828               15076               16083
          15741               14993               15961
          15928               15171               16098
          16041               15279               16349
          15834               15082               16237
          15785               15035               16206
          15769               15020               16230
          15681               14936               16071
          15664               14920               16003
          15667               14923               15909
          15922               15166               16090
          16007               15246               16174
          15925               15169               16093
          15939               15182               16108
          15848               15096               15882
          15921               15165               15887
          15912               15156               15712
          16246               15474               15981
          16392               15614               16096
          16669               15877               16292
          16669               15877               16198
          16529               15744               15723
          16293               15519               15231
          16744               15949               15562
          17318               16496               16489
          17464               16634               16750
          17373               16548               16528
          17331               16508               16348
          17444               16615               16662
          17291               16469               16319
          17500               16669               16572
          17727               16885               16733
          17034               16225               15660
          17618               16782               16121
          18080               17221               16644
          17856               17008               16526
          17963               17110               16619
          17799               16954               16459
          17967               17113               16851
          18051               17194               17119
          18015               17159               17026
          17558               16724               15816
          17266               16446               15186
          17534               16701               15566
          17465               16636               15317
          17443               16614               15188
          17935               17083               16098
          18053               17195               16340
          18210               17345               16810
          18354               17482               17027
          18669               17783               17468
          19093               18186               18450
          19109               18201               18649
6/30/03   19346               18425               19158


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on October 1, 1993, and reinvestment of income and capital gains distributions. The Merrill Lynch U.S. High Yield, Cash Pay Only Index is an unmanaged index of non-investment-grade corporate bonds. Unlike the fund, indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index performance is from September 30, 1993.

For the six-month period ended June 30, 2003, Columbia High Yield Fund class A shares returned 7.14% without a sales charge. The fund lagged the Merrill Lynch US High Yield, Cash Pay Only Index, which returned 17.24%.

The fund's focus on high quality issuers had a negative impact on relative performance during the period because lower quality issues delivered the high-yield market's strongest returns. The energy, utility and cable industries gained renewed strength following a wave of corporate scandals. Many of these utility and energy companies were able to refinance their debt at lower interest rates over longer terms, a strategy that helped strengthen their balance sheets. One notable example of this strategy of extending maturties was AES. The fund did not have an investment in AES.

Although we missed out on gains from these lower-quality investments, we identified attractive opportunities in the homebuilding and the hotel sectors, which benefited the portfolio. Noteworthy contributors to performance included KB Homes, Toll Brothers, Extended Stay and Host Marriott (1.4%, 0.1%, 1.4% and 0.5% of net assets, respectively).1

CREDIT RESEARCH DRIVES SECURITY SELECTION

The fund uses bottom-up credit analysis to identify high-quality companies with attractive long-term business prospects and also to stay abreast of potential negative influences in order to limit or avoid potential losses. During the period, our research led us to increase our weight in several existing holdings and to add new names based on expectations for improving margins and debt. For example, in the paper/forest products industry, we added Abitibi-Consolidated, Cascades and Stone-Container (1.2%, 0.5% and 0.8% of net assets, respectively). In the diversifed media sector, we purchased Houghton

               Average Annual Total Return (%) As of June 30, 2003


                          CLASS A                      CLASS B                 CLASS D          CLASS Z
------------------------------------------------------------------------------------------------------------
INCEPTION DATE            11/1/02                      11/1/02                 11/1/02          10/1/93
------------------------------------------------------------------------------------------------------------
                   WITHOUT       WITH          WITHOUT      WITH          WITHOUT    WITH        WITHOUT
                 SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE
------------------------------------------------------------------------------------------------------------
6-month (cumulative) 7.14        2.02          6.69         1.69           6.80       4.80        7.34
------------------------------------------------------------------------------------------------------------
1-year              10.17        4.94          9.53         4.53           9.67       7.52       10.45
------------------------------------------------------------------------------------------------------------
5-year               4.71        3.70          4.58         4.29           4.61       4.40        4.76
------------------------------------------------------------------------------------------------------------
Since Inception      7.01        6.47          6.94         6.94           6.96       6.85        7.03
------------------------------------------------------------------------------------------------------------


Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any. The
"with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class D sales charge of 1% which also carries a CDSC of 1% that is applied to shares sold within the first year after they are purchased. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes A, B, and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expenses differential been reflected, the returns for the periods prior to the inception of classes A, B and D would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------
Mifflin (1.2% of net assets). We also increased our position in the chemical sector, adding three new names to the portfolio including Equistar Chemicals, MacDermid and Ethyl (0.8%, 0.2% and 1.1% of net assets, respectively). Finally, in the health care industry, we purchased Apogent Technologies and Province Healthcare (0.1% and 0.8% of net assets).

Ongoing credit analysis and careful portfolio monitoring also prompted us to reduce or eliminate selected holdings. For example, we sold our position in Pennzoil because we believed that its bonds had achieved fair value following the company's acquisition by Royal Dutch Shell. In addition, IMC Global, a chemical-related company, delivered weaker-than-anticipated performance and was subsequently eliminated from the portfolio. We reduced our overall exposure to homebuilders with the sale of Technical Olympic.

LOOKING AHEAD

We believe that a declining default rate, attractive yields and an increased focus on corporate business practices bode well for the high-yield market. High-yield investments are generally riskier, but they offer investors a compelling alternative to traditional fixed-income investments. We remain optimistic that when the economy finally recovers, these companies will be well positioned to continue to deliver attractive returns on a risk-adjusted basis.

JEFFREY L. RIPPEY AND KURT M. HAVNAER
PORTFOLIO MANAGERS

High-yield investing offers the potential for high income and attractive total returns, but also involves certain risks, including credit risks associated with lower-rated bonds, and interest rate risks.~

                                TOP FIVE SECTORS
                                 % of net assets
                            June 30, 2003 (unaudited)

Energy                                        9.5
Health care                                   8.6
Cable TV                                      7.0
Gaming                                        6.5
Packaging                                     6.4

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these sectors in the future.


                           ------------------------------
                                PORTFOLIO QUALITY
                             % of portfolio holdings
                            June 30, 2003 (unaudited)

(Pie Chart)
                                Ba               56.0
                                B                42.2
                                Baa               1.8



Ratings shown represent the highest rating assigned to a particular bond by one of the nationally-recognized ratings agencies: Standard and Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

--------------------
1 Holdings are disclosed as of June 30, 2003 and are subject to change.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------
COLUMBIA DAILY INCOME COMPANY

                       PERFORMANCE OF A $10,000 INVESTMENT
                                6/30/93 - 6/30/03

                                     WITHOUT
                                  SALES CHARGE
                                  ------------
Class Z                              $15,001


                               -------------------
                                GROWTH OF $10,000
                                  OVER 10 YEARS

(Mountain Chart)

                                   CONSUMER PRICE
                CLASS Z SHARES         INDEX
                --------------     --------------
6/30/93            10000.00           10000.00
                   10021.00           10000.00
                   10042.00           10028.00
                   10062.10           10049.10
                   10083.30           10090.30
                   10103.40           10097.30
                   10124.60           10097.30
                   10146.90           10124.60
                   10166.20           10159.00
                   10189.60           10193.60
                   10214.00           10207.80
                   10242.60           10215.00
                   10273.40           10249.70
                   10306.20           10277.40
                   10341.30           10318.50
                   10376.40           10346.30
                   10414.80           10353.60
                   10454.40           10367.00
                   10499.40           10367.00
                   10546.60           10408.50
                   10590.90           10450.10
                   10640.70           10484.60
                   10689.60           10519.20
                   10739.90           10540.30
                   10788.20           10561.30
                   10837.80           10561.30
                   10886.60           10588.80
                   10933.40           10610.00
                   10981.50           10645.00
                   11028.70           10637.50
                   11077.30           10630.10
                   11124.90           10692.80
                   11168.30           10727.00
                   11213.00           10782.80
                   11256.70           10824.90
                   11301.70           10845.40
                   11345.80           10851.90
                   11392.30           10872.60
                   11439.00           10893.20
                   11484.80           10928.10
                   11531.90           10963.00
                   11578.00           10983.90
                   11625.50           10983.90
                   11673.10           11019.00
                   11716.30           11053.20
                   11764.30           11080.80
                   11811.40           11095.20
                   11861.00           11088.60
                   11910.80           11101.90
                   11962.00           11115.20
                   12013.50           11136.30
                   12062.70           11164.20
                   12114.60           11192.10
                   12165.50           11185.40
                   12219.00           11171.90
                   12272.80           11193.20
                   12320.60           11214.40
                   12372.40           11235.70
                   12423.10           11256.00
                   12475.30           11276.20
                   12526.40           11289.70
                   12580.30           11303.30
                   12634.40           11316.90
                   12687.50           11330.40
                   12740.80           11357.60
                   12790.40           11357.60
                   12841.60           11350.80
                   12891.70           11378.10
                   12935.50           11391.70
                   12983.40           11425.90
                   13030.10           11509.30
                   13078.30           11509.30
                   13125.40           11509.30
                   13175.30           11543.80
                   13226.70           11571.50
                   13278.30           11627.10
                   13332.70           11648.00
                   13387.40           11655.00
                   13447.60           11655.00
                   13509.50           11690.00
                   13566.20           11758.90
                   13628.60           11855.30
                   13689.90           11862.50
                   13757.00           11876.70
                   13824.40           11938.50
                   13896.30           11965.90
                   13968.60           11965.90
                   14038.40           12028.10
                   14111.40           12048.60
                   14182.00           12055.80
                   14254.30           12048.60
                   14325.60           12124.50
                   14384.30           12173.00
                   14444.70           12201.00
                   14498.20           12249.80
                   14547.50           12309.80
                   14592.60           12325.80
                   14634.90           12291.30
                   14674.40           12291.30
                   14709.60           12346.60
                   14739.00           12304.60
                   14762.60           12283.70
                   14783.30           12235.80
                   14801.00           12264.00
                   14815.80           12313.00
                   14832.10           12382.00
                   14846.90           12451.30
                   14861.80           12451.30
                   14876.70           12458.80
                   14891.50           12472.50
                   14906.40           12513.60
                   14919.80           12534.90
                   14933.30           12556.20
                   14945.20           12556.20
                   14957.20           12528.60
                   14966.10           12583.70
                   14973.60           12680.60
                   14981.10           12756.70
                   14988.60           12728.60
                   14997.60           12708.30
6/30/03            15001.00           12721.00


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on June 30, 1993, and reinvestment of income and capital gains distributions. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

RESULTS FOR THE YEAR

For the six-month period ended June 30, 2003, Columbia Daily Income Company class Z shares returned 0.33%. Interest rates were low throughout the period, and in June the Federal Reserve Board cut the federal funds rate from 1.25% to 1.00%, a 45-year low. The federal funds rate is the interest rate that commercial banks charge each other on overnight loans. The Fed sets the rate level to influence consumer behavior as many other borrowing rates, such as those on mortgages and credit cards, follow its direction. Reducing short-term interest rates is also used as a stimulus to support economic recovery. With the economy still waffling, the Fed hopes its most recent move will provide a jump-start to sustainable growth.

While lower interest rates may have been a welcomed move for consumers and businesses, the effect on money market funds was to bring returns on eligible portfolio securities down to an all-time low.

COMMITMENT TO HIGH QUALITY

Despite declining short-term rates, we remained committed to our universe of government and corporate obligations bearing the highest ratings (A1/P1). At the end of June, 25% of the portfolio was invested in government securities and 75% was in the highest quality corporate debt. In an effort to extract as much income as possible from our investments, we extended the portfolio's average maturity during the period and worked to keep fund expenses low. We do not foresee rising rates for the rest of 2003, and if rates should decline again we expect to move the fund's maturity out even further.

LEONARD A. APLET
PORTFOLIO MANAGER

There is a chance that the fund's investments may not keep pace with the rate of inflation over the long-term. Also, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of our investment at $1 per share, it is possible to lose money by investing in the fund.

            AVERAGE ANNUAL TOTAL RETURN (%)
                 As of June 30, 2003

                    COLUMBIA        CONSUMER PRICE
                 DAILY INCOME           INDEX
                     CLASS Z         (INFLATION)
----------------------------------------------------
6-month (cumulative)  0.33              1.55
1-year                0.87              2.11
5-year                3.67              2.42
10-year               4.14              2.44


                              PORTFOLIO HIGHLIGHTS

                                      6/30/03

Seven day current yield                 0.53%
Seven day effective yield               0.54%
Average days to maturity                   36

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                           COLUMBIA COMMON STOCK FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 (UNAUDITED)
                                                  SIX MONTHS        PERIOD
                                                    ENDED           ENDED
                                                  JUNE 30,       DECEMBER 31,
CLASS A SHARES                                      2003            2002(a)
                                                 -----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   14.91          $ 15.09
                                                 -----------     ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .............        0.02               --(c)
  Net realized and unrealized gain (loss)
   on investments...............................        1.45            (0.11)
                                                 -----------     ------------
   Total from investment operations ............        1.47            (0.11)
                                                 -----------     ------------
LESS DISTRIBUTIONS:
  From net investment income ...................          --            (0.07)
                                                 -----------     ------------
NET ASSET VALUE, END OF PERIOD .................   $   16.38          $ 14.91
                                                 -----------     ------------
TOTAL RETURN (d)(e) ............................        9.86%           (0.71)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .......   $     197          $    32
Ratio of expenses to average net assets (f)(g)..        1.37%            1.32%
Ratio of net investment income (loss) to
 average net assets(f)(g) ......................        0.20%           (0.03)%
Portfolio turnover rate ........................          83%(e)          107%

(a) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.

                           COLUMBIA COMMON STOCK FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 (UNAUDITED)
                                                  SIX MONTHS        PERIOD
                                                    ENDED           ENDED
                                                   JUNE 30,      DECEMBER 31,
CLASS B SHARES                                       2003           2002(a)
                                                 -----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 14.91         $  15.09
                                                 -----------     ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss (b) .....................        (0.06)           (0.01)
  Net realized and unrealized gain (loss)
   on investments..............................         1.46            (0.12)
                                                 -----------     ------------
   Total from investment operations ...........         1.40            (0.13)
                                                 -----------     ------------
LESS DISTRIBUTIONS:
  From net investment income ..................           --            (0.05)
                                                 -----------     ------------
NET ASSET VALUE, END OF PERIOD                       $ 16.31         $  14.91
                                                 -----------     ------------
TOTAL RETURN (c)(d) ...........................         9.39%           (0.84)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)....................................      $   421         $    109
Ratio of expenses to average net ..............         2.33%            2.07%
assets (e)(f)
Ratio of net investment loss to average .......        (0.77)%          (0.78)%
net assets (e)(f)
Portfolio turnover rate .......................           83%(d)          107%

(a) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                           COLUMBIA COMMON STOCK FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 (UNAUDITED)
                                                 SIX MONTHS        PERIOD
                                                    ENDED           ENDED
                                                  JUNE 30,       DECEMBER 31,
CLASS D SHARES                                      2003            2002(a)
                                                 -----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD             $     14.92     $      15.09
                                                 -----------     ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss (b) .....................        (0.06)           (0.01)
  Net realized and unrealized gain (loss) on
   investments ................................         1.45            (0.11)
                                                 -----------     ------------
   Total from investment operations ...........         1.39            (0.12)
                                                 -----------     ------------
LESS DISTRIBUTIONS:
  From net investment income ..................           --            (0.05)
                                                 -----------     ------------
NET ASSET VALUE, END OF PERIOD                   $     16.31     $      14.92
                                                 -----------     ------------
TOTAL RETURN (c)(d) ...........................         9.32%           (0.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ......  $       107     $         30
Ratio of expenses to average net assets (e)(f).         2.53%            2.07%
Ratio of net investment loss to average
 net assets (e)(f) ............................        (0.84)%          (0.78)%
Portfolio turnover rate .......................           83%(d)          107%

(a) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.

                           COLUMBIA COMMON STOCK FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                 (UNAUDITED)
                                                  SIX MONTHS
                                                    ENDED
                                                   JUNE 30,                       YEAR ENDED DECEMBER 31,
CLASS Z SHARES                                       2003         2002(a)      2001       2000       1999       1998
                                                 -----------     --------    -------    --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD             $     14.91     $  19.97    $ 24.34    $  28.90   $  24.40   $  22.02
                                                 -----------     --------    -------    --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)..................        0.05(b)      0.07(b)    0.07       (0.01)      0.03       0.09
  Net realized and unrealized gain (loss)
   on investments...............................        1.45        (5.05)     (4.35)      (1.54)      6.25       5.68
                                                 -----------     --------    -------    --------   --------   --------
   Total from investment operations.............        1.50        (4.98)     (4.28)      (1.55)      6.28       5.77
                                                 -----------     --------    -------    --------   --------   --------
LESS DISTRIBUTIONS:
  From net investment income....................          --        (0.08)     (0.07)        --       (0.03)     (0.13)
  From net realized gains.......................          --           --      (0.02)      (3.01)     (1.75)     (3.26)
                                                 -----------     --------    -------    --------   --------   --------
Total distributions.............................          --        (0.08)     (0.09)      (3.01)     (1.78)     (3.39)
                                                 -----------     --------    -------    --------   --------   --------
NET ASSET VALUE, END OF PERIOD                   $     16.41     $  14.91    $ 19.97    $  24.34   $  28.90   $  24.40
                                                 -----------     --------    -------    --------   --------   --------
TOTAL RETURN (c)................................       10.06%(d)   (24.92)%   (17.60)%     (5.73)%    25.76%     26.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)........ $   425,685     $416,638    $681,397   $895,134   $959,910   $797,147
Ratio of expenses to average net assets (e).....        0.92%(f)     0.86%      0.80%       0.75%      0.77%      0.80%
Ratio of net investment income (loss) to
 average net assets (e).........................        0.63%(f)     0.43%      0.32%      (0.05)%     0.09%      0.56%
Portfolio turnover rate.........................          83%(d)      107%       114%        104%        97%       141%


(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                              COLUMBIA GROWTH FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 (UNAUDITED)
                                                 SIX MONTHS         PERIOD
                                                    ENDED           ENDED
                                                  JUNE 30,       DECEMBER 31,
CLASS A SHARES                                      2003           2002(a)
                                                 -----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 20.83         $  21.52
                                                 -----------     ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss (b).......................       (0.04)              --(c)
  Net realized and unrealized gain (loss) on
   investments .................................        2.68            (0.69)
                                                 -----------     ------------
   Total from investment operations.............        2.64            (0.69)
                                                 -----------     ------------
NET ASSET VALUE, END OF PERIOD                       $ 23.47         $  20.83
                                                 -----------     ------------
TOTAL RETURN (d)(e).............................       12.67%           (3.21)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)........     $ 4,063         $  3,077
Ratioof expenses to average net assets (f)(g)...        1.34%            1.15%
Ratioof net investment loss to average net
 assets (f)(g)..................................       (0.39)%          (0.36)%
Portfolio turnover rate.........................          82%(e)          165%

(a) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.

                              COLUMBIA GROWTH FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 (UNAUDITED)
                                                 SIX MONTHS         PERIOD
                                                   ENDED            ENDED
                                                  JUNE 30,       DECEMBER 31,
CLASS B SHARES                                      2003           2002(a)
                                                 -----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 20.82         $  21.52
                                                 -----------     ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss (b).......................       (0.11)           (0.03)
  Net realized and unrealized gain (loss) on
   investments..................................        2.67            (0.67)
                                                 -----------     ------------
Total from investment operations................        2.56            (0.70)
                                                 -----------     ------------
NET ASSET VALUE, END OF PERIOD                       $ 23.38         $  20.82
                                                 -----------     ------------
TOTAL RETURN (c)(d).............................       12.30%           (3.25)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)........     $   641         $    114
Ratioof expenses to average net assets (e)(f)...        1.95%            1.88%
Ratioof net investment loss to average net
 assets (e)(f)..................................       (1.04)%          (1.09)%
Portfolio turnover rate.........................          82%(d)          165%

(a) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                              COLUMBIA GROWTH FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 (UNAUDITED)
                                                 SIX MONTHS         PERIOD
                                                   ENDED            ENDED
                                                  JUNE 30,       DECEMBER 31,
CLASS D SHARES                                      2003            2002(a)
                                                 -----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 20.82          $ 21.52
                                                 -----------     ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss (b).......................       (0.12)           (0.02)
  Net realized and unrealized gain (loss) on
   investments..................................        2.67            (0.68)
                                                 -----------     ------------
   Total from investment operations.............        2.55            (0.70)
                                                 -----------     ------------
NET ASSET VALUE, END OF PERIOD                       $ 23.37          $ 20.82
                                                 -----------     ------------
TOTAL RETURN (c)(d).............................       12.25%           (3.25)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)........     $   203          $   103
Ratioof expenses to average net assets (e)(f)...        2.05%            1.88%
Ratioof net investment loss to average net
 assets (e)(f)..................................       (1.11)%          (1.09)%
Portfolio turnover rate.........................          82%(d)          165%

(a) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.

                              COLUMBIA GROWTH FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 (UNAUDITED)
                                                 SIX MONTHS        PERIOD
                                                    ENDED          ENDED
                                                  JUNE 30,       DECEMBER 31,
CLASS G SHARES                                      2003            2002(a)
                                                 -----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   20.83        $   21.52
                                                 -----------     ------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss (b) ......................        (0.11)           (0.03)
 Net realized and unrealized gain (loss) on
  investments .................................         2.66            (0.66)
                                                 -----------     ------------
  Total from investment operations ............         2.55            (0.69)
                                                 -----------     ------------
NET ASSET VALUE, END OF PERIOD ................    $   23.38        $   20.83
                                                 -----------     ------------
TOTAL RETURN (c)(d) ...........................        12.24%           (3.21)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ......    $  14,320        $  13,705
Ratioof expenses to average net assets (e)(f) .         2.00%            1.83%
Ratioof net investment loss to average net
 assets (e)(f) ................................        (1.05)%          (1.04)%
Portfolio turnover rate .......................           82%(d)          165%

(a) Class G shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                              COLUMBIA GROWTH FUND

               For a Fund Share Outstanding Throughout Each Period



                                             (UNAUDITED)
                                             SIX MONTHS
                                               ENDED
                                              JUNE 30,                             YEAR ENDED DECEMBER 31,
CLASS Z SHARES                                  2003          2002(a)       2001         2000         1999          1998
                                             -----------     --------    ----------   ----------   ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $  20.85     $  31.35    $    40.07   $    48.91   $    42.51    $    34.34
                                             -----------     --------    ----------   ----------   ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...........          0.01(b)     (0.01)(b)     (0.02)       (0.08)       (0.03)         0.03
  Net realized and unrealized gain
   (loss) on investments .................          2.68       (10.49)        (8.55)       (3.49)       11.09         10.39
                                             -----------     --------    ----------   ----------   ----------    ----------
   Total from investment operations ......          2.69       (10.50)        (8.57)       (3.57)       11.06         10.42
                                             -----------     --------    ----------   ----------   ----------    ----------
LESS DISTRIBUTIONS
  From net investment income .............            --           --            --           --           --(c)      (0.08)
  From net realized gains ................            --           --         (0.15)       (5.27)       (4.66)        (2.17)
                                             -----------     --------    ----------   ----------   ----------    ----------
    Total distributions ..................            --           --         (0.15)       (5.27)       (4.66)        (2.25)
                                             -----------     --------    ----------   ----------   ----------    ----------
NET ASSET VALUE, END OF PERIOD                  $  23.54     $  20.85    $    31.35   $    40.07   $    48.91    $    42.51
                                             -----------     --------    ----------   ----------   ----------    ----------
TOTAL RETURN (d) .........................         12.90%(e)   (33.49)%      (21.40)%      (7.94)%      26.02%        30.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .      $867,902     $811,648    $1,325,844   $1,919,227   $2,160,739    $1,753,024
Ratioof expenses to average net assets (f)          0.84%(g)     0.82%         0.72%        0.65%        0.65%         0.68%
Ratioof net investment income (loss) to
 average net assets (f) ..................          0.10%(g)    (0.03)%       (0.07)%      (0.18)%      (0.07)%        0.21%
Portfolio turnover rate ..................            82%(e)      165%          122%         114%         118%          105%


(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.

                        COLUMBIA INTERNATIONAL STOCK FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 (UNAUDITED)
                                                 SIX MONTHS        PERIOD
                                                     ENDED         ENDED
                                                   JUNE 30,      DECEMBER 31,
CLASS A SHARES                                       2003          2002(a)
                                                 -----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   10.05        $   10.04
                                                 -----------     ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .............        0.05            (0.02)
  Net realized and unrealized gain on
   investments, foreign currency and
   foreign capital gains tax ...................        0.68             0.03
                                                 -----------     ------------
   Total from investment operations ............        0.73             0.01
                                                 -----------     ------------
NET ASSET VALUE, END OF PERIOD                     $   10.78        $   10.05
                                                 -----------     ------------
TOTAL RETURN (c)(d) ............................        7.26%            0.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .......   $  20,616        $  20,178
Ratio of expenses to average net assets (e)(f) .        1.83%            1.86%
Ratio of net investment income (loss) to average
 net assets (e)(f)..............................        1.08%           (0.39)%
Portfolio turnover rate ........................          24%(d)           96%

(a) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

                        COLUMBIA INTERNATIONAL STOCK FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 (UNAUDITED)
                                                 SIX MONTHS         PERIOD
                                                    ENDED           ENDED
                                                  JUNE 30,       DECEMBER 31,
CLASS B SHARES                                      2003           2002(a)
                                                 -----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   10.02        $   10.04
                                                 -----------     ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss (b) ...................             --(c)         (0.05)
  Net realized and unrealized gain on
   investments, foreign currency and foreign
   capital gains tax ........................           0.68             0.03
                                                 -----------     ------------
   Total from investment operations .........           0.68            (0.02)
                                                 -----------     ------------
NET ASSET VALUE, END OF PERIOD                     $   10.70        $   10.02
                                                 -----------     ------------
TOTAL RETURN (d)(e) .........................           6.79%           (0.20)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ....      $  10,063        $  10,920
Ratio of expenses to average net assets (f)(g)          2.94%            3.64%
Ratio of net investment lossto average net
 assets (f)(g)...............................          (0.06)%          (2.17)%
Portfolio turnover ..........................             24%(e)           96%

(a) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming no contingent deferred sales charge.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.

                        COLUMBIA INTERNATIONAL STOCK FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 (UNAUDITED)
                                                 SIX MONTHS         PERIOD
                                                    ENDED           ENDED
                                                  JUNE 30,       DECEMBER 31,
CLASS D SHARES                                      2003            2002(a)
                                                 -----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  10.02         $  10.04
                                                 -----------     ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ..........           0.02            (0.04)
  Net realized and unrealized gain on
   investments, foreign currency and foreign
   capital gains tax ........................           0.69             0.02
                                                 -----------     ------------
Total from investment operations ............           0.71            (0.02)
                                                 -----------     ------------
NET ASSET VALUE, END OF PERIOD                      $  10.73         $  10.02
                                                 -----------     ------------
TOTAL RETURN (c)(d)..........................           7.09%           (0.20)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands .....       $    564         $    542
Ratio of expenses to average net assets (e)(f)          2.44%            3.48%
Ratio of net investment income (loss) to
 average net assets (e)(f) ..................           0.51%           (2.01)%
Portfolio turnover ..........................             24%(d)           96%

(a) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                        COLUMBIA INTERNATIONAL STOCK FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                             (UNAUDITED)
                                             SIX MONTHS
                                                ENDED
                                               JUNE 30,                           YEAR ENDED DECEMBER 31,
CLASS Z SHARES                                  2003          2002(a)          2001        2000         1999         1998
                                             -----------     ---------       ---------   ---------   ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD           $   10.05     $   12.03       $   14.77   $   22.81   $   15.45    $   13.70
                                             -----------     ---------       ---------   ---------   ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ............         0.08(b)         --(b)(c)      0.01       (0.04)      (0.05)          --(c)
  Net realized and unrealized gain (loss)
   on investments, foreign currency and
   foreign capital gains tax ..............         0.70         (1.94)          (2.74)      (5.17)       9.00         1.76
                                             -----------     ---------       ---------   ---------   ---------    ---------
    Total from investment operations ......         0.78         (1.94)          (2.73)      (5.21)       8.95         1.76
                                             -----------     ---------       ---------   ---------   ---------    ---------
LESS DISTRIBUTIONS:
  From net investment income ..............           --         (0.01)          (0.01)         --          --           --
  From net realized gains .................           --            --              --       (2.83)      (1.59)       (0.01)
  Return of capital .......................           --         (0.03)             --          --          --           --
                                             -----------     ---------       ---------   ---------   ---------    ---------
    Total distributions ...................           --         (0.04)          (0.01)      (2.83)      (1.59)       (0.01)
                                             -----------     ---------       ---------   ---------   ---------    ---------
NET ASSET VALUE, END OF PERIOD                 $   10.83     $   10.05       $   12.03   $   14.77   $   22.81    $   15.45
                                             -----------     ---------       ---------   ---------   ---------    ---------
TOTAL RETURN (d) ..........................         7.76%(e)    (16.10)%        (18.47)%    (22.64)%     57.93%       12.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands ...    $ 205,899     $ 143,332       $ 135,626   $ 175,316   $ 239,223    $ 134,193
Ratio of expenses to average net assets (f)         1.30%(g)      1.49%           1.56%       1.42%       1.48%        1.56%
Ratio of net investment income (loss) to
 average net assets(f) ....................         1.68%(g)     (0.02)%          0.06%      (0.19)%     (0.35)%      (0.02)%
Portfolio turnover rate ...................           24%(e)        96%            130%        112%         94%          74%


(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                              COLUMBIA SPECIAL FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              (UNAUDITED)
                                              SIX MONTHS         PERIOD
                                                ENDED             ENDED
                                               JUNE 30,        DECEMBER 31,
CLASS A SHARES                                   2003             2002(a)
                                              -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD             $  14.77           $ 15.15
                                              -----------      ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss (b) ...................       (0.10)            (0.02)
  Net realized and unrealized gain
   (loss) on investments ....................        2.16             (0.36)
                                              -----------      ------------
   Total from Investment Operations .........        2.06             (0.38)
                                              -----------      ------------
NET ASSET VALUE, END OF PERIOD                   $  16.83           $ 14.77
                                              -----------      ------------
TOTAL RETURN (c)(d) .........................       13.95%            (2.51)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ....    $  3,279           $ 1,180
Ratioof expenses to average net assets (e)(f)        1.58%            1.49%
Ratioof net investment loss to average net
 assets (e)(f) ..............................       (1.28)%           (1.22)%
Portfolio turnover rate .....................          66%(d)           88%

(a) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.

                              COLUMBIA SPECIAL FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                              (UNAUDITED)
                                              SIX MONTHS         PERIOD
                                                ENDED            ENDED
                                                 JUNE 30,      DECEMBER 31,
CLASS B SHARES                                     2003          2002(a)
                                              -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 14.76          $  15.15
                                              -----------      ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss (b) ..................        (0.15)            (0.04)
  Net realized and unrealized gain
   (loss) on investments ...................         2.15             (0.35)
                                              -----------      ------------
   Total from Investment Operations ........         2.00             (0.39)
                                              -----------      ------------
NET ASSET VALUE, END OF PERIOD                    $ 16.76          $  14.76
                                              -----------      ------------
TOTAL RETURN (c)(d) ........................        13.55%            (2.57)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ................................      $ 3,960          $  3,383
Ratioof expenses to average net assets (e)(f)        2.33%             2.32%
Ratioof net investment loss to average net
 assets (e)(f) .............................        (2.03)%           (2.05)%
Portfolio turnover rate ....................           66%(d)            88%

(a) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                              COLUMBIA SPECIAL FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              (UNAUDITED)
                                              SIX MONTHS         PERIOD
                                                 ENDED            ENDED
                                               JUNE 30,        DECEMBER 31,
CLASS D SHARES                                   2003            2002(a)
                                              -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD             $  14.76          $  15.15
                                              -----------      ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss (b) ...................       (0.15)            (0.04)
  Net realized and unrealized gain
   (loss) on investments ....................        2.14             (0.35)
                                              -----------      ------------
    Total from Investment Operations ........        1.99             (0.39)
                                              -----------      ------------
NET ASSET VALUE, END OF PERIOD                   $  16.75          $  14.76
                                              -----------      ------------
TOTAL RETURN (c)(d) .........................       13.48%            (2.57)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) .................................    $    677          $    433
Ratioof expenses to average net assets (e)(f)        2.24%             2.32%
Ratioof net investment loss to average net
 assets (e)(f)...............................       (1.94)%           (2.05)%
Portfolio turnover rate .....................          66%(d)            88%

(a) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.

                              COLUMBIA SPECIAL FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              (UNAUDITED)
                                              SIX MONTHS          PERIOD
                                                ENDED              ENDED
                                               JUNE 30,        DECEMBER 31,
CLASS G SHARES                                   2003             2002(a)
                                              -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 14.77           $ 15.15
                                              -----------      ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss (b) ...................       (0.16)            (0.04)
  Net realized and unrealized gain
   (loss) on investments ....................        2.14             (0.34)
                                              -----------      ------------
   Total from Investment Operations .........        1.98             (0.38)
                                              -----------      ------------
NET ASSET VALUE, END OF PERIOD                    $ 16.75           $ 14.77
                                              -----------      ------------
TOTAL RETURN (c)(d) .........................       13.41%            (2.51)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) .................................     $   760           $   753
Ratioof expenses to average net assets
 (e)(f) .....................................        2.45%             2.35%
Ratioof net investment loss to average net
 assets(e)(f) ...............................       (2.15)%           (2.08)%
Portfolio turnover rate .....................          66%(d)            88%

(a) Class G shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                              COLUMBIA SPECIAL FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              (UNAUDITED)
                                              SIX MONTHS         PERIOD
                                                ENDED             ENDED
                                               JUNE 30,        DECEMBER 31,
CLASS T SHARES                                   2003             2002(a)
                                              -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD             $  14.79          $  15.15
                                              -----------      ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss (b) ...................       (0.09)            (0.02)
  Net realized and unrealized gain
   (loss) on investments ....................        2.16             (0.34)
                                              -----------      ------------
   Total from Investment Operations .........        2.07             (0.36)
                                              -----------      ------------
NET ASSET VALUE, END OF PERIOD                   $  16.86          $  14.79
                                              -----------      ------------
TOTAL RETURN (c)(d) .........................       14.00%            (2.38)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)...................................    $ 28,360          $ 25,966
Ratioof expenses to average net assets(e)(f)         1.44%             1.45%
Ratioof net investment loss to average net
 assets (e)(f) ..............................       (1.14)%           (1.18)%
Portfolio turnover rate .....................          66%(d)            88%

(a) Class T shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                              COLUMBIA SPECIAL FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                           (UNAUDITED)
                                            SIX MONTHS
                                             ENDED
                                             JUNE 30,                     YEAR ENDED DECEMBER 31,
CLASS Z SHARES                                2003           2002(a)        2001         2000         1999         1998
                                           -----------      ---------     ---------   -----------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD         $   14.79      $   19.60     $   25.99   $     29.93   $   23.62   $   20.26
                                           -----------      ---------     ---------   -----------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss ....................       (0.06)(b)      (0.13)(b)     (0.11)      (0.10)        (0.16)      (0.03)
  Net realized and unrealized gain (loss)
   on investments ........................        2.16          (4.68)        (5.35)         4.45        8.74        3.40
                                           -----------      ---------     ---------   -----------   ---------   ---------
   Total from Investment Operations ......        2.10          (4.81)        (5.46)         4.35        8.58        3.37
                                           -----------      ---------     ---------   -----------   ---------   ---------
LESS DISTRIBUTIONS:
  From net investment income .............          --             --            --            --          --       (0.01)
  From net realized gains ................          --             --         (0.93)        (8.29)      (2.27)         --(c)
                                           -----------      ---------     ---------   -----------   ---------   ---------
   Total distributions ...................          --             --         (0.93)        (8.29)      (2.27)      (0.01)
                                           -----------      ---------     ---------   -----------   ---------   ---------
NET ASSET VALUE, END OF PERIOD               $   16.89      $   14.79     $   19.60   $     25.99   $   29.93   $   23.62
                                           -----------      ---------     ---------   -----------   ---------   ---------
TOTAL RETURN (d) .........................       14.20%(e)     (24.54)%      (20.98)%       13.84%      36.33%      16.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .   $ 924,965      $ 807,342     $ 786,071   $ 1,095,525   $ 918,322   $ 969,359
Ratioof expenses to average net assets (f)        1.07%(g)       1.12%         1.08%         0.99%       1.09%       1.03%
Ratioof net investment loss to
 average net assets (f) ..................       (0.77)%(g)     (0.85)%       (0.49)%       (0.38)%     (0.64)%     (0.09)%
Portfolio turnover rate ..................          66%(e)         88%          186%          169%        135%        135%


(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                             COLUMBIA SMALL CAP FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           (UNAUDITED)
                                            SIX MONTHS
                                              ENDED
                                             JUNE 30,                           YEAR ENDED DECEMBER 31,
CLASS Z SHARES                                 2003           2002(a)       2001        2000        1999          1998
                                           -----------      ---------     --------    ---------   ---------    ---------

NET ASSET VALUE, BEGINNING OF PERIOD         $   16.30      $   22.20     $  25.87    $   27.26   $   17.43    $   16.65
                                           -----------      ---------     --------    ---------   ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss.....................       (0.09)(b)      (0.17)(b)    (0.13)       (0.10)      (0.14)       (0.09)
  Net realized and unrealized gain (loss)
   on investments.........................        3.53          (5.73)       (3.54)        1.75       10.45         0.87
                                           -----------      ---------     --------    ---------   ---------    ---------
   Total from investment operations               3.44          (5.90)       (3.67)        1.65       10.31         0.78
                                           -----------      ---------     --------    ---------   ---------    ---------
LESS DISTRIBUTIONS:
  From net realized gains.................          --             --           --        (3.04)      (0.48)          --(c)
NET ASSET VALUE, END OF PERIOD               $   19.74      $   16.30     $  22.20    $   25.87   $   27.26    $   17.43
                                           -----------      ---------     --------    ---------   ---------    ---------
TOTAL RETURN (d)..........................       21.10%(e)     (26.58)%     (14.19)%       5.85%      59.15%        4.69%
                                           -----------      ---------     --------    ---------   ---------    ---------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)..   $ 558,696      $ 493,031     $617,966    $ 518,970   $ 290,374    $ 160,472
Ratio of expenses to average net assets(f)        1.26%(g)       1.24%        1.23%        1.22%       1.30%        1.34%
Ratio of net investment loss to average
 net assets (f)...........................       (1.07)%(g)     (0.90)%      (0.71)%      (0.44)%     (0.84)%      (0.68)%
Portfolio turnover rate...................          58%(e)        109%         129%         145%        188%         158%


(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.

                        COLUMBIA REAL ESTATE EQUITY FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                (UNAUDITED)
                                                SIX MONTHS        PERIOD
                                                   ENDED          ENDED
                                                 JUNE 30,       DECEMBER 31,
CLASS A SHARES                                     2003           2002(a)
                                                ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  17.80         $  17.01
                                                ------------    ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (b)....................        0.29             0.26
  Net realized and unrealized gain on
   investments ................................        1.80             0.78
                                                ------------    ------------
   Total from investment operations............        2.09             1.04
                                                ------------    ------------
LESS DISTRIBUTIONS:
  From net investment income...................       (0.23)           (0.25)
                                                ------------    ------------
NET ASSET VALUE, END OF PERIOD                     $  19.66         $  17.80
                                                ------------    ------------
TOTAL RETURN (c)(d)............................       11.78%            6.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).......    $  7,902         $    905
Ratio of expenses to average net assets (e)(f).        1.65%            1.43%
Ratio of net investment income to average net
 assets (e)(f).................................        3.09%            4.81%
Portfolio turnover rate........................          28%(d)           53%

(a) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                        COLUMBIA REAL ESTATE EQUITY FUND

              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                (UNAUDITED)
                                                SIX MONTHS          PERIOD
                                                   ENDED            ENDED
                                                 JUNE 30,        DECEMBER 31,
CLASS B SHARES                                     2003             2002(a)
                                                ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD              $    17.82        $   17.01
                                                ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (b) ...................         0.20             0.22
  Net realized and unrealized gain on
   investments ................................         1.81             0.81
                                                ------------     ------------
   Total from investment operations ...........         2.01             1.03
                                                ------------     ------------
LESS DISTRIBUTIONS:
  From net investment income ..................        (0.15)           (0.22)
                                                ------------     ------------
NET ASSET VALUE, END OF PERIOD                    $    19.68        $   17.82
                                                ------------     ------------
TOTAL RETURN (c)(d) ...........................        11.34%            6.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ......   $    3,810        $   1,074
Ratio of expenses to average net assets (e)(f)          2.46%            2.18%
Ratio of net investment income to average net
 assets (e)(f) ................................         2.21%            4.06%
Portfolio turnover rate .......................           28%(d)           53%

(a) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.

                        COLUMBIA REAL ESTATE EQUITY FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                (UNAUDITED)
                                                SIX MONTHS          PERIOD
                                                   ENDED             ENDED
                                                 JUNE 30,        DECEMBER 31,
CLASS D SHARES                                     2003             2002(a)
                                                ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD              $    17.82         $  17.01
                                                ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (b) ...................         0.22             0.21
  Net realized and unrealized gain on
   investments ................................         1.80             0.82
                                                ------------     ------------
   Total from investment operations ...........         2.02             1.03
                                                ------------     ------------
LESS DISTRIBUTIONS:
  From net investment income ..................        (0.16)           (0.22)
                                                ------------     ------------
NET ASSET VALUE, END OF PERIOD                    $    19.68         $  17.82
                                                ------------     ------------
TOTAL RETURN (c)(d) ...........................        11.35%            6.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ......   $    2,633         $    365
Ratio of expenses to average net assets (e)(f)          2.41%            2.18%
Ratio of net investment income to average net
 assets (e)(f) ................................         2.41%            4.06%
Portfolio turnover rate .......................           28%(d)           53%

(a) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                        COLUMBIA REAL ESTATE EQUITY FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            (UNAUDITED)
                                             SIX MONTHS
                                               ENDED
                                              JUNE 30,                        YEAR ENDED DECEMBER 31,
CLASS Z SHARES                                  2003         2002(a)        2001       2000         1999         1998
                                            -----------     ---------    ---------   ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD        $     17.81     $   18.04    $   17.89   $   14.57    $   15.76    $   18.80
                                            -----------     ---------    ---------   ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income....................        0.32(b)       0.82(b)      0.79        0.81         0.82         0.75
  Net realized and unrealized gain (loss)
   on investments..........................        1.82         (0.25)        0.15        3.32        (1.19)       (3.04)
                                            -----------     ---------    ---------   ---------    ---------    ---------
   Total from investment operations........        2.14          0.57         0.94        4.13        (0.37)       (2.29)
                                            -----------     ---------    ---------   ---------    ---------    ---------
LESS DISTRIBUTIONS:
  From net investment income...............       (0.28)        (0.71)       (0.72)      (0.75)       (0.71)       (0.66)
  From net realized gains..................          --         (0.09)       (0.07)      (0.06)       (0.11)       (0.09)
                                            -----------     ---------    ---------   ---------    ---------    ---------
   Total distributions.....................       (0.28)        (0.80)       (0.79)      (0.81)       (0.82)       (0.75)
                                            -----------     ---------    ---------   ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD              $     19.67     $   17.81    $   18.04   $   17.89    $   14.57       $15.76
                                            -----------     ---------    ---------   ---------    ---------    ---------
TOTAL RETURN (c)...........................       12.09%(d)      3.12%        5.41%      28.84%       (2.45)%     (12.33)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)... $   818,610     $ 774,646    $ 621,590   $ 436,764    $ 241,716    $ 164,172
Ratio of expenses to average net assets (e)        1.06%(f)      0.94%        0.95%       0.96%        0.99%        1.01%
Ratio of net investment income to average
 net assets (e)............................        3.50%(f)      5.30%        4.65%       5.16%        5.66%        4.60%
Portfolio turnover rate....................          28%(d)        53%          41%         25%          29%           6%


(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                            COLUMBIA TECHNOLOGY FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 (UNAUDITED)
                                                 SIX MONTHS        PERIOD
                                                    ENDED          ENDED
                                                  JUNE 30,       DECEMBER 31,
CLASS A SHARES                                      2003             2002(a)
                                                 -----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  3.79          $  3.82
                                                 -----------     ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss (b) ....................         (0.03)           (0.01)
  Net realized and unrealized gain (loss)
   on investments ............................          1.23            (0.02)
                                                 -----------     ------------
   Total from investment operations ..........          1.20            (0.03)
                                                 -----------     ------------
NET ASSET VALUE, END OF PERIOD                       $  4.99          $  3.79
                                                 -----------     ------------
TOTAL RETURN (c)(d)(e) .......................         31.66%           (0.79)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .....       $   256          $     1
Ratio of expenses to average net assets (f)(g)          1.90%            1.76%
Ratio of net investment loss to average
 net assets (f)(g) ...........................         (1.46)%          (1.35)%
Waiver/reimbursement (g) .....................          2.75%            1.24%
Portfolio turnover rate ......................           431%(e)          512%

(a) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.

                            COLUMBIA TECHNOLOGY FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 (UNAUDITED)
                                                 SIX MONTHS         PERIOD
                                                    ENDED            ENDED
                                                  JUNE 30,       DECEMBER 31,
CLASS B SHARES                                      2003           2002(a)
                                                 -----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   3.78         $   3.82
                                                 -----------     ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss (b) ......................       (0.06)           (0.01)
  Net realized and unrealized gain (loss)
   on investments...............................        1.23            (0.03)
                                                 -----------     ------------
   Total from investment operations                     1.17            (0.04)
                                                 -----------     ------------
NET ASSET VALUE, END OF PERIOD .................    $   4.95         $   3.78
                                                 -----------     ------------
TOTAL RETURN (c)(d)(e) .........................       30.95%           (1.05)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .......    $    996         $      7
Ratio of expenses to average net assets (f)(g) .        2.65%            2.51%
Ratio of net investment loss to average net
 assets (f)(g) .................................       (2.39)%          (2.10)%
Waiver/reimbursement (g) .......................        3.70%            1.24%
Portfolio turnover rate ........................         431%(e)          512%

(a) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                            COLUMBIA TECHNOLOGY FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 (UNAUDITED)
                                                 SIX MONTHS          PERIOD
                                                    ENDED            ENDED
                                                  JUNE 30,       DECEMBER 31,
CLASS D SHARES                                      2003            2002(a)
                                                 -----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   3.78        $    3.82
                                                 -----------     ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss (b) ......................       (0.05)           (0.01)
  Net realized and unrealized gain (loss)
   on investments ..............................        1.25            (0.03)
                                                 -----------     ------------
   Total from investment operations ............        1.20            (0.04)
                                                 -----------     ------------
NET ASSET VALUE, END OF PERIOD                      $   4.98        $    3.78
                                                 -----------     ------------
TOTAL RETURN (c)(d)(e) .........................       31.75%           (1.05)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .......    $     10        $       1
Ratio of expenses to average net assets (f)(g) .        2.65%            2.51%
Ratio of net investment loss to average
 net assets (f)(g) .............................       (2.17)%          (2.10)%
Waiver/reimbursement (g) .......................        3.32%            1.24%
Portfolio turnover rate ........................         431%(e)          512%

(a) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.

                            COLUMBIA TECHNOLOGY FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                            (UNAUDITED)
                                             SIX MONTHS              YEAR                PERIOD
                                               ENDED                ENDED                ENDED
                                              JUNE 30,            DECEMBER 31,        DECEMBER 31,
CLASS Z SHARES                                  2003          2002(a)        2001        2000(b)
                                            -----------      ---------     --------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD           $   3.79      $    6.13     $   8.63      $   10.00
                                            -----------      ---------     --------   ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss).............       (0.03)(c)      (0.06)(c)    (0.08)          0.01
  Net realized and unrealized gain (loss)
   on investments .........................        1.25          (2.28)       (2.42)         (1.37)
                                            -----------      ---------     --------   ------------
   Total from investment operations........        1.22          (2.34)       (2.50)         (1.36)
                                            -----------      ---------     --------   ------------
LESS DISTRIBUTIONS:
  From net investment income...............          --             --           --          (0.01)
                                            -----------      ---------     --------   ------------
NET ASSET VALUE, END OF PERIOD                 $   5.01      $    3.79     $   6.13      $    8.63
                                            -----------      ---------     --------   ------------
TOTAL RETURN (d)(e)........................       32.19%(f)     (38.17)%     (28.97)%       (13.78)%(f)
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)...    $ 13,443      $   8,055     $ 10,385      $   4,327
Ratio of expenses to average net assets (g)        1.65%(h)       1.65%        1.69%          1.48%(h)
Ratio of net investment income (loss) to
 average net assets (g)....................       (1.29)%(h)     (1.24)%      (1.26)%         0.99%(h)
Waiver/reimbursement ......................        2.16%(h)       1.33%        1.13%          7.49%(h)
Portfolio turnover rate....................         431%(f)        512%         413%            63%(f)


(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.
(b) The Fund commenced investment operations on October 27, 2000. Per share data, total return and portfolio turnover rate reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Total return at net asset value assuming all distributions reinvested.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                          COLUMBIA STRATEGIC VALUE FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               (UNAUDITED)
                                               SIX MONTHS          PERIOD
                                                  ENDED            ENDED
                                                JUNE 30,        DECEMBER 31,
CLASS A SHARES                                    2003            2002(a)
                                               -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  13.13          $  12.72
                                               -----------      ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (b)...................        0.05              0.01
  Net realized and unrealized gain on
   investments and foreign currency...........        1.74              0.40
                                               -----------      ------------
   Total from investment operations...........        1.79              0.41
                                               -----------      ------------
NET ASSET VALUE, END OF PERIOD                    $  14.92          $  13.13
                                               -----------      ------------
TOTAL RETURN (c)(d)...........................       13.63%             3.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)......    $ 56,754          $ 53,526
Ratio of expenses to average net assets (e)(f)        1.22%             1.21%
Ratio of net investment income to average net
 assets (e)(f)................................        0.81%             0.64%
Portfolio turnover rate ......................          48%(d)           188%

(a) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.

                          COLUMBIA STRATEGIC VALUE FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                               (UNAUDITED)
                                               SIX MONTHS         PERIOD
                                                  ENDED            ENDED
                                                JUNE 30,        DECEMBER 31,
CLASS B SHARES                                    2003            2002(a)
                                               -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  13.10         $   12.72
                                               -----------      ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss (b).....................       (0.01)            (0.01)
  Net realized and unrealized gain on
   investments and foreign currency...........        1.73              0.39
                                               -----------      ------------
   Total from investment operations...........        1.72              0.38
                                               -----------      ------------
NET ASSET VALUE, END OF PERIOD                    $  14.82         $   13.10
                                               -----------      ------------
TOTAL RETURN (c)(d)...........................       13.13%             2.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)......    $  2,876         $   2,350
Ratio of expenses to average net assets (e)(f)        2.15%             2.36%
Ratio of net investment loss to average
 net assets (e)(f)............................       (0.12)%          (0.51)%
Portfolio turnover rate ......................          48%(d)           188%


(a) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                          COLUMBIA STRATEGIC VALUE FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               (UNAUDITED)
                                               SIX MONTHS          PERIOD
                                                 ENDED             ENDED
                                                JUNE 30,        DECEMBER 31,
CLASS D SHARES                                    2003             2002(a)
                                               -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 13.11          $  12.72
                                               -----------      ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss (b).....................       (0.01)            (0.01)
  Net realized and unrealized gain on
   investments and foreign currency...........        1.71              0.40
                                               -----------      ------------
   Total from investment operations...........        1.70              0.39
                                               -----------      ------------
NET ASSET VALUE, END OF PERIOD                     $ 14.81          $  13.11
                                               -----------      ------------
TOTAL RETURN (c)(d)...........................       12.97%             3.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)......     $   696          $    355
Ratio of expenses to average net assets(e)(f)         2.24%             2.28%
Ratio of net investment loss to average net
 assets (e)(f)................................       (0.21)%           (0.43)%
Portfolio turnover rate.......................          48%(d)           188%

(a) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                          COLUMBIA STRATEGIC VALUE FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                               (UNAUDITED)
                                               SIX MONTHS                YEAR               PERIOD
                                                  ENDED                  ENDED               ENDED
                                                JUNE 30,              DECEMBER 31,        DECEMBER 31,
CLASS Z SHARES                                    2003           2002(a)       2001          2000(b)
                                               -----------      ---------    ---------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD             $   13.14      $   14.52    $   11.23        $  10.00
                                               -----------      ---------    ---------    ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.......................        0.07(c)        0.10(c)      0.05            0.02
  Net realized and unrealized gain (loss)
   on investments and foreign currency........        1.73          (1.35)        3.29            1.23
                                               -----------      ---------    ---------    ------------
   Total from investment operations...........        1.80          (1.25)        3.34            1.25
                                               -----------      ---------    ---------    ------------
LESS DISTRIBUTIONS:
  From net investment income..................          --          (0.11)       (0.05)          (0.02)
  From net realized gains.....................          --          (0.02)          --              --
                                               -----------      ---------    ---------    ------------
   Total distributions........................          --          (0.13)       (0.05)          (0.02)
                                               -----------      ---------    ---------    ------------
NET ASSET VALUE, END OF PERIOD                   $   14.94      $   13.14    $   14.52        $  11.23
                                               -----------      ---------    ---------    ------------
TOTAL RETURN (d)..............................       13.70%(e)      (8.56)%      29.76%          12.25%(e)(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)......   $ 204,875      $ 209,610    $ 139,504        $  9,526
Ratio of expenses to average net assets (g)...        1.00%(h)       1.23%        1.13%           1.34%(h)
Ratio of net investment income to
 average net assets (g).......................        1.02%(h)       0.62%        0.71%           1.92%(h)
Waiver/reimbursement..........................          --             --           --            3.97%(h)
Portfolio turnover rate.......................          48%(e)        188%         278%             64%(e)


(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.
(b) The Fund commenced investment operations on October 27, 2000. Per share data, total return and portfolio turnover rate reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming all distributions reinvested.
(e) Not annualized.
(f) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                             COLUMBIA BALANCED FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               (UNAUDITED)
                                               SIX MONTHS         PERIOD
                                                  ENDED            ENDED
                                                JUNE 30,        DECEMBER 31,
CLASS A SHARES                                    2003             2002(a)
                                               -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 17.52          $  17.58
                                               -----------      ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (b)...................        0.14              0.03
  Net realized and unrealized gain (loss) on
   investments................................        1.20                --(c)
                                               -----------      ------------
   Total from investment operations...........        1.34              0.03
                                               -----------      ------------
LESS DISTRIBUTIONS:
  From net investment income..................       (0.14)            (0.09)
                                               -----------      ------------
NET ASSET VALUE, END OF PERIOD................     $ 18.72          $  17.52
                                               -----------      ------------
TOTAL RETURN (d)(e)...........................        7.71%             0.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)......     $   420          $    146
Ratio of expenses to average net assets (f)(g)        1.38%             1.17%
Ratio of net investment income to average net
 assets (f)(g)................................        1.53%             2.03%
Portfolio turnover rate.......................          87%(e)            98%

(a) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.

                             COLUMBIA BALANCED FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               (UNAUDITED)
                                               SIX MONTHS         PERIOD
                                                  ENDED            ENDED
                                                JUNE 30,        DECEMBER 31,
CLASS B SHARES                                    2003             2002(a)
                                               -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 17.52          $  17.58
                                               -----------      ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (b)...................        0.07              0.02
  Net realized and unrealized gain (loss) on
   investments................................        1.21             (0.01)
                                               -----------      ------------
   Total from investment operations...........        1.28              0.01
                                               -----------      ------------
LESS DISTRIBUTIONS:
From net investment income....................       (0.08)            (0.07)
                                               -----------      ------------
NET ASSET VALUE, END OF PERIOD                     $ 18.72          $  17.52
                                               -----------      ------------
TOTAL RETURN (c)(d)...........................        7.31%             0.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)......     $ 2,608          $    608
Ratio of expenses to average net assets (e)(f)        2.13%             1.92%
Ratio of net investment income to average net
  assets (e)(f)...............................        0.78%             1.28%
Portfolio turnover rate.......................          87%(d)            98%

(a) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                             COLUMBIA BALANCED FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               (UNAUDITED)
                                                SIX MONTHS         PERIOD
                                                 ENDED            ENDED
                                                JUNE 30,        DECEMBER 31,
CLASS D SHARES                                    2003            2002(a)
                                               -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  17.51          $  17.58
                                               -----------      ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (b)...................        0.10              0.02
  Net realized and unrealized gain (loss) on
   investments................................        1.20             (0.02)
                                               -----------      ------------
   Total from investment operations...........        1.30                --
                                               -----------      ------------
LESS DISTRIBUTIONS:
  From net investment income..................       (0.09)            (0.07)
                                               -----------      ------------
NET ASSET VALUE, END OF PERIOD                    $  18.72          $  17.51
                                               -----------      ------------
TOTAL RETURN (c)(d)...........................        7.43%             0.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)......    $    674          $    446
Ratio of expenses to average net assets (e)(f)        1.85%             1.92%
Ratio of net investment income to average net
 assets (e)(f)................................        1.06%             1.28%
Portfolio turnover rate.......................          87%(d)            98%

(a) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                             COLUMBIA BALANCED FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                               (UNAUDITED)
                                                SIX MONTHS
                                                  ENDED
                                                 JUNE 30,                              YEAR ENDED DECEMBER 31,
CLASS Z SHARES                                     2003          2002(a)       2001            2000         1999         1998
                                               -----------      ---------    ---------     -----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD             $   17.51      $   20.67    $   22.96     $     24.72   $    23.17    $   21.42
                                               -----------      ---------    ---------     -----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.......................        0.20(b)        0.47(b)      0.57(c)         0.67         0.69         0.72
  Net realized and unrealized gain (loss)
   on investments ............................        1.20          (3.13)       (2.27)(c)       (0.41)        2.21         3.52
                                               -----------      ---------    ---------     -----------   ----------   ----------
   Total from investment operations...........        1.40          (2.66)       (1.70)           0.26         2.90         4.24
                                               -----------      ---------    ---------     -----------   ----------   ----------
LESS DISTRIBUTIONS:
  From net investment income..................       (0.20)         (0.50)       (0.59)          (0.68)       (0.69)       (0.73)
  From net realized gains.....................          --             --           --           (1.34)       (0.66)       (1.76)
                                               -----------      ---------    ---------     -----------   ----------   ----------
   Total distributions........................       (0.20)         (0.50)       (0.59)          (2.02)       (1.35)       (2.49)
                                               -----------      ---------    ---------     -----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                   $   18.71      $   17.51    $   20.67     $     22.96   $    24.72    $   23.17
                                               -----------      ---------    ---------     -----------   ----------   ----------
TOTAL RETURN (d)..............................        8.04%(e)     (12.97)%     (7.40)%           0.82%       12.70%       20.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)......   $ 643,575      $ 668,290    $ 983,749     $ 1,126,854   $1,040,940    $ 975,381
Ratio of expenses to average net assets (f)...        0.71%(g)       0.70%        0.67%           0.65%        0.66%        0.67%
Ratio of net investment income to average
 net assets (f)...............................        2.20%(g)       2.50%        2.70%(c)        2.73%        2.85%        3.22%
Portfolio turnover rate.......................          87%(e)         98%         111%            105%         133%         128%


(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 2.73% to 2.70%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d) Total return at net asset value assuming all distributions reinvested.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                          COLUMBIA SHORT TERM BOND FUND

              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   (UNAUDITED)
                                                    SIX MONTHS
                                                      ENDED       PERIOD ENDED
                                                     JUNE 30,     DECEMBER 31,
CLASS A SHARES                                         2003         2002(a)
                                                   -------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD               $       8.67      $    8.63
                                                   -------------  ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (b) ......................         0.10           0.04
  Net realized and unrealized gain on investments.         0.09           0.04
                                                   -------------  ------------
   Total from investment operations ..............         0.19           0.08
                                                   -------------  ------------
LESS DISTRIBUTIONS:
  From net investment income .....................        (0.10)         (0.04)
                                                   -------------  ------------
NET ASSET VALUE, END OF PERIOD                       $     8.76      $    8.67
                                                   -------------  ------------
TOTAL RETURN (c)(d) ..............................         2.20%          0.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........   $   37,617      $   5,543
Ratio of expenses to average net assets (e)(f)....         0.96%          1.00%
Ratio of net investment income to average net
assets (e)(f) ....................................         2.21%          3.53%
Portfolio turnover rate ..........................           98%(d)        182%

(a) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                          COLUMBIA SHORT TERM BOND FUND

              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   (UNAUDITED)
                                                    SIX MONTHS
                                                      ENDED       PERIOD ENDED
                                                     JUNE 30,     DECEMBER 31,
CLASS B SHARES                                         2003         2002(a)
                                                   -------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     8.67      $    8.63
                                                   -------------  ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (b) .....................          0.06           0.03
  Net realized and unrealized gain on investments          0.10           0.04
                                                   -------------  ------------
   Total from investment operations ..............         0.16           0.07
                                                   -------------  ------------
LESS DISTRIBUTIONS:
  From net investment income .....................        (0.07)         (0.03)
                                                   -------------  ------------
NET ASSET VALUE, END OF PERIOD                       $     8.76      $    8.67
                                                   -------------  ------------
TOTAL RETURN (c)(d) ..............................         1.85%          0.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........   $   26,524      $   6,261
Ratio of expenses to average net assets (e)(f)             1.75%          1.75%
Ratio of net investment income to average net
assets (e)(f) ....................................         1.42%          2.78%
Portfolio turnover rate ..........................           98%(d)        182%

(a) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                          COLUMBIA SHORT TERM BOND FUND

              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   (UNAUDITED)
                                                    SIX MONTHS
                                                      ENDED       PERIOD ENDED
                                                     JUNE 30,     DECEMBER 31,
CLASS D SHARES                                         2003          2002(a)
                                                   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     8.67      $    8.63
                                                   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (b) .....................          0.09           0.04
  Net realized and unrealized gain on investments          0.09           0.04
                                                   ------------   ------------
    Total from investment operations ............          0.18           0.08
                                                   ------------   ------------
LESS DISTRIBUTIONS:
  From net investment income ....................         (0.09)         (0.04)
                                                   ------------   ------------
NET ASSET VALUE, END OF PERIOD                       $     8.76      $    8.67
                                                   ------------   ------------
TOTAL RETURN (c)(d)(e) ..........................          2.13%          0.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........    $   17,379      $   5,223
Ratio of expenses to average net assets (f)(g) ..          1.15%          1.15%
Ratio of net investment income to average net
assets (f)(g) ...................................          2.02%          3.38%
Waiver/reimbursement (g) ........................          0.60%          0.64%
Portfolio turnover rate .........................            98%(e)        182%

(a) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                          COLUMBIA SHORT TERM BOND FUND

              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   (UNAUDITED)
                                                    SIX MONTHS
                                                      ENDED       PERIOD ENDED
                                                     JUNE 30,     DECEMBER 31,
CLASS G SHARES                                         2003         2002(a)
                                                   ------------   ------------

 NET ASSET VALUE, BEGINNING OF PERIOD                 $    8.67      $    8.63
                                                   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (b) .....................          0.07           0.03
  Net realized and unrealized gain on investments          0.10           0.04
                                                   ------------   ------------
    Total from investment operations ............          0.17           0.07
                                                   ------------   ------------
LESS DISTRIBUTIONS:
  From net investment income ....................         (0.08)         (0.03)
                                                   ------------   ------------
NET ASSET VALUE, END OF PERIOD                        $    8.76      $    8.67
                                                   ------------   ------------
TOTAL RETURN (c)(d) .............................          1.94%          0.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........     $   1,751      $   1,874
Ratio of expenses to average net assets (e)(f)             1.53%          1.55%
Ratio of net investment income to average net
assets (e)(f) ...................................          1.64%          2.98%
Portfolio turnover rate .........................            98%(d)        182%

(a) Class G shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                          COLUMBIA SHORT TERM BOND FUND

              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   (UNAUDITED)
                                                    SIX MONTHS
                                                      ENDED       PERIOD ENDED
                                                     JUNE 30,     DECEMBER 31,
CLASS T SHARES                                        2003          2002(a)
                                                   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $    8.67      $    8.63
                                                   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (b) .....................          0.10           0.04
  Net realized and unrealized gain on investments          0.10           0.04
                                                   ------------   ------------
    Total from investment operations ............          0.20           0.08
                                                   ------------   ------------
LESS DISTRIBUTIONS:
  From net investment income ....................         (0.11)         (0.04)
                                                   ------------   ------------
NET ASSET VALUE, END OF PERIOD                        $    8.76      $    8.67
                                                   ------------   ------------
TOTAL RETURN (c)(d) .............................          2.30%          0.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........     $  29,250      $  30,859
Ratio of expenses to average net assets
(e)(f) ..........................................          0.83%          0.90%
Ratio of net investment income to average net
assets (e)(f) ...................................          2.34%          3.63%
Portfolio turnover rate .........................            98%(d)        204%

(a) Class T shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                          COLUMBIA SHORT TERM BOND FUND

              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                 (UNAUDITED)
                                 SIX MONTHS
                                    ENDED
                                  JUNE 30,                    YEAR ENDED DECEMBER 31,
CLASS Z SHARES                     2003            2002(a)         2001           2000            1999         1998
                                 -----------     -----------    -----------     -----------     ----------  ----------
NET ASSET VALUE,
 BEGINNING OF PERIOD             $      8.67     $      8.55    $      8.36     $      8.20     $     8.39  $     8.29
                                 -----------     -----------    -----------     -----------     ----------  ----------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income .......         0.11(b)         0.32(b)        0.46(c)         0.42           0.33        0.38
  Net realized and unrealized
   gain (loss) on investments .         0.10            0.14           0.21(c)         0.16          (0.18)       0.14
                                 -----------     -----------    -----------     -----------     ----------  ----------
    Total from investment
     operations ...............         0.21            0.46           0.67            0.58           0.15        0.52
                                 -----------     -----------    -----------     -----------     ----------  ----------
LESS DISTRIBUTIONS:
  From net investment income ..        (0.12)          (0.34)         (0.46)          (0.42)         (0.33)      (0.38)
  From net realized gains .....           --              --(d)       (0.02)             --          (0.01)      (0.04)
                                 -----------     -----------    -----------     -----------     ----------  ----------
    Total distributions .......        (0.12)          (0.34)         (0.48)          (0.42)         (0.34)      (0.42)
                                 -----------     -----------    -----------     -----------     ----------  ----------
NET ASSET VALUE, END OF
 PERIOD                          $      8.76     $      8.67    $      8.55     $      8.36     $     8.20  $     8.39
                                 -----------     -----------    -----------     -----------     ----------  ----------
TOTAL RETURN (e) .............          2.40%(f)        5.56%          8.07%(g)        7.26%(g)       1.80%       6.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands) ..............   $   444,399     $   317,588    $    62,930     $    35,856$        38,072  $   40,578
Ratio of expenses to average
 net assets (h) ..............          0.62%(i)        0.67%          0.75%           0.88%          0.91%       0.89%
Ratio of net investment income
 to average net assets (h) ...          2.55%(i)        3.86%          5.29%(c)        5.09%          4.09%       4.55%
Waiver/reimbursement .........            --%             --%          0.16%           0.02%            --%         --%
Portfolio turnover rate ......         98%(f)            182%           137%            147%           211%        182%


(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001, was to increase the ratio of net investment income to average net assets from 5.26% to 5.29%. The impact to net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d) Rounds to less than $0.01 per share.
(e) Total return at net asset value assuming all distributions reinvested.
(f) Not annualized.
(g) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                     COLUMBIA FIXED INCOME SECURITIES FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 (UNAUDITED)
                                                 SIX MONTHS
                                                    ENDED         PERIOD ENDED
                                                   JUNE 30,       DECEMBER 31,
CLASS A SHARES                                       2003            2002(a)
                                                 ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD             $      13.52     $      13.42
                                                 ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (b) ...................          0.21             0.11
  Net realized and unrealized gain on investments        0.26             0.08
                                                 ------------     ------------
    Total from investment operations ..........          0.47             0.19
                                                 ------------     ------------
LESS DISTRIBUTIONS:
  From net investment income ..................         (0.23)           (0.09)
                                                 ------------     ------------
NET ASSET VALUE, END OF PERIOD                   $      13.76     $      13.52
                                                 ------------     ------------
TOTAL RETURN (c)(d) ...........................          3.51%            1.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ......  $       6,189    $        945
Ratio of expenses to average net assets (e)(f)           1.36%            0.92%
Ratio of net investment income to average net
assets (e)(f) .................................          3.10%            4.78%
Portfolio turnover rate .......................           122%(d)          103%

(a) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.


                     COLUMBIA FIXED INCOME SECURITIES FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   (UNAUDITED)
                                                    SIX MONTHS
                                                     ENDED        PERIOD ENDED
                                                    JUNE 30,      DECEMBER 31,
CLASS B SHARES                                        2003          2002(a)
                                                   -----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD               $     13.52    $      13.42
                                                   -----------    ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (b) ......................        0.16            0.09
  Net realized and unrealized gain on investments         0.26            0.08
                                                   -----------    ------------
    Total from investment operations .............        0.42            0.17
                                                   -----------    ------------
LESS DISTRIBUTIONS:
  From net investment income .....................       (0.18)          (0.07)
                                                   -----------    ------------
NET ASSET VALUE, END OF PERIOD                     $     13.76    $      13.52
                                                   -----------    ------------
TOTAL RETURN (c)(d) ..............................        3.13%           1.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ......... $     4,339    $      1,466
Ratio of expenses to average net assets (e)(f) ...        2.03%           1.71%
Ratio of net investment income to average
net assets(e)(f) .................................        2.41%           3.99%
Portfolio turnover rate ..........................         122%(d)         103%

(a) Class A shares were initially offered on November 1, 2002. Per sha re data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                      COLUMBIA FIXED INCOME SECURITIES FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  (UNAUDITED)
                                                  SIX MONTHS
                                                     ENDED        PERIOD ENDED
                                                   JUNE 30,        DECEMBER 31,
CLASS D SHARES                                       2003            2002(a)
                                                  ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD              $      13.52    $      13.42
                                                  ------------    ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (b) .....................         0.18            0.09
  Net realized and unrealized gain on investments         0.26            0.08
                                                  ------------    ------------
    Total from investment operations ............         0.44            0.17
                                                  ------------    ------------
LESS DISTRIBUTIONS:
  From net investment income ....................        (0.20)          (0.07)
                                                  ------------    ------------
NET ASSET VALUE, END OF PERIOD                    $      13.76    $      13.52
                                                  ------------    ------------
TOTAL RETURN (c)(d)(e) ..........................         3.25%          1.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........ $      2,855    $        427
Ratio of expenses to average net assets (f)(g) ..         1.72%           1.58%
Ratio of net investment income to average
net assets (f)(g)                                         2.62%           4.12%
Waiver/reimbursement (g) ........................         0.15%           0.15%
Portfolio turnover rate .........................          122%(e)         103%


(a) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                      COLUMBIA FIXED INCOME SECURITIES FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                   (UNAUDITED)
                                SIX MONTHS ENDED
                                     JUNE 30,                                  YEAR ENDED DECEMBER 31,
CLASS Z SHARES                      2003            2002(a)      2001             2000            1999         1998
                                 -----------     ----------    ----------     -----------     ----------  -----------
NET ASSET VALUE,
 BEGINNING OF PERIOD             $     13.52     $    13.22    $    12.97     $     12.44     $    13.42     $  13.41
                                 -----------     ----------    ----------     -----------     ----------  -----------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income ........        0.26(b)        0.67(b)       0.77(c)         0.82           0.78         0.83
  Net realized and unrealized
   gain (loss) on investments ..        0.25           0.31          0.26(c)         0.53          (0.98)        0.14
                                 -----------     ----------    ----------     -----------     ----------  -----------
    Total from investment
     operations ................        0.51           0.98          1.03            1.35          (0.20)        0.97
                                 -----------     ----------    ----------     -----------     ----------  -----------
LESS DISTRIBUTIONS:
  From net investment
    income .....................       (0.27)         (0.68)        (0.78)          (0.82)         (0.78)       (0.83)
  From net realized gains ......          --             --            --              --             --(d)     (0.13)
                                 -----------     ----------    ----------     -----------     ----------  -----------
    Total distributions ........       (0.27)         (0.68)        (0.78)          (0.82)         (0.78)       (0.96)
                                 -----------     ----------    ----------     -----------     ----------  -----------
NET ASSET VALUE, END OF
 PERIOD                          $     13.76     $    13.52    $    13.22     $     12.97     $    12.44     $  13.42
                                 -----------     ----------    ----------     -----------     ----------  -----------
TOTAL RETURN (e) .............          3.83%(f)       7.65%         8.13%          11.27%         (1.50)%       7.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands) ..............   $   558,498     $  547,524    $  465,743     $   378,799     $  397,147     $422,330
Ratio of expenses to average
 net assets (g) ..............          0.69%(h)       0.67%         0.66%           0.66%          0.64%        0.65%
Ratio of net investment income
 to average net assets (g) ...          3.84%(h)       5.03%         5.83%(c)        6.53%          6.03%        6.15%
Portfolio turnover rate ......           122%(f)        103%          110%            105%           155%         107%


(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.92% to 5.83%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d) Rounds to less than $0.01 per share.
(e) Total return at net asset value assuming all distributions reinvested.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                     COLUMBIA NATIONAL MUNICIPAL BOND FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  (UNAUDITED)
                                                   SIX MONTHS
                                                     ENDED      PERIOD ENDED
                                                    JUNE 30,    DECEMBER 31,
CLASS A SHARES                                        2003        2002(a)
                                                  ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD              $    10.28    $    10.22
                                                  ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (b) ...................         0.18          0.06
  Net realized and unrealized gain
   on investments .............................         0.20          0.10
                                                  ----------    ----------
   Total from investment operations ...........         0.38          0.16
                                                  ----------    ----------
LESS DISTRIBUTIONS:
  From net investment income ..................        (0.17)        (0.06)
  From net realized gains .....................           --         (0.04)
                                                  ----------    ----------
   Total distributions ........................        (0.17)        (0.10)
                                                  ----------    ----------
NET ASSET VALUE, END OF PERIOD                    $    10.49    $    10.28
                                                  ----------    ----------
TOTAL RETURN (c)(d)(e) ........................         3.73%         1.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............   $      380    $       67
Ratio of expenses to average net assets (f)(g)          0.90%         0.90%
Ratio of net investment income to
average net assets (f)(g) .....................         3.44%         3.85%
Waiver/reimbursement (g) ......................         1.84%         0.56%
Portfolio turnover rate .......................            8%(e)        43%

(a) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                     COLUMBIA NATIONAL MUNICIPAL BOND FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  (UNAUDITED)
                                                  SIX MONTHS
                                                     ENDED      PERIOD ENDED
                                                   JUNE 30,     DECEMBER 31,
CLASS B SHARES                                       2003        2002(a)
                                                  ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD              $    10.28    $    10.22
                                                  ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (b) .....................        0.14          0.05
 Net realized and unrealized gain
  on investments ...............................        0.20          0.10
                                                  ----------    ----------
  Total from investment operations .............        0.34          0.15
                                                  ----------    ----------
LESS DISTRIBUTIONS:
 From net investment income ....................       (0.13)        (0.05)
 From net realized gains .......................          --         (0.04)
                                                  ----------    ----------
  Total distributions ..........................       (0.13)        (0.09)
                                                  ----------    ----------
NET ASSET VALUE, END OF PERIOD                    $    10.49    $    10.28
                                                  ----------    ----------
TOTAL RETURN (c)(d)(e) ........................         3.35%         1.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............   $      592    $       72
Ratio of expenses to average
 net assets (f)(g) ............................         1.65%         1.65%
Ratio of net investment income to
 average net assets (f)(g) ....................         2.72%         3.10%
Waiver/reimbursement (g) ......................         1.98%         0.56%
Portfolio turnover rate .......................            8%(e)        43%

(a) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                     COLUMBIA NATIONAL MUNICIPAL BOND FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  (UNAUDITED)
                                                   SIX MONTHS
                                                     ENDED        PERIOD ENDED
                                                   JUNE 30,       DECEMBER 31,
CLASS D SHARES                                       2003            2002(a)
                                                  ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD              $      10.28    $      10.22
                                                  ------------    ------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (b) .....................          0.15            0.05
 Net realized and unrealized gain
  on investments ...............................          0.21            0.10
                                                  ------------    ------------
  Total from investment operations ..............         0.36            0.15
                                                  ------------    ------------
LESS DISTRIBUTIONS:
 From net investment income ....................         (0.15)          (0.05)
 From net realized gains .......................            --           (0.04)
                                                  ------------    ------------
  Total distributions ..........................         (0.15)          (0.09)
                                                  ------------    ------------
NET ASSET VALUE, END OF PERIOD                    $      10.49    $      10.28
                                                  ------------    ------------
TOTAL RETURN (c)(d)(e) ........................           3.53%           1.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............   $        403    $         50
Ratio of expenses to average net
 assets (f)(g) ................................           1.35%           1.30%
Ratio of net investment income to
 average net assets (f)(g) ....................           2.93%           3.45%
Waiver/reimbursement (g) ......................           2.15%           0.91%
Portfolio turnover rate .......................              8%(e)          43%

(a) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                     COLUMBIA NATIONAL MUNICIPAL BOND FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  (UNAUDITED)
                                                  SIX MONTHS
                                                     ENDED
                                                    JUNE 30,                                       PERIOD ENDED
                                                                  YEAR ENDED DECEMBER 31,          DECEMBER 31,
CLASS Z SHARES                                       2003        2002(a)          2001            2000        1999(b)
                                                 ----------    ----------     -----------     ----------  -----------
NET ASSET VALUE, BEGINNING
OF PERIOD                                        $    10.28    $     9.77     $      9.82     $     9.28  $     10.00
                                                 ----------    ----------     -----------     ----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................        0.20(c)       0.41(c)         0.44(d)        0.44         0.34
 Net realized and unrealized gain (loss) on
  investments .................................        0.20          0.55           (0.03)(d)       0.54        (0.72)
                                                 ----------    ----------     -----------     ----------  -----------
  Total from investment operations ............        0.40          0.96            0.41           0.98        (0.38)
                                                 ----------    ----------     -----------     ----------  -----------
LESS DISTRIBUTIONS:
 From net investment income ...................       (0.19)        (0.41)          (0.44)         (0.44)       (0.34)
 From net realized gains ......................          --         (0.04)          (0.02)            --           --
                                                 ----------    ----------     -----------     ----------  -----------
  Total distributions .........................       (0.19)        (0.45)          (0.46)         (0.44)       (0.34)
                                                 ----------    ----------     -----------     ----------  -----------
NET ASSET VALUE, END OF PERIOD                   $    10.49    $    10.28     $      9.77     $     9.82  $      9.28
                                                 ----------    ----------     -----------     ----------  -----------
TOTAL RETURN (e)(f) ...........................        3.98%(g)     10.04%           4.16%         10.87%       (3.93)%(g)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............  $   15,793    $   16,470     $    13,769     $   10,898  $    10,135
Ratioof expenses to average net assets (h) ....        0.65%(i)      0.65%           0.65%          0.65%        0.65%(i)
Ratioof net investment income to
average net assets (h)                                 3.85%(i)      4.10%           4.44%(d)       4.68%        4.21%(i)
Waiver/reimbursement ..........................        1.16%(i)      0.50%           0.66%          0.64%        1.07%(i)
Portfolio turnover rate .......................           8%(g)        43%             20%            21%          12%(g)


(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.
(b) The Fund commenced investment operations on February 10, 1999. Per share data, total return and portfolio turnover rate reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001, was to decrease the ratio of net investment income to average net assets from 4.47% to 4.44%. The impact to net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(e) Total return at net asset value assuming all distributions reinvested.
(f) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced. (g) Not annualized. (h)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                      COLUMBIA OREGON MUNICIPAL BOND FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  (UNAUDITED)
                                                  SIX MONTHS
                                                     ENDED      PERIOD ENDED
                                                   JUNE 30,     DECEMBER 31,
CLASS A SHARES                                       2003          2002(a)
                                                  ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD              $    12.50    $    12.52
                                                  ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (b) ....................         0.23          0.08
 Net realized and unrealized gain on
  investments .................................         0.22          0.07
                                                  ----------    ----------
  Total from investment operations ............         0.45          0.15
                                                  ----------    ----------
LESS DISTRIBUTIONS:
 From net investment income ...................        (0.24)        (0.08)
 From net realized gains ......................           --         (0.09)
                                                  ----------    ----------
  Total distributions .........................        (0.24)        (0.17)
                                                  ----------    ----------
NET ASSET VALUE, END OF PERIOD                    $    12.71    $    12.50
                                                  ----------    ----------
TOTAL RETURN (c)(d) ...........................         3.62%         1.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ......   $    1,457    $      477
Ratio of expenses to average
net assets (e)(f) .............................         1.00%         0.92%
Ratio of net investment income to
average net assets (e)(f) .....................         3.68%         4.11%
Portfolio turnover rate .......................            7%(d)        21%


(a) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                      COLUMBIA OREGON MUNICIPAL BOND FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  (UNAUDITED)
                                                   SIX MONTHS
                                                     ENDED      PERIOD ENDED
                                                   JUNE 30,      DECEMBER 31,
CLASS B SHARES                                       2003         2002(a)
                                                  ----------    ----------

NET ASSET VALUE, BEGINNING OF PERIOD              $    12.50    $    12.52
                                                  ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (b) .............                0.19          0.06
 Net realized and unrealized gain on
  investments ..........................                0.21          0.08
                                                  ----------    ----------
  Total from investment operations .....                0.40          0.14
                                                  ----------    ----------
LESS DISTRIBUTIONS:
 From net investment income ............               (0.19)        (0.07)
 From net realized gains ...............                  --         (0.09)
                                                  ----------    ----------
  Total distributions ..................               (0.19)        (0.16)
                                                  ----------    ----------
NET ASSET VALUE, END OF PERIOD                    $    12.71    $    12.50
                                                  ----------    ----------
TOTAL RETURN (c)(d) ....................                3.23%         1.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)          $      898    $      373
Ratio of expenses to average
 net assets (e)(f) .....................                1.76%         1.67%
Ratio of net investment income to
 average net assets (e)(f)..............                2.99%        3.36%
Portfolio turnover rate ................                   7%(d)       21%

(a) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                      COLUMBIA OREGON MUNICIPAL BOND FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  (UNAUDITED)
                                                  SIX MONTHS
                                                     ENDED     PERIOD ENDED
                                                    JUNE 30,   DECEMBER 31,
CLASS D SHARES                                       2003        2002(a)
                                                  ----------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD              $    12.50    $   12.52
                                                  ----------    ---------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (b) ..............               0.21         0.07
 Net realized and unrealized gain
  on investments ........................               0.22         0.07
                                                  ----------    ---------
  Total from investment operations ......               0.43         0.14
                                                  ----------    ---------
LESS DISTRIBUTIONS:
 From net investment income .............              (0.22)       (0.07)
 From net realized gains ................                 --        (0.09)
                                                  ----------    ---------
  Total distributions ...................              (0.22)       (0.16)
                                                  ----------    ---------
NET ASSET VALUE, END OF PERIOD                    $    12.71    $   12.50
                                                  ----------    ---------
TOTAL RETURN (c)(d)(e) ..................               3.44%        1.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)          $      807    $     448
Ratio of expenses to average net
 assets (f)(g) ..........................               1.35%        1.32%
Ratio of net investment income to average
 net assets (f)(g) ......................               3.39%        3.71%
Waiver/reimbursement (g) ................               0.35%        0.35%
Portfolio turnover rate .................                  7%(e)       21%


(a) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                      COLUMBIA OREGON MUNICIPAL BOND FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                 (UNAUDITED)
                                  SIX MONTHS
                                    ENDED
                                   JUNE 30,                                   YEAR ENDED DECEMBER 31,
CLASS Z SHARES                       2003           2002(a)       2001              2000          1999         1998
                                 -----------     -----------    -----------     ----------     ----------  ----------
NET ASSET VALUE,
BEGINNING OF PERIOD              $     12.50     $     12.08    $     12.13     $    11.56     $    12.46  $    12.47
                                 -----------     -----------    -----------     ----------     ----------  ----------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income .......          0.26(b)         0.55(b)        0.57(c)        0.58           0.56        0.58
 Net realized and unrealized
  gain (loss) on
  investments ................          0.21            0.54          (0.02)(c)       0.58          (0.88)       0.10
                                 -----------     -----------    -----------     ----------     ----------  ----------
  Total from investment
   operations ................          0.47            1.09           0.55           1.16          (0.32)       0.68
                                 -----------     -----------    -----------     ----------     ----------  ----------
LESS DISTRIBUTIONS:
 From net investment
  income .....................         (0.26)          (0.55)         (0.57)         (0.58)         (0.56)      (0.58)
 From net realized gains .....            --           (0.12)         (0.03)         (0.01)         (0.02)      (0.11)
                                 -----------     -----------    -----------     ----------     ----------  ----------
  Total distributions ........         (0.26)          (0.67)         (0.60)         (0.59)         (0.58)      (0.69)
                                 -----------     -----------    -----------     ----------     ----------  ----------
NET ASSET VALUE, END OF
PERIOD                           $     12.71     $     12.50    $     12.08     $    12.13     $    11.56  $    12.46
                                 -----------     -----------    -----------     ----------     ----------  ----------
TOTAL RETURN (d) .............          3.83%(e)        9.24%          4.55%         10.28%         (2.65)%      5.58%
RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of period
(in thousands) ...............   $   526,217     $   508,865    $   491,638     $  436,544     $  409,919  $  462,809
Ratio of expenses to average
net assets (f) ...............          0.60%(g)        0.58%          0.57%          0.58%          0.57%       0.58%
Ratio of net investment income
to average net assets (f) ....          4.23%(g)        4.45%          4.64%(c)       4.92%          4.64%       4.60%
Portfolio turnover rate ......             7%(e)          21%            14%            22%            28%         17%


(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001, was less than $0.01 to net investment income and net realized and unrealized loss per share and less than 0.01% to the ratio of net investment income to average net assets. Per share data and ratios for the periods prior to December 31, 2001, have not been restated to reflect this change in presentation.
(d) Total return at net asset value assuming all distributions reinvested.
(e) Not annualized. (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                            COLUMBIA HIGH YIELD FUND

              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  (UNAUDITED)
                                                   SIX MONTHS
                                                     ENDED     PERIOD ENDED
                                                    JUNE 30,   DECEMBER 31,
CLASS A SHARES                                       2003         2002(a)
                                                  ----------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD              $     8.37    $    8.17
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (b) .............                0.25         0.09
 Net realized and unrealized gain on
  investments ..........................                0.34         0.20
                                                  ----------    ---------
  Total from investment operations .....                0.59         0.29
                                                  ----------    ---------
LESS DISTRIBUTIONS:
 From net investment income ............               (0.27)       (0.09)
                                                  ----------    ---------
NET ASSET VALUE, END OF PERIOD                    $     8.69    $    8.37
                                                  ----------    ---------
TOTAL RETURN (c)(d) ....................                7.14%        3.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)          $  159,930    $  33,992
Ratio of expenses to average
 net assets (e)(f) .....................                1.02%        1.15%
Ratio of net investment income to
 average net assets (e)(f) .............                5.88%        6.46%
Portfolio turnover rate ................                  10%(d)       42%


(a) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                            COLUMBIA HIGH YIELD FUND

              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  (UNAUDITED)
                                                   SIX MONTHS
                                                     ENDED      PERIOD ENDED
                                                    JUNE 30,    DECEMBER 31,
CLASS B SHARES                                        2003        2002(a)
                                                  ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD              $     8.37    $     8.17
                                                  ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (b) .............                0.21          0.07
 Net realized and unrealized gain
  on investments .......................                0.34          0.20
                                                  ----------    ----------
  Total from investment operations .....                0.55          0.27
                                                  ----------    ----------
LESS DISTRIBUTIONS:
 From net investment income ............               (0.23)        (0.07)
                                                  ----------    ----------
NET ASSET VALUE, END OF PERIOD                    $     8.69    $     8.37
                                                  ----------    ----------
TOTAL RETURN (c)(d) ....................                6.69%         3.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)          $   83,757    $   16,701
Ratio of expenses to average
 net assets (e)(f) .....................                1.90%         1.90%
Ratio of net investment income to
 average net assets (e)(f) .............                4.98%         5.71%
Portfolio turnover rate ................                  10%(d)        42%


(a) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                            COLUMBIA HIGH YIELD FUND

              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  (UNAUDITED)
                                                  SIX MONTHS
                                                     ENDED      PERIOD ENDED
                                                   JUNE 30,     DECEMBER 31,
CLASS D SHARES                                       2003          2002(a)
                                                  ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD              $     8.37      $     8.17
                                                  ----------    ------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (b) ..............               0.22            0.07
 Net realized and unrealized gain
  on investments ........................               0.34            0.20
                                                  ----------    ------------
  Total from investment operations ......               0.56            0.27
                                                  ----------    ------------
LESS DISTRIBUTIONS:
 From net investment income .............              (0.24)          (0.07)
                                                  ----------    ------------
NET ASSET VALUE, END OF PERIOD                    $     8.69      $     8.37
                                                  ----------    ------------
TOTAL RETURN (c)(d)(e) ..................               6.80%           3.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands) .........................         $   99,403      $   18,035
Ratio of expenses to average net
 assets (f)(g) ..........................               1.69%           1.75%
Ratio of net investment income to average
 net assets (f)(g) ......................               5.16%           5.86%
Waiver/reimbursement (g) ................               0.15%           0.15%
Portfolio turnover rate .................                 10%(d)          42%


(a) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                            COLUMBIA HIGH YIELD FUND

              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                 (UNAUDITED)
                                  SIX MONTHS
                                    ENDED
                                   JUNE 30,                                   YEAR ENDED DECEMBER 31,
CLASS Z SHARES                      2003             2002(a)       2001          2000             1999       1998
                                 -----------     -----------    ----------     ----------     ----------  ----------

NET ASSET VALUE,
BEGINNING OF PERIOD              $      8.37     $      8.87    $     8.98     $     9.32     $     9.84  $    10.04
                                 -----------     -----------    ----------     ----------     ----------  ----------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income .........        0.27(b)         0.57(b)       0.67(c)        0.75           0.74        0.76
 Net realized and unrealized
  gain (loss) on investments ...        0.34           (0.48)        (0.09)(c)      (0.34)         (0.51)      (0.15)
                                 -----------     -----------    ----------     ----------     ----------  ----------
  Total from investment
   operations ..................        0.61            0.09          0.58           0.41           0.23        0.61
                                 -----------     -----------    ----------     ----------     ----------  ----------
LESS DISTRIBUTIONS:
 From net investment income ....       (0.29)          (0.59)        (0.69)         (0.75)         (0.74)      (0.76)
 From net realized gains .......          --              --            --             --          (0.01)      (0.05)
                                 -----------     -----------    ----------     ----------     ----------  ----------
  Total distributions ..........       (0.29)          (0.59)        (0.69)         (0.75)         (0.75)      (0.81)
                                 -----------     -----------    ----------     ----------     ----------  ----------
NET ASSET VALUE, END OF PERIOD   $      8.69     $      8.37    $     8.87     $     8.98     $     9.32  $     9.84
                                 -----------     -----------    ----------     ----------     ----------  ----------
 TOTAL RETURN (d) ..............        7.34%(e)        1.17%         6.63%          4.61%          2.38%       6.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands) ................ $ 1,191,108     $   702,785    $  238,994     $   97,575     $   71,678  $   57,524
Ratio of expenses to average
 net assets (f) ................        0.75%(g)        0.77%         0.85%          0.93%          0.91%       0.95%
Ratio of net investment income
 to average net assets (f) .....        6.30%(g)        6.84%         7.47%(c)       8.22%          7.71%       7.52%
Portfolio turnover rate ........          10%(e)          42%           69%            50%            49%         79%


(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $0.02, decrease net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 7.64% to 7.47%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d) Total return at net asset value assuming all distributions reinvested.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.


                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                          COLUMBIA DAILY INCOME COMPANY

              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                 SIX MONTHS
                                   ENDED
                                  JUNE 30,                                       YEAR ENDED DECEMBER 31,
CLASS Z SHARES                      2003            2002(a)           2001             2000            1999         1998
                                 -----------     ------------    -------------     ------------     ----------  ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD             $     1.000     $      1.000    $      1.000      $      1.000     $    1.000  $      1.000
                                 -----------     ------------    -------------     ------------     ----------  ------------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income .......         0.003(b)         0.012(b)        0.036             0.058          0.046         0.050
                                 -----------     ------------    -------------     ------------     ----------  ------------
LESS DISTRIBUTIONS:
 From net investment
  income .....................        (0.003)          (0.012)         (0.036)           (0.058)        (0.046)       (0.050)
                                 -----------     ------------    -------------     ------------     ----------  ------------
NET ASSET VALUE, END
 OF PERIOD                       $     1.000     $      1.000    $      1.000      $      1.000     $    1.000  $      1.000
                                 -----------     ------------    -------------     ------------     ----------  ------------
TOTAL RETURN (c) .............          0.33%(d)         1.17%           3.70%             6.00%          4.71%         5.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands) ..............   $   898,711     $  1,136,075    $  1,253,535      $  1,198,151     $1,165,289  $  1,109,141
Ratio of expenses to average
 net assets (e) ..............          0.62%(f)         0.60%           0.60%             0.60%          0.64%         0.62%
Ratio of net investment income
 to average net assets (e) ...          0.64%(f)         1.16%           3.61%             5.82%          4.61%         4.97%


(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.

                 See Accompanying Notes to Financial Statements

                       This page intentionally left blank.

                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA COMMON STOCK FUND
JUNE 30, 2003 (UNAUDITED)
                                              SHARES           VALUE
                                            -----------    -------------
COMMON STOCKS (96.3%)

CONSUMER DISCRETIONARY (15.8%)
  HOTELS, RESTAURANTS & LEISURE (5.0%)
    Carnival Corp..........................      70,100    $   2,278,951
    Hilton Hotels Corp.....................     161,600        2,066,864
    McDonald's Corp........................     345,400        7,619,524
    Royal Caribbean Cruises Ltd............     210,200        4,868,232
    Yum! Brands, Inc. (a)..................     146,400        4,327,584
                                                           -------------
                                                              21,161,155
                                                           -------------
  INTERNET & CATALOG RETAIL (0.3%)
    eBay, Inc. (a).........................      10,800        1,125,144
                                                           -------------
  MEDIA (3.8%)
    AOL Time Warner, Inc. (a)..............     305,564        4,916,525
    Clear Channel Communications,
      Inc. (a).............................      47,125        1,997,629
    Comcast Corp., Class A (a).............      71,667        2,162,910
    Interpublic Group of Companies,
      Inc. ................................      92,300        1,234,974
    Liberty Media Corp., Class A (a).......     354,411        4,096,991
    Viacom, Inc., Class B (a)..............      44,500        1,942,870
                                                           -------------
                                                              16,351,899
                                                           -------------
  MULTI-LINE RETAIL (4.8%)
    Dollar General Corp....................     174,350        3,183,631
    Kohl's Corp. (a).......................     129,260        6,641,379
    Target Corp............................     176,700        6,686,328
    Wal-Mart Stores, Inc...................      72,235        3,876,852
                                                           -------------
                                                              20,388,190
                                                           -------------
  SPECIALTY RETAIL (1.9%)
    Home Depot, Inc........................     194,125        6,429,420
    Lowe's Companies, Inc. ................      44,325        1,903,759
                                                           -------------
                                                               8,333,179
                                                           -------------
CONSUMER STAPLES (4.4%)

  BEVERAGES (1.0%)
    PepsiCo, Inc...........................      91,675        4,079,538
                                                           -------------
  FOOD PRODUCTS (0.2%)
    Hershey Foods Corp. ...................      14,300          996,138
                                                           -------------
  HOUSEHOLD PRODUCTS (0.3%)
    Procter & Gamble Co....................      14,075        1,255,208
                                                           -------------
  PERSONAL PRODUCTS (1.1%)
    Alberto-Culver Co., Class B............      64,650        3,303,615
    Gillette Co............................      46,100        1,468,746
                                                           -------------
                                                               4,772,361
                                                           -------------

                                              SHARES            VALUE
                                            -----------    -------------
  TOBACCO (1.8%)
    Altria Group, Inc......................     164,700    $   7,483,968
ENERGY (6.7%)
  ENERGY EQUIPMENT & SERVICES (2.4%)
    BJ Services Co. (a)....................      51,300        1,916,568
    ENSCO International, Inc...............      78,900        2,122,410
    Nabors Industries Ltd. (a).............      44,900        1,775,795
    Noble Corp. (a)........................      52,550        1,802,465
    Schlumberger Ltd.......................      57,900        2,754,303
                                                           -------------
                                                              10,371,541
                                                           -------------
  OIL & GAS (4.3%)
    Apache Corp............................      73,344        4,771,761
    ConocoPhillips.........................      42,725        2,341,330
    Devon Energy Corp......................      39,225        2,094,615
    EOG Resources, Inc.....................      36,750        1,537,620
    Equitable Resources, Inc...............      40,100        1,633,674
    Exxon Mobil Corp.......................     135,782        4,875,932
    Pioneer Natural Resources
      Co. (a)..............................      40,600        1,059,660
                                                           -------------
                                                              18,314,592
                                                           -------------
FINANCIALS (20.3%)

  BANKS (4.5%)
    Bank of America Corp...................     114,005        9,009,815
    Bank One Corp. ........................      98,625        3,666,878
    Fifth Third Bancorp....................      36,000        2,064,240
    U.S. Bancorp...........................     174,600        4,277,700
                                                           -------------
                                                              19,018,633
                                                           -------------
  DIVERSIFIED FINANCIALS (10.6%)
    American Express Co....................     203,675        8,515,652
    Citigroup, Inc.........................     411,164       17,597,819
    Fannie Mae.............................      38,525        2,598,126
    Goldman Sachs Group, Inc...............      34,400        2,881,000
    J.P. Morgan Chase & Co.................     212,535        7,264,446
    Merrill Lynch & Co., Inc...............      67,275        3,140,397
    Morgan Stanley.........................      30,325        1,296,394
    Principal Financial Group, Inc.........      63,400        2,044,650
                                                           -------------
                                                              45,338,484
                                                           -------------
  INSURANCE (5.2%)
    American International Group,
      Inc. ................................     102,937        5,680,064
    Aon Corp...............................      68,100        1,639,848
    Chubb Corp.............................      85,300        5,118,000
    Hartford Financial Services
      Group, Inc...........................      84,300        4,245,348
    Marsh & McLennan Companies,
      Inc. ................................      66,875        3,415,306
    Prudential Financial, Inc..............      62,800        2,113,220
                                                           -------------
                                                              22,211,786
                                                           -------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                              SHARES            VALUE
                                            -----------    -------------
HEALTH CARE (16.7%)

  BIOTECHNOLOGY (1.5%)
    Amgen, Inc. (a)........................      67,057    $   4,455,267
    Biogen, Inc. (a).......................      36,300        1,379,400
    IDEC Pharmaceuticals Corp. (a).........      18,400          625,600
                                                           -------------
                                                               6,460,267
                                                           -------------
  HEALTH CARE EQUIPMENT & SUPPLIES (1.4%)
    Applera Corp. - Applied Biosystems
      Group................................      83,900        1,596,617
    Becton, Dickinson & Co.................     106,200        4,125,870
                                                           -------------
                                                               5,722,487
                                                           -------------
  HEALTH CARE PROVIDERS & SERVICES (3.2%)
    Aetna, Inc.............................      34,600        2,082,920
    Caremark Rx, Inc. (a)..................     100,900        2,591,112
    McKesson Corp..........................      87,775        3,137,078
    UnitedHealth Group, Inc................      72,700        3,653,175
    WellPoint Health Networks,
      Inc. (a).............................      25,050        2,111,715
                                                           -------------
                                                              13,576,000
                                                           -------------
  PHARMACEUTICALS (10.6%)
    Abbott Laboratories....................      94,190        4,121,754
    Bristol-Myers Squibb Co................     173,518        4,711,014
    Johnson & Johnson......................     139,975        7,236,708
    Merck & Co., Inc.......................     105,600        6,394,080
    Pfizer, Inc............................     504,539       17,230,007
    Shire Pharmaceuticals Group
      PLC, ADR (a).........................      77,300        1,522,810
    Wyeth..................................      90,350        4,115,442
                                                           -------------
                                                              45,331,815
                                                           -------------
INDUSTRIALS (9.5%)

  AEROSPACE & DEFENSE (3.0%)
    L-3 Communications Holdings,
      Inc. (a).............................     100,200        4,357,698
    Lockheed Martin Corp...................      87,000        4,138,590
    Northrop Grumman Corp. ................      48,300        4,167,807
                                                           -------------
                                                              12,664,095
                                                           -------------
  AIR FREIGHT & LOGISTICS (0.5%)
    FedEx Corp.............................      32,875        2,039,236
                                                           -------------
  COMMERCIAL SERVICES & SUPPLIES (1.7%)
    First Data Corp........................      47,150        1,953,896
    Waste Management, Inc. ................     219,900        5,297,391
                                                           -------------
      .....................................                    7,251,287
                                                           -------------
  INDUSTRIAL CONGLOMERATES (3.4%)
    3M Co..................................      30,525        3,937,114
    General Electric Co....................     375,150       10,759,302
                                                           -------------
                                                              14,696,416
                                                           -------------

                                              SHARES           VALUE
                                            -----------    -------------
  MACHINERY (0.9%)
    Deere & Co. ...........................      90,000    $   4,113,000
                                                           -------------
INFORMATION TECHNOLOGY (16.2%)

  COMMUNICATIONS EQUIPMENT (2.3%)
    Cisco Systems, Inc. (a)................     223,190        3,725,041
    Emulex Corp. (a).......................     117,860        2,683,672
    QUALCOMM, Inc..........................     100,675        3,599,131
                                                           -------------
                                                              10,007,844
                                                           -------------
  COMPUTERS & PERIPHERALS (0.6%)
    EMC Corp. (a)..........................     125,400        1,312,938
    Hewlett-Packard Co.....................      68,500        1,459,050
                                                           -------------
                                                               2,771,988
                                                           -------------
  INTERNET SOFTWARE & SERVICES (0.9%)
    Yahoo!, Inc. (a).......................     111,300        3,646,188
                                                           -------------
  SEMICONDUCTOR EQUIPMENT & PRODUCTS (6.1%)
    Broadcom Corp., Class A (a)............      76,700        1,910,597
    Intel Corp.............................     132,875        2,761,674
    Intersil Corp., Class A (a)............     110,700        2,945,727
    Linear Technology Corp.................      86,000        2,770,060
    Marvell Technology Group
       Ltd. (a)............................      93,600        3,217,032
    Maxim Integrated Products, Inc.........      15,125          517,124
    National Semiconductor
      Corp. (a)............................      86,125        1,698,385
    NVIDIA Corp. (a).......................      70,700        1,626,807
    Silicon Laboratories, Inc. (a).........      89,900        2,394,936
    Taiwan Semiconductor Manufacturing
      Co., Ltd., ADR (a)...................     275,020        2,772,202
    Texas Instruments, Inc.................      57,600        1,013,760
    Vitesse Semiconductor Corp. (a)........     186,500          917,580
    Xilinx, Inc. (a).......................      58,800        1,488,228
                                                           -------------
                                                              26,034,112
                                                           -------------
  SOFTWARE (6.3%)
    BEA Systems, Inc. (a)..................     128,400        1,394,424
    Computer Associates
      International, Inc...................      77,800        1,733,384
    Mercury Interactive Corp. (a)..........      55,900        2,158,299
    Microsoft Corp.........................     575,925       14,749,439
    Oracle Corp. (a).......................     158,900        1,909,978
    Symantec Corp. (a).....................      47,575        2,086,640
    VERITAS Software Corp. (a).............      92,400        2,649,108
                                                           -------------
                                                              26,681,272
                                                           -------------
MATERIALS (0.5%)

  CHEMICALS (0.5%)
    Praxair, Inc...........................      34,925        2,098,992
                                                           -------------


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA COMMON STOCK FUND (CONT.)
JUNE 30, 2003 (UNAUDITED)

                                               SHARES            VALUE
                                            -----------    -------------
TELECOMMUNICATION SERVICES (3.9%)
  DIVERSIFIED TELECOMMUNICATION SERVICES (3.4%)
    BellSouth Corp.........................     176,200    $   4,692,206
    SBC Communications, Inc................     168,650        4,309,007
    Verizon Communications, Inc............     136,700        5,392,815
                                                           -------------
                                                              14,394,028
                                                           -------------
  WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    Vodafone Group PLC, ADR................     113,150        2,223,398
                                                           -------------
UTILITIES (2.3%)
  ELECTRIC UTILITIES (2.3%)
    Ameren Corp............................      35,600        1,569,960
    Consolidated Edison, Inc...............      65,500        2,834,840
    DTE Energy Co..........................     110,600        4,273,585
    Pinnacle West Capital Corp.............      26,600          996,170
                                                           -------------
                                                               9,674,555
                                                           -------------

Total Common Stocks
      (Cost of $351,412,391)...............                  410,588,796
                                                           -------------
PREFERRED STOCK (0.5%)
CONSUMER DISCRETIONARY (0.5%)
  MEDIA (0.5%)
    News Corp., Ltd., ADR
      (Cost of $1,862,298).................      88,225        2,210,036
                                                           -------------
SHORT-TERM OBLIGATION (4.0%)                        PAR
    Repurchase agreement with State
      Street Bank & Trust Co., dated
      06/30/03, due 07/01/03 at 0.950%,
      collateralized by a U.S. Treasury
      Bond maturing 11/15/10,
      market value $17,518,500
      (repurchase proceeds $17,175,453)
      (Cost of $17,175,000)................ $17,175,000       17,175,000
                                                           -------------
TOTAL INVESTMENTS (100.8%)
      (Cost of $370,449,689) (b)...........                  429,973,832
                                                           -------------
OTHER ASSETS & LIABILITIES, NET (-0.8%)....                   (3,562,959)
                                                           -------------
NET ASSETS (100.0%)........................                $ 426,410,873
                                                           =============


NOTES TO SCHEDULE OF INVESTMENTS:
(a)  Non-income producing.
(b)  Cost for both financial statement and federal income tax purposes is the same.
                    ACRONYM                        NAME
                    -------                        ----
                     ADR                 American Depositary Receipt



COLUMBIA GROWTH FUND
JUNE 30, 2003 (UNAUDITED)

                                               SHARES          VALUE
                                            -----------    -------------
COMMON STOCKS (97.8%)

CONSUMER DISCRETIONARY (14.9%)
  HOTELS, RESTAURANTS & LEISURE (0.9%)
    Wendy's International, Inc.............     149,820    $   4,340,285
    Yum! Brands, Inc. (a)..................     128,580        3,800,825
                                                           -------------
                                                               8,141,110
                                                           -------------
  HOUSEHOLD DURABLES (0.3%)
    Garmin Ltd. (a)........................      69,000        2,751,030
                                                           -------------
  INTERNET & CATALOG RETAIL (1.7%)
    eBay, Inc. (a).........................      70,200        7,313,436
    InterActiveCorp (a)....................     187,150        7,405,525
                                                           -------------
                                                              14,718,961
                                                           -------------
  MEDIA (4.4%)
    AOL Time Warner, Inc. (a)..............     517,975        8,334,218
    Clear Channel Communications,
      Inc. (a).............................     213,731        9,060,057
    Comcast Corp., Class A (a).............     116,500        3,587,312
    Liberty Media Corp., Class A (a).......     540,895        6,252,746
    Viacom, Inc., Class B (a)..............     196,490        8,578,753
    XM Satellite Radio Holdings, Inc.,
      Class A (a)..........................     323,000        3,569,150
                                                           -------------
                                                              39,382,236
                                                           -------------
  MULTI-LINE RETAIL (3.4%)
    Kohl's Corp. (a).......................     274,254       14,091,171
    Target Corp............................     416,990       15,778,902
                                                           -------------
                                                              29,870,073
                                                           -------------
  SPECIALTY RETAIL (4.2%)
    Bed Bath & Beyond, Inc. (a)............     178,360        6,922,152
    Chico's FAS, Inc. (a)..................     332,700        7,003,335
    Home Depot, Inc........................     406,900       13,476,528
    Lowe's Companies, Inc..................     230,500        9,899,975
                                                           -------------
                                                              37,301,990
                                                           -------------
CONSUMER STAPLES (11.1%)

  BEVERAGES (3.4%)
    Anheuser-Busch Companies, Inc..........      65,670        3,352,453
    Coca-Cola Co...........................     186,380        8,649,896
    PepsiCo, Inc...........................     404,740       18,010,930
                                                           -------------
                                                              30,013,279
                                                           -------------
  FOOD & DRUG RETAILING (0.9%)
    Sysco Corp.............................     199,710        5,999,288
    Whole Foods Market, Inc. (a)...........      45,700        2,172,121
                                                           -------------
                                                               8,171,409
                                                           -------------


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                              SHARES           VALUE
                                            -----------    -------------
  FOOD PRODUCTS (1.0%)
    Dean Foods Co. (a).....................     175,600    $   5,531,400
    Wm. Wrigley Jr. Co. ...................      62,090        3,491,321
                                                           -------------
                                                               9,022,721
                                                           -------------
  FOOD & STAPLES RETAILING (2.5%)
    Wal-Mart Stores, Inc...................     409,990       22,004,163
                                                           -------------
  HOUSEHOLD PRODUCTS (0.9%)
    Procter & Gamble Co. ..................      88,960        7,933,453
                                                           -------------
  PERSONAL PRODUCTS (1.7%)
    Alberto-Culver Co., Class B............     121,830        6,225,513
    Gillette Co............................     263,260        8,387,464
                                                           -------------
                                                              14,612,977
                                                           -------------
  TOBACCO (0.7%)
    Altria Group, Inc......................     141,170        6,414,765
                                                           -------------
ENERGY (3.8%)
  ENERGY EQUIPMENT & SERVICES (3.0%)
    BJ Services Co. (a)....................     137,790        5,147,834
    Nabors Industries Ltd. (a).............     146,550        5,796,052
    Noble Corp. (a)........................      98,250        3,369,975
    Patterson-UTI Energy, Inc. (a).........     132,100        4,280,040
    Schlumberger Ltd.......................     107,300        5,104,261
    Smith International, Inc. (a)..........      85,700        3,148,618
                                                           -------------
                                                              26,846,780
                                                           -------------
  OIL & GAS (0.8%)
    Apache Corp............................      66,000        4,293,960
    Murphy Oil Corp. ......................      55,200        2,903,520
                                                           -------------
                                                               7,197,480
                                                           -------------
FINANCIALS (7.6%)

  CAPITAL MARKETS (0.8%)
    Goldman Sachs Group, Inc...............      84,490        7,076,038
                                                           -------------
  CONSUMER FINANCE (0.5%)
    SLM Corp...............................      98,610        3,862,554
                                                           -------------
  DIVERSIFIED FINANCIALS (3.2%)
    Citigroup, Inc.........................     672,026       28,762,713
                                                           -------------
  INSURANCE (1.6%)
    American International Group,
      Inc. ................................     201,014       11,091,953
    Marsh & McLennan Companies,
      Inc. ................................      69,070        3,527,405
                                                           -------------
                                                              14,619,358
                                                           -------------
  THRIFTS & MORTGAGE FINANCE (1.5%)
    Fannie Mae.............................     192,930       13,011,199
                                                           -------------


                                              SHARES            VALUE
                                            -----------    -------------
HEALTH CARE (25.4%)

  BIOTECHNOLOGY (2.8%)
    Amgen, Inc. (a)........................     368,300    $  24,469,852
    IDEC Pharmaceuticals Corp. (a).........      13,700          465,800
                                                           -------------
                                                              24,935,652
                                                           -------------
  HEALTH CARE EQUIPMENT & SUPPLIES (4.5%)
    Alcon, Inc.............................      94,500        4,318,650
    Becton, Dickinson & Co.................     180,800        7,024,080
    Boston Scientific Corp. (a)............     141,170        8,625,487
    Medtronic, Inc.........................     220,355       10,570,429
    St. Jude Medical, Inc. (a).............     155,200        8,924,000
                                                           -------------
                                                              39,462,646
                                                           -------------
  HEALTH CARE PROVIDERS & SERVICES (3.7%)
    Anthem, Inc. (a).......................      81,350        6,276,152
    Caremark Rx, Inc. (a)..................     163,700        4,203,816
    McKesson Corp..........................      77,900        2,784,146
    UnitedHealth Group, Inc................     284,520       14,297,130
    WellPoint Health Networks,
      Inc. (a).............................      62,880        5,300,784
                                                           -------------
                                                              32,862,028
                                                           -------------
  PHARMACEUTICALS (14.4%)
    Abbott Laboratories....................     258,800       11,325,088
    Biovail Corp. (a)......................     169,000        7,953,140
    Johnson & Johnson......................     454,850       23,515,745
    Merck & Co., Inc.......................     132,740        8,037,407
    Pfizer, Inc............................   1,681,333       57,417,522
    Teva Pharmaceutical Industries
      Ltd., ADR............................     170,870        9,727,629
    Wyeth..................................     221,910       10,108,000
                                                           -------------
                                                             128,084,531
                                                           -------------
INDUSTRIALS (6.5%)

  AEROSPACE & DEFENSE (0.7%)
    Lockheed Martin Corp...................     125,700        5,979,549
                                                           -------------
  AIR FREIGHT & LOGISTICS (1.2%)
    FedEx Corp. ...........................     102,500        6,358,075
    United Parcel Service, Inc.,
      Class B..............................      72,600        4,624,620
                                                           -------------
                                                              10,982,695
                                                           -------------
  INDUSTRIAL CONGLOMERATES (4.6%)
    General Electric Co....................   1,046,685       30,018,926
    Tyco International Ltd.................     539,700       10,243,506
                                                           -------------
                                                              40,262,432
                                                           -------------


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


COLUMBIA GROWTH FUND (cont.)
JUNE 30, 2003 (UNAUDITED)

                                               SHARES           VALUE
                                            -----------    -------------
INFORMATION TECHNOLOGY (27.8%)

  COMMUNICATIONS EQUIPMENT (4.5%)
    Brocade Communications Systems,
      Inc. (a).............................     307,200    $   1,809,408
    Cisco Systems, Inc. (a)................   1,418,075       23,667,672
    Comverse Technology, Inc. (a)..........      92,200        1,385,766
    Juniper Networks, Inc. (a).............      63,600          786,732
    Motorola, Inc. ........................     395,700        3,731,451
    UTStarcom, Inc. (a)....................     250,900        8,924,513
                                                           -------------
                                                              40,305,542
                                                           -------------
  COMPUTERS & PERIPHERALS (3.7%)
    Dell Computer Corp. (a)................     567,690       18,143,372
    Lexmark International, Inc. (a)........     206,850       14,638,774
                                                           -------------
                                                              32,782,146
                                                           -------------
  IT SERVICES (1.7%)
    Concord EFS, Inc. (a)..................     570,600        8,399,232
    First Data Corp........................     154,340        6,395,850
                                                           -------------
                                                              14,795,082
                                                           -------------
  SEMICONDUCTOR EQUIPMENT & PRODUCTS (10.2%)
    Analog Devices, Inc. (a)...............     126,000        4,387,320
    Applied Micro Circuits Corp. (a).......     348,900        2,110,845
    ASML Holdings NV, NY
      Registered Shares (a)................     187,900        1,796,324
    Broadcom Corp., Class A (a)............     201,900        5,029,329
    Cabot Microelectronics Corp. (a).......     178,100        8,988,707
    Infineon Technologies AG, ADR..........     582,900        5,590,011
    Intel Corp.............................     703,070       14,612,607
    Intersil Corp., Class A (a)............     487,600       12,975,036
    Marvell Technology Group
      Ltd. (a).............................     240,000        8,248,800
    Maxim Integrated Products, Inc.........      36,700        1,254,773
    Microchip Technology, Inc..............     115,450        2,843,533
    NVIDIA Corp. (a).......................     432,950        9,962,180
    PMC-Sierra, Inc. (a)...................     762,300        8,941,779
    Texas Instruments, Inc.................     239,820        4,220,832
                                                           -------------

                                                              90,962,076
                                                           -------------
  SOFTWARE (7.7%)
    Adobe Systems, Inc.....................     143,200        4,592,424
    Electronic Arts, Inc. (a)..............      57,230        4,234,448
    Microsoft Corp.........................   1,618,000       41,436,980
    Oracle Corp. (a).......................     553,490        6,652,950
    SAP AG, ADR............................     212,710        6,215,386
    VERITAS Software Corp. (a).............     176,800        5,068,856
                                                           -------------
                                                              68,201,044
                                                           -------------

                                                SHARES          VALUE
                                            -----------    -------------
TELECOMMUNICATION SERVICES (0.7%)
  WIRELESS TELECOMMUNICATION SERVICES (0.7%)
    AT&T Wireless Services, Inc. (a).......     232,400    $   1,908,004
    Mobile Telesystems, ADR (a)............      48,800        2,879,200
    Sprint Corp. - PCS Group (a)...........     224,800        1,292,600
                                                           -------------
                                                               6,079,804
                                                           -------------

Total Common Stocks
      (Cost of $716,621,668)...............                  867,409,516
                                                           -------------
PREFERRED STOCK (0.5%)
CONSUMER DISCRETIONARY (0.5%)
  MEDIA (0.5%)
    News Corp., Ltd., ADR
      (Cost of $4,078,855).................     181,825        4,554,716
                                                           -------------
SHORT-TERM OBLIGATION (1.5%)                        PAR
    Repurchase agreement with State
      Street Bank & Trust Co., dated
      06/30/03, due 07/01/03 at 0.950%,
      collateralized by a U.S. Treasury
      Bond maturing 05/15/10,
      market value $13,437,450
      (repurchase proceeds $13,171,348)
      (Cost of $13,171,000)................ $13,171,000       13,171,000
                                                           -------------
TOTAL INVESTMENTS (99.8%)
      (Cost of $733,871,523) (b)...........                  885,135,232
                                                           -------------
OTHER ASSETS & LIABILITIES, NET (0.2%).....                    1,994,542
                                                           -------------
NET ASSETS (100.0%)........................                $ 887,129,774
                                                           =============

NOTES TO SCHEDULE OF INVESTMENTS:
(a)  Non-income producing.
(b)  Cost for both financial statement and federal income tax purposes is the same.
                   ACRONYM                         NAME
                   -------                         ----
                     ADR                 American Depositary Receipt


COLUMBIA INTERNATIONAL STOCK FUND
JUNE 30, 2003 (UNAUDITED)

                                             SHARES            VALUE
                                            -----------    -------------
COMMON STOCKS (95.3%)
CONSUMER DISCRETIONARY (20.9%)
  AUTO COMPONENTS (0.6%)
    F.C.C. Co., Ltd........................      19,900    $     471,536
    Nissan Shatai Co., Ltd.................     263,500          885,991
                                                           -------------
                                                               1,357,527
                                                           -------------


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                              SHARES           VALUE
                                            -----------    -------------
  AUTOMOBILES (1.0%)
    Honda Motor Co., Ltd...................      38,600    $   1,465,354
    Nissan Motor Co., Ltd..................     108,000        1,034,450
                                                           -------------
                                                               2,499,804
                                                           -------------
  HOUSEHOLD DURABLES (5.5%)
    Koninklijke (Royal) Philips
      Electronics NV.......................     135,200        2,575,309
    Land and Houses Public Co.,
      Ltd., NVDR...........................  13,098,000        2,739,777
    Matsushita Electric Industrial
      Co., Ltd.............................     282,000        2,797,530
    Pioneer Corp...........................     122,300        2,755,079
    Sanyo Electric Co., Ltd................     455,000        1,560,260
    Srithai Superware Public Co.,
      Ltd. (a).............................   3,500,000          678,037
                                                           -------------
                                                              13,105,992
                                                           -------------
  INTERNET & CATALOG RETAIL (0.5%)
    Belluna Co., Ltd.......................      30,000        1,226,482
                                                           -------------
  MEDIA (5.6%)
    BEC World Public Co., Ltd. PLC.........     144,500          824,340
    British Sky Broadcasting PLC (a).......     239,100        2,653,826
    JC Decaux SA (a).......................     116,700        1,463,153
    Pearson PLC............................     339,200        3,173,358
    Reed Elsevier PLC......................     236,900        1,974,503
    VNU NV.................................     100,900        3,113,897
                                                           -------------
                                                              13,203,077
                                                           -------------
  MULTI-LINE RETAIL (3.3%)
    Aeon Co., Ltd..........................      73,000        1,674,941
    Don Quijote Co., Ltd. .................       7,300          367,269
    Don Quijote Co., Ltd. (a)(b)...........       7,300          336,206
    Shinsegae Co., Ltd.....................      15,430        2,409,121
    Wal-Mart de Mexico SA de CV,
      Class V..............................   1,014,000        2,989,745
                                                           -------------
                                                               7,777,282
                                                           -------------
  SPECIALTY RETAIL (2.7%)
    Kingfisher PLC.........................     529,100        2,424,689
    Next PLC...............................     160,558        2,724,192
    Shimamura Co., Ltd.....................      24,000        1,327,604
                                                           -------------
                                                               6,476,485
                                                           -------------
  TEXTILES, APPAREL & LUXURY GOODS (1.7%)
    LVMH Moet Hennessy Louis
      Vuitton SA...........................      35,100        1,743,744
    Puma AG................................      16,400        1,631,745
    Sanyo Shokai Ltd.......................      94,000          569,388
                                                           -------------
                                                               3,944,877
                                                           -------------


                                              SHARES           VALUE
                                            -----------    -------------
CONSUMER STAPLES (8.1%)
  BEVERAGES (2.5%)
    Diageo PLC.............................     194,198    $   2,076,805
    Foster's Group Ltd.....................     626,577        1,771,211
    Pernod-Ricard SA.......................      22,050        1,970,707
                                                           -------------
                                                               5,818,723
                                                           -------------
  FOOD & DRUG RETAILING (0.9%)
    Big C Supercenter Public Co.,s
      Ltd., NVDR...........................   2,815,000        1,191,039
    Seven-Eleven Japan Co., Ltd............      40,000          997,872
                                                           -------------
                                                               2,188,911
                                                           -------------
  FOOD PRODUCTS (1.9%)
    Nestle SA, Registered Shares...........       9,156        1,893,387
    Unilever NV............................      19,700        1,058,672
    Unilever PLC...........................     120,237          958,920
    Yakult Honsha Co., Ltd.................      42,000          564,182
                                                           -------------
                                                               4,475,161
                                                           -------------
  HOUSEHOLD PRODUCTS (1.1%)
    Reckitt Benckiser PLC..................     143,360        2,634,994
                                                           -------------
  PERSONAL PRODUCTS (0.7%)
    L'Oreal SA.............................      24,720        1,745,859
                                                           -------------
  TOBACCO (1.0%)
    Imperial Tobacco Group PLC.............     132,300        2,368,291
                                                           -------------
ENERGY (3.1%)
  OIL & GAS (3.1%)
    BP PLC.................................     110,318          766,304
    BP PLC, ADR............................      47,500        1,995,950
    ENI S.p.A. ............................     242,050        3,666,766
    Total Fina Elf SA......................       6,675        1,010,414
                                                           -------------
                                                               7,439,434
                                                           -------------
FINANCIALS (17.2%)
  BANKS (13.8%)
    Anglo Irish Bank Corp. PLC.............     131,200        1,149,361
    Banco Popular Espanol SA...............      25,375        1,284,254
    Banco Santander Central
      Hispano SA...........................     259,400        2,276,601
    Bank of Ireland........................     160,307        1,937,972
    Barclays PLC...........................     392,856        2,922,084
    Credit Agricole SA.....................     125,143        2,382,303
    Credit Suisse Group....................     120,480        3,177,798
    Danske Bank A/S........................      87,100        1,698,749
    Fortis Bank Nederland Holding
      NV (a)(c)(d)(e)......................       4,100               --
    Grupo Financiero BBVA
      Bancomer SA de CV (a)................   1,696,300        1,433,402
    Kookmin Bank...........................      24,980          752,851
    Royal Bank of Scotland Group PLC.......     145,471        4,087,635


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA INTERNATIONAL STOCK FUND (CONT.)
JUNE 30, 2003 (UNAUDITED)

                                              SHARES           VALUE
                                            -----------    -------------
    Siam Commercial Bank Public Co.,
      Ltd. (a).............................   1,721,300    $   1,472,945
    Standard Chartered PLC.................     303,322        3,690,018
    UBS AG, Registered Shares..............      20,480        1,141,734
    UniCredito Italiano S.p.A..............     680,200        3,246,961
                                                           -------------
                                                              32,654,668
                                                           -------------
  DIVERSIFIED FINANCIALS (1.7%)
    Euronext NV............................      70,300        1,745,823
    ING Groep NV...........................     130,800        2,276,350
                                                           -------------
                                                               4,022,173
                                                           -------------
  INSURANCE (0.9%)
    Converium Holding AG...................      16,100          744,488
    Irish Life & Permanent PLC.............     127,100        1,369,031
                                                           -------------
                                                               2,113,519
                                                           -------------
  REAL ESTATE (0.8%)
    Mitsubishi Estate Co., Ltd.............     285,000        1,933,211
                                                           -------------
HEALTH CARE (10.6%)
  HEALTH CARE EQUIPMENT & SUPPLIES (2.6%)
    Olympus Optical Co., Ltd. .............     116,000        2,405,073
    ResMed, Inc. (a).......................      44,900        1,760,080
    Smith & Nephew PLC.....................     345,310        1,987,683
                                                           -------------
                                                               6,152,836
                                                           -------------
  PHARMACEUTICALS (8.0%)
    Chugai Pharmaceutical Co., Ltd.........     191,600        2,180,488
    Dr. Reddy's Laboratories Ltd., ADR.....      58,000        1,351,980
    GlaxoSmithKline PLC....................     101,826        2,058,410
    Novartis AG............................      63,590        2,521,770
    Ranbaxy Laboratories Ltd., GDR.........      77,000        1,474,550
    Roche Holding AG.......................       7,296          573,542
    Sanofi-Synthelabo SA...................      26,264        1,540,719
    Sawai Pharmaceutical Co., Ltd..........      43,900        1,175,746
    Stada Arzneimittel AG..................       8,600          548,025
    Takeda Chemical Industries Ltd.........      52,000        1,921,989
    Taro Pharmaceuticals Industries
      Ltd. (a).............................      10,700          587,216
    Teva Pharmaceutical Industries
      Ltd., ADR............................      54,000        3,074,220
                                                           -------------
                                                              19,008,655
                                                           -------------
INDUSTRIALS (7.7%)
  AIR FREIGHT & LOGISTICS (0.4%)
    Exel PLC...............................      81,600          838,933
                                                           -------------
  AIRLINES (1.0%)
    Cathay Pacific Airways Ltd.............     832,000        1,120,266
    Singapore Airlines Ltd.................     188,000        1,110,436
                                                           -------------
                                                               2,230,702
                                                           -------------

                                              SHARES           VALUE
                                            -----------    -------------
  COMMERCIAL SERVICES & SUPPLIES (1.4%)
    Amadeus Global Travel
      Distribution SA......................     365,600    $   2,098,452
    Capita Group PLC.......................     349,975        1,307,351
                                                           -------------
                                                               3,405,803
                                                           -------------
  INDUSTRIAL CONGLOMERATES (1.9%)
    JSC MMC Norilsk Nickel, ADR (a)........      17,700          615,960
    Smiths Group PLC.......................     192,500        2,236,829
    Wesfarmers Ltd.........................     102,750        1,745,485
                                                           -------------
                                                               4,598,274
                                                           -------------
  TRANSPORTATION INFRASTRUCTURE (3.0%)
    ACESA Infraestructuras, SA (a).........     165,321        2,314,254
    BAA PLC................................     220,679        1,789,150
    Cosco Pacific Ltd......................   1,964,000        2,052,615
    Zhejiang Expressway Co., Ltd.,
      Class H..............................   2,500,000        1,033,899
                                                           -------------
                                                               7,189,918
                                                           -------------
INFORMATION TECHNOLOGY (9.7%)
  COMMUNICATIONS EQUIPMENT (0.9%)
    Nokia Oyj, ADR.........................      74,600        1,225,678
    Nortel Networks Corp. (a)..............     356,900          958,227
                                                           -------------
                                                               2,183,905
                                                           -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
    Hoya Corp. ............................      22,600        1,559,401
    Keyence Corp...........................      10,500        1,927,329
                                                           -------------
                                                               3,486,730
                                                           -------------
  INFORMATION TECHNOLOGY CONSULTING & SERVICES (0.7%)
    Indra Sistemas SA......................     164,700        1,676,599
                                                           -------------
  OFFICE ELECTRONICS (1.1%)
    Canon, Inc.............................      54,000        2,482,500
                                                           -------------
  SEMICONDUCTOR EQUIPMENT & PRODUCTS (4.6%)
    ARM Holdings PLC (a)...................   1,094,800        1,212,429
    Rohm Co., Ltd. ........................      14,700        1,605,465
    Samsung Electronics Co., Ltd. .........       9,000        2,674,759
    Taiwan Semiconductor
      Manufacturing Co., Ltd. (a)..........     325,000        3,276,000
    Tokyo Electron Ltd.....................      46,800        2,221,785
                                                           -------------
                                                              10,990,438
                                                           -------------
  SOFTWARE (0.9%)
    Dassault Systemes SA...................      64,291        2,114,991
                                                           -------------
MATERIALS (6.7%)
  CHEMICALS (0.9%)
    L'Air Liquide SA.......................       7,719        1,146,251
    Shin-Etsu Chemical Co., Ltd. ..........      32,800        1,122,022
                                                           -------------
                                                               2,268,273
                                                           -------------


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               SHARES          VALUE
                                            -----------    -------------
  CONSTRUCTION MATERIALS (1.5%)
    Siam Cement Public Co., Ltd.,
      NVDR.................................     978,000    $   3,487,045
                                                           -------------
  CONTAINERS & PACKAGING (0.9%)
    Amcor Ltd..............................     395,100        2,154,154
                                                           -------------
  METALS & MINING (2.1%)
    BHP Billiton Ltd.......................     500,100        2,901,244
    Rio Tinto PLC..........................     112,500        2,119,845
                                                           -------------
                                                               5,021,089
                                                           -------------
  PAPER & FOREST PRODUCTS (1.3%)
    Stora Enso Oyj, Class R................      84,000          940,123
    Svenska Cellulosa AB, Class B..........      35,700        1,221,227
    UPM-Kymmene Oyj........................      61,800          903,496
                                                           -------------
                                                               3,064,846
                                                           -------------
TELECOMMUNICATION SERVICES (7.8%)
  DIVERSIFIED TELECOMMUNICATION SERVICES (2.8%)
    Telecom Italia S.p.A...................     259,600        2,353,007
    Telefonica SA (a)......................     363,484        4,226,967
                                                           -------------
                                                               6,579,974
                                                           -------------
  WIRELESS TELECOMMUNICATION SERVICES (5.0%)
    NTT DoCoMo, Inc........................       1,430        3,102,082
    Orange SA (a)..........................     207,700        1,846,751
    Vodafone Group PLC.....................   3,500,729        6,856,834
                                                           -------------
                                                              11,805,667
                                                           -------------
UTILITIES (3.5%)
  ELECTRIC UTILITIES (1.8%)
    Huaneng Power International, Inc.,
      Class H..............................   1,664,000        1,899,117
    National Grid Transco PLC..............     335,036        2,276,041
                                                           -------------
                                                               4,175,158
                                                           -------------
  GAS UTILITIES (1.7%)
    Centrica PLC...........................     557,900        1,620,684
    Hong Kong and China Gas
      Co., Ltd.............................   1,137,540        1,436,850
    Snam Rete Gas S.p.A....................     256,300        1,008,247
                                                           -------------
                                                               4,065,781
                                                           -------------
Total Common Stocks
      (Cost of $208,393,913)...............                  225,968,741
                                                           -------------
WARRANTS (0.2%)                                   UNITS
FINANCIALS (0.2%)
  BANKS (0.2%)
    Siam Commercial Bank
      Public Co., Ltd. (a)
      Expires 06/22/04
      (Cost of $359,604)...................   2,771,666          401,882
                                                           -------------


                                              SHARES           VALUE
                                            -----------    -------------
INVESTMENT
  MANAGEMENT FUND (0.1%)
    Thai Fund, Inc.
      (Cost of $153,085)...................      37,100    $     207,018
                                                           -------------
SHORT-TERM OBLIGATION (6.4%)                     PAR
    Repurchase agreement with State
      Street Bank & Trust Co., dated
      06/30/03, due 07/01/03 at 0.950%,
      collateralized by a U.S. Treasury
      Bill and a U.S. Treasury Bond with
      maturities to 11/15/09, market
      value $15,535,000 (repurchase
      proceeds $15,216,402)
      (Cost of $15,216,000)................ $15,216,000       15,216,000
                                                           -------------
TOTAL INVESTMENTS (102.0%)
      (Cost of $224,122,602) (f)...........                  241,793,641
                                                           -------------
OTHER ASSETS & LIABILITIES, NET (-2.0%)....                   (4,651,094)
                                                           -------------
NET ASSETS (100.0%)........................                $ 237,142,547
                                                           =============

NOTES TO SCHEDULE OF INVESTMENTS:
(a)  Non-income producing.
(b)  Security purchased on a when-issued basis.
(c) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of this security amounted to less than $1, which represents less than 0.1% of net assets.
(d) Represents fair value as determined in good faith under the direction of the Board of Directors. (e) Rounds to less than $1.
(f) Cost for both financial statement and federal income tax purposes is the same.

SUMMARY OF SECURITIES                                           % OF TOTAL
BY COUNTRY                                         VALUE       INVESTMENTS
--------------------------------------------------------------------------------
United Kingdom.............................      $58,755,758         24.3%
Japan .....................................       41,671,235         17.2
United States*.............................       17,183,098          7.1
France.....................................       16,964,892          7.0
Spain .....................................       13,877,127          5.7
Thailand...................................       10,795,065          4.5
Netherlands................................       10,770,051          4.5
Italy .....................................       10,274,981          4.2
Switzerland................................       10,052,719          4.2
Australia..................................        8,572,094          3.5
South Korea................................        5,836,731          2.4
Ireland....................................        4,456,364          1.8
Mexico.....................................        4,423,147          1.8
Israel.....................................        3,661,436          1.5
Taiwan.....................................        3,276,000          1.4
Finland....................................        3,069,297          1.3


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA INTERNATIONAL STOCK FUND (CONT.)
JUNE 30, 2003 (UNAUDITED)


Summary of Securities                                           % of Total
by Country (continued)                             Value       Investments
--------------------------------------------------------------------------------

China .....................................     $  2,933,016          1.2%
India .....................................        2,826,530          1.2
Hong Kong..................................        2,557,116          1.1
Germany....................................        2,179,770          0.9
Bermuda....................................        2,052,615          0.8
Denmark....................................        1,698,749          0.7
Sweden.....................................        1,221,227          0.5
Singapore..................................        1,110,436          0.5
Canada.....................................          958,227          0.4
Russian Federation.........................          615,960          0.3
                                                ------------        -----
                                                $241,793,641        100.0%
                                                ============        =====
  * Includes Short-Term Obligation.

Certain securities are listed by country of underlying exposure but may trade predominately on other exchanges.

                   ACRONYM                          NAME
                   -------                          ----
                     ADR                 American Depositary Receipt
                     GDR                  Global Depositary Receipt
                    NVDR                Non-Voting Depositary Receipt


COLUMBIA SPECIAL FUND
JUNE 30, 2003 (UNAUDITED)

                                               SHARES          VALUE
                                            -----------    -------------
COMMON STOCKS (96.1%)
CONSUMER DISCRETIONARY (17.3%)
  AUTO COMPONENTS (0.7%)
    Gentex Corp. (a).......................     218,700    $   6,694,407
                                                           -------------
  HOTELS, RESTAURANTS & LEISURE (5.0%)
    Brinker International, Inc. (a)........     395,440       14,243,749
    Darden Restaurants, Inc................     606,400       11,509,472
    MGM Mirage (a).........................     223,900        7,652,902
    Outback Steakhouse, Inc................     178,950        6,979,050
    Starwood Hotels & Resorts
      Worldwide, Inc.......................     260,400        7,444,836
                                                           -------------
                                                              47,830,009
                                                           -------------
  LEISURE EQUIPMENT & PRODUCTS (0.4%)
    Mattel, Inc............................     212,690        4,024,095
                                                           -------------
  MEDIA (5.5%)
    Cox Radio, Inc., Class A (a)...........     493,900       11,414,029
    Hispanic Broadcasting Corp. (a)........     526,300       13,394,335
    InterActiveCorp (a)....................     271,200       10,731,384
    Interpublic Group of
      Companies, Inc.......................     419,600        5,614,248

                                              SHARES           VALUE
                                            -----------    -------------
    Univision Communications, Inc.,
      Class A (a)..........................     235,150    $   7,148,560
    Westwood One, Inc. (a).................     141,300        4,794,309
                                                           -------------
                                                              53,096,865
                                                           -------------
  MULTI-LINE RETAIL (1.9%)
    Dollar Tree Stores, Inc. (a)...........     148,100        4,699,213
    Family Dollar Stores, Inc..............     191,100        7,290,465
    Kohl's Corp. (a).......................     121,500        6,242,670
                                                           -------------
                                                              18,232,348
                                                           -------------
  SPECIALTY RETAIL (3.8%)
    Bed Bath & Beyond, Inc. (a)............     356,700       13,843,527
    Chico's FAS, Inc. (a)..................     226,300        4,763,615
    Williams-Sonoma, Inc. (a)..............     634,000       18,512,800
                                                           -------------
                                                              37,119,942
                                                           -------------
CONSUMER STAPLES (0.4%)
  FOOD & DRUG RETAILING (0.4%)
    Whole Foods Market, Inc. (a)...........      83,900        3,987,767
                                                           -------------
ENERGY (9.4%)
  ENERGY EQUIPMENT & SERVICES (5.3%)
    BJ Services Co. (a)....................     470,900       17,592,824
    Nabors Industries Ltd. (a).............     167,650        6,630,558
    National-Oilwell, Inc. (a).............     403,700        8,881,400
    Noble Corp. (a)........................     252,800        8,671,040
    Patterson-UTI Energy, Inc. (a).........     278,850        9,034,740
                                                           -------------
                                                              50,810,562
                                                           -------------
  OIL & GAS (4.1%)
    Apache Corp............................     227,372       14,792,823
    Murphy Oil Corp. ......................     139,700        7,348,220
    Valero Energy Corp.....................     295,100       10,720,983
    XTO Energy, Inc........................     321,000        6,455,310
                                                           -------------
                                                              39,317,336
                                                           -------------
FINANCIALS (5.7%)
  DIVERSIFIED FINANCIALS (1.6%)
    Legg Mason, Inc........................      83,800        5,442,810
    Moody's Corp...........................     107,950        5,690,044
    Providian Financial Corp. (a)..........     528,400        4,892,984
                                                           -------------
                                                              16,025,838
                                                           -------------
  INSURANCE (4.1%)
    Ambac Financial Group, Inc.............     249,100       16,502,875
    Arthur J. Gallagher & Co...............     353,250        9,608,400
    Stancorp Financial Group, Inc..........     253,150       13,219,493
                                                           -------------
                                                              39,330,768
                                                           -------------


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               SHARES          VALUE
                                            -----------    -------------
HEALTH CARE (27.2%)
  BIOTECHNOLOGY (1.3%)
    Biogen, Inc. (a).......................      49,650    $   1,886,700
    Gilead Sciences, Inc. (a)..............     136,900        7,608,902
    MedImmune, Inc. (a)....................      76,850        2,795,034
                                                           -------------
                                                              12,290,636
                                                           -------------
  HEALTH CARE EQUIPMENT & SUPPLIES (2.3%)
    Boston Scientific Corp. (a)............     133,650        8,166,015
    Hillenbrand Industries, Inc............      87,200        4,399,240
    Varian Medical Systems, Inc. (a).......     161,140        9,276,830
                                                           -------------
                                                              21,842,085
                                                           -------------
  HEALTH CARE PROVIDERS & SERVICES (18.0%)
    AmerisourceBergen Corp.................     300,400       20,832,740
    Anthem, Inc. (a).......................     149,550       11,537,782
    Caremark Rx, Inc. (a)..................   1,565,750       40,208,460
    Community Health Systems,
      Inc. (a).............................     331,080        6,386,533
    DaVita, Inc. (a).......................     357,750        9,580,545
    First Health Group Corp. (a)...........     264,000        7,286,400
    Laboratory Corporation of
      American Holdings (a)................     255,950        7,716,892
    Lincare Holdings, Inc. (a).............     307,200        9,679,872
    UnitedHealth Group, Inc................     349,200       17,547,300
    WebMD Corp. (a)........................     928,000       10,050,240
    WellChoice, Inc. (a)...................     175,900        5,150,352
    WellPoint Health Networks,
      Inc. (a).............................     328,000       27,650,400
                                                           -------------
                                                             173,627,516
                                                           -------------
  PHARMACEUTICALS (5.6%)
    ANDRX Corp. (a)........................     570,800       11,358,920
    Barr Laboratories, Inc. (a)............     332,575       21,783,662
    Biovail Corp. (a)......................     322,600       15,181,556
    Teva Pharmaceutical Industries
      Ltd., ADR............................      93,800        5,340,034
                                                           -------------
                                                              53,664,172
                                                           -------------
INDUSTRIALS (11.5%)
  AEROSPACE & DEFENSE (1.0%)
    Raytheon Co............................     306,150       10,053,966
                                                           -------------
  COMMERCIAL SERVICES & SUPPLIES (6.9%)
    BISYS Group, Inc. (a)..................     524,550        9,635,984
    ChoicePoint, Inc. (a)..................     302,790       10,452,311
    Corporate Executive Board Co. (a)......     197,700        8,070,114
    Education Management Corp. (a).........     167,300        8,897,014
    Republic Services, Inc. (a)............     414,810        9,403,743
    Robert Half International, Inc. (a)....     425,100        8,051,394
    Weight Watchers International,
      Inc. (a).............................     263,175       11,971,831
                                                           -------------
                                                              66,482,391
                                                           -------------

                                              SHARES            VALUE
                                            -----------    -------------
  ELECTRICAL EQUIPMENT (0.5%)
    American Power Conversion Corp.........     292,400    $   4,558,516
                                                           -------------
  TRADING COMPANIES & DISTRIBUTORS (3.1%)
    CDW Corp. (a)..........................     204,900        9,384,420
    Fastenal Co. ..........................     258,000        8,756,520
    W.W. Grainger, Inc.....................     238,710       11,162,080
                                                           -------------
                                                              29,303,020
                                                           -------------
INFORMATION TECHNOLOGY (24.4%)
  COMMUNICATIONS EQUIPMENT (2.5%)
    3Com Corp. (a).........................     831,300        3,890,484
    Scientific-Atlanta, Inc................     352,600        8,405,984
    UTStarcom, Inc. (a)....................     328,400       11,681,188
                                                           -------------
                                                              23,977,656
                                                           -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS (3.1%)
    Amphenol Corp., Class A (a)............      98,700        4,621,134
    Au Optronics Corp., ADR................     737,100        5,100,732
    Jabil Circuit, Inc. (a)................     656,550       14,509,755
    Symbol Technologies, Inc. .............     461,800        6,008,018
                                                           -------------
                                                              30,239,639
                                                           -------------
  INTERNET SOFTWARE & SERVICES (0.5%)
    Check Point Software
      Technologies Ltd. (a)................     236,500        4,623,575
                                                           -------------
  SEMICONDUCTOR EQUIPMENT & PRODUCTS (8.8%)
    Agere Systems, Inc. (a)................   3,712,200        8,649,426
    Altera Corp. (a).......................     260,000        4,264,000
    Amkor Technology, Inc. (a).............     387,000        5,085,180
    Fairchild Semiconductor
      International, Inc. (a)..............     449,500        5,749,105
    Marvell Technology Group Ltd. (a)......     286,100        9,833,257
    Microchip Technology, Inc..............     701,450       17,276,714
    National Semiconductor Corp. (a).......     403,000        7,947,160
    Novellus Systems, Inc. (a).............     328,200       12,019,012
    Taiwan Semiconductor
      Manufacturing Co., Ltd., ADR (a).....     948,200        9,557,856
    Teradyne, Inc. (a).....................     270,430        4,681,143
                                                           -------------
                                                              85,062,853
                                                           -------------
  SOFTWARE (9.5%)
    Amdocs Ltd. (a)........................     721,300       17,311,200
    BMC Software, Inc. (a).................     437,600        7,146,008
    Electronic Arts, Inc. (a)..............     253,350       18,745,366
    Intuit, Inc. (a).......................     171,625        7,642,461
    Mercury Interactive Corp. (a)..........     310,150       11,974,892
    Siebel Systems, Inc. (a)...............     620,005        5,914,848
    Symantec Corp. (a).....................     197,850        8,677,701
    VERITAS Software Corp. (a).............     476,150       13,651,220
                                                           -------------
                                                              91,063,696
                                                           -------------


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
COLUMBIA SPECIAL FUND (CONT.)
JUNE 30, 2003 (UNAUDITED)

                                               SHARES          VALUE
                                            -----------    -------------
MATERIALS (0.2%)
  CHEMICALS (0.2%)
    Methanex Corp. ........................     150,300    $   1,606,557
                                                           -------------

Total Common Stocks
      (Cost of $774,398,125)...............                  924,866,215
                                                           -------------
CONVERTIBLE PREFERRED STOCK (0.0%)
INFORMATION TECHNOLOGY (0.0%)
  INTERNET SOFTWARE & SERVICES (0.0%)
    Network Specialists, Inc.,
      Series A (a)(b)(c)
      (Cost of $3,000,000).................     394,218            3,942
                                                           -------------
SHORT-TERM OBLIGATION (3.4%)                     PAR
    Repurchase agreement with State
      Street Bank & Trust Co., dated
      06/30/03, due 07/01/03 at 0.950%,
      collateralized by a U.S. Treasury
      Note and a U.S. Treasury Bond
      with maturities to 11/15/08,
      market value $33,349,144
      (repurchase proceeds $32,690,863)
      (Cost of $32,690,000)................ $32,690,000       32,690,000
                                                           -------------
TOTAL INVESTMENTS (99.5%)
      (Cost of $810,088,125) (d)...........                  957,560,157
                                                           -------------
OTHER ASSETS & LIABILITIES, NET (0.5%).....                    4,442,072
                                                           -------------
NET ASSETS (100.0%)........................                $ 962,002,229
                                                           =============

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing.
(b) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of this security amounted to $3,942, which represents less than 0.1% of net assets.
(c) Represents fair value as determined in good faith under the direction of the Board of Directors.
(d) Cost for both financial statement and federal income tax purposes is the same.

                   ACRONYM                          NAME
                   -------                          ----
                     ADR                 American Depositary Receipt


COLUMBIA SMALL CAP FUND
JUNE 30, 2003 (UNAUDITED)

                                              SHARES           VALUE
                                            -----------    -------------
COMMON STOCKS (96.7%)
CONSUMER DISCRETIONARY (18.0%)
  AUTO COMPONENTS (1.9%)
    Autoliv, Inc...........................     197,200    $   5,340,176
    Gentex Corp. (a).......................     171,550        5,251,145
                                                           -------------
                                                              10,591,321
                                                           -------------
  HOTELS, RESTAURANTS & LEISURE (4.8%)
    Ameristar Casinos, Inc. (a)............     336,400        3,896,375
    Boyd Gaming Corp. (a)..................     153,900        2,656,314
    O'Charley's, Inc. (a)..................     143,700        3,093,861
    Outback Steakhouse, Inc................     102,572        4,000,308
    P.F. Chang's China Bistro, Inc. (a)....      92,900        4,571,609
    Panera Bread Co., Class A (a)..........     140,900        5,636,000
    Ruby Tuesday, Inc......................     122,000        3,017,060
                                                           -------------
                                                              26,871,527
                                                           -------------
  HOUSEHOLD DURABLES (1.6%)
    Harman International Industries,
      Inc. ................................     111,300        8,808,282
                                                           -------------
  MEDIA (4.2%)
    Entercom Communications
      Corp. (a)............................     176,400        8,645,364
    Entravision Communications
      Corp., Class A (a)...................     356,000        4,040,600
    Lamar Advertising Co. (a)..............     146,312        5,151,646
    Radio One, Inc., Class D (a)...........     316,802        5,629,572
                                                           -------------
                                                              23,467,182
                                                           -------------
  SPECIALTY RETAIL (5.5%)
    Advanced Auto Parts, Inc. (a)..........      64,600        3,934,140
    Cost Plus, Inc. (a)....................      81,321        2,899,907
    Electronics Boutique Holdings
      Corp. (a)............................      92,200        2,130,742
    GameStop Corp. (a).....................     156,700        2,024,564
    Hollywood Entertainment
      Corp. (a)............................     253,900        4,367,080
    Linens 'n Things, Inc. (a).............     117,700        2,778,897
    Michaels Stores, Inc. (a)..............     126,975        4,832,668
    O'Reilly Automotive, Inc. (a)..........      94,792        3,165,105
    PETCO Animal Supplies, Inc. (a)........      69,100        1,502,234
    PETsMART, Inc..........................     192,600        3,210,642
                                                           -------------
                                                              30,845,979
                                                           -------------
ENERGY (10.6%)
  ENERGY EQUIPMENT & SERVICES (7.0%)
    Cal Dive International, Inc. (a).......     191,800        4,181,240
    Grey Wolf, Inc. (a)....................     509,800        2,059,592



                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                              SHARES           VALUE
                                            -----------    -------------
    Key Energy Services, Inc. (a)..........     465,300    $   4,988,016
    Maverick Tube Corp. (a)................      66,200        1,267,730
    National-Oilwell, Inc. (a).............     243,300        5,352,600
    Oceaneering International, Inc. (a)....     101,900        2,603,545
    Patterson-UTI Energy, Inc. (a).........     133,900        4,338,360
    Precision Drilling Corp. (a)...........     183,900        6,944,064
    TETRA Technologies, Inc. (a)...........      67,100        1,989,515
    Varco International, Inc. (a)..........     269,900        5,290,040
                                                           -------------
                                                              39,014,702
                                                           -------------
  OIL & GAS (3.6%)
    Chesapeake Energy Corp.................     393,700        3,976,370
    Patina Oil & Gas Corp..................     106,506        3,424,176
    Premcor, Inc. (a)......................     283,250        6,104,038
    XTO Energy, Inc........................     335,200        6,740,872
                                                           -------------
                                                              20,245,456
                                                           -------------
FINANCIALS (2.1%)
  DIVERSIFIED FINANCIALS (0.2%)
    iPayment, Inc. (a).....................      42,200        1,007,314
                                                           -------------
  INSURANCE (1.9%)
    IPC Holdings Ltd. (a)..................      97,010        3,249,835
    Philadelphia Consolidated
      Holding Corp. (a)....................       3,100          125,240
    ProAssurance Corp. (a).................      82,700        2,232,073
    Scottish Annuity & Life Holdings
      Ltd..................................     259,000        5,234,390
                                                           -------------
                                                              10,841,538
                                                           -------------
HEALTH CARE (21.9%)
  BIOTECHNOLOGY (3.7%)
    Connetics Corp. (a)....................     389,300        5,827,821
    ICOS Corp. (a).........................     127,150        4,672,762
    Martek Biosciences Corp. (a)...........      86,100        3,697,134
    Neurocrine Biosciences, Inc. (a).......      80,955        4,042,893
    SangStat Medical Corp. (a).............     173,100        2,265,879
                                                           -------------
                                                              20,506,489
                                                           -------------
  HEALTH CARE EQUIPMENT & SUPPLIES (2.5%)
    CTI Molecular Imaging, Inc. (a)........     154,700        2,925,377
    Kyphon, Inc. (a).......................     203,400        3,075,408
    Orthofix International NV (a)..........      98,500        3,224,890
    Wilson Greatbatch Technologies,
      Inc. (a).............................     127,310        4,595,891
                                                           -------------
                                                              13,821,566
                                                           -------------
  HEALTH CARE PROVIDERS & SERVICES (12.5%)
    Caremark Rx, Inc. (a)..................     446,622       11,469,253
    Cerner Corp. (a).......................     117,100        2,687,445
    Cobalt Corp. (a).......................     145,400        2,987,970
    Community Health Systems,
      Inc. (a).............................     235,500        4,542,795
    Coventry Health Care, Inc. (a).........     142,100        6,559,336


                                               SHARES          VALUE
                                            -----------    -------------
    DaVita, Inc. (a).......................     324,031    $   8,677,550
    First Health Group Corp. (a)...........     363,356       10,028,626
    Henry Schein, Inc. (a).................     155,251        8,125,837
    IMPAC Medical Systems, Inc. (a)........     136,200        2,843,856
    Mid Atlantic Medical Services,
      Inc. (a).............................     168,300        8,802,090
    PacifiCare Health Systems,
      Inc. (a).............................      61,200        3,018,996
                                                           -------------
                                                              69,743,754
                                                           -------------
  PHARMACEUTICALS (3.2%)
    ANDRX Corp. (a)........................     316,800        6,304,320
    AtheroGenics, Inc. (a).................     185,698        2,772,471
    CIMA Labs, Inc. (a)....................     133,900        3,600,571
    Trimeris, Inc. (a).....................     122,200        5,582,096
                                                           -------------
                                                              18,259,458
                                                           -------------
INDUSTRIALS (13.0%)
  AIRLINES (0.7%)
    Atlantic Coast Airlines Holdings,
      Inc. (a).............................     169,200        2,282,508
    SkyWest, Inc...........................      91,000        1,734,460
                                                           -------------
                                                               4,016,968
                                                           -------------
  COMMERCIAL SERVICES & SUPPLIES (8.5%)
    BISYS Group, Inc. (a)..................     278,000        5,106,860
    Career Education Corp. (a).............      12,570          860,039
    Corinthian Colleges, Inc. (a)..........     118,000        5,731,260
    Corporate Executive Board Co. (a)......     147,960        6,039,727
    Education Management Corp. (a).........     211,671       11,256,664
    Global Payments, Inc...................     114,636        4,069,578
    Resources Connection, Inc. (a).........     223,900        5,342,254
    Stericycle, Inc. (a)...................      90,996        3,501,526
    Waste Connections, Inc. (a)............     151,800        5,320,590
                                                           -------------
                                                              47,228,498
                                                           -------------
  CONSTRUCTION & ENGINEERING (2.1%)
    Chicago Bridge & Iron Co.,
      NY Registered Shares.................     204,400        4,635,792
    Jacobs Engineering Group,
      Inc. (a).............................     107,508        4,531,462
    URS Corp. (a)..........................     122,390        2,381,709
                                                           -------------
                                                              11,548,963
                                                           -------------
  MACHINERY (1.2%)
    Albany International Corp.,
      Class A..............................     179,000        4,904,600
    Flowserve Corp. (a)....................     101,800        2,002,406
                                                           -------------
                                                               6,907,006
                                                           -------------
  ROAD & RAIL (0.5%)
    Yellow Corp. (a).......................     116,480        2,696,512
                                                           -------------



                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA SMALL CAP FUND (CONT.)
JUNE 30, 2003 (UNAUDITED)

                                              SHARES           VALUE
                                            -----------    -------------
INFORMATION TECHNOLOGY (28.7%)
  COMMUNICATIONS EQUIPMENT (3.4%)
    Corvis Corp. (a).......................   1,004,500    $   1,506,750
    F5 Networks, Inc. (a)..................     218,900        3,688,465
    Foundry Networks, Inc. (a).............     294,010        4,233,744
    NetScreen Technologies, Inc. (a).......     293,500        6,618,425
    Polycom, Inc. (a)......................     215,100        2,981,286
                                                           -------------
                                                              19,028,670
                                                           -------------
  COMPUTERS & PERIPHERALS (1.5%)
    Advanced Digital Information
      Corp. (a)............................     169,100        1,689,309
    Electronics for Imaging, Inc. (a)......     334,820        6,793,498
                                                           -------------
                                                               8,482,807
                                                           -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS (3.8%)
    Amphenol Corp., Class A (a)............     330,855       15,490,631
    Benchmark Electronics, Inc. (a)........     191,600        5,893,616
                                                           -------------
                                                              21,384,247
                                                           -------------
  INFORMATION TECHNOLOGY CONSULTING & SERVICES (1.9%)
    CACI International, Inc.,
      Class A (a)..........................     105,000        3,601,500
    Cognizant Technology Solutions
      Corp. (a)............................     283,500        6,906,060
                                                           -------------
                                                              10,507,560
                                                           -------------
  INTERNET SOFTWARE & SERVICES (1.8%)
    Internet Security Systems, Inc. (a)....     319,000        4,622,310
    webMethods, Inc. (a)...................     440,700        3,582,891
    Websense, Inc. (a).....................     119,300        1,868,238
                                                           -------------
                                                              10,073,439
                                                           -------------
  SEMICONDUCTOR EQUIPMENT & PRODUCTS (6.8%)
    Credence Systems Corp. (a).............     498,500        4,222,295
    DuPont Photomasks, Inc. (a)............      64,500        1,214,535
    FEI Co. (a)............................      66,200        1,241,912
    Genesis Microchip, Inc. (a)............      95,300        1,290,362
    Integrated Circuit Systems, Inc. (a)...     347,400        3,838,770
    Lattice Semiconductor Corp. (a)........     266,800        2,195,764
    Microsemi Corp. (a)....................     417,500        6,680,000
    Photronics, Inc. (a)...................     264,186        4,610,046
    Pixelworks, Inc. (a)...................     209,000        1,241,460
    PMC-Sierra, Inc. (a)...................     146,700        1,720,791
    Power Integrations, Inc. (a)...........      22,800          553,771
    RF Micro Devices, Inc. (a).............     713,700        4,296,474
    Ultratech, Inc. (a)....................     254,500        4,705,705
                                                           -------------
                                                              37,811,885
                                                           -------------

                                             SHARES          VALUE
                                            -----------    -------------
  SOFTWARE (9.5%)
    Activision, Inc. (a)...................     358,200    $   4,627,944
    Amdocs Ltd. (a)........................     284,900        6,837,600
    Autodesk, Inc..........................     223,400        3,610,144
    Citrix Systems, Inc....................     145,700        2,966,452
    Documentum, Inc. (a)...................     286,231        5,630,164
    Fair, Isaac and Co., Inc...............     108,900        5,602,905
    FileNET Corp. (a)......................     169,000        3,048,760
    Macromedia, Inc. (a)...................     365,800        7,696,432
    Mercury Interactive Corp. (a)..........     137,500        5,308,875
    Micromuse, Inc. (a)....................     161,600        1,291,184
    MicroStrategy, Inc., Class A (a).......      81,400        2,965,402
    National Instruments Corp. (a).........      71,860        2,714,871
    THQ, Inc. (a)..........................         500            9,000
    Verity, Inc. (a).......................      45,500          576,030
                                                           -------------
                                                              52,885,763
                                                           -------------
MATERIALS (1.6%)
  CHEMICALS (1.6%)
    Minerals Technologies, Inc.............     105,600        5,138,496
    OM Group, Inc..........................     271,500        3,999,195
                                                           -------------
                                                               9,137,691
                                                           -------------
TELECOMMUNICATION SERVICES (0.3%)
  WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    Dobson Communications Corp.,
      Class A (a)..........................     331,200        1,805,040
                                                           -------------
UTILITIES (0.5%)
  MULTI-UTILITIES & UNREGULATED POWER (0.5%)
    Calpine Corp. (a)......................     431,200        2,845,920
                                                           -------------

Total Common Stocks
      (Cost of $436,441,002)...............                  540,385,537
                                                           -------------
SHORT-TERM OBLIGATION (3.3%)                      PAR
    Repurchase agreement with State
      Street Bank & Trust Co., dated
      06/30/03, due 07/01/03 at 0.950%,
      collateralized by a U.S. Treasury
      Bond maturing 11/15/10,
      market value of $18,793,500
      (repurchase proceeds $18,420,486)
      (Cost of $18,420,000)................ $18,420,000       18,420,000
                                                           -------------
TOTAL INVESTMENTS (100.0%)
      (Cost of $454,861,002) (b)...........                  558,805,537
                                                           -------------
OTHER ASSETS & LIABILITIES, NET (0.0%).....                     (109,581)
                                                           -------------
NET ASSETS (100.0%)........................                $ 558,695,956
                                                           =============

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA REAL ESTATE EQUITY FUND
JUNE 30, 2003 (UNAUDITED)

                                              SHARES            VALUE
                                            -----------    -------------
COMMON STOCKS (93.1%)
CONSUMER DISCRETIONARY (5.8%)
  HOTELS, RESTAURANTS & LEISURE (5.8%)
    Hilton Hotels Corp.....................   1,211,700    $  15,497,643
    Marriott International, Inc.,
      Class A..............................     214,200        8,229,564
    Starwood Hotels & Resorts
      Worldwide, Inc.......................     854,800       24,438,732
                                                           -------------
                                                              48,165,939
                                                           -------------
FINANCIALS (80.4%)
  REAL ESTATE (80.4%)
    Alexandria Real Estate Equities,
      Inc. ................................     663,100       29,839,500
    American Financial Realty Trust.......      563,600        8,403,276
    Apartment Investment &
      Management Co., Class A.............      480,600       16,628,760
    Archstone-Smith Trust..................     644,771       15,474,504
    AvalonBay Communities, Inc............      476,400       20,313,696
    Boston Properties, Inc.................     473,900       20,756,820
    CarrAmerica Realty Corp................     275,500        7,661,655
    Catellus Development Corp. (a).........     386,500        8,503,000
    Centerpoint Properties Trust..........      257,300       15,759,625
    Chelsea Property Group, Inc...........      372,400       15,011,444
    Cousins Properties, Inc................   1,615,050       45,059,895
    Duke Realty Corp......................      704,900       19,419,995
    Equity Office Properties Trust........      934,537       25,241,844
    Equity Residential.....................     608,506       15,790,731
    First Industrial Realty Trust, Inc. ..      268,300        8,478,280
    General Growth Properties, Inc.........     614,960       38,398,102
    iStar Financial, Inc...................   1,134,350       41,403,775
    Kimco Realty Corp......................     746,600       28,296,140
    Liberty Property Trust.................     390,300       13,504,380
    Manufactured Home Communities,
      Inc. ................................     179,900        6,316,289
    Newcastle Investment Corp..............     623,700       12,212,046
    Pan Pacific Retail Properties, Inc.....     287,800       11,324,930
    Parkway Properties, Inc................      93,100        3,914,855
    Prentiss Properties Trust.............      204,000        6,117,960
    ProLogis Trust........................    1,372,406       37,466,684
    Public Storage, Inc....................     617,032       20,898,874
    Reckson Associates Realty Corp........      234,000        4,881,240
    Regency Centers Corp...................     832,500       29,120,850
    Rouse Co...............................     778,400       29,657,040
    Simon Property Group, Inc. ...........    1,033,256       40,327,982
    SL Green Realty Corp..................      240,200        8,380,578


                                              SHARES           VALUE
                                            -----------    -------------
    St. Joe Co.............................     828,300    $  25,842,960
    Taubman Centers, Inc. .................     412,700        7,907,332
    United Dominion Realty Trust, Inc......     508,000        8,747,760
    Vornado Realty Trust...................     531,100       23,155,960
                                                           -------------
                                                             670,218,762
                                                           -------------
MATERIALS (6.9%)
  PAPER & FOREST PRODUCTS (6.9%)
    Bowater, Inc...........................     728,900       27,297,305
    International Paper Co.................     493,700       17,639,901
    MeadWestvaco Corp......................     508,100       12,550,070
                                                           -------------
                                                              57,487,276
                                                           -------------
Total Common Stocks
      (Cost of $642,386,786)...............                  775,871,977
                                                           -------------
SHORT-TERM OBLIGATION (6.2%)                     PAR
    Repurchase agreement with State
      Street Bank & Trust Co., dated
      06/30/03, due 07/01/03 at 0.950%
      collateralized by U.S. Treasury
      Bonds with maturities to 06/30/04,
      market value of $52,283,514
      (repurchase proceeds $51,257,353)
      (Cost of $51,256,000)................ $51,256,000       51,256,000
                                                           -------------
TOTAL INVESTMENTS (99.3%)
      (Cost of $693,642,786) (b)...........                  827,127,977
                                                           -------------
OTHER ASSETS & LIABILITIES, NET (0.7%).....                    5,826,525
                                                           -------------
NET ASSETS (100.0%)........................                $ 832,954,502
                                                           =============

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.

COLUMBIA TECHNOLOGY FUND
JUNE 30, 2003 (UNAUDITED)

                                              SHARES           VALUE
                                            -----------    -------------
COMMON STOCKS (100.0%)
CONSUMER DISCRETIONARY (9.9%)
  HOUSEHOLD DURABLES (0.7%)
    Garmin Ltd. (a)........................       2,500    $      99,675
                                                           -------------
  INTERNET & CATALOG RETAIL (0.2%)
    1-800-FLOWERS.COM, Inc.,
      Class A (a)..........................       3,700           30,488
                                                           -------------
  LEISURE EQUIPMENT & PRODUCTS (0.9%)
    Marvel Enterprises, Inc. (a)...........       6,750          128,925
                                                           -------------


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA TECHNOLOGY FUND (CONT.)
JUNE 30, 2003 (UNAUDITED)

                                              SHARES           VALUE
                                            -----------    -------------
  MEDIA (8.1%)
    4Kids Entertainment, Inc. (a)..........      17,000    $     316,200
    AOL Time Warner, Inc. (a)..............       7,500          120,675
    Cablevision Systems Corp.,
      Class A (a)..........................       7,200          149,472
    Catalina Marketing Corp. (a)...........         800           14,120
    InterActiveCorp (a)....................       4,000          158,280
    Pixar, Inc. (a)........................       1,700          103,428
    TiVo, Inc. (a).........................       4,000           48,720
    XM Satellite Radio Holdings,
      Inc., Class A (a)....................      25,900          286,195
                                                           -------------
                                                               1,197,090
                                                           -------------
FINANCIALS (0.1%)
  DIVERSIFIED FINANCIALS (0.1%)
    Knight Trading Group, Inc. (a).........       3,000           18,660
                                                           -------------
HEALTH CARE (5.4%)
  BIOTECHNOLOGY (3.6%)
    Aphton Corp. (a).......................      20,000          164,800
    Exact Sciences Corp. (a)...............       9,500          104,120
    Gilead Sciences, Inc. (a)..............       1,800          100,044
    ICOS Corp. (a).........................       1,960           72,030
    Neurocrine Biosciences, Inc. (a).......       1,800           89,892
                                                           -------------
                                                                 530,886
                                                           -------------
  HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
    Varian Medical Systems, Inc. (a).......         500           28,785
                                                           -------------
  HEALTH CARE PROVIDERS & SERVICES (0.9%)
    WebMD Corp. (a)........................      12,000          129,960
                                                           -------------
  PHARMACEUTICALS (0.7%)...................
    Pain Therapeutics, Inc. (a)............      15,000           96,900
                                                           -------------
INDUSTRIALS (2.0%)
  AEROSPACE & DEFENSE (0.6%)
    Mercury Computer Systems,
      Inc. (a).............................       5,200           94,432
                                                           -------------
  COMMERCIAL SERVICES & SUPPLIES (1.3%)
    Alliance Data Systems Corp. (a)........       4,000           93,600
    Global Payments, Inc...................       2,700           95,850
                                                           -------------
                                                                 189,450
                                                           -------------
  ELECTRICAL EQUIPMENT (0.1%)
    RF Monolithics, Inc. (a)...............       3,300           16,071
                                                           -------------


                                              SHARES           VALUE
                                            -----------    -------------
INFORMATION TECHNOLOGY (75.7%)
  COMMUNICATIONS EQUIPMENT (11.5%)
    ADC Telecommunications,
      Inc. (a).............................      58,000    $     135,024
    ADTRAN, Inc. (a).......................       2,600          133,354
    Advanced Fibre
      Communications, Inc. (a).............       5,300           86,231
    Brocade Communications
      Systems, Inc. (a)....................       5,900           34,751
    Comverse Technology, Inc. (a)..........      12,500          187,875
    Foundry Networks, Inc. (a).............       9,000          129,600
    Inter-Tel, Inc.........................      18,000          381,960
    Juniper Networks, Inc. (a).............       9,000          111,330
    McData Corp., Class B (a)..............       6,000           87,000
    Motorola, Inc..........................      30,000          282,900
    Network Equipment Technologies,
      Inc. (a).............................       3,500           29,470
    PC-Tel, Inc. (a).......................       4,000           47,440
    UTStarcom, Inc. (a)....................       1,200           42,684
                                                           -------------
                                                               1,689,619
                                                           -------------
  COMPUTERS & PERIPHERALS (7.2%)
    Dell Computer Corp. (a)................       4,650          148,614
    Dot Hill Systems Corp. (a).............      24,000          314,400
    Electronics for Imaging, Inc. (a)......      15,500          314,495
    Lexmark International, Inc., (a).......       1,000           70,770
    Neoware Systems, Inc. (a)..............      12,000          184,080
    Quantum Corp. (a)......................       5,000           20,250
                                                           -------------
                                                               1,052,609
                                                           -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
    Pemstar, Inc. (a)......................      31,000          129,890
    Symbol Technologies, Inc. .............       7,500           97,575
                                                           -------------
                                                                 227,465
                                                           -------------
  INFORMATION TECHNOLOGY CONSULTING & SERVICES (2.9%)
    Affiliated Computer Services,
      Inc., Class A (a)....................       1,500           68,595
    Computer Sciences Corp. (a)............       3,450          131,514
    Perot Systems Corp., Class A (a).......       3,800           43,168
    Sapient Corp. (a)......................      50,000          138,500
    Wipro Ltd., ADR........................       1,650           38,033
                                                           -------------
                                                                 419,810
                                                           -------------
  INTERNET SOFTWARE & SERVICES (9.5%)......
    Art Technology Group, Inc. (a).........     110,000          176,000
    Internet Initiative Japan, Inc.,
      ADR (a)..............................       5,500           23,980
    Internet Security Systems, Inc. (a)....      10,800          156,492



                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                              SHARES           VALUE
                                            -----------    -------------
    NetEase.com, Inc., ADR (a).............       7,500    $     273,450
    Radware Ltd. (a).......................       3,500           59,955
    Sify Ltd., ADR (a).....................      11,600           71,224
    SINA Corp., Registered Shares (a)......       4,000           83,581
    Sohu.com, Inc. (a).....................      10,000          341,600
    Yahoo!, Inc. (a).......................       6,500          212,940
                                                           -------------
                                                               1,399,222
                                                           -------------
  OFFICE ELECTRONICS (1.0%)
    Canon, Inc., ADR.......................       2,000           91,300
    Zebra Technologies Corp.,
      Class A (a)..........................         800           60,152
                                                           -------------
                                                                 151,452
                                                           -------------
  SEMICONDUCTOR EQUIPMENT & PRODUCTS (29.1%)
    ASML Holding NV, NY
      Registered Shares (a)................       8,000           76,480
    Broadcom Corp., Class A (a)............       6,300          156,933
    Cabot Microelectronics Corp. (a).......      11,250          567,788
    Cree, Inc. (a).........................       8,500          138,380
    Infineon Technologies AG, ADR..........      24,300          233,037
    Intersil Corp., Class A (a)............      24,250          645,292
    Marvell Technology Group
      Ltd. (a).............................      11,700          402,129
    MIPS Technologies, Inc.,
      Class A (a)..........................      28,000           71,680
    MIPS Technologies, Inc.,
      Class B (a)..........................      72,000          177,840
    Mykrolis Corp. (a).....................       3,000           30,450
    NVIDIA Corp. (a).......................       9,500          218,595
    PDF Solutions, Inc. (a)................       9,000          103,950
    PMC-Sierra, Inc. (a)...................      59,000          692,070
    QuickLogic Corp. (a)...................      10,000           32,200
    Silicon Storage Technology,
      Inc. (a).............................      40,000          167,600
    Siliconware Precision Industries
      Co., ADR (a).........................     115,400          369,280
    White Electronic Designs
      Corp. (a)............................      18,000          190,620
                                                           -------------
                                                               4,274,324
                                                           -------------
  SOFTWARE (13.0%).........................
    Agile Software Corp. (a)...............      10,800          104,220
    Autodesk, Inc..........................       5,000           80,800
    BEA Systems, Inc. (a)..................       8,100           87,966
    BMC Software, Inc. (a).................       7,200          117,576
    Bottomline Technologies, Inc. (a)......       4,000           32,280
    Citrix Systems, Inc. (a)...............       3,000           61,080
    Computer Associates
      International, Inc...................       9,000          200,520


                                              SHARES           VALUE
                                            -----------    -------------
    Concur Technologies, Inc. (a)..........      25,000    $     251,750
    Informatica Corp. (a)..................      20,000          138,200
    Legato Systems, Inc. (a)...............      13,500          113,265
    MicroStrategy, Inc., Class A (a).......       2,750          100,182
    Network Associates, Inc. (a)...........       5,310           67,331
    Novell, Inc. (a).......................      23,000           70,840
    Oracle Corp. (a).......................      16,000          192,320
    SAP AG, ADR............................       5,500          160,710
    VERITAS Software Corp. (a).............       4,500          129,015
                                                           -------------
                                                               1,908,055
                                                           -------------
TELECOMMUNICATION SERVICES (6.9%)
  DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
    Time Warner Telecom, Inc.,
      Class A (a)..........................      14,000           89,180
                                                           -------------
  WIRELESS TELECOMMUNICATION SERVICES (6.3%)
    Dobson Communications Corp.,
      Class A (a)..........................       8,000           43,600
    Millicom International
      Cellular SA (a)......................      11,500          301,415
    Mobile Telesystems, ADR (a)............       5,000          295,000
    SBA Communications Corp. (a)...........      19,800           60,192
    Vimpel-Communications, ADR (a).........       5,000          232,200
                                                           -------------
                                                                 932,407
                                                           -------------
Total Common Stocks
      (Cost of $13,044,788)................                   14,705,465
                                                           -------------
SHORT-TERM OBLIGATION (1.2%)                       PAR
    Repurchase agreement with State
      Street Bank & Trust Co., dated
      06/30/03, due 07/01/03 at 0.950%,
      collateralized by a U.S. Treasury
      Bond maturing 05/15/10,
      market value of $175,500
      (repurchase proceeds $169,004)
      (Cost of $169,000)...................    $169,000          169,000
                                                           -------------
TOTAL INVESTMENTS (101.2%)
    (Cost of $13,213,788) (b)..............                   14,874,465
OTHER ASSETS & LIABILITIES, NET (-1.2%)....                     (169,696)
                                                           -------------
NET ASSETS (100.0%)........................                $  14,704,769
                                                           =============

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.

                   ACRONYM                          NAME
                   -------                          ----
                     ADR                 American Depositary Receipt



                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA STRATEGIC VALUE FUND
JUNE 30, 2003 (UNAUDITED)

                                              SHARES           VALUE
                                            -----------    -------------
COMMON STOCKS (83.2%)
CONSUMER DISCRETIONARY (13.9%)
  AUTO COMPONENTS (2.0%)
    Modine Manufacturing Co................     106,000    $   2,053,220
    Nokian Renkaat Oyj.....................      62,000        3,194,935
                                                           -------------
                                                               5,248,155
                                                           -------------
  HOTELS, RESTAURANTS & LEISURE (1.3%)
    Carnival Corp..........................      40,000        1,300,400
    Fairmont Hotels & Resorts, Inc.........      50,000        1,170,000
    McDonald's Corp........................      50,000        1,103,000
                                                           -------------
                                                               3,573,400
                                                           -------------
  HOUSEHOLD DURABLES (1.6%)
    Ekornes ASA............................     100,000        1,337,742
    Makita Corp., ADR......................      50,000          395,000
    Matsushita Electric Industrial
      Co., Ltd., ADR.......................      50,000          502,500
    Newell Rubbermaid, Inc.................      25,100          702,800
    Stanley Works..........................      45,000        1,242,000
                                                           -------------
                                                               4,180,042
                                                           -------------
  LEISURE EQUIPMENT & PRODUCTS (0.5%)
    Hasbro, Inc............................      82,500        1,442,925
                                                           -------------
  MEDIA (3.8%)
    AOL Time Warner, Inc. (a)..............     150,000        2,413,500
    Belo Corp., Class A....................      40,000          894,400
    Entravision Communications
      Corp., Class A (a)...................     125,000        1,418,750
    Hughes Electronics Corp................     100,000        1,281,000
    Liberty Media Corp. (a)................     100,000        1,156,000
    Martha Stewart Living
      Omnimedia, Inc., Class A (a).........      50,000          469,500
    Media General, Inc., Class A...........      22,500        1,287,000
    Metro-Goldwyn-Mayer, Inc. (a)..........      50,000          621,000
    Sinclair Broadcast Group, Inc.,
      Class A (a)..........................      40,000          464,400
                                                           -------------
                                                              10,005,550
                                                           -------------
  MULTI-LINE RETAIL (2.0%)
    Dillard's, Inc., Class A...............     100,000        1,347,000
    Dollar General Corp....................      67,500        1,232,550
    Stockmann Oyj, Class B.................      70,000        1,239,970
    Target Corp............................      37,500        1,419,000
                                                           -------------
                                                               5,238,520
                                                           -------------
  SPECIALTY RETAIL (2.4%)
    Borders Group, Inc. (a)................      30,000          528,300
    CarMax, Inc. (a).......................      50,000        1,507,500


                                              SHARES           VALUE
                                            -----------    -------------
    Circuit City Stores, Inc...............      50,000    $     440,000
    Friedman's, Inc., Class A..............     150,000        1,705,500
    Home Depot, Inc........................      37,500        1,242,000
    Talbots, Inc...........................      32,500          957,125
                                                           -------------
                                                               6,380,425
                                                           -------------
  TEXTILES, APPAREL & LUXURY GOODS (0.3%)
    Liz Claiborne, Inc.....................      20,000          705,000
                                                           -------------
CONSUMER STAPLES (4.3%)
  BEVERAGES (1.9%)
    Coca-Cola Co...........................      40,000        1,856,400
    Coca-Cola Femsa SA de CV, ADR..........      55,000        1,182,500
    Companhia de Bebidas
      das Americas, ADR....................      60,000        1,221,000
    Fomento Economico Mexicano
      SA de CV, ADR........................      20,000          824,000
                                                           -------------
                                                               5,083,900
                                                           -------------
  FOOD & DRUG RETAILING (0.7%)
    Longs Drug Stores Corp. ...............      67,500        1,120,500
    United Natural Foods, Inc. (a).........      30,000          844,200
                                                           -------------
                                                               1,964,700
                                                           -------------
  FOOD PRODUCTS (1.5%)
    Archer-Daniels-Midland Co..............     100,000        1,287,000
    Del Monte Foods Co. (a)................      50,000          442,000
    Delta and Pine Land Co.................      40,000          879,200
    Tyson Foods, Inc., Class A.............      50,000          531,000
    Wimm-Bill-Dann Foods, ADR (a)..........      38,100          773,430
                                                           -------------
                                                               3,912,630
                                                           -------------
  TOBACCO (0.2%)
    Altria Group, Inc......................      10,000          454,400
                                                           -------------
ENERGY (9.2%)
  ENERGY EQUIPMENT & SERVICES (4.9%)
    Core Laboratories NV (a)...............      75,000          810,000
    FMC Technologies, Inc. (a).............      75,000        1,578,750
    GlobalSantaFe Corp.....................      47,500        1,108,650
    Grant Prideco, Inc. (a)................      75,000          881,250
    Halliburton Co.........................      67,500        1,552,500
    Maverick Tube Corp. (a)................      50,000          957,500
    Newpark Resources, Inc. (a)............     100,000          548,000
    Schlumberger Ltd.......................      40,000        1,902,800
    Transocean, Inc. (a)...................      75,000        1,647,750
    Universal Compression Holdings,
      Inc. (a).............................     100,000        2,086,000
                                                           -------------
                                                              13,073,200
                                                           -------------
  OIL & GAS (4.3%)
    Anadarko Petroleum Corp................      20,000          889,400
    BP PLC, ADR............................      42,500        1,785,850



                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                              SHARES           VALUE
                                            -----------    -------------
    Chesapeake Energy Corp.................     100,000    $   1,010,000
    China Petroleum and Chemical
      Corp., ADR...........................      50,000        1,207,500
    Cimarex Energy Co. (a).................      75,002        1,781,298
    ConocoPhillips.........................      35,385        1,939,098
    Stelmar Shipping Ltd. (a)..............      50,000          838,000
    Unocal Corp............................      30,000          860,700
    YUKOS, ADR.............................      18,750        1,043,438
                                                           -------------
                                                              11,355,284
                                                           -------------
FINANCIALS (11.8%)
  BANKS (4.9%)
    Banco Bradesco SA, ADR.................      45,000          373,600
    Bank One Corp. ........................      40,000        1,487,200
    Banner Corp............................      20,000          409,800
    Columbia Banking Systems, Inc..........      75,000        1,343,250
    Fifth Third Bancorp....................      37,500        2,150,250
    HSBC Holdings PLC, ADR.................   1,453,031        1,477,750
    PNC Financial Services Group...........      20,000          976,200
    U.S. Bancorp...........................      75,000        1,837,500
    Wachovia Corp..........................      75,000        2,997,000
                                                           -------------
                                                              13,052,550
                                                           -------------
  DIVERSIFIED FINANCIALS (3.1%)
    Bank of New York Co., Inc..............      40,000        1,150,000
    Citigroup, Inc.........................      57,500        2,461,000
    Financial Federal Corp.................      30,000          732,000
    Freddie Mac............................      15,000          761,550
    GATX Corp..............................      37,500          613,125
    J.P. Morgan Chase & Co. ...............      50,000        1,709,000
    Mellon Financial Corp..................      30,000          832,500
                                                           -------------
                                                               8,259,175
                                                           -------------
  INSURANCE (3.0%)
    American International Group,
      Inc. ................................      50,000        2,759,000
    Aon Corp...............................      40,000          963,200
    Chubb Corp.............................      10,000          600,000
    John Hancock Financial Services,
      Inc. ................................      30,000          921,900
    Lincoln National Corp..................      20,000          712,600
    St. Paul Companies, Inc................      20,000          730,200
    Wesco Financial Corp. .................       4,000        1,248,000
                                                           -------------
                                                               7,934,900
                                                           -------------
  REAL ESTATE (0.8%)
    Crescent Real Estate Equities Co.......      75,000        1,245,750
    Post Properties, Inc...................      30,000          795,000
                                                           -------------
                                                               2,040,750
                                                           -------------

                                              SHARES          VALUE
                                            -----------    -------------
HEALTH CARE (7.4%)
  HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
    Baxter International, Inc..............      20,000    $     520,000
    Millipore Corp. (a)....................      50,000        2,218,500
                                                           -------------
                                                               2,738,500
                                                           -------------
  HEALTH CARE PROVIDERS & SERVICES (0.7%)
    McKesson Corp..........................      40,000        1,429,600
    Service Corp. International (a)........      75,000          290,250
                                                           -------------
                                                               1,719,850
                                                           -------------
  PHARMACEUTICALS (5.7%)
    Abbott Laboratories....................      40,000        1,750,400
    Bristol-Myers Squibb Co................      77,500        2,104,125
    Elan Corp. PLC, ADR (a)................      50,000          282,000
    Gedeon Richter Ltd.....................      20,000        1,412,043
    Mylan Laboratories, Inc................      60,000        2,086,200
    Novartis AG, ADR.......................      40,000        1,592,400
    Pfizer, Inc............................      50,000        1,707,500
    Schering AG, ADR.......................      15,000          726,900
    Schering-Plough Corp...................      65,000        1,209,000
    Shire Pharmaceuticals Group
      PLC, ADR (a).........................      50,000          985,000
    Wyeth..................................      30,000        1,366,500
                                                           -------------
                                                              15,222,068
                                                           -------------
INDUSTRIALS (12.1%)
  AEROSPACE & DEFENSE (0.9%)
    Honeywell International, Inc...........      20,000          537,000
    Northrop Grumman Corp. ................      10,000          862,900
    Raytheon Co............................      30,000          985,200
                                                           -------------
                                                               2,385,100
                                                           -------------
  AIR FREIGHT & LOGISTICS (0.4%)
    Ryder System, Inc......................      40,600        1,040,172
                                                           -------------
  COMMERCIAL SERVICES & SUPPLIES (2.4%)
    Cendant Corp...........................     125,000        2,290,000
    Copart, Inc. (a).......................      86,400          816,480
    G&K Services, Inc., Class A............      30,000          888,000
    Ionics, Inc. (a).......................      47,500        1,062,575
    Waste Management, Inc. ................      55,000        1,324,950
                                                           -------------
                                                               6,382,005
                                                           -------------
  CONSTRUCTION & ENGINEERING (0.3%)
    Chicago Bridge & Iron Co.,
      NY Registered Shares.................      40,000          907,200
                                                           -------------
  ELECTRICAL EQUIPMENT (1.4%)
    Cooper Industries Ltd., Class A........      40,000        1,652,000
    Emerson Electric Co....................      22,500        1,149,750
    Rockwell Automation, Inc...............      35,000          834,400
                                                           -------------
                                                               3,636,150
                                                           -------------


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA STRATEGIC VALUE FUND (CONT.)
JUNE 30, 2003 (UNAUDITED)

                                              SHARES           VALUE
                                            -----------    -------------
  INDUSTRIAL CONGLOMERATES (2.4%)
    3M Co..................................      35,000    $   4,514,300
    Textron, Inc...........................      50,000        1,951,000
                                                           -------------
                                                               6,465,300
                                                           -------------
  MACHINERY (3.6%)
    Caterpillar, Inc.......................      50,000        2,783,000
    Eaton Corp.............................      30,000        2,358,300
    Flowserve Corp. (a)....................      40,000          786,800
    Joy Global, Inc. (a)...................      50,000          738,500
    Navistar International Corp............      40,000        1,305,200
    Timken Co..............................      50,000          875,500
    Trinity Industries, Inc................      30,000          555,300
                                                           -------------
                                                               9,402,600
                                                           -------------
  MARINE (0.4%)
    Alexander & Baldwin, Inc...............      40,000        1,061,200
                                                           -------------
  ROAD & RAIL (0.3%)
    Kansas City Southern (a)...............      65,000          781,950
                                                           -------------
INFORMATION TECHNOLOGY (10.2%)
  COMMUNICATIONS EQUIPMENT (2.4%)
    Andrew Corp. (a).......................      30,000          276,000
    Comverse Technology, Inc. (a)..........     100,000        1,503,000
    Corning, Inc. (a)......................     100,000          739,000
    Lucent Technologies, Inc. (a)..........     100,000          203,000
    Motorola, Inc..........................      67,500          636,525
    Nortel Networks Corp. (a)..............     100,000          270,000
    Polycom, Inc. (a)......................     112,500        1,559,250
    Telefonaktiebolaget LM Ericsson,
      ADR..................................      50,000          531,500
    Tellabs, Inc. (a)......................     100,000          657,000
                                                           -------------
                                                               6,375,275
                                                           -------------
  COMPUTERS & PERIPHERALS (0.9%)
    SanDisk Corp. (a)......................      50,000        2,017,500
    Sun Microsystems, Inc. (a).............     100,000          460,000
                                                           -------------
                                                               2,477,500
                                                           -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS (1.9%)
    Celestica, Inc. (a)....................      75,000        1,182,000
    Flextronics International Ltd. (a).....      75,000          779,250
    Methode Electronics, Inc., Class A.....     100,000        1,075,000
    Solectron Corp. (a)....................     125,000          467,500
    Waters Corp. (a).......................      50,000        1,456,500
                                                           -------------
                                                               4,960,250
                                                           -------------
  IT SERVICES (0.6%)
    Concord EFS, Inc. (a)..................      50,000          736,000
    Convergys Corp. (a)....................      50,000          800,000
                                                           -------------
                                                               1,536,000
                                                           -------------

                                              SHARES           VALUE
                                            -----------    -------------
  SEMICONDUCTOR EQUIPMENT & PRODUCTS (3.5%)
    Atmel Corp. (a)........................     100,000    $     253,000
    Axcelis Technologies, Inc. (a).........     100,000          612,000
    FEI Co. (a)............................      60,000        1,125,600
    Micron Technology, Inc.................      67,500          785,025
    Mykrolis Corp. (a).....................     100,000        1,015,000
    Samsung Electronics Co.,
      Ltd., GDR (b)........................      12,500        1,859,375
    Teradyne, Inc. (a).....................      87,500        1,514,625
    Texas Instruments, Inc.................     125,000        2,200,000
                                                           -------------
                                                               9,364,625
                                                           -------------
  SOFTWARE (0.9%)
    Autodesk, Inc..........................      75,000        1,212,000
    SAP AG, ADR............................      37,500        1,095,750
                                                           -------------
                                                               2,307,750
                                                           -------------
MATERIALS (8.1%)
  CHEMICALS (3.5%)
    A. Schulman, Inc.......................      75,000        1,204,500
    Calgon Carbon Corp.....................      40,000          230,000
    Dow Chemical Co........................      50,000        1,548,000
    Eastman Chemical Co....................      50,000        1,583,500
    H.B. Fuller Co.........................      40,000          880,800
    Olin Corp..............................      50,000          855,000
    Potash Corp. of Saskatchewan,
      Inc..................................      32,500        2,080,000
    Rohm and Haas Co.......................      30,000          930,900
                                                           -------------
                                                               9,312,700
                                                           -------------
  CONSTRUCTION MATERIALS (0.3%)
    Martin Marietta Materials, Inc.........      20,000          672,200
                                                           -------------
  CONTAINERS & PACKAGING (1.6%)
    Sealed Air Corp. (a)...................      47,500        2,263,850
    Smurfit-Stone Container
      Corp. (a)............................      55,000          716,650
    Temple-Inland, Inc.....................      32,500        1,394,575
                                                           -------------
                                                               4,375,075
                                                           -------------
  METALS & MINING (0.9%)
    Barrick Gold Corp. ....................      50,000          895,000
    CONSOL Energy, Inc.....................      62,500        1,421,250
                                                           -------------
                                                               2,316,250
                                                           -------------
  PAPER & FOREST PRODUCTS (1.8%)
    Abitibi-Consolidated, Inc..............      50,000          320,500
    Georgia-Pacific Corp...................      75,000        1,421,250
    MeadWestvaco Corp......................      37,500          926,250
    Potlatch Corp..........................      30,000          772,500
    Votorantim Celulose e Papel
      SA, ADR..............................      75,000        1,450,500
                                                           -------------
                                                               4,891,000
                                                           -------------


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                              SHARES           VALUE
                                            -----------    -------------
TELECOMMUNICATION SERVICES (4.3%)
  DIVERSIFIED TELECOMMUNICATION SERVICES (2.3%)
    AT&T Corp. (a).........................      57,500    $   1,106,875
    PT Telekomunikasi
      Indonesia, ADR.......................     150,000        1,680,000
    SBC Communications, Inc................      75,000        1,916,250
    Verizon Communications, Inc............      35,000        1,380,750
                                                           -------------
                                                               6,083,875
                                                           -------------
  WIRELESS TELECOMMUNICATION SERVICES (2.0%)
    AT&T Wireless Services, Inc. (a).......     100,000          821,000
    Millicom International Cellular
      SA (a)...............................      45,000        1,179,450
    Vimpel-Communications, ADR (a).........      70,000        3,250,800
                                                           -------------
                                                               5,251,250
                                                           -------------
UTILITIES (1.9%)
  ELECTRIC UTILITIES (0.7%)
    TECO Energy, Inc.......................     100,000        1,199,000
    Xcel Energy, Inc.......................      50,000          752,000
                                                           -------------
                                                               1,951,000
                                                           -------------
  MULTI-UTILITIES & UNREGULATED POWER (0.9%)
    Aquila, Inc............................     100,000          258,000
    Duke Energy Corp.......................      42,500          847,875
    El Paso Corp...........................      50,000          404,000
    Mirant Corp. (a).......................      50,000          145,000
    Westar Energy, Inc.....................      40,000          649,200
                                                           -------------
                                                               2,304,075
                                                           -------------
  WATER UTILITIES (0.3%)
    California Water Service Group.........      30,000          843,600
                                                           -------------

Total Common Stocks
      (Cost of $192,724,545)...............                  220,670,026
                                                           -------------

INVESTMENT MANAGEMENT COMPANY (0.5%)
    Japan Smaller Capitalization
      Fund, Inc.
      (Cost of $984,539)...................     150,000        1,240,500
                                                           -------------
SHORT-TERM OBLIGATION (16.4%)                    PAR
    Repurchase agreement with State
      Street Bank & Trust Co., dated
      06/30/03, due 07/01/03 at 0.950%,
      collateralized by a U.S. Treasury
      Note maturing 12/31/04,
      market value of $44,450,900
      (repurchase proceeds $43,580,150)
      (Cost of $43,579,000)................ $43,579,000       43,579,000
                                                           -------------


                                                                VALUE
                                                                -----
TOTAL INVESTMENTS (100.1%)
      (Cost of $237,288,084) (c)...........                $ 265,489,526
                                                           -------------
OTHER ASSETS & LIABILITIES, NET (-0.1%)....                     (288,328)
                                                           -------------
NET ASSETS (100.0%)........................                $ 265,201,198
                                                           =============

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing.
(b) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of this security amounted to $1,859,375, which represents 0.7% of net assets.
(c) Cost for both financial statement and federal income tax purposes is the same.

                   ACRONYM                          NAME
                   -------                          ----
                     ADR                 American Depositary Receipt
                     GDR                  Global Depositary Receipt

COLUMBIA BALANCED FUND
JUNE 30, 2003 (UNAUDITED)

                                             SHARES            VALUE
                                            -----------    -------------
COMMON STOCKS (61.5%)
CONSUMER DISCRETIONARY (10.1%)
  HOTELS, RESTAURANTS & LEISURE (3.2%)
    Carnival Corp..........................      68,300    $   2,220,433
    Hilton Hotels Corp.....................     156,675        2,003,873
    McDonald's Corp........................     335,200        7,394,512
    Royal Caribbean Cruises Ltd............     204,200        4,729,272
    Yum! Brands, Inc. (a)..................     141,900        4,194,564
                                                           -------------
                                                              20,542,654
                                                           -------------
  INTERNET & CATALOG RETAIL (0.2%)
    eBay, Inc. (a).........................      10,500        1,093,890
                                                           -------------
  MEDIA (2.4%)
    AOL Time Warner, Inc. (a)..............     296,212        4,766,051
    Clear Channel Communications,
      Inc. (a).............................      46,825        1,984,912
    Comcast Corp., Class A (a).............      69,556        2,099,200
    Interpublic Group of Companies,
      Inc. ................................      88,600        1,185,468
    Liberty Media Corp., Class A (a).......     343,579        3,971,773
    Viacom, Inc., Class B (a)..............      43,400        1,894,844
                                                           -------------
                                                              15,902,248
                                                           -------------
  MULTI-LINE RETAIL (3.1%)
    Dollar General Corp....................     169,250        3,090,505
    Kohl's Corp. (a).......................     125,520        6,449,218
    Target Corp. ..........................     171,500        6,489,560
    Wal-Mart Stores, Inc...................      70,080        3,761,194
                                                           -------------
                                                              19,790,477
                                                           -------------


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA BALANCED FUND (CONT.)
JUNE 30, 2003 (UNAUDITED)

                                              SHARES           VALUE
                                            -----------    -------------
  SPECIALTY RETAIL (1.2%)
    Home Depot, Inc........................     189,000    $   6,259,680
    Lowe's Companies, Inc..................      43,150        1,853,293
                                                           -------------
                                                               8,112,973
                                                           -------------
CONSUMER STAPLES (2.8%)
  BEVERAGES (0.6%)
    PepsiCo, Inc...........................      88,975        3,959,388
                                                           -------------
  FOOD PRODUCTS (0.2%)
    Hershey Foods Corp. ...................      13,900          968,274
                                                           -------------
  HOUSEHOLD PRODUCTS (0.2%)
    Procter & Gamble Co....................      13,625        1,215,077
                                                           -------------
  PERSONAL PRODUCTS (0.7%)
    Alberto-Culver Co., Class B............      63,125        3,225,688
    Gillette Co............................      44,725        1,424,938
                                                           -------------
                                                               4,650,626
                                                           -------------
  TOBACCO (1.1%)
    Altria Group, Inc......................     159,675        7,255,632
                                                           -------------
ENERGY (4.3%)
  ENERGY EQUIPMENT & SERVICES (1.5%)
    BJ Services Co. (a)....................      50,000        1,868,000
    ENSCO International, Inc...............      76,850        2,067,265
    Nabors Industries Ltd. (a).............      43,600        1,724,380
    Noble Corp. (a)........................      50,825        1,743,298
    Schlumberger Ltd.......................      55,500        2,640,135
                                                           -------------
                                                              10,043,078
                                                           -------------
  OIL & GAS (2.8%)
    Apache Corp............................      71,404        4,645,544
    ConocoPhillips.........................      41,450        2,271,460
    Devon Energy Corp......................      38,150        2,037,210
    EOG Resources, Inc.....................      35,175        1,471,722
    Equitable Resources, Inc...............      38,900        1,584,786
    Exxon Mobil Corp. .....................     131,884        4,735,954
    Pioneer Natural Resources Co...........      39,300        1,025,730
                                                           -------------
                                                              17,772,406
                                                           -------------
FINANCIALS (13.0%)
  BANKS (2.9%)
    Bank of America Corp...................     110,610        8,741,508
    Bank One Corp..........................      95,575        3,553,478
    Fifth Third Bancorp....................      34,875        1,999,733
    U.S. Bancorp...........................     169,300        4,147,850
                                                           -------------
                                                              18,442,569
                                                           -------------


                                              SHARES           VALUE
                                            -----------    -------------
  DIVERSIFIED FINANCIALS (6.8%)
    American Express Co....................     198,425    $   8,296,149
    Citigroup, Inc.........................     399,093       17,081,180
    Fannie Mae.............................      37,425        2,523,942
    Goldman Sachs Group, Inc...............      33,300        2,788,875
    J.P. Morgan Chase & Co.................     206,815        7,068,937
    Merrill Lynch & Co., Inc...............      65,200        3,043,536
    Morgan Stanley.........................      29,375        1,255,781
    Principal Financial Group, Inc.........      61,500        1,983,375
                                                           -------------
                                                              44,041,775
                                                           -------------
  INSURANCE (3.3%)
    American International Group, Inc......      99,862        5,510,385
    Aon Corp...............................      66,000        1,589,280
    Chubb Corp.............................      82,700        4,962,000
    Hartford Financial Services
      Group, Inc...........................      81,800        4,119,448
    Marsh & McLennan Companies,
      Inc. ................................      65,000        3,319,550
    Prudential Financial, Inc..............      60,900        2,049,285
                                                           -------------
                                                              21,549,948
                                                           -------------
HEALTH CARE (10.6%)
  BIOTECHNOLOGY (0.9%)
    Amgen, Inc. (a)........................      62,733        4,167,981
    Biogen, Inc. (a).......................      35,200        1,337,600
    IDEC Pharmaceuticals Corp. (a).........      17,800          605,200
                                                           -------------
                                                               6,110,781
                                                           -------------
  HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
    Applera Corp...........................      81,300        1,547,139
    Becton, Dickinson & Co.................     102,500        3,982,125
                                                           -------------
                                                               5,529,264
                                                           -------------
  HEALTH CARE PROVIDERS & SERVICES (2.0%)
    Aetna, Inc.............................      33,500        2,016,700
    Caremark Rx, Inc. (a)..................      98,200        2,521,776
    McKesson Corp..........................      84,450        3,053,983
    UnitedHealth Group, Inc................      70,800        3,557,700
    WellPoint Health Networks, Inc.........      24,375        2,054,812
                                                           -------------
                                                              13,204,971
                                                           -------------
  PHARMACEUTICALS (6.8%)
    Abbott Laboratories....................      88,910        3,890,702
    Bristol-Myers Squibb Co................     168,544        4,575,970
    Johnson & Johnson......................     136,125        7,037,663
    Merck & Co., Inc.......................     100,950        6,112,522
    Pfizer, Inc............................     490,790       16,760,479
    Shire Pharmaceuticals Group
      PLC, ADR (a).........................      75,200        1,481,440
    Wyeth..................................      87,600        3,990,180
                                                           -------------
                                                              43,848,956
                                                           -------------


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                              SHARES           VALUE
                                            -----------    -------------
INDUSTRIALS (6.1%)
  AEROSPACE & DEFENSE (1.9%)
    L-3 Communications Holdings,
      Inc. (a).............................      97,500    $   4,240,275
    Lockheed Martin Corp...................      84,400        4,014,908
    Northrop Grumman Corp. ................      46,800        4,038,372
                                                           -------------
                                                              12,293,555
                                                           -------------
  AIR FREIGHT & LOGISTICS (0.3%)
    FedEx Corp. ...........................      31,825        1,974,105
                                                           -------------
  COMMERCIAL SERVICES & SUPPLIES (1.1%)
    First Data Corp........................      45,825        1,898,988
    Waste Management, Inc. ................     214,125        5,158,271
                                                           -------------
                                                               7,057,259
                                                           -------------
  INDUSTRIAL CONGLOMERATES (2.2%)
    3M Co..................................      29,800        3,843,604
    General Electric Co....................     364,675       10,458,879
                                                           -------------
                                                              14,302,483
                                                           -------------
  MACHINERY (0.6%)
    Deere & Co. ...........................      87,600        4,003,320
                                                           -------------
INFORMATION TECHNOLOGY (10.4%)
  COMMUNICATIONS EQUIPMENT (1.5%)
    Cisco Systems, Inc. (a)................     216,385        3,611,466
    Emulex Corp. (a).......................     114,380        2,604,433
    QUALCOMM, Inc..........................      97,700        3,492,775
                                                           -------------
                                                               9,708,674
                                                           -------------
  COMPUTERS & PERIPHERALS (0.4%)
    EMC Corp. (a)..........................     121,700        1,274,199
    Hewlett-Packard Co.....................      66,600        1,418,580
                                                           -------------
                                                               2,692,779
                                                           -------------
  INTERNET SOFTWARE & SERVICES (0.6%)
    Yahoo!, Inc. (a).......................     108,000        3,538,080
                                                           -------------
  SEMICONDUCTOR EQUIPMENT & PRODUCTS (3.9%)
    Broadcom Corp., Class A (a)............      74,400        1,853,304
    Intel Corp.............................     128,675        2,674,381
    Intersil Corp., Class A (a)............     107,400        2,857,914
    Linear Technology Corp.................      83,400        2,686,314
    Marvell Technology Group Ltd. (a)......      90,700        3,117,359
    Maxim Integrated Products, Inc.........      14,650          500,883
    National Semiconductor Corp. (a).......      83,500        1,646,620
    NVIDIA Corp. (a).......................      68,600        1,578,486
    Silicon Laboratories, Inc. (a).........      87,300        2,325,672
    Taiwan Semiconductor
      Manufacturing Co., Ltd., ADR (a).....     266,990        2,691,259
    Texas Instruments, Inc.................      55,900          983,840
    Vitesse Semiconductor Corp. (a)........     180,900          890,028
    Xilinx, Inc. (a).......................      57,100        1,445,201
                                                           -------------
                                                              25,251,261
                                                           -------------

                                              SHARES           VALUE
                                            -----------    -------------
  SOFTWARE (4.0%)
    BEA Systems, Inc. (a)..................     124,600    $   1,353,156
    Computer Associates
      International, Inc...................      75,500        1,682,140
    Mercury Interactive Corp. (a)..........      54,400        2,100,384
    Microsoft Corp.........................     558,475       14,302,545
    Oracle Corp. (a).......................     152,900        1,837,858
    Symantec Corp. (a).....................      46,175        2,025,235
    VERITAS Software Corp. (a).............      89,700        2,571,699
                                                           -------------
                                                              25,873,017
                                                           -------------
MATERIALS (0.3%)
  CHEMICALS (0.3%)
    Praxair, Inc...........................      33,850        2,034,385
                                                           -------------
TELECOMMUNICATION SERVICES (2.4%)
  DIVERSIFIED TELECOMMUNICATION SERVICES (2.1%)
    BellSouth Corp.........................     164,100        4,369,983
    SBC Communications, Inc................     163,525        4,178,064
    Verizon Communications, Inc............     132,700        5,235,015
                                                           -------------
                                                              13,783,062
                                                           -------------
  WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    Vodafone Group PLC, ADR................     109,950        2,160,517
                                                           -------------
UTILITIES (1.5%)
  MULTI-UTILITIES & UNREGULATED POWER (1.5%)
    Ameren Corp............................      34,500        1,521,450
    Consolidated Edison, Inc...............      63,700        2,756,936
    DTE Energy Co..........................     107,300        4,146,072
    Pinnacle West Capital Corp.............      25,800          966,210
                                                           -------------
                                                               9,390,668
                                                           -------------
Total Common Stocks
      (Cost of $341,759,709)...............                  398,098,152
                                                           -------------
PREFERRED STOCK (0.3%)
CONSUMER DISCRETIONARY (0.3%)
  MEDIA (0.3%)
    News Corp., Ltd., ADR
      (Cost of $1,811,447).................      85,825        2,149,916
                                                           -------------
U.S. GOVERNMENT & AGENCY
   SECURITIES (14.6%)                            PAR
  U.S. TREASURY NOTES & BONDS (6.0%)
    U.S. Treasury Bonds:
      6.250% 08/15/23...................... $ 6,675,000        8,178,444
      8.875% 08/15/17......................   2,970,000        4,493,981
    U.S. Treasury Inflation Index Note,
      3.625% 01/15/08......................  10,996,644       12,340,302


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA BALANCED FUND (CONT.)
JUNE 30, 2003 (UNAUDITED)
                                               PAR             VALUE
                                            -----------    -------------
    U.S. Treasury Notes:
      3.500% 11/15/06...................... $ 9,725,000    $  10,254,186
      4.875% 02/15/12......................   3,250,000        3,613,597
                                                           -------------
                                                              38,880,510
                                                           -------------
  GOVERNMENT NATIONAL MORTGAGE
    ASSOCIATION (GNMA) (0.4%)
    7.000% 10/15/31 - 05/15/32.............   2,595,610        2,742,423
                                                           -------------
  FEDERAL HOME LOAN MORTGAGE
    CORP. (FHLMC) (2.6%)
    5.000% TBA (b).........................   6,350,000        6,558,357
    6.000% 03/01/17 - 08/01/17.............   5,571,127        5,795,427
    6.500% 05/01/32 - 08/01/32.............   3,917,682        4,078,064
                                                           -------------
                                                              16,431,848
                                                           -------------
  FEDERAL NATIONAL MORTGAGE
    ASSOCIATION (FNMA) (2.4%)
    5.000% TBA (b).........................  13,760,000       14,215,800
    5.928% 07/01/32........................   1,459,362        1,512,719
                                                           -------------
                                                              15,728,519
                                                           -------------
  FEDERAL HOUSING ADMINISTRATION (FHA) (0.2%)
    FHA Insured Project,
      Pool #53-43077,
      9.125% 03/25/33......................   1,555,180        1,552,636
                                                           -------------
  AGENCY COLLATERALIZED MORTGAGE
    OBLIGATIONS (3.0%)
    FHLMC Multiclass Mtg. Partn. Ctfs., Gtd.:
      Series 2235, Class VN,
      7.000% 06/15/14......................   3,980,000        4,085,316
      Series 2462, Class JE,
      6.500% 11/15/30......................   1,810,000        1,884,316
    FNMA Gtd. Remic Pass Thru Ctfs.:
      Remic Tr. 2001-55, Class PC,
      6.500% 10/25/31......................   5,090,000        5,294,918
      Remic Tr. 2001-56, Class KD,
      6.500% 07/25/30......................   2,260,000        2,321,088
      Remic Tr. 2002-8, Class PD,
      6.500% 07/25/30......................   3,570,000        3,696,880
      Remic Tr. 2002-27, Class OG,
      6.500% 12/25/30......................   1,820,000        1,881,737
                                                           -------------
                                                              19,164,255
                                                           -------------
Total U.S. Government & Agency Securities
      (Cost of $91,716,704)................                   94,500,191
                                                           -------------
CORPORATE NOTES & BONDS (13.6%)
INDUSTRIALS (6.8%)
    Abitibi-Consolidated, Inc.,
      6.000% 06/20/13......................     100,000           95,176


                                               PAR             VALUE
                                            -----------    -------------
    Advance PCS,
      8.500% 04/01/08...................... $   250,000    $     268,750
    Airgas, Inc.,
      9.125% 10/01/11......................      50,000           55,625
    Alcan, Inc.,
      7.250% 03/15/31......................     675,000          842,476
    Allied Waste North America, Inc.,
      10.000% 08/01/09.....................     250,000          265,625
    American Axle & Manufacturing, Inc.,
      9.750% 03/01/09......................     250,000          268,750
    American Home Products Corp.,
      6.250% 03/15/06......................   1,370,000        1,520,056
    AmerisourceBergen Corp.,
      8.125% 09/01/08......................     125,000          137,500
    Anadarko Finance Co.,
      7.500% 05/01/31......................   1,250,000        1,575,438
    Anthem, Inc.,
      6.800% 08/01/12......................     925,000        1,081,776
    Apogent Technologies, Inc.,
      6.500% 05/15/13 (c)..................      25,000           25,813
    Arch Western Finance,
      6.750% 07/01/13 (c)..................     155,000          159,650
    AT&T Corp.,
      8.500% 11/15/31......................     650,000          739,591
    Ball Corp.,
      7.750% 08/01/06......................     250,000          273,750
    Boeing Co.,
      6.125% 02/15/33......................     850,000          890,659
    British Sky Broadcasting Group,
      7.300% 10/15/06......................     100,000          112,000
    Canadian National Railway Co.:
      6.450% 07/15/06......................     300,000          335,899
      7.195% 01/02/16......................     891,544        1,074,092
    Canandaigua Brands, Inc.,
      8.500% 03/01/09......................     250,000          262,500
    Cascades, Inc.,
      7.250% 02/15/13 (c)..................     115,000          121,037
    Chesapeake Energy Corp.:
      7.500% 09/15/13 (c)..................     145,000          154,063
      8.375% 11/01/08......................      50,000           54,125
      9.000% 08/15/12......................      20,000           22,300
    Cinemark USA, Inc.,
      9.000% 02/01/13 (c)..................     145,000          157,325
    Coca-Cola Enterprises, Inc.,
      6.750% 01/15/38......................   1,045,000        1,234,059
    Comcast Corp.,
      7.050% 03/15/33......................     375,000          418,143
    Coors Brewing Co.,
      6.375% 05/15/12......................     900,000        1,034,626
    Cott Beverages, Inc.,
      8.000% 12/15/11......................     250,000          270,000


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                PAR             VALUE
                                            -----------    -------------
    Cox Enterprises, Inc.,
      8.000% 02/15/07 (c).................. $ 1,050,000    $   1,230,611
    CSC Holdings, Inc.:
      8.125% 08/15/09......................      25,000           25,875
      9.875% 02/15/13......................     130,000          135,850
    DaimlerChrysler NA Holding Corp.,
      8.500% 01/18/31......................     475,000          561,128
    Dex Media East LLC,
      12.125% 11/15/12.....................      75,000           88,687
    Diageo Capital PLC,
      3.375% 03/20/08......................   1,100,000        1,125,488
    DirecTV Holdings,
      8.375% 03/15/13 (c)..................      95,000          105,925
    EquiStar Chemical:
      10.125% 09/01/08.....................      25,000           25,750
      10.625% 05/01/11 (c).................      25,000           25,625
    Ethyl Corp.,
      8.875% 05/01/10 (c)..................      50,000           51,000
    Extended Stay America, Inc.,
      9.875% 06/15/11......................     150,000          161,250
    General Electric Co.,
      5.000% 02/01/13......................   2,500,000        2,645,682
    Grant Prideco, Inc.:
      9.000% 12/15/09......................     220,000          244,200
      9.625% 12/01/07......................      15,000           16,575
    Harrah's Operating Co., Inc.,
      7.875% 12/15/05......................     125,000          135,938
    Hasbro, Inc.,
      8.500% 03/15/06......................     100,000          109,500
    HCA, Inc.,
      6.910% 06/15/05......................     200,000          212,178
    Houghton Mifflin Co.,
      9.875% 02/01/13 (c)..................     205,000          222,425
    International Business Machines Corp.,
      5.875% 11/29/32......................   1,700,000        1,830,079
    Iron Mountain, Inc.,
      7.750% 01/15/15......................     250,000          264,375
    John Deere Capital Corp.,
      3.900% 01/15/08......................     550,000          571,986
    K & F Industries, Inc.,
      9.625% 12/15/10......................     145,000          160,950
    KB Home,
      8.625% 12/15/08......................     250,000          283,750
    Key Energy Services, Inc.,
      6.375% 05/01/13......................      80,000           81,200
    L-3 Communications Corp.,
      7.625% 06/15/12......................     175,000          192,500
    Lamar Media Corp.,
      8.625% 09/15/07......................     125,000          129,688
    Lear Corp.,
      7.960% 05/15/05......................     250,000          266,250


                                               PAR             VALUE
                                            -----------    -------------
    LIN Television Corp.,
      6.500% 05/15/13 (c).................. $   125,000    $     124,688
      Lowe's Companies, Inc.,
      6.500% 03/15/29......................     700,000          796,471
    Mediacom LLC,
      9.500% 01/15/13......................     200,000          211,500
    Newell Rubbermaid, Inc.,
      4.000% 05/01/10......................     950,000          969,456
    Nextel Communications, Inc.:
      9.750% 10/31/07......................     150,000          155,250
      10.650% 09/15/07.....................     100,000          103,250
    Occidental Petroleum Corp.,
      4.250% 03/15/10......................     775,000          809,728
    Offshore Logistics, Inc.,
      6.125% 06/15/13 (c)..................     205,000          205,513
    Omnicare, Inc.,
      8.125% 03/15/11......................     250,000          271,250
    Owens-Illinois, Inc.,
      7.350% 05/15/08......................     150,000          150,000
    Park Place Entertainment Corp.,
      9.375% 02/15/07......................     250,000          276,875
    Peabody Energy Corp.,
      6.875% 03/15/13 (c)..................     150,000          157,125
    PepsiAmericas, Inc.,
      3.875% 09/12/07......................   1,450,000        1,499,803
    Premier Parks, Inc.,
      9.750% 06/15/07......................      75,000           74,250
    Province Healthcare Co.,
      7.500% 06/01/13......................      50,000           49,250
    R.H. Donnelley Financial Corp.:
      8.875% 12/15/10 (c)..................      30,000           33,150
      10.875% 12/15/12 (c).................     215,000          250,475
    Rogers Cable, Inc.:
      6.250% 06/15/13 (c)..................      50,000           49,875
      7.875% 05/01/12......................     185,000          201,650
    Scotts Co.,
      8.625% 01/15/09......................     240,000          256,800
    Select Medical Corp.,
      9.500% 06/15/09......................     275,000          298,719
    Silgan Holdings, Inc.,
      9.000% 06/01/09......................     250,000          258,750
    Sinclair Broadcasting Group, Inc.:
      8.000% 03/15/12......................      30,000           32,025
      8.000% 03/15/12 (c)..................     190,000          202,825
    Smurfit-Stone Container Corp.:
      8.250% 10/01/12......................      55,000           58,988
      9.750% 01/01/11......................      35,000           38,325
    Speedway Motorsports, Inc.,
      6.750% 06/01/13 (c)..................     100,000          103,500
    Starwood Hotels & Resorts Worldwide, Inc.,
      7.375% 05/01/07......................     100,000          105,250


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


COLUMBIA BALANCED FUND (CONT.)
JUNE 30, 2003 (UNAUDITED)

                                               PAR             VALUE
                                            -----------    -------------
    Station Casinos, Inc.:
      8.875% 12/01/08...................... $    50,000    $      52,500
      9.875% 07/01/10......................     240,000          264,000
    Synagro Technologies, Inc.,
      9.500% 04/01/09......................      50,000           53,500
    TCI Communications, Inc.,
      7.250% 08/01/05......................     685,000          746,166
    Teekay Shipping Corp.,
      8.875% 07/15/11......................     300,000          328,875
    Time Warner, Inc.,
      7.975% 08/15/04......................   1,153,000        1,223,414
    Toll Corp.,
      7.750% 09/15/07......................     250,000          259,688
    Triad Hospitals, Inc.,
      8.750% 05/01/09......................     275,000          292,531
    Union Pacific Corp.,
      3.875% 02/15/09......................   1,000,000        1,023,326
    United Rentals, Inc.,
      10.750% 04/15/08.....................     250,000          273,125
    United Technologies Corp.,
      6.500% 06/01/09......................   1,685,000        1,990,426
    Universal Compression, Inc.,
      7.250% 05/15/10 (c)..................      50,000           51,750
    Verizon Global Funding Corp.,
      7.250% 12/01/10......................   1,800,000        2,165,513
    Viacom, Inc.,
      5.500% 05/15/33......................     425,000          424,040
    Vintage Petroleum, Inc.,
      9.750% 06/30/09......................     160,000          172,000
    Wal-Mart Stores, Inc.,
      4.375% 07/12/07......................   1,570,000        1,683,991
    Westport Resources Corp.,
      8.250% 11/01/11......................     265,000          290,175
    XTO Energy, Inc.,
      7.500% 04/15/12......................     300,000          340,500
    Yum! Brands, Inc.,
      8.500% 04/15/06......................     250,000          280,000
                                                           -------------
                                                              44,015,530
                                                           -------------
FINANCIALS (4.6%)
    American General Finance Corp.,
      5.375% 09/01/09......................     475,000          519,695
    Bank of America Corp.,
      7.800% 02/15/10......................   2,225,000        2,746,923
    Bank One Corp.,
      2.625% 06/30/08......................   1,300,000        1,279,548
    CIT Group, Inc.,
      7.250% 08/15/05......................     890,000          972,280


                                               PAR              VALUE
                                            -----------    -------------
    Citigroup, Inc.,
      7.250% 10/01/10...................... $ 1,565,000    $   1,898,935
    Ford Motor Credit Co.,
      7.375% 10/28/09......................   2,490,000        2,614,246
    General Motors Acceptance Corp.,
      4.500% 07/15/06......................   1,875,000        1,885,256
    Goldman Sachs Group, Inc.,
      6.125% 02/15/33......................     675,000          726,414
    Health Care Property Investors, Inc.,
      6.450% 06/25/12......................   1,200,000        1,307,930
    Health Care REIT, Inc.,
      7.500% 08/15/07......................     150,000          160,272
    Household Finance Corp.,
      6.400% 06/17/08......................   1,250,000        1,428,434
    iStar Financial, Inc.,
      8.750% 08/15/08......................      50,000           54,500
    Lehman Brothers Holdings, Inc.,
      4.000% 01/22/08......................   1,325,000        1,382,354
    Merrill Lynch & Co., Inc.,
      2.470% 03/10/06......................   1,250,000        1,262,441
    Morgan Stanley:
      4.250% 05/15/10......................     375,000          386,557
      6.100% 04/15/06......................     700,000          771,123
    SLM Corp.,
      5.125% 08/27/12......................   1,900,000        2,022,615
    US Bank NA,
      6.375% 08/01/11......................   2,050,000        2,396,956
    Wachovia Corp.,
      4.950% 11/01/06......................   2,100,000        2,288,282
    Washington Mutual, Inc.,
      5.625% 01/15/07......................   1,275,000        1,406,428
    Wells Fargo & Co.,
      7.250% 08/24/05......................   2,000,000        2,235,484
                                                           -------------
                                                              29,746,673
                                                           -------------
UTILITIES (1.1%)
    Dominion Resources, Inc.,
      2.800% 02/15/05......................   1,250,000        1,267,092
    FPL Group Capital, Inc.,
      6.125% 05/15/07......................   1,600,000        1,766,112
    Kinder Morgan Energy Partners LP,
      8.000% 03/15/05......................   1,475,000        1,626,059
    Pogo Producing Co.,
      8.250% 04/15/11......................      30,000           33,225
    Progress Energy, Inc.,
      7.75% 03/01/31.......................     500,000          602,835
    SEMCO Energy, Inc.,
      7.125% 05/15/08 (c)..................       5,000            5,225
    Southern Power Co.,
      6.250% 07/15/12......................   1,300,000        1,474,028
                                                           -------------
                                                               6,774,576
                                                           -------------


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                PAR             VALUE
                                            -----------    -------------
INTERNATIONAL (1.1%)
    Ontario Province,
      3.500% 09/17/07...................... $ 2,200,000    $   2,291,274
    Quebec Province,
      6.50% 01/17/06.......................   2,100,000        2,340,748
    Republic of Italy,
      2.500% 03/31/06......................   1,300,000        1,326,322
    United Mexican States,
      8.000% 09/24/22......................   1,150,000        1,290,875
                                                           -------------
                                                               7,249,219
                                                           -------------
Total Corporate Notes & Bonds
      (Cost of $80,187,186)................                   87,785,998
                                                           -------------
OTHER SECURITIZED LOANS (6.3%)
  ASSET-BACKED SECURITIES (3.6%)
    Cityscape Home Equity Loan Trust:
      Series 1997-B, Class A7,
      7.410% 05/25/28......................   1,665,402        1,710,238
      Series 1997-4, Class A4,
      7.440% 10/25/18......................   1,574,469        1,637,862
    First Alliance Mortgage Trust,
      Series 1996-1, Class A1,
      7.340% 06/20/27......................     323,909          323,961
    IMC Home Equity Loan Trust:
      Series 1997-3, Class A6,
      7.520% 08/20/28......................   1,157,766        1,201,510
      Series 1997-5, Class A9,
      7.310% 11/20/28......................   2,180,000        2,296,421
    Merit Securities Corp.,
      Series 13, Class A4,
      7.880% 12/28/33......................   3,980,000        3,970,314
    Salomon Brothers Mortgage
      Securities VII,
      Series 1998-AQ1, Class A5,
      7.150% 06/25/28......................   3,150,000        3,374,910
    SLM Student Loan Trust:
      Series 1997-3, Class A2,
      1.470% 10/25/10 (d)..................   3,763,286        3,787,644
      Series 1997-4, Class A2,
      1.657% 10/25/10 (d)..................   4,813,052        4,860,836
                                                           -------------
                                                              23,163,696
                                                           -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (1.7%)
    Bear Stearns Mortgage Securities, Inc.,
      Series 1996-2, Class A1,
      4.187% 01/28/25 (d)..................   1,114,352        1,114,328
    CMC Securities Corp. IV,
      Series 1997-2, Class IA12,
      7.250% 11/25/27......................     137,903          137,877


                                               PAR              VALUE
                                            -----------    -------------
    Countrywide Home Loans, Inc.,
      Series 2002-16, Class 1A1,
      6.500% 09/25/32...................... $   345,636    $     352,405
    First Nationwide Trust,
      Series 2000-1, Class IIA3,
      8.000% 10/25/30......................   3,750,356        3,807,831
    Residential Asset Securitization Trust,
      Series 2002-A7, Class A2,
      5.180% 01/25/27......................   4,544,165        4,592,277
    SACO I, Inc.,
      Series 1995-1, Class A,
      12.061% 09/25/24 (c)(d)..............     247,471          244,873
    Structured Asset Securities Corp.:
      Series 1999-ALS2, Class A2,
      6.750% 07/25/29......................     193,714          193,446
      Series 2001-12, Class 1A4,
      5.800% 09/25/31......................     399,194          402,872
                                                           -------------
                                                              10,845,909
                                                           -------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.0%)
    GMAC Commercial Mortgage Asset Corp.,
      Series 2001-FLAA, Class B1,
      1.680% 06/15/13 (c)(d)...............   1,441,796        1,440,478
    Nationslink Funding Corp.,
      Series 1999-SL, Class A5,
      6.888% 05/10/07......................   4,380,000        4,987,894
                                                           -------------
                                                               6,428,372
                                                           -------------
Total Other Securitized Loans
      (Cost of $39,219,652)................                   40,437,977
                                                           -------------
SHORT-TERM OBLIGATIONS (7.0%)
  U.S. TREASURY BILL (0.7%)
    1.165% 08/14/03........................   4,600,000        4,593,900
                                                           -------------
  REPURCHASE AGREEMENT (6.3%)
    Repurchase agreement with State
      Street Bank & Trust Co., dated
      06/30/03, due 07/01/03 at 0.950%,
      collateralized by a U.S. Treasury
      Note maturing 08/15/03, market
      value of $41,875,763 (repurchase
      proceeds $41,054,083)................  41,053,000       41,053,000
                                                           -------------
TOTAL SHORT-TERM OBLIGATIONS
      (Cost of $45,646,900)................                   45,646,900
                                                           -------------
TOTAL INVESTMENTS (103.3%)
      (Cost of $600,341,598) (e)...........                  668,619,134
                                                           -------------
OTHER ASSETS & LIABILITIES, NET (-3.3)%....                  (21,342,262)
                                                           -------------
NET ASSETS (100.0%)........................                $ 647,276,872
                                                           -------------


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA BALANCED FUND (CONT.)
JUNE 30, 2003 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing.
(b) This security, or a portion thereof, has been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and settlement date. The exact quantity purchased may be slightly more or less than the amount shown.
(c) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $5,122,951, which represents 0.8% of net assets.
(d) Variable rate security. The rate reported is the rate in effect at June 30, 2003.
(e) Cost for federal income tax purposes is $600,631,649.

                   ACRONYM                          NAME
                   -------                          ----
                     ADR                 American Depositary Receipt

COLUMBIA SHORT TERM BOND FUND
JUNE 30, 2003 (UNAUDITED)

                                               PAR             VALUE
                                            -----------    -------------
U.S. GOVERNMENT & AGENCY SECURITIES (28.6%)
  U.S. TREASURY NOTES & BONDS (5.0%)
    U.S. Treasury Notes,
    3.500% 11/15/06........................ $ 5,000,000    $   5,272,075
    U.S. Treasury Inflation Index Notes,
      3.625% 01/15/08......................  20,252,484       22,727,095
                                                           -------------
                                                              27,999,170
                                                           -------------
  U.S. AGENCY BONDS (1.2%)
    Federal Home Loan Bank,
    6.375% 11/14/03........................   5,250,000        5,354,606
    Federal Home Loan Mortgage Corp.,
    4.625% 03/22/06........................   1,000,000        1,008,022
    Federal National Mortgage Association,
    3.125% 11/15/03........................      75,000           75,603
    Morocco Government AID Bond,
      1.423% 05/01/23 (a)..................     500,000          495,000
                                                           -------------
                                                               6,933,231
                                                           -------------
  GOVERNMENT NATIONAL MORTGAGE
    ASSOCIATION (GNMA) (0.7%)
    6.500% 09/13/13 - 07/15/32.............   2,858,652        3,007,935
      7.000% 11/15/13 - 08/15/29...........     757,348          805,044
                                                           -------------
                                                               3,812,979
                                                           -------------
  FEDERAL HOME LOAN MORTGAGE
    CORP. (FHLMC) (7.2%)
    4.500% TBA (b).........................  15,100,000       15,416,164
    5.000% TBA (b).........................   7,130,000        7,363,950
    5.500% 05/01/17 - 12/01/17.............  12,810,233       13,290,595
    6.000% 10/01/06 - 08/01/17.............   2,772,566        2,877,419


                                               PAR             VALUE
                                            -----------    -------------

    7.000% 05/01/19........................ $     1,715    $       1,798
    7.500% 09/01/15........................     389,345          415,255
      8.500% 07/01/30......................     377,405          404,525
                                                           -------------
                                                              39,769,706
                                                           -------------
  FEDERAL NATIONAL MORTGAGE
    ASSOCIATION (FNMA) (9.9%)
    5.000% TBA (b).........................  39,450,000       40,756,781
    5.500% TBA (b).........................   6,000,000        6,232,500
    6.000% 03/01/09 - 05/01/17.............   5,772,294        5,992,880
    6.500% 03/01/02 - 07/01/32.............     327,500          343,977
    7.500% 08/01/15........................     362,751          388,234
    8.000% 05/01/05 - 07/01/31.............   1,301,551        1,397,847
                                                           -------------
                                                              55,112,219
                                                           -------------
  AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (4.6%)
    FHLMC:
     Series 1558, Class C,
     6.500% 07/15/23.......................     448,196          458,911
     Series 1839, Class C,
     6.500% 04/15/25.......................     215,566          216,760
     Series 2500, Class PE,
     6.000% 06/15/31.......................   1,430,000        1,494,850
     Series 2512, Class DB,
     5.000% 10/15/17.......................   2,953,815        2,954,664
     Multi-class Mtg. Partn. Ctfs., Gtd.:
     Series 1138,Class G,
     8.500% 09/15/06.......................     114,939          116,763
     Series 1283,Class K,
     7.000% 06/15/22.......................     600,988          621,263
     Series 2387,Class D,
     5.500% 12/15/26.......................   1,428,982        1,440,162
     Structured Pass Thru Securities,
     Series T-41, Class 1A1,
     3.340% 08/25/16.......................   1,225,491        1,224,688
    FNMA:
     Series 2001-34, Class AE,
     6.000% 07/25/29.......................   1,250,000        1,273,722
     Series 2001-55, Class PC,
     6.500% 10/25/31.......................   1,900,000        1,976,492
     Series 2002-42, Class A,
     6.000% 01/25/16.......................   1,821,853        1,872,236
     Series 2002-W6, Class 1A1,
     3.090% 12/25/28.......................   2,059,891        2,058,419
     Series 2003-29, Class WY,
     4.000% 04/25/33.......................   3,676,368        3,694,331
     Gtd. Remic Pass Thru Certificates:
     Remic Tr. 1991-146, Class Z,
     8.000% 10/25/06.......................      46,251           48,966
     Remic Tr. 1993-92, Class C,
     (c) 05/25/23..........................   1,295,000          993,831
     Remic Tr. 1998-36, Class GA,
     6.000% 12/18/27.......................   2,925,124        2,962,290


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               PAR             VALUE
                                            -----------    -------------
    GNMA Gtd. Remic Pass Thru Certificates,
    Remic Tr. 1997-7, Class PC,
      5.000% 05/16/27...................... $ 2,001,364    $   2,029,562
                                                           -------------
                                                              25,437,910
                                                           -------------
Total U.S. Government & Agency Securities
      (Cost of $158,955,689)...............                  159,065,215
                                                           -------------
CORPORATE NOTES & BONDS (34.6%)
 INDUSTRIALS (14.7%)
  Anadarko Petroleum Corp.,
    3.250% 05/01/08........................   4,950,000        4,960,405
  Anthem, Inc.,
    4.875% 08/01/05........................   2,225,000        2,350,425
  AOL Time Warner, Inc.:
    6.125% 04/15/06........................   1,750,000        1,915,011
    7.975% 08/15/04........................     375,000          397,901
  AT&T Corp.,
    7.000% 11/15/06........................   1,300,000        1,447,182
  Boeing, Inc.,
    8.100% 11/15/06........................   1,820,000        2,124,708
  Canadian National Railway Co.,
    6.450% 07/15/06........................     460,000          515,045
  Caterpillar Financial Services Corp.,
    6.875% 08/01/04........................   2,500,000        2,647,878
  ChevronTexaco Capital Co.,
    3.500% 09/17/07........................   3,350,000        3,484,787
  Coca-Cola Enterprises, Inc.,
    8.000% 01/04/05........................     650,000          711,145
  Colgate-Palmolive Co.,
    1.415% 08/16/04 (a)....................   3,000,000        3,006,012
  Conoco, Inc.,
      5.900% 04/15/04......................     150,000          155,188
  ConocoPhillips,
    8.500% 05/25/05........................   3,165,000        3,566,794
  Costco Wholesale Corp.,
    5.500% 03/15/07........................     640,000          707,172
  Cox Enterprises, Inc.,
    8.000% 02/15/07 (d)....................   1,300,000        1,523,613
  DaimlerChrysler NA Holding Corp.,
    4.750% 01/15/08........................   1,575,000        1,617,267
  Diageo Capital PLC,
    3.375% 03/20/08........................   4,500,000        4,604,269
  Gannett Co., Inc.,
    4.950% 04/01/05........................   2,000,000        2,114,916
  Honeywell International, Inc.,
    5.125% 11/01/06........................   2,445,000        2,670,967
  International Business Machines Corp.:
    4.250% 09/15/09........................     600,000          635,219
    4.875% 10/01/06........................   2,500,000        2,718,935
  John Deere Capital Corp.,
    3.900% 01/15/08........................   3,350,000        3,483,913


                                               PAR             VALUE
                                            -----------    -------------
  Jones Intercable, Inc.,
    7.625% 04/15/08........................ $ 1,875,000    $   2,181,823
  Kellogg Co.,
    6.000% 04/01/06........................   1,250,000        1,378,904
  Lowe's Companies, Inc.,
    7.500% 12/15/05........................   1,675,000        1,904,390
  Nestle Holdings (UK) PLC,
    5.000% 12/08/03........................   1,000,000        1,017,167
  Newell Rubbermaid, Inc.,
    2.000% 05/01/05........................   3,725,000        3,736,603
  Occidental Petroleum Corp.,
    4.250% 03/15/10........................   2,185,000        2,282,910
  Pepsi Bottling Holdings, Inc.,
    5.375% 02/17/04 (d)....................   1,750,000        1,794,784
  Procter & Gamble Co.,
    4.750% 06/15/07........................     725,000          785,709
  Target Corp.,
    5.950% 05/15/06........................   1,000,000        1,111,343
  TCI Communications, Inc.,
    7.250% 08/01/05........................   1,125,000        1,225,456
  Union Pacific Corp.,
    3.875% 02/15/09........................   1,825,000        1,867,570
  United Technologies Corp.,
    4.875% 11/01/06........................   2,475,000        2,667,112
  Verizon Global Funding Corp.:
    6.750% 12/01/05........................   2,000,000        2,233,232
    Series A,
    7.600% 03/15/07........................     600,000          701,659
  Verizon Wireless Capital LLC,
    1.488% 12/17/03 (a)....................   2,000,000        1,999,630
  Wal-Mart Stores, Inc.:
    3.250% 09/29/03........................   2,500,000        2,513,082
    4.375% 07/12/07........................     425,000          455,858
  WellPoint Health Networks, Inc.,
    6.375% 06/15/06........................   2,350,000        2,637,111
  Wyeth,
      6.250% 03/15/06......................   1,875,000        2,080,369
                                                           -------------
                                                              81,933,464
                                                           -------------
 FINANCIALS (15.3%)
  American Express Co.,
    3.000% 05/16/08........................   3,895,000        3,926,261
  American General Finance Corp.,
    5.375% 09/01/09........................     150,000          164,114
  American International Group, Inc.,
    2.875% 05/15/08 (d)....................   5,200,000        5,183,152
  Associates Corp. of North America,
    5.750% 11/01/03........................   2,500,000        2,537,838
  AXA Financial, Inc.,
    9.000% 12/15/04........................   2,925,000        3,218,977


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA SHORT TERM BOND FUND (CONT.)
JUNE 30, 2003 (UNAUDITED)

                                                PAR            VALUE
                                            -----------    -------------
  Bank One Corp.,
    2.625% 06/30/08........................ $ 3,100,000    $   3,051,231
  BankAmerica Corp.,
    6.625% 10/15/07........................   5,075,000        5,836,636
  CIT Group, Inc.:
    7.250% 08/15/05........................     125,000          136,556
    7.625% 08/16/05........................   1,065,000        1,173,352
  Citigroup, Inc.,
    6.750% 12/01/05........................   2,700,000        3,012,058
  Countrywide Home Loans, Inc.,
    5.250% 06/15/04........................   1,175,000        1,218,486
  Ford Motor Credit Co.,
    7.375% 10/28/09........................   5,425,000        5,695,697
  General Electric Capital Corp.:
    4.500% 07/15/06........................     850,000          854,649
    7.250% 05/03/04........................     515,000          540,580
  General Motors Acceptance Corp.,
    6.750% 01/15/06........................   2,500,000        2,655,652
  Goldman Sachs Group, Inc.,
    4.125% 01/15/08........................   2,560,000        2,692,961
  Health Care Property Investors, Inc.,
    6.875% 06/08/05........................   2,075,000        2,223,213
  Household Finance Corp.,
    6.400% 06/17/08........................   3,225,000        3,685,359
  Lehman Brothers Holdings, Inc.:
    4.000% 01/22/08........................   1,900,000        1,982,243
    8.750% 03/15/05........................     500,000          557,339
  Merrill Lynch & Co., Inc.,
    2.470% 03/10/06........................   2,460,000        2,484,484
  Morgan Stanley,
    6.100% 04/15/06........................   2,500,000        2,754,010
  SLM Corp.,
    5.625% 04/10/07........................   4,000,000        4,443,300
  Security Capital Group, Inc.,
    7.150% 06/15/07........................   6,315,000        7,349,713
  U.S. Bancorp,
    3.125% 03/15/08........................   5,750,000        5,800,928
  Wachovia Corp.,
    4.950% 11/01/06........................   3,300,000        3,595,871
  Washington Mutual, Inc.,
    5.625% 01/15/07........................   2,600,000        2,868,011
  Wells Fargo & Co.,
    7.250% 08/24/05........................   2,675,000        2,989,960
  Wells Fargo Financial Inc.,
      7.000% 11/01/05......................   2,180,000        2,437,482
                                                           -------------
                                                              85,070,113
                                                           -------------


                                                PAR            VALUE
                                            -----------    -------------
 UTILITIES (2.0%)
  Alabama Power Co.,
    3.125% 05/01/08........................ $ 2,500,000    $   2,531,287
  Dominion Resources, Inc.,
    2.800% 02/15/05........................   2,050,000        2,078,032
  FPL Group Capital, Inc.:
    6.875% 06/01/04........................     250,000          262,096
    7.625% 09/15/06........................   2,500,000        2,890,872
  Kinder Morgan Energy Partners LP,
    8.000% 03/15/05........................     915,000        1,008,708
  Progress Energy, Inc.,
    5.850% 10/30/08........................   1,125,000        1,244,132
  Virginia Electric and Power Co.,
    5.375% 02/01/07........................   1,200,000        1,311,571
                                                           -------------
                                                              11,326,698
                                                           -------------
 INTERNATIONAL (2.6%)
  Canadian Government Bond,
    6.750% 08/28/06........................   1,000,000        1,144,976
  Italy Government International Bond,
    2.500% 03/31/06........................   1,950,000        1,989,484
  Mexico Government International Bond,
    4.625% 10/08/08........................   2,000,000        2,047,000
  Province of Ontario,
    3.500% 09/17/07........................   3,500,000        3,645,208
  Quebec Province:
    5.500% 04/11/06........................   4,125,000        4,515,836
      6.500% 01/17/06......................   1,100,000        1,226,106
                                                           -------------
                                                              14,568,610
                                                           -------------
Total Corporate Notes & Bonds
      (Cost of $186,965,445)...............                  192,898,885
                                                           -------------
OTHER SECURITIZED LOANS (27.7%)
 ASSET-BACKED SECURITIES (9.5%)
  Americredit Automobile Receivables Trust:
    Series 2000-1, Class B,
    7.160% 09/05/05........................   2,830,000        2,921,408
    Series 2001-B, Class A4,
    5.370% 06/12/08........................   1,000,000        1,041,239
  Chase Manhattan Auto Owner Trust,
    Series 2000-A, Class A4,
    6.260% 06/15/07........................   2,000,000        2,060,343
  Ford Credit Auto Owner Trust:
    Series 2000-C, Class A5,
    7.260% 07/15/04........................     976,457          986,019
    Series 2002-B, Class A3A,
    4.140% 12/15/05........................   3,500,000        3,579,692
  Green Tree Financial Corp.,
    7.900% 06/15/27........................     398,354          422,504
  Harley Davidson Motorcycle Trust,
    3.090% 06/15/10........................   1,525,000        1,571,202


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               PAR             VALUE
                                            -----------    -------------
  Honda Auto Receivables Owner Trust:
    Series 2001-2, Class A4,
    5.090% 10/18/06......................   $ 2,750,000    $   2,833,958
    Series 2002-3, Class A3,
    3.000% 05/18/06........................   2,000,000        2,039,925
  IMC Home Equity Loan Trust:
    Series 1995-3, Class A5,
    7.500% 04/25/26........................   1,312,000        1,311,994
    Series 1997-3, Class A6,
    7.520% 08/20/28........................     671,505          696,876
    Series 1997-3, Class A7,
    7.080% 08/20/28........................     358,045          370,564
  Merit Securities Corp.,
    Series 1999-13, Class A4,
    7.880% 12/28/33........................   4,575,000        4,563,866
  Nissan Auto Receivables Owner Trust,
    Series 2002-B, Class A4,
    4.600% 09/17/07........................   2,500,000        2,639,933
  SLM Student Loan Trust:
    Series 1996-2, Class A2,
    1.540% 07/27/09 (a)....................   9,693,836        9,799,298
    Series 1996-3, Class A2,
    1.510% 10/25/09 (a)....................   2,960,510        2,998,877
    Series 1997-2, Class A2,
    1.430% 01/25/10 (a)....................   2,141,619        2,151,109
    Series 1997-3, Class A2,
    1.580% 10/25/10 (a)....................   1,742,281        1,759,579
    Series 1998-1, Class A2,
    1.590% 10/25/11 (a)....................   2,728,045        2,759,797
    Series 1998-2, Class A2,
    1.560% 01/25/14 (a)....................   4,505,865        4,547,664
  Toyota Auto Receivables Owner Trust,
    Series 2001-C, Class A4,
      4.720% 09/15/08......................   1,675,000        1,745,483
                                                           -------------
                                                              52,801,330
                                                           -------------
 COLLATERALIZED MORTGAGE OBLIGATIONS (17.6%)
  Bear Stearns Asset-Backed Securities, Inc.:
    Series 2002-AC5, Class 2A4,
    5.625% 11/25/32........................   2,352,715        2,384,383
    Series 2003-AC2, Class A3,
    3.500% 06/25/33........................   5,614,446        5,685,938
  Countrywide Home Loans:
    Series 2001-16, Class 1A13,
    6.750% 10/25/31........................   3,196,611        3,200,702
    Series 2002-16, Class 1A1,
    6.500% 09/25/32........................     637,901          650,395
    Series 2002-32, Class 2A3,
    5.000% 12/25/17........................   5,258,213        5,350,521
    Series 2002-J5, Class 1A1,
    5.750% 01/25/33........................   1,234,568        1,250,771
  First Horizon Asset Securities, Inc.,
    Series 2002-6, Class 1A1,
    6.000% 11/25/32........................     388,626          396,533


                                               PAR             VALUE
                                            -----------    -------------
  GMAC Mortgage Corporation Loan Trust,
    Series 2003-J3, Class A1,
    1.535% 05/25/18 (a).................... $ 9,494,169    $   9,510,737
  IMPAC Secured Assets Common Owner Trust:
    Series 2002-2, Class A7,
    4.500% 04/25/33........................     503,985          505,242
    Series 2002-3, Class A2,
    5.210% 08/25/32........................     561,534          566,772
  Master Asset Securitization Trust,
    Series 2002-2, Class 2A1,
    6.500% 04/25/32........................     165,785          166,883
  Ocwen Residential MBS Corp.,
    Series 1998-R1, Class A1,
    7.000% 10/25/40 (d)....................     504,794          512,111
  PNC Mortgage Securities Corp.:
    Series 1996-PR1, Class A,
    5.929% 04/28/27 (a)....................     204,046          207,964
    Series 1998-12, Class 4A5,
    6.475% 01/25/29........................     105,443          106,765
    Series 1998-14, Class 2A1,
    6.250% 01/25/14........................   3,893,185        3,981,478
  Residential Accredited Loans, Inc.,
    Series 2002-QS9, Class A1,
    1.635% 07/25/32 (a)....................     652,055          654,373
  Residential Asset Securitization Trust:
    Series 1999-A1, Class A1,
    6.750% 03/25/29........................     411,287          412,279
    Series 2002-A1, Class A2,
    5.350% 09/25/26........................     314,084          315,019
    Series 2002-A1, Class A4,
    6.252% 01/25/30 (a)....................     700,000          718,970
    Series 2002-A5, Class A2,
    5.820% 01/25/27........................   4,097,083        4,114,627
    Series 2002-A7, Class A2,
    5.180% 01/25/27........................   2,824,969        2,854,879
    Series 2002-A14J, Class A14,
    6.000% 01/25/33........................   3,553,953        3,645,644
  Residential Funding Mortgage Securities I, Inc.:
    Series 1999-S25, Class A1,
    6.750% 12/25/14........................     531,190          539,468
    Series 2000-S2, Class A3,
    7.500% 02/25/30........................     451,323          452,344
    Series 2002-S13, Class A5,
    6.250% 10/25/32........................   2,179,443        2,228,786
    Series 2002-S15, Class A2,
    5.400% 09/25/32........................   2,611,415        2,646,865
    Series 2002-S16, Class A7,
    5.500% 10/25/17........................   7,297,062        7,448,065
    Series 2003-S8, Class A1,
    5.000% 05/25/18........................  11,929,978       12,482,660


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA SHORT TERM BOND FUND (CONT.)
JUNE 30, 2003 (UNAUDITED)

                                               PAR             VALUE
                                            -----------    -------------
  SACO I, Inc.,
    Series 1997-2, Class 1A5,
    7.000% 08/25/36 (d)................... $  1,750,000    $   1,793,403
  Structured Asset Mortgage Investments, Inc.:
    Series 1999-ALS2, Class A2,
    6.750% 07/25/29........................      99,899           99,761
    Series 2002-3, Class 1A,
    6.750% 07/28/28........................      92,737           92,664
    Series 2002-17, Class 1A3,
    6.000% 09/25/32........................   2,771,385        2,833,847
  University Support Services, Inc.,
    Series 1993-A, Class B,
    6.500% 08/20/08 (a)....................       1,071            1,081
  Washington Mutual Mortgage
    Securities Corp.:
    Series 2002-MS7, Class 1A14,
    6.000% 11/25/32........................   3,127,000        3,171,807
    Series 2003-MS5, Class 1A4,
    1.535% 03/25/18 (a)....................   8,714,958        8,730,166
    Series 2003-S4, Class 1A3,
    1.810% 06/25/18 (a)....................   5,942,154        5,944,085
  Wells Fargo Mortgage-Backed
    Securities Trust:
    Series 2002-22, Class 2A2,
    5.500% 01/25/33........................   1,102,161        1,113,618
    Series 2002-D, Class 1A1,
      5.500% 08/25/32 (a)..................   1,251,614        1,266,788
                                                           -------------
                                                              98,038,394
                                                           -------------
 COMMERCIAL MORTGAGE-BACKED SECURITIES (0.6%)
  GMAC Commercial Mortgage Asset Corp.,
    Series 2001-FLAA, Class B1,
    1.680% 06/15/13 (a)(d).................     524,289          523,810
  Merrill Lynch Mortgage Investors, Inc.,
    Series 1996-C1, Class A3,
    7.420% 04/25/28........................     425,645          438,373
  Nationslink Funding Corp.,
    Series 1999-SL, Class A5,
      6.888% 11/10/30......................   2,210,000        2,516,723
                                                           -------------
                                                               3,478,906
                                                           -------------
Total Other Securitized Loans
      (Cost of $153,340,348)...............                  154,318,630
                                                           -------------
SHORT-TERM OBLIGATIONS (20.8%)
  U.S. TREASURY BILL (1.8%)
    1.175% 01/30/03........................  10,000,000        9,986,861
                                                           -------------


                                               PAR              VALUE
                                            -----------    -------------
  REPURCHASE AGREEMENT (19.0%)
    Repurchase agreement with State
      Street Bank & Trust Co., dated
      06/30/03, due 07/01/03 at 0.950%
      collateralized by U.S. Treasury
      Bonds with maturities to
      06/30/04, market value
      of $108,107,184 (repurchase
      proceeds $105,986,797)...............$105,984,000    $ 105,984,000
                                                           -------------
TOTAL SHORT-TERM OBLIGATIONS
      (Cost of $115,970,861)...............                  115,970,861
                                                           -------------
TOTAL INVESTMENTS (111.7%)
      (Cost of $615,232,343) (e)...........                  622,253,591
                                                           -------------
OTHER ASSETS & LIABILITIES, NET (-11.7%)...                  (65,332,508)
                                                           -------------
NET ASSETS (100.0%)........................                $ 556,921,083
                                                           =============

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Interest rates of variable rate securities change periodically. The rate listed is as of June 30, 2003.
(b) This security, or a portion thereof, has been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and settlement date. The exact quantity purchased may be slightly more or less than the amount shown.
(c) Zero coupon bond.
(d) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $11,330,873, which represents 2.0% of net assets.
(e) Cost for federal income tax purposes is $615,299,385.

                   ACRONYM                            NAME
                   -------                            ----
                     TBA                       To Be Announced

COLUMBIA FIXED INCOME SECURITIES FUND
JUNE 30, 2003 (UNAUDITED)

                                                PAR             VALUE
                                            -----------    -------------
U.S. GOVERNMENT & AGENCY SECURITIES (43.3%)
  U.S. TREASURY NOTES & BONDS (15.4%)
    U.S. Treasury Bonds:
      6.250% 08/15/23...................... $24,410,000    $  29,907,986
      8.875% 08/15/17......................  12,335,000       18,664,397
    U.S. Treasury Inflation Index Note,
      3.625% 01/15/08......................  25,218,894       28,300,340
    U.S. Treasury Notes:
      3.500% 11/15/06......................   4,400,000        4,639,426
      4.875% 02/15/12......................   6,005,000        6,676,815
                                                           -------------
                                                              88,188,964
                                                           -------------


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               PAR             VALUE
                                            -----------    -------------
  FEDERAL HOME LOAN MORTGAGE
    CORP. (FHLMC) (11.8%)
      4.500% TBA (a)....................... $ 5,000,000    $   5,113,281
      5.000% TBA (a).......................  15,515,000       16,024,078
      6.000% 05/01/17 - 12/01/32...........  33,812,480       35,144,734
      6.500% 11/15/30 - 08/01/32...........  10,563,933       10,996,965
                                                           -------------
                                                              67,279,058
                                                           -------------
  FEDERAL NATIONAL MORTGAGE
    ASSOCIATION (FNMA) (10.5%)
      5.000% TBA (a).......................  47,250,000       48,815,156
      6.000% 03/01/09 - 03/01/33...........   8,081,018        8,361,709
      6.052% 06/01/32......................     209,141          219,552
      6.149% 07/01/32......................   1,694,919        1,769,600
      6.500% 07/01/32 - 08/01/32...........   1,069,985        1,116,128
                                                           -------------
                                                              60,282,145
                                                           -------------
  FEDERAL HOUSING ADMINISTRATION (FHA) (0.6%)
    FHA Insured Project:
      Pool #067-22003,
      8.200% 06/01/31......................   1,132,065        1,160,690
      Pool #071-94016,
      8.625% 05/01/23......................   2,125,226        2,255,906
                                                           -------------
                                                               3,416,596
                                                           -------------
  AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (5.0%)
    FHLMC GNMA Multiclass Mtg. Partn. Ctfs. Gtd.,
      Series 24, Class J,
      6.250% 11/25/23......................   2,310,000        2,487,948
    FHLMC Multiclass Mtg. Partn. Ctfs. Gtd.:
      Series 1558, Class C,
      6.500% 07/15/23......................   1,787,407        1,830,139
      Series 1602, Class PJ,
      6.500% 10/15/23......................     510,000          555,884
      Series 2085, Class PD,
      6.250% 11/15/26......................   4,775,806        4,840,547
      Series 2113, Class MU,
      6.500% 08/15/27......................   2,399,826        2,441,411
      Series 2235, Class VN,
      7.000% 06/15/14......................   4,840,000        4,968,073
    FNMA Gtd. Remic Pass Thru Ctfs.:
      Remic Tr. 1996-W2, Class A7,
      7.800% 06/25/26......................   1,022,780        1,094,230
      Remic Tr. 2001-55, Class PC,
      6.500% 10/25/31......................   5,418,000        5,636,123
      Remic Tr. 2001-56, Class KD,
      6.500% 07/25/30......................   4,790,000        4,919,475
                                                           -------------
                                                              28,773,830
                                                           -------------
Total U.S. Government & Agency Securities
      (Cost of $240,696,417)...............                  247,940,593
                                                           -------------


                                                PAR            VALUE
                                            -----------    -------------
CORPORATE NOTES & BONDS (36.3%)
  INDUSTRIALS (20.3%)
    Abitibi-Consolidated, Inc.:
      6.000% 06/20/13...................... $    75,000    $      71,382
      7.875% 08/01/09......................     225,000          249,750
    Advance PCS,
      8.500% 04/01/08......................     750,000          806,250
    Airgas, Inc.,
      9.125% 10/01/11......................     210,000          233,625
    Alcan, Inc.,
      7.250% 03/15/31......................   2,400,000        2,995,469
    Allied Waste North America, Inc.,
      10.000% 08/01/09.....................     550,000          584,375
    American Axle & Manufacturing, Inc.,
      9.750% 03/01/09......................     600,000          645,000
    American Home Products Corp.,
      6.250% 03/15/06......................   2,000,000        2,219,060
    AmerisourceBergen Corp.,
      8.125% 09/01/08......................     500,000          550,000
    Anadarko Finance Co.,
      7.500% 05/01/31......................   2,610,000        3,289,514
    Anadarko Petroleum Corp.,
      3.250% 05/01/08......................   1,000,000        1,002,102
    Anheuser-Busch Companies, Inc.:
      5.625% 10/01/10......................   3,000,000        3,409,782
      5.750% 04/01/10......................     530,000          606,067
    Anthem, Inc.,
      6.800% 08/01/12......................   1,550,000        1,812,706
    Arch Western Finance,
      6.750% 07/01/13 (b)..................     280,000          288,400
    AT&T Corp.,
      8.500% 11/15/31......................   1,390,000        1,581,588
    Ball Corp.,
      7.750% 08/01/06......................     600,000          657,000
    Boeing Co.:
      5.125% 02/15/13......................     335,000          352,919
      6.125% 02/15/33......................   1,475,000        1,545,555
    BP Amoco PLC,
      5.900% 04/15/09......................   1,800,000        2,069,069
    British Sky Broadcasting Group,
      7.300% 10/15/06......................     200,000          224,000
    Canadian National Railway Co.,
      7.195% 01/02/16......................   1,906,913        2,297,362
    Canandaigua Brands, Inc.,
      8.500% 03/01/09......................     650,000          682,500
    Cascades, Inc.,
      7.250% 02/15/13 (b)..................     235,000          247,338


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA FIXED INCOME SECURITIES FUND (CONT.)
JUNE 30, 2003 (UNAUDITED)

                                               PAR             VALUE
                                            -----------    -------------
    Chesapeake Energy Corp.:
      7.500% 09/15/13 (b).................. $   320,000    $     340,000
      8.125% 04/01/11......................      25,000           26,938
      8.375% 11/01/08......................     165,000          178,613
      9.000% 08/15/12......................      45,000           50,175
    ChevronTexaco Capital Co.,
      3.500% 09/17/07......................   4,160,000        4,327,378
    Cinemark USA, Inc.,
      9.000% 02/01/13 (b)..................     410,000          444,850
    Coca-Cola Enterprises, Inc.,
      6.750% 01/15/38......................   1,000,000        1,180,918
    Comcast Corp.,
      7.050% 03/15/33......................     870,000          970,093
    Coors Brewing Co.,
      6.375% 05/15/12......................   1,200,000        1,379,501
    Costco Wholesale Corp.,
      5.500% 03/15/07......................   1,900,000        2,099,416
    Cott Beverages, Inc.,
      8.000% 12/15/11......................     570,000          615,600
    Cox Communications, Inc.,
      7.875% 08/15/09......................     235,000          288,877
    Cox Enterprises, Inc.,
      8.000% 02/15/07 (b)..................   2,250,000        2,637,023
    CSC Holdings, Inc.:
      8.125% 08/15/09......................      75,000           77,625
      9.875% 02/15/13......................     375,000          391,875
    DaimlerChrysler NA Holding Corp.,
      8.500% 01/18/31......................   1,175,000        1,388,055
    Dex Media East LLC,
      12.125% 11/15/12.....................     425,000          502,562
    Diageo Capital PLC,
      3.375% 03/20/08......................   2,570,000        2,629,549
    DirecTV Holdings,
      8.375% 03/15/13 (b)..................     210,000          234,150
    Equistar Chemical:
      10.125% 09/01/08.....................      25,000           25,750
      10.625% 05/01/11 (b).................      25,000           25,625
    Ethyl Corp.,
      8.875% 05/01/10 (b)..................      50,000           51,000
    Extended Stay America, Inc.,
      9.875% 06/15/11......................     500,000          537,500
    General Electric Co.,
      5.000% 02/01/13......................   5,375,000        5,688,217
    Grant Prideco, Inc.:
      9.000% 12/15/09......................     460,000          510,600
      9.625% 12/01/07......................      40,000           44,200
    Harrah's Operating Co., Inc.,
      7.875% 12/15/05......................     250,000          271,875


                                               PAR             VALUE
                                            -----------    -------------
    Hasbro, Inc.,
      8.500% 03/15/06...................... $   600,000    $     657,000
    HCA, Inc.,
      6.910% 06/15/05......................     500,000          530,445
    Houghton Mifflin Co.,
      9.875% 02/01/13 (b)..................     405,000          439,425
    International Business Machines Corp.,
      5.875% 11/29/32......................   3,460,000        3,724,749
    International Game Technology,
      8.375% 05/15/09......................     250,000          307,142
    Iron Mountain, Inc.,
      8.625% 04/01/13......................   1,000,000        1,070,000
    ITT Corp.,
      6.750% 11/15/05......................     425,000          443,596
    John Deere Capital Corp.,
      3.900% 01/15/08......................   1,400,000        1,455,964
    K & F Industries, Inc.,
      9.625% 12/15/10......................     285,000          316,350
    KB Home,
      8.625% 12/15/08......................     500,000          567,500
    Kennametal, Inc.,
      7.200% 06/15/12......................     115,000          125,861
    Key Energy Services, Inc.,
      6.375% 05/01/13......................     130,000          131,950
    L-3 Communications Corp.,
      7.625% 06/15/12......................     410,000          451,000
    Lamar Media Corp.:
      7.250% 01/01/13......................     150,000          159,000
      8.625% 09/15/07......................     250,000          259,375
    Lear Corp.,
      7.960% 05/15/05......................     600,000          639,000
    LIN Television Corp.,
      6.500% 05/15/13 (b)..................     300,000          299,250
    Lowe's Companies, Inc.,
      6.500% 03/15/29......................   1,200,000        1,365,379
    MacDermid, Inc.,
      9.125% 07/15/11......................      30,000           33,525
    Mediacom LLC,
      9.500% 01/15/13......................     500,000          528,750
    Newell Rubbermaid, Inc.,
      4.000% 05/01/10......................   2,545,000        2,597,122
    Nextel Communications, Inc.:
      9.750% 10/31/07......................     300,000          310,500
      10.650% 09/15/07.....................     200,000          206,500
    Occidental Petroleum Corp.,
      4.250% 03/15/10......................   1,825,000        1,906,778
    Offshore Logistics, Inc.,
      6.125% 06/15/13 (b)..................     405,000          406,012
    Omnicare, Inc.,
      8.125% 03/15/11......................     100,000          108,500


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               PAR             VALUE
                                            -----------    -------------
    Owens-Illinois, Inc.,
      7.350% 05/15/08...................... $   250,000    $     250,000
    Park Place Entertainment Corp.,
      9.375% 02/15/07......................     600,000          664,500
    Peabody Energy Corp.,
      6.875% 03/15/13 (b)..................     375,000          392,813
    Pepsi Bottling Holdings, Inc.,
      5.625% 02/17/09 (b)..................   4,050,000        4,547,753
    Phillips Petroleum Co.,
      8.500% 05/25/05......................   2,675,000        3,014,589
    Pogo Producing Co.,
      8.250% 04/15/11......................      65,000           71,987
    Premier Parks, Inc.,
      9.750% 06/15/07......................     330,000          202,950
    Pride International, Inc.,
      9.375% 05/01/07......................     500,000          516,250
    Procter & Gamble Co.,
      4.750% 06/15/07......................   1,950,000        2,113,285
    R.H. Donnelley Financial Corp.:
      8.875% 12/15/10 (b)..................      50,000           55,250
      10.875% 12/15/12 (b).................     360,000          419,400
    Rogers Cable, Inc.,
      7.875% 05/01/12......................     470,000          512,300
    Scotts Co.,
      8.625% 01/15/09......................     530,000          567,100
    Select Medical Corp.,
      9.500% 06/15/09......................     500,000          543,125
    Silgan Holdings, Inc.,
      9.000% 06/01/09......................     600,000          621,000
    Sinclair Broadcasting Group, Inc.:
      8.000% 03/15/12......................     380,000          405,650
      8.000% 03/15/12 (b)..................      60,000           64,050
    Smurfit-Stone Container Corp.:
      8.250% 10/01/12......................     130,000          139,425
      9.750% 02/01/11......................     455,000          498,225
    Speedway Motorsports, Inc.,
      6.750% 06/01/13 (b)..................     200,000          207,000
    Starwood Hotels & Resorts
      Worldwide, Inc.,
      7.375% 05/01/07......................     175,000          184,187
    Station Casinos, Inc.:
      8.875% 12/01/08......................      75,000           78,750
      9.875% 07/01/10......................     500,000          550,000
    Synagro Technologies, Inc.,
      9.500% 04/01/09......................      75,000           80,625
    TCI Communications, Inc.,
      7.250% 08/01/05......................   1,800,000        1,960,729
    Teekay Shipping Corp.,
      8.875% 07/15/11......................     775,000          849,594
    Time Warner, Inc.,
      7.975% 08/15/04......................   1,950,000        2,069,086


                                               PAR             VALUE
                                            -----------    -------------
    Toll Corp.,
      7.750% 09/15/07...................... $   600,000    $     623,250
    Triad Hospitals, Inc.,
      8.750% 05/01/09......................     600,000          638,250
    Union Pacific Corp.,
      3.875% 02/15/09......................   2,340,000        2,394,583
    United Rentals, Inc.,
      10.750% 04/15/08.....................     500,000          546,250
    United Technologies Corp.,
      7.125% 11/15/10......................   4,125,000        4,984,023
    Universal Compression, Inc.,
      7.250% 05/15/10 (b)..................      50,000           52,000
    Verizon Global Funding Corp.,
      7.250% 12/01/10......................   2,175,000        2,616,662
    Viacom, Inc.,
      5.500% 05/15/33......................   1,100,000        1,097,514
    Vintage Petroleum, Inc.,
      9.750% 06/30/09......................     245,000          263,375
    Wal-Mart Stores, Inc.,
      4.375% 07/12/07......................   2,350,000        2,520,624
    WellPoint Health Networks, Inc.,
      6.375% 06/15/06......................   2,365,000        2,653,944
    Westport Resources Corp.,
      8.250% 11/01/11......................     610,000          667,950
    Winn-Dixie Stores, Inc.,
      8.875% 04/01/08......................     305,000          323,300
    XTO Energy, Inc.,
      7.500% 04/15/12......................     600,000          681,000
    Yum! Brands, Inc.,
      8.500% 04/15/06......................     500,000          560,000
                                                           -------------
                                                             116,581,799
                                                           -------------
  FINANCIALS (10.7%)
    American General Finance Corp.,
      5.375% 09/01/09......................     850,000          929,981
    Bank of America Corp.:
      5.875% 02/15/09......................   1,355,000        1,543,051
      7.800% 02/15/10......................   2,700,000        3,333,344
    Bank One Corp.,
      2.625% 06/30/08......................   2,800,000        2,755,950
    CIT Group, Inc.,
      7.250% 08/15/05......................     970,000        1,059,677
    Citigroup, Inc.,
      7.250% 10/01/10......................   2,350,000        2,851,436
    Equitable Companies, Inc.,
      9.000% 12/15/04......................   2,475,000        2,723,750
    Ford Motor Credit Co.,
      7.375% 10/28/09......................   5,700,000        5,984,419
    General Electric Capital Corp.,
      6.750% 03/15/32......................     665,000          780,440


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA FIXED INCOME SECURITIES FUND (CONT.)
JUNE 30, 2003 (UNAUDITED)

                                               PAR             VALUE
                                            -----------    -------------
    General Motors Acceptance Corp.,
      4.500% 07/15/06 (a).................. $ 2,615,000    $   2,629,304
    Goldman Sachs Group, Inc.,
      6.125% 02/15/33......................   1,525,000        1,641,158
    Health Care Property Investors, Inc.,
      6.450% 06/25/12......................   2,390,000        2,604,961
    Health Care REIT, Inc.,
      7.500% 08/15/07......................     500,000          534,239
    Household Finance Corp.,
      6.400% 06/17/08......................   2,550,000        2,914,005
    iStar Financial, Inc.,
      7.000% 03/15/08......................     200,000          209,351
    Lehman Brothers Holdings, Inc.,
      4.000% 01/22/08......................   2,800,000        2,921,201
    Merrill Lynch & Co., Inc.,
      2.470% 03/10/06......................   3,000,000        3,029,859
    Morgan Stanley:
      4.250% 05/15/10......................     955,000          984,431
      6.100% 04/15/06......................   1,650,000        1,817,647
    SLM Corp.,
      5.125% 08/27/12......................   3,900,000        4,151,683
    US Bank NA,
      6.375% 08/01/11......................   4,000,000        4,676,988
    Wachovia Corp.,
      4.950% 11/01/06......................   3,530,000        3,846,493
    Washington Mutual, Inc.,
      5.625% 01/15/07......................   2,505,000        2,763,218
    Wells Fargo & Co.,
      4.875% 06/12/07......................   4,175,000        4,536,355
                                                           -------------
                                                              61,222,941
                                                           -------------
  UTILITIES (2.6%)
    Dominion Resources, Inc.,
      2.800% 02/15/05......................   2,750,000        2,787,603
    FPL Group Capital, Inc.,
      6.125% 05/15/07......................   3,525,000        3,890,965
    Kinder Morgan Energy Partners LP,
      6.750% 03/15/11......................   2,750,000        3,202,705
    Progress Energy, Inc.,
      7.750% 03/01/31......................   1,215,000        1,464,889
    SEMCO Energy, Inc.,
      7.125% 05/15/08 (b)..................      15,000           15,675
    Southern Power Co.,
      6.250% 07/15/12......................   3,000,000        3,401,604
                                                           -------------
                                                              14,763,441
                                                           -------------
  INTERNATIONAL (2.7%)
    British Columbia Province,
      5.375% 10/29/08......................   1,900,000        2,138,777


                                              PAR              VALUE
                                            -----------    -------------
    Hydro-Quebec,
      6.970% 03/01/05...................... $ 1,000,000    $   1,089,025
    Ontario Province:
      3.500% 09/17/07......................   3,825,000        3,983,692
      7.000% 01/30/07......................   2,490,000        2,896,829
    Republic of Italy,
      2.500% 03/31/06......................   2,750,000        2,805,682
    United Mexican States,
      8.000% 09/24/22......................   2,105,000        2,362,862
                                                           -------------
                                                              15,276,867
                                                           -------------
Total Corporate Notes & Bonds
      (Cost of $191,124,940)...............                  207,845,048
                                                           -------------
OTHER SECURITIZED LOANS (15.2%)
  ASSET-BACKED SECURITIES (6.8%)
    Cityscape Home Equity Loan Trust,
      Series 1997-4, Class A4,
      7.440% 10/25/18......................   1,070,639        1,113,746
    ContiMortgage Home Equity Loan Trust,
      Series 1999-3, Class A6,
      7.680% 12/25/29......................   2,700,000        2,908,209
    IMC Home Equity Loan Trust:
      Series 1995-3, Class A5,
      7.500% 04/25/26......................   1,980,000        1,979,991
      Series 1997-3, Class A6,
      7.520% 08/20/28......................   2,463,727        2,556,814
      Series 1997-5, Class A9,
      7.310% 11/20/28......................   5,840,000        6,151,880
    Merit Securities Corp.,
      Series 13, Class A4,
      7.880% 12/28/33......................   5,265,000        5,252,187
    Nationslink Funding Corp.,
      Series 1999-SL, Class A5,
      6.888% 05/10/07......................   2,470,000        2,812,808
    New Century Home Equity Loan Trust,
      Series 1999-NCA, Class A7,
      7.320% 07/25/29......................   1,475,044        1,573,515
    Oakwood Mortgage Investors, Inc.,
      Series 2000-D, Class A4,
      7.400% 07/15/30......................   6,395,000        6,061,276
    Salomon Brothers Mortgage
      Securities VII, Inc.,
      Series 1998-AQ1, Class A5,
      7.150% 06/25/28......................   1,960,000        2,099,944
    SLM Student Loan Trust,
      Series 1997-4, Class A2,
      1.657% 10/25/10 (c)..................   6,185,098        6,246,504
                                                           -------------
                                                              38,756,874
                                                           -------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (7.9%)
    Bear Stearns Asset-Backed Securities, Inc.,
      Series 2002-AC5, Class 2A4,
      5.625% 11/25/33......................   4,564,267        4,625,702


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               PAR              VALUE
                                            -----------    -------------
    Bear Stearns Mortgage Securities, Inc.,
      Series 1996-2, Class A1,
      4.187% 01/28/25 (c).................. $   934,248    $     934,227
    CMC Securities Corp. IV,
      Series 1997-2, Class IA12,
      7.250% 11/25/27......................      82,524           82,509
    Countrywide Home Loans, Inc.:
      Series 2002-5, Class 2A1,
      6.000% 04/25/17......................   3,731,270        3,824,155
      Series 2002-16, Class 1A1,
      6.500% 09/25/32......................   2,383,871        2,430,559
    Credit Suisse First Boston
      Mortgage Securities Corp.,
      Series 2001-11, Class 1A3,
      7.000% 06/25/31......................     701,692          718,903
    IMPAC Secured Assets Common
      Owner Trust, Series 2002-3,
      Class A2,
      5.210% 08/25/32......................   2,620,494        2,644,937
    Master Asset Securitization Trust,
      Series 2002-2, Class 2A1,
      6.500% 04/25/32......................     352,733          355,070
    PNC Mortgage Securities Corp.,
      Series 1998-12, Class 4A4,
      6.500% 01/25/29......................     573,346          578,077
    Residential Asset Securitization Trust:
      Series 2002-A1, Class A2,
      5.350% 09/25/26......................     842,793          845,301
      Series 2002-A1, Class A4,
      6.252% 01/25/30 (c)..................   5,098,000        5,236,155
      Series 2002-A5, Class A2,
      5.820% 01/25/27......................   2,704,617        2,716,199
      Series 2002-A7, Class A2,
      5.180% 11/25/27......................   6,755,712        6,827,240
    Residential Funding Mortgage
      Securities I:
      Series 2002-S15, Class A2,
      5.400% 09/25/23......................   1,217,791        1,234,322
      Series 2002-S16, Class A7,
      5.500% 10/25/17......................   5,730,904        5,849,497
      Series 2003-S8, Class A1,
      5.000% 05/25/18 (a)..................   5,467,907        5,721,219
    Structured Asset Securities Corp.:
      Series 1999-ALS2, Class A2,
      6.750% 07/25/29......................     161,375          161,152
      Series 2001-12, Class 1A4,
      5.800% 09/25/31......................     525,255          530,095
                                                           -------------
                                                              45,315,319
                                                           -------------


                                               PAR             VALUE
                                            -----------    -------------
  COMMERCIAL MORTGAGE-BACKED SECURITIES (0.5%)
    GMAC Commercial Mortgage Asset Corp.,
      Series 2001-FLAA, Class B1,
      1.680% 06/15/13 (b)(c)............... $ 2,907,252    $   2,904,593
                                                           -------------
  Total Other Securitized Loans
      (Cost of $85,746,079)................                   86,976,786
                                                           -------------
SHORT-TERM OBLIGATIONS (16.7%)
  U.S. TREASURY BILL (1.8%)
      1.165% 08/14/03......................  10,000,000        9,986,861
                                                           -------------
  REPURCHASE AGREEMENT (14.9%)
    Repurchase agreement with State
      Street Bank & Trust Co., dated
      06/30/03, due 07/01/03 at 0.950%,
      collateralized by U.S. Treasury
      Notes with maturities to 08/15/09,
      market value of $87,032,992
      (repurchase proceeds
      $85,326,252).........................  85,324,000       85,324,000
                                                           -------------
  Total Short-Term Obligations
      (Cost of $95,310,861)................                   95,310,861
                                                           -------------
  TOTAL INVESTMENTS (111.5%)
      (Cost of $612,878,297) (d)...........                  638,073,288
                                                           -------------
  OTHER ASSETS & LIABILITIES, NET (-11.5%).                  (66,191,683)
                                                           -------------
  NET ASSETS (100.0%)......................                $ 571,881,605
                                                           =============

NOTES TO SCHEDULE OF INVESTMENTS:
(a) This security, or a portion thereof, has been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and settlement date. The exact quantity purchased may be slightly more or less than the amount shown.
(b) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $14,071,607, which represents 2.5% of net assets.
(c) Variable rate security. The rate reported is the rate in effect at June 30, 2003.
(d) Cost for federal income tax purposes is $613,844,724.

COLUMBIA NATIONAL MUNICIPAL BOND FUND
JUNE 30, 2003 (UNAUDITED)

                                                PAR           VALUE
                                            -----------    -------------
MUNICIPAL BONDS (97.6%)
  ALASKA (2.8%)
    Industrial Development & Export Authority,
      Snettisham Hydroelectric, Series 1:
      Pre-refunded,
      5.500% 01/01/08...................... $     5,000    $       5,686
      Unrefunded,
      5.500% 01/01/08......................      95,000          107,055


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA NATIONAL MUNICIPAL BOND FUND (CONT.)
JUNE 30, 2003 (UNAUDITED)

                                                PAR            VALUE
                                            -----------    -------------
    Municipal Bond Bank Authority, Series C,
      5.500% 09/15/16...................    $   100,000    $     113,935
    Palmer Valley Hospital Association,
      5.350% 12/01/12......................     125,000          136,009
    State Housing Finance Corp.,
      Veterans Mortgage, Series A2,
      6.000% 06/01/15......................     115,000          123,714
                                                           -------------
                                                                 486,399
                                                           -------------
  ARIZONA (1.5%)
    South Conway County School District
      No. 17, Series 2003 B,
      4.000% 06/01/15......................     250,000          253,695
                                                           -------------
  ARKANSAS (1.6%)
    Little Rock Waste Disposal Revenue,
      Series 2002,
      5.000% 05/01/16......................     250,000          268,970
                                                           -------------
  CALIFORNIA (1.6%)
    State Department of Water Resource,
      Power Supply Revenue, Series 2002,
      5.000% 05/01/16......................     250,000          271,237
                                                           -------------
  COLORADO (0.2%)
    Housing Finance Authority,
      Single Family,
      4.875% 04/01/07......................      35,000           36,760
                                                           -------------
  IDAHO (1.5%)
    Boise City Housing Authority Revenue,
      Hobler Place Project, Series 2002,
      4.750% 02/01/07......................     145,000          145,090
    Health Facilities Authority,
      Bingham Memorial Hospital Project,
      5.850% 03/01/19......................     100,000          100,839
    Student Loan Fund Marketing
      Association, Series C,
      5.600% 04/01/07......................      10,000           10,248
                                                           -------------
                                                                 256,177
                                                           -------------
  ILLINOIS (10.4%)
    Broadview Tax Increment Revenue,
      4.900% 07/01/06......................      75,000           76,823
    Chicago Housing Authority Capital,
      Series 2001,
      5.375% 07/01/19......................     250,000          265,275
    Chicago Motor Fuel Tax Revenue,
      Series 2003 A,
      5.250% 01/01/17......................     250,000          279,157
    Chicago Park District Aquarium & Museum,
      5.800% 01/01/18......................     150,000          170,446


                                               PAR             VALUE
                                            -----------    -------------
    Chicago Public Building Community
      Building Revenue, Chicago School Reform,
      Series 1999 B,
      5.250% 12/01/16...................... $   250,000    $     290,355
    Lake County Community Unified School
      District No. 095, Lake Zurich,
      Capital Appreciation, Series 2000,
      (a) 12/01/17.........................     340,000          178,116
    Madison & St. Clair Counties School
      District No. 010, Collinsville School Building,
      5.500% 02/01/12......................     250,000          288,465
    Regional Transportation Authority,
      Series A,
      6.400% 06/01/12......................     100,000          124,248
    Will County Forest Preservation District,
      Series 1999 B,
      (a) 12/01/11.........................     150,000          110,558
                                                           -------------
                                                               1,783,443
                                                           -------------
  INDIANA (3.8%)
    Board Bank Revenue,
      Special Program, Hendricks,
      Series 2002 D,
      5.375% 04/01/15......................     250,000          283,312
    Transportation Financial Authority,
      Airport Facilities, Series A,
      5.500% 11/01/17......................     100,000          106,506
    West Lafayette Industrial Building Corp.,
      First Mortgage, Police Station Project,
      5.000% 07/15/18......................     250,000          268,678
                                                           -------------
                                                                 658,496
                                                           -------------
  IOWA (2.6%)
    Finance Authority:
      Health Care Facilities Revenue,
      Genesis Medical Center,
      6.100% 07/01/15......................     285,000          331,609
      Single Family Mortgage,
      Series A,
      5.800% 07/01/16......................     115,000          121,408
                                                           -------------
                                          .                      453,017
                                                           -------------
  KENTUCKY (0.5%)
    Louisville & Jefferson County Visitors &
      Convention Commission, Series 1999 BBB,
      (a) 12/01/08.........................     100,000           79,458
                                                           -------------
  LOUISIANA (3.3%)
    Calcasieu Parish School District No. 31,
      Public School Import, Series 2000,
      5.500% 05/01/16......................     250,000          283,215
    State Gas & Fuel Tax Revenue,
      Series 2002 A,
      5.250% 06/01/11......................     250,000          287,135
                                                           -------------
                                                                 570,350
                                                           -------------


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                PAR             VALUE
                                            -----------    -------------
  MAINE (0.6%)
    Regional Waste System Industry Solid
      Waste Resource Recovery, Series Q,
      5.500% 07/01/04...................... $   100,000    $     104,330
                                                           -------------
  MICHIGAN (6.3%)
    Lansing Board Water & Light
      Water Supply Steam & Electric
      Utility System,
      Series A,
      5.000% 07/01/15......................     260,000          283,517
    State Hospital Finance Authority,
      Ascension Health Credit, Series A:
      5.375% 11/15/33......................     100,000          112,897
      6.000% 11/15/19......................     100,000          121,662
    Sturgis Public School District,
      School Building & Site,
      5.500% 05/01/14......................     250,000          285,185
    Warren Downtown Development,
      Series 2002,
      5.000% 10/01/16......................     250,000          276,503
                                                           -------------
                                                               1,079,764
                                                           -------------
  MISSISSIPPI (2.3%)
    Development Bank, Convention
      Center Project,
      6.500% 07/01/13......................     230,000          287,702
    Jones County Hospital,
      Refunding South Central
      Regional Medical Center,
      4.900% 12/01/04......................     100,000          103,942
                                                           -------------
                                                                 391,644
                                                           -------------
  MONTANA (1.3%)
    Whitefish Tax Increment, Urban
      Renewal Revenue,
      6.625% 07/15/20......................     200,000          218,568
                                                           -------------
  NEVADA (1.7%)
    State, Colorado River Commission,
      Hoover Dam Project, Series 2002,
      5.375% 10/01/14......................     250,000          287,917
                                                           -------------
  NEW YORK (3.3%)
    New York City:
      AMBAC TCRS,
      Series 2000,
      5.750% 08/01/11......................     250,000          290,560
      Series A,
      6.000% 05/15/21......................     250,000          274,698
                                                           -------------
                                                                 565,258
                                                           -------------
  NORTH DAKOTA (1.6%)
    Fargo School District Building Authority
      Development, Series 2000,
      5.500% 05/01/13......................     250,000          283,010
                                                           -------------


                                                PAR            VALUE
                                            -----------    -------------
  OHIO (2.5%)
    Oak Hills Local School District,
      7.200% 12/01/09......................   $ 100,000    $     126,807
    State Water Development Authority
      Revenue, Fresh Water,
      Series 2001 B,
      5.500% 12/01/18......................     250,000          298,582
                                                           -------------
                                                                 425,389
                                                           -------------
  OKLAHOMA (1.4%)
    Okmulgee County,
      1st Mortgage,
      6.000% 03/01/15......................     200,000          232,188
                                                           -------------
  OREGON (12.5%)
    Bend Municipal Airport Project,
      Series B,
      5.375% 06/01/13......................     100,000          110,537
    Benton County Hospital Facilities
      Authority Refunding, Samaritan
      Health Services Project:
      4.200% 10/01/05......................      40,000           42,265
      4.600% 10/01/09......................      40,000           43,001
    Clackamas County, Limited
      Tax Assessment,
      6.250% 05/01/15......................     200,000          202,036
    Damascus Water District,
      Certificates of Participation,
      5.250% 03/01/19......................     100,000          104,704
    Deschutes County Hospital
      Facilities Authority, Cascade
      Health Services, Inc.,
      Series 2002,
      5.600% 01/01/27......................     100,000          104,992
    Eugene Trojan Nuclear Project,
      5.900% 09/01/09......................      30,000           30,160
    Health Sciences University, Capital
      Appreciation, Series 1996 A,
      (a) 07/01/16.........................     100,000           58,143
    Hillsboro Hospital Facility Authority
      Refunding, Tuality Healthcare,
      5.250% 10/01/04......................     100,000          103,783
    Klamath Community College District:
      4.700% 04/01/10......................      55,000           59,617
      4.800% 04/01/11......................      25,000           26,952
    Lebanon Urban Renewal Agency,
      5.625% 06/01/19......................     100,000          106,186
    Port of St. Helens Pollution
      Control, Portland General
      Electric Co., Series B,
      4.800% 06/01/10......................     105,000           91,661


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA NATIONAL MUNICIPAL BOND FUND (CONT.)
JUNE 30, 2003 (UNAUDITED)

                                               PAR             VALUE
                                            -----------    -------------
    Portland Community College District,
      Series 2001 B,
      5.250% 06/01/12...................... $   100,000    $     114,529
    Redmond Urban Renewal
      Agency, Downtown Area B,
      5.650% 06/01/13......................     100,000          104,232
    Salem Hospital Facilities Authority,
      Capital Manor, Inc., Series 1994,
      7.500% 12/01/24......................     150,000          156,081
    School Boards Association, Flexfund
      Financing Program, Series E,
      5.500% 06/01/05......................     100,000          100,246
    State Housing & Community
      Services Department, Single Family
      Mortgage Program, Series B,
      6.000% 07/01/12......................      35,000           37,010
    State Veterans Welfare, Series 75,
      5.875% 10/01/18......................      20,000           20,928
    Sunriver Library County Service District,
      5.750% 06/01/04......................      20,000           20,857
    Washington & Clackamas Counties
      School District No. 23J Tigard,
      Series 2000,
      (a) 06/15/21.........................     300,000          127,443
    Washington County Housing Authority:
      Affordable Housing Pool, Series A,
      6.000% 07/01/20......................     100,000           98,847
      Multi-Family Tualatin Meadows,
      5.900% 11/01/18......................     100,000          106,721
    West Linn Oregon Water System,
      6.000% 10/01/20......................     165,000          178,875
                                                           -------------
                                                               2,149,806
                                                           -------------
  SOUTH CAROLINA (1.3%)
    Charleston County School District,
      Series 2001,
      5.000% 02/01/18......................     200,000          217,172
                                                           -------------
  SOUTH DAKOTA (1.0%)
    State Building Authority, Lease
      Capital Appreciation, Series 1996 A,
      (a) 12/01/13.........................     250,000          168,285
                                                           -------------
  TENNESSEE (3.8%)
    Lawrenceburg Public Building Authority,
      Electric System Public Works,
      Series C,
      5.500% 07/01/16......................     295,000          335,686


                                               PAR             VALUE
                                            -----------    -------------
    Metropolitan Government Nashville,
      Series 2002 A,
      5.125% 10/01/13...................... $   285,000    $     323,831
                                                           -------------
                                                                 659,517
                                                           -------------
  TEXAS (10.3%)
    Amarillo Health Facilities Corp.,
      Baptist St. Anthony's Hospital Corp.,
      5.500% 01/01/13......................     100,000          114,780
    Cleburne Capital Appreciation
      Certificates of Obligation,
      Series 1998,
      (a) 02/15/17.........................     450,000          223,479
    Donna Independent School District,
      Series 2002,
      5.000% 02/15/14......................     250,000          279,735
    Harris County Health Facilities,
      de Teco Project, Series 1999 B,
      5.700% 02/15/15......................     150,000          171,153
    Laredo Sports Venue Sales Tax,
      5.750% 03/15/13......................     200,000          229,602
    Lubbock Health Facility Development,
      St. Joseph's Health System,
      5.250% 07/01/12......................     150,000          159,198
    Magnolia Independent School District,
      5.250% 08/15/17......................     280,000          310,036
    North Texas Municipal Water District,
      Texas Water System Revenue,
      5.000% 09/01/14......................     250,000          274,793
                                                           -------------
                                                               1,762,776
                                                           -------------
  WASHINGTON (13.8%)
    Grant County Public Hospital,
      District No. 3,
      Columbia Basin Hospital,
      5.250% 12/01/18......................     170,000          176,293
    Jefferson County,
      Public Utility District No. 1,
      Water & Sewer:
      5.250% 05/01/16......................      50,000           53,101
      5.250% 05/01/17......................      50,000           52,809
    King County Public Hospital District
      No. 4, Snoqualmie Valley Hospital,
      7.000% 12/01/11......................     150,000          160,707
    Pierce County Housing Authority,
      5.400% 12/01/13......................     100,000           98,976
    Port of Grays Harbor,
      6.375% 12/01/14......................     150,000          171,326
    Seattle Municipal Light & Power:
      5.000% 07/01/13......................     235,000          257,208
      6.000% 10/01/16......................     150,000          176,127


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               PAR             VALUE
                                            -----------    -------------
    Shelton Water & Sewer,
      5.250% 12/01/18...................... $    50,000    $      53,100
    State Certificates of
      Participation, Department of
      General Administration,
      5.400% 07/01/13......................     100,000          109,729
    State Health Care Facilities
      Authority Revenue, Grays
      Harbor Community Hospital,
      Series 1996,
      5.700% 07/01/16......................     200,000          217,866
    State Public Power Supply System:
      Nuclear Project No. 1 Revenue,
      Series 1997 B,
      5.125% 07/01/14......................     300,000          325,008
      Nuclear Project No. 2 Refunding,
      Series A,
      5.000% 07/01/11......................      50,000           54,793
      Nuclear Project No. 3 Revenue,
      Capital Appreciation,
      Series 1989 B,
      (a) 07/01/12.........................     145,000          101,993
    Tacoma Solid Waste Utilities:
      Pre-refunded, Series 1997 B,
      6.000% 12/01/09......................      15,000           18,141
      Unrefunded, Series 1997 B,
      6.000% 12/01/09......................      85,000          101,856
    Thurston County School
      District No. 401, Rochester,
      4.800% 12/01/07......................      55,000           55,596
    Toppenish,
      4.600% 12/01/06......................      65,000           70,679
    University of Washington Educational
      Research Properties Lease,
      4225 Roosevelt Project, Series A,
      5.375% 06/01/29......................     100,000          100,801
    Yakima County
      School District No. 119 Selah,
      5.000% 12/01/06......................      10,000           11,121
                                                           -------------
                                                               2,367,230
                                                           -------------
  WISCONSIN (3.5%)
    Door County, Corporate Purpose,
      Series 2002 A,
      5.000% 09/01/13......................     300,000          331,767
    Marshall School District,
      Series 2002 A,
      5.000% 03/01/14......................     250,000          275,520
                                                           -------------
                                                                 607,287
                                                           -------------

                                               PAR              VALUE
                                            -----------    -------------
  WYOMING (0.6%)
    Municipal Power Agency,
      Power Supply Refunding,
      Series 1998,
      5.250% 01/01/11...................... $   100,000    $     111,236
                                                           -------------
Total Municipal Bonds
      (Cost of $15,683,459)................                   16,749,379
                                                           -------------
TAX EXEMPT MONEY
  MARKET INVESTMENT (0.7%)                      SHARES
    SEI Tax Exempt Trust,
      (Cost of $128,600)...................     128,600          128,600
                                                           -------------
TOTAL INVESTMENTS (98.3%)
      (Cost of $15,812,059) (b) ...........                   16,877,979
                                                           -------------
OTHER ASSETS & LIABILITIES, NET (1.7%).....                      290,819
                                                           -------------
NET ASSETS (100.0%)........................                $  17,168,798
                                                           =============

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Zero coupon bond.
(b) Cost for federal income tax purposes is $15,808,720.

                   ACRONYM                          NAME
                   -------                          ----
                    AMBAC          American Municipal Bond Assurance Corp.
                    TCRS               Transferable Custodial Receipts

COLUMBIA OREGON MUNICIPAL BOND FUND
JUNE 30, 2003 (UNAUDITED)

                                               PAR             VALUE
                                            -----------    -------------
GENERAL OBLIGATION BONDS (40.7%)
  STATE OF OREGON GENERAL OBLIGATIONS (5.7%)
    Board of Higher Education:
      4.875% 08/01/19...................... $ 1,000,000    $   1,050,040
      Series A:
      5.250% 08/01/14......................   1,480,000        1,676,796
      5.250% 08/01/16......................   5,330,000        5,926,960
      5.250% 08/01/18......................   3,390,000        3,707,541
    Deferred Interest, Series A:
      (a) 08/01/14.........................     490,000          319,161
      (a) 08/01/17.........................   1,050,000          570,811
    Elderly & Disabled Housing,
      Series B, Refunding :
      4.950% 08/01/20......................   1,000,000        1,048,290
      6.250% 08/01/13......................     215,000          217,885
    State of Oregon, Series A,
      5.250% 10/15/15......................   1,735,000        1,976,061


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


COLUMBIA OREGON MUNICIPAL BOND FUND (CONT.)
JUNE 30, 2003 (UNAUDITED)

                                               PAR             VALUE
                                            -----------    -------------
    Veteran's Welfare:
      5.850% 10/01/15...................... $   635,000    $     668,598
      7.300% 07/01/08......................   1,170,000        1,446,178
      8.000% 01/01/08......................   1,275,000        1,583,270
      8.000% 07/01/08......................     580,000          735,046
      8.250% 07/01/07......................     540,000          667,775
      9.200% 04/01/07......................   2,390,000        3,004,732
      9.200% 10/01/08......................     385,000          514,356
      Series 80 A,
      5.700% 10/01/32......................   5,000,000        5,215,350
                                                           -------------
                                                              30,328,850
                                                           -------------
  GENERAL OBLIGATIONS (18.1%)
    Aurora,
      5.600% 06/01/24......................   1,205,000        1,258,213
    Canyonville South Umpqua
      Rural Fire District,
      5.400% 07/01/31......................     610,000          641,159
    Clackamas County:
      Lake Oswego Series:
      5.375% 06/01/15......................   2,450,000        2,760,097
      5.375% 06/01/16......................   1,295,000        1,441,866
      5.375% 06/01/17......................   2,535,000        2,815,143
      School District No. 62C,
      5.375% 06/15/17......................   4,000,000        4,428,040
      School District No. 086,
      6.000% 06/15/16......................   2,350,000        2,760,545
      School District No. 108,
      5.375% 06/15/15......................   1,055,000        1,200,896
    Clackamas & Washington Counties,
      School District No. 003JT,
      (a) 06/15/17.........................   6,000,000        3,239,700
    Coos Bay,
      4.900% 09/01/07......................   2,390,000        2,656,294
    Crook County School District,
      5.000% 02/01/14......................   2,860,000        3,189,844
    Eugene Public Safety Facilities:
      5.500% 06/01/10......................     850,000          931,183
      5.625% 06/01/13......................   1,295,000        1,421,301
    Jackson County:
      School District No. 4,
      Phoenix-Talent,
      5.500% 06/15/16......................   1,000,000        1,140,950
      School District No. 6, Central Point,
      6.000% 06/15/09......................   1,090,000        1,295,007
      School District No. 9, Eagle Point,
      5.625% 06/15/15......................   1,920,000        2,201,453


                                                PAR            VALUE
                                            -----------    -------------
    Lane County, School District
      No. 4J Eugene, Refunding:
      5.000% 07/01/12...................... $ 2,470,000    $   2,809,329
      5.250% 07/01/13......................   1,000,000        1,161,760
    Metro Washington Park Zoo,
      Series A,
      5.300% 01/15/11......................   1,000,000        1,100,880
    Multnomah-Clackamas Counties,
      School District No. 10JT, Gresham,
      5.250% 06/01/17......................   1,620,000        1,711,109
    Multnomah County,
      Series A,
      5.500% 04/01/19......................   2,395,000        2,647,098
    Portland Community College
      District, Series A:
      5.375% 06/01/14......................   1,925,000        2,190,034
      5.375% 06/01/16......................   2,705,000        3,029,519
      5.375% 06/01/17......................   2,540,000        2,824,378
    Portland Limited Tax:
      Series A:
      3.400% 06/01/13......................   5,640,000        5,661,206
      4.900% 04/01/12......................   1,430,000        1,545,501
      5.750% 06/01/14......................     700,000          720,027
      Series B:
      (a) 06/01/12.........................   1,750,000        1,266,738
      (a) 06/01/13.........................   1,500,000        1,034,055
      (a) 06/01/14.........................   1,000,000          655,560
      (a) 06/01/16.........................   3,500,000        2,042,075
      (a) 06/01/18.........................   4,000,000        2,079,240
      (a) 06/01/19.........................   4,000,000        1,962,320
      (a) 06/01/20.........................   4,000,000        1,839,560
    Portland Parks, Series A, Refunding,
      5.000% 06/01/15......................   3,950,000        4,316,007
    Salem-Keizer School District No. 24J,
      5.000% 06/01/19......................   3,500,000        3,725,540
    Washington & Clackamas Counties:
      Deferred Interest, Series A,
      (a) 06/01/10.........................   1,520,000        1,205,451
      School District No. 23J, Tigard,
      (a) 06/15/18.........................   2,700,000        1,386,801
    Washington County:
      5.500% 06/01/16......................   2,785,000        3,155,210
      Criminal Justice Facilities, Refunding,
      5.000% 12/01/10......................   1,400,000        1,555,302
      School District No. 48J, Beaverton:
      5.125% 01/01/14......................   2,000,000        2,218,460
      5.125% 01/01/17......................   1,820,000        1,963,853
      5.125% 01/01/18......................   2,260,000        2,421,929


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               PAR             VALUE
                                            -----------    -------------
    Washington, Multnomah &
      Yamhill Counties
      School District No. 1J:
      5.000% 11/01/13...................... $ 1,375,000    $   1,577,689
      5.000% 06/01/13......................   1,500,000        1,667,730
      5.250% 06/01/14......................     500,000          560,460
                                                           -------------
                                                              95,416,512
                                                           -------------
  INSURED GENERAL OBLIGATIONS (16.9%)
    Benton & Linn Counties School
      District No. 509J, Corvallis,
      5.000% 06/01/17......................   2,665,000        2,937,550
    Chemeketa Community College
      District, Series B,
      5.600% 06/01/14......................   1,180,000        1,308,891
    Clackamas Community College:
      5.250% 06/15/15......................   1,500,000        1,688,880
      5.250% 06/15/18......................   1,560,000        1,719,853
    Clackamas County, School
      District No. 12,
      North Clackamas:
      5.250% 06/01/11......................   1,000,000        1,118,040
      5.250% 06/01/15......................   2,750,000        3,023,020
    Columbia County, School District
      No. 502, Deferred Interest:
      (a) 06/01/12.........................   1,530,000        1,108,454
      (a) 06/01/13.........................   1,685,000        1,168,396
      (a) 06/01/14.........................   1,025,000          674,829
    Coos County, School District
      No. 13, North Bend,
      5.500% 06/15/15......................   1,765,000        2,060,055
    Deschutes County, School
      District No. 1, Series A,
      5.500% 06/15/18......................   1,000,000        1,132,770
    Jefferson County, School
      District No. 509J,
      Madras School District,
      5.250% 06/15/18......................   1,075,000        1,197,002
    Josephine County, School
      District No. 7, Grants Pass,
      5.700% 06/01/13......................   2,000,000        2,245,740
    Lane & Douglas Counties,
      School District No. 45J3,
      4.450% 06/15/18......................   1,615,000        1,679,519
    Lane County, School District No. 19,
      Springfield, Refunding:
      6.000% 10/15/12......................   1,740,000        2,131,065
      6.000% 10/15/14......................   1,310,000        1,611,418


                                               PAR             VALUE
                                            -----------    -------------
    Lincoln County School District,
      5.600% 06/15/10...................... $ 3,480,000    $   4,004,158
    Linn Benton Community College:
      (a) 06/15/13.........................   1,000,000          692,420
      (a) 06/15/14.........................   1,000,000          655,980
    Linn County, Community
      School District No. 9,
      Lebanon:
      (a) 06/15/15.........................     710,000          776,903
      (a) 06/15/21.........................   2,000,000        2,124,680
    Marion County Certificates of
      Participation, Courthouse
      Square Project, Series A,
      4.400% 06/01/10......................     430,000          466,451
    Marion County, School
      District No. 103C, Woodburn,
      Series B:
      (a) 11/01/09.........................   2,500,000        2,077,900
      (a) 11/01/11.........................   2,210,000        1,662,141
    Multnomah-Clackamas Counties,
      Centennial School District No. 28-302:
      5.375% 06/15/16......................   2,055,000        2,310,190
      5.375% 06/15/17......................   2,280,000        2,546,395
      5.375% 06/15/18......................   2,490,000        2,775,454
    Multnomah County:
      School District No. 7, Reynolds:
      5.000% 06/15/18......................   1,000,000        1,066,960
      5.625% 06/15/14......................   2,670,000        3,079,418
      5.625% 06/15/17......................   1,000,000        1,131,740
      School District No. 40,
      5.000% 02/01/14......................   1,790,000        1,973,940
      Series A MBIA-IBC (AMT),
      5.500% 04/01/18......................   2,010,000        2,279,300
    Northern Oregon Corrections:
      5.250% 09/15/12......................   1,000,000        1,098,480
      5.300% 09/15/13......................   1,000,000        1,105,060
    Salem-Keizer School District No. 24J:
      5.000% 06/01/15......................   1,000,000        1,087,100
      5.000% 06/01/16......................   1,180,000        1,272,913
    State Department Administrative
      Services, Certificates of
      Participation, Refunding:
      Series A:
      4.500% 05/01/12......................   1,020,000        1,098,846
      5.000% 05/01/13......................   4,240,000        4,646,489
      5.000% 05/01/14......................   1,000,000        1,090,860
      Series C,
      5.250% 11/01/17......................   5,000,000        5,592,600


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA OREGON MUNICIPAL BOND FUND (CONT.)
JUNE 30, 2003 (UNAUDITED)

                                                PAR             VALUE
                                            -----------    -------------
    Washington & Clackamas Counties,
      School District No. 23J, Tigard:
      5.375% 06/15/17...................... $ 1,500,000    $   1,694,145
      5.375% 06/15/20......................   2,435,000        2,708,840
    Washington County:
      School District No. 15,
      Forest Grove:
      5.250% 06/01/10......................   1,000,000        1,151,020
      5.375% 06/15/13......................   2,070,000        2,364,023
      5.375% 06/15/15......................   2,515,000        2,862,799
      School District No. 48J, Beaverton:
      5.100% 06/01/12......................     500,000          549,025
      5.250% 08/01/10......................   1,150,000        1,286,815
      School District No. 088J,
      Sherwood, Unrefunded,
      6.100% 06/01/12......................     185,000          201,926
    Yamhill County:
      School District No. 029J,
      5.250% 06/15/16......................   2,535,000        2,849,391
      School District No. 40,
      6.000% 06/01/09......................     500,000          595,580
                                                           -------------
                                                              89,685,424
                                                           -------------
Total General Obligation Bonds
      (Cost of $200,633,120)...............                  215,430,786
                                                           -------------
REVENUE BONDS (53.5%)
  OREGON REVENUE (35.2%)
    Albany Hospital Facility Authority,
      Mennonite Home,
      5.625% 10/01/17......................     635,000          634,181
    Bend Municipal Airport Project,
      Series B (AMT),
      5.375% 06/01/13......................     150,000          165,805
    Benton County Hospital Facilities
      Authority, Samaritan Health
      Services Project, Refunding:
      4.400% 10/01/07......................     220,000          235,259
      4.800% 10/01/11......................     245,000          262,777
      5.200% 10/01/17......................   2,255,000        2,350,815
    Clackamas County Hospital
      Facility Authority:
      Kaiser Permanente, Series A,
      5.375% 04/01/14......................   7,085,000        7,607,519


                                               PAR             VALUE
                                            -----------    -------------
      Legacy Health System:
      4.600% 05/01/10...................... $   885,000    $     953,136
      5.000% 02/15/15......................   1,510,000        1,596,689
      5.000% 02/15/16......................   1,010,000        1,059,571
      5.375% 02/15/12......................   3,135,000        3,468,062
      5.500% 02/15/13......................   2,385,000        2,606,376
      5.500% 02/15/14......................   5,450,000        6,006,009
      5.750% 05/01/12......................   2,000,000        2,311,460
      Legacy Health System, Refunding:
      5.250% 05/01/21......................   1,500,000        1,562,910
      5.750% 05/01/16......................   1,500,000        1,662,855
      Odd Fellows Home, Series A,
      Refunding,
      5.875% 09/15/21......................   1,190,000        1,188,632
      Robison Jewish Home Project,
      6.250% 10/01/21......................   1,650,000        1,734,332
      Willamette Falls Hospital Project:
      5.750% 04/01/14......................   1,005,000        1,053,883
      6.000% 04/01/19......................   1,750,000        1,811,355
      Willamette View, Inc. Project:
      6.000% 11/01/08......................     670,000          694,509
      Series A,
      6.850% 11/01/15......................   1,580,000        1,718,977
    Clackamas County Housing
      Authority, Multi-Family Housing,
      Easton Ridge, Series A,
      5.800% 12/01/16......................   2,255,000        2,357,512
    Clatsop Care Center Health District,
      Senior Housing,
      6.875% 08/01/28......................     500,000          516,660
    Deschutes County Hospital
      Facilities Authority:
      5.750% 01/01/09......................   1,670,000        1,766,743
      Cascade Health Services, Inc.:
      5.500% 01/01/22......................   2,000,000        2,097,420
      5.600% 01/01/27......................   5,550,000        5,827,056
      5.600% 01/01/32......................   2,000,000        2,097,000
    Deschutes Valley Water District,
      5.875% 09/01/05......................   2,315,000        2,515,039
    Eugene Airport, Refunding (AMT):
      5.650% 05/01/06......................     325,000          352,862
      5.650% 05/01/07......................     555,000          611,588
      5.700% 05/01/08......................     515,000          571,501
    Hillsboro Hospital Facility Authority,
      Tuality Healthcare,
      5.750% 10/01/12......................   3,810,000        3,948,227
    Lebanon Urban Renewal Agency,
      5.625% 06/01/19......................   1,000,000        1,061,860
    Lebanon Wastewater, Refunding,
      5.750% 06/01/11......................   1,225,000        1,262,914


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               PAR             VALUE
                                            -----------    -------------
    Multnomah County Educational Facilities,
      University of Portland Project:
      5.700% 04/01/15...................... $ 1,000,000    $   1,107,030
      6.000% 04/01/20......................     500,000          541,035
      6.000% 04/01/25......................     500,000          539,530
    Myrtle Point Water,
      6.000% 12/01/20......................     510,000          553,748
    North Clackamas Parks & Recreation
      District Facilities,
      5.700% 04/01/13......................   2,920,000        3,386,382
    Northern Wasco County,
      People's Utility District Electric:
      (a) 02/01/06.........................     610,000          554,344
      (a) 02/01/07.........................     585,000          495,162
      (a) 02/01/08.........................     610,000          481,028
      (a) 02/01/11.........................     500,000          317,260
    Oregon State Department of
      Transportation, Highway User Tax,
      Series A:
      5.125% 11/15/26......................     555,000          593,251
      5.500% 11/15/16......................   2,500,000        2,875,900
    Oregon State Economic Development,
      Dove Lewis 24 Hour Emergency
      Animal Hospital,
      7.000% 12/01/19......................   1,425,000        1,530,764
    Oregon State Health, Housing,
      Educational & Cultural
      Facilities Authority:
      Authority/Aquarium:
      4.750% 10/01/08......................   1,550,000          325,500
      4.900% 10/01/09......................     670,000          140,700
      Goodwill Industries Lane County,
      Series A,
      6.650% 11/15/22......................   3,955,000        4,069,893
      Linfield College Project, Series A:
      4.550% 10/01/08......................     525,000          564,333
      4.650% 10/01/09......................     555,000          594,488
      5.500% 10/01/18......................   1,000,000        1,041,420
      Reed College Project, Series A,
      5.300% 07/01/11......................     500,000          543,655
      St. Anthony's Village Housing,
      Series A (AMT),
      7.250% 06/01/28......................   1,380,000        1,421,717
    Oregon State Housing & Community
      Services:
      Department of Housing,
      Finance Assisted Insured
      Multi-Unit B,
      6.800% 07/01/13......................   8,360,000        8,362,592
      Department Mortgage Multi-Family
      Housing, Series B (AMT),
      6.000% 07/01/31......................   6,935,000        7,283,068


                                               PAR             VALUE
                                            -----------    -------------
      Department Mortgage Single
      Family Program:
      Series A,
      4.850% 07/01/10...................... $   255,000    $     273,036
      Series A (AMT),
      6.200% 07/01/27......................   2,440,000        2,568,124
      Series B (AMT),
      5.250% 07/01/30......................     740,000          754,511
      Series D,
      6.700% 07/01/13......................   1,000,000        1,007,810
      Series E:
      5.375% 07/01/21......................   3,770,000        3,958,349
      5.700% 07/01/12......................     985,000        1,050,355
      5.800% 07/01/14......................     875,000          913,412
      6.000% 07/01/20......................   2,445,000        2,621,113
      Series F (AMT),
      5.650% 07/01/28......................   1,170,000        1,210,189
      Series F MBIA-IBC (AMT),
      5.650% 07/01/28......................     875,000          905,056
      Series G (AMT),
      5.700% 07/01/32......................   1,155,000        1,197,712
      Series H (AMT),
      5.500% 07/01/17......................   1,740,000        1,811,827
      Series J,
      5.150% 07/01/24......................   2,840,000        2,894,784
      Series L,
      6.050% 07/01/20......................     750,000          801,150
      Series L (AMT),
      5.900% 07/01/31......................   3,955,000        4,119,172
      Series M (AMT),
      5.800% 07/01/12......................     655,000          701,079
      Series Q:
      4.700% 07/01/15......................     820,000          849,290
      4.900% 07/01/17......................     805,000          822,082
      Mountain Shadows Apts. B-1,
      6.250% 12/01/05......................   4,000,000        3,702,280
    Oregon State Housing Finance,
      5.800% 07/01/09......................     250,000          250,787
    Port Morrow,
      6.700% 06/01/20......................   2,000,000        2,054,880
    Port of St. Helens:
      5.600% 08/01/14......................     315,000          327,011
      5.750% 08/01/19......................     425,000          441,575
    Port of St. Helens Pollution Control,
      Portland General Electric Co:
      Series A,
      4.800% 04/01/10......................   5,195,000        4,533,832
      Series B,
      4.800% 06/01/10......................   3,500,000        3,055,360


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA OREGON MUNICIPAL BOND FUND (CONT.)
JUNE 30, 2003 (UNAUDITED)

                                               PAR             VALUE
                                            -----------    -------------
    Portland Housing Authority:
      Multi-Family Housing, Senior
      Lien Civic Apartments,
      Series A,
      5.600% 01/01/18...................... $ 1,240,000    $   1,299,570
      Pool Housing, Series A, Refunding,
      4.500% 01/01/09......................     660,000          702,913
    Portland Sewer System Revenue,
      Series A, Refunding,
      5.000% 06/01/12......................   4,835,000        5,299,644
    Powell Valley Water District,
      6.000% 02/01/15......................     620,000          674,703
    Prineville Sewer First Lien,
      6.500% 07/01/04......................     265,000          277,895
    Redmond Urban Renewal Agency:
      Downtown Area B:
      5.650% 06/01/13......................     720,000          750,470
      5.850% 06/01/19......................     785,000          818,826
      South Airport Industrial Area A,
      Refunding,
      5.700% 06/01/19......................     650,000          664,033
    Reedsport Water,
      7.000% 10/01/14......................     520,000          542,131
    Salem Hospital Facility Authority:
      5.000% 08/15/18......................   2,000,000        2,056,460
      5.250% 08/15/14......................   4,860,000        5,245,592
      Capital Manor, Inc.,
      7.500% 12/01/24......................     905,000          941,689
    Sheridan Water Revenue:
      6.200% 05/01/15......................     625,000          695,356
      6.450% 05/01/20......................     520,000          575,130
    Sheridan Water Revenue, Refunding,
      5.350% 04/01/18......................     300,000          316,419
    South Fork Water Board First Lien,
      5.450% 02/01/14......................   1,300,000        1,327,300
    State of Oregon French American
      International School Project,
      Series A,
      6.250% 04/01/27......................   5,370,000        5,639,413
    Umatilla County, Hospital Facility
      Authority, Catholic Health
      Initiatives, Series A:
      5.750% 12/01/20......................     530,000          566,305
      6.000% 12/01/30......................   4,825,000        5,211,241


                                               PAR             VALUE
                                            -----------    -------------
    Veneta Urban Renewal Agency:
      5.375% 02/15/16...................... $   700,000    $     747,992
      5.625% 06/15/21......................   1,100,000        1,158,036
    Washington County Housing
      Authority:
      Affordable Housing, Series A,
      6.000% 07/01/20......................   2,000,000        1,976,940
      Affordable Housing Pool, Series A:
      5.750% 07/01/23......................   1,000,000        1,017,550
      6.000% 07/01/23......................   1,000,000          981,740
      Multi-Family Bethany Meadows
      Project (AMT),
      6.250% 08/01/10......................     775,000          776,356
                                                           -------------
                                                             186,082,774
                                                           -------------
  INSURED REVENUE (18.3%)
    Clackamas County, Hospital
      Facilities Authority, Legacy
      Health System, MBIA IBC,
      5.500% 02/15/13......................     495,000          564,493
    Deschutes County, Certificates
      of Participation, Series A,
      5.050% 06/01/17......................     420,000          443,831
    Emerald Peoples Utilities District:
      7.350% 11/01/10......................   2,160,000        2,785,968
      7.350% 11/01/11......................   2,000,000        2,611,900
      7.350% 11/01/12......................   2,490,000        3,297,806
      7.350% 11/01/13......................   2,675,000        3,582,494
      Series A,
      5.250% 11/01/20......................     605,000          664,453
    Eugene Electric Utilities System:
      4.750% 08/01/13......................   1,000,000        1,013,010
      Series B:
      4.550% 08/01/10......................     600,000          601,716
      4.650% 08/01/11......................     375,000          376,102
      5.000% 08/01/18......................   1,000,000        1,003,210
      5.000% 08/01/23......................     525,000          526,685
      Series B, Refunding,
      5.250% 08/01/13......................   1,040,000        1,180,660
    Marion County, Certificates of
      Participation, Courthouse
      Square Project, Series A,
      4.600% 06/01/12......................     355,000          381,717
    Medford Hospital Facilities
      Authority, Asante Health
      System, Series A:
      5.250% 08/15/08......................   1,645,000        1,878,442
      5.250% 08/15/10......................   1,500,000        1,692,045
      5.250% 08/15/11......................     800,000          893,464


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               PAR             VALUE
                                            -----------    -------------
    Multnomah County Educational
      Facilities Authority, University
      of Portland Project, Refunding:
      5.000% 04/01/11...................... $ 1,150,000    $   1,262,183
      5.750% 04/01/10......................   2,000,000        2,275,840
    Ontario Catholic Health Holy Rosary
      Medical Center,
      5.500% 11/15/12......................   1,500,000        1,636,125
    Oregon State Department of
      Administrative Services:
      Certificates of Participation:
      Series A,
      5.300% 05/01/08......................     750,000          845,025
      Series B:
      5.000% 11/01/12......................   1,000,000        1,100,100
      5.000% 11/01/13......................   1,000,000        1,094,090
      Lottery Education Project, Series A:
      5.000% 04/01/14......................   2,705,000        2,984,291
      5.250% 04/01/11......................   4,000,000        4,493,440
      5.250% 04/01/13......................   1,600,000        1,776,784
      5.250% 04/01/15......................   1,315,000        1,452,996
    Oregon State Economic
      Community Development
      Department, Series A,
      5.375% 01/01/11......................   1,105,000        1,239,501
    Oregon State Health, Housing,
      Educational & Cultural
      Facilities Authority:
      Lewis & Clark College,
      6.000% 10/01/13......................     965,000        1,036,506
      Reed College Project, Series A,
      5.100% 07/01/10......................     900,000        1,021,581
    Oregon State Health Sciences
      University, Series A:
      (a) 07/01/09.........................   1,530,000        1,284,037
      (a) 07/01/12.........................   1,315,000          954,046
      (a) 07/01/14.........................   2,495,000        1,633,876
      (a) 07/01/15.........................   4,325,000        2,677,824
      (a) 07/01/21.........................  12,435,000        5,327,403
      5.250% 07/01/22......................   1,000,000        1,078,640
    Oregon State Housing & Community
      Services Department, Single Family
      Mortgage Project, Series J (AMT),
      5.750% 07/01/29......................   7,300,000        7,572,874
    Port of Portland International Airport:
      Series 11 (AMT),
      5.625% 07/01/13......................   1,000,000        1,090,820


                                               PAR             VALUE
                                            -----------    -------------
      Series 12B, Refunding,
      5.250% 07/01/12...................... $ 1,000,000    $   1,106,490
      Series 12C (AMT):
      4.750% 07/01/10......................   2,900,000        3,119,704
      5.000% 07/01/13......................   1,000,000        1,061,280
      5.000% 07/01/14......................   1,750,000        1,856,348
      Series D,
      5.250% 07/01/12......................   1,750,000        1,940,680
    Portland Arena Gas Tax:
      (a) 06/01/16.........................   1,100,000          533,808
      (a) 07/01/17.........................   2,320,000        1,050,519
    Portland Gas Tax, Series A,
      5.800% 06/01/16......................   1,640,000        1,812,905
    Portland Housing Authority,
      Multi-Family Housing,
      Lovejoy Station Apartments
      Project (AMT),
      5.900% 07/01/23......................   1,000,000        1,067,880
    Portland Urban Renewal &
      Redevelopment,
      South Park Blocks, Series A:
      5.750% 06/15/17......................   2,065,000        2,406,159
      5.750% 06/15/19......................   2,580,000        2,992,232
    Salem Water & Sewer,
      5.300% 06/01/15......................   1,500,000        1,676,220
    Tri-County Metropolitan Transportation
      District:
      Series 1,
      5.400% 06/01/19......................   4,200,000        4,413,654
      Series A,
      5.000% 09/01/15......................   1,000,000        1,119,900
    Tualatin Hills Park & Recreation
      District,
      5.750% 03/01/14......................     990,000        1,180,625
    Washington County Housing
      Authority, Multi-Family Housing,
      Tualatin Meadows (AMT),
      5.900% 11/01/18......................     995,000        1,061,874
    Washington County Unified
      Sewer Agency,
      5.500% 10/01/16......................   1,250,000        1,396,775
                                                           -------------
                                                              97,133,031
                                                           -------------
Total Revenue Bonds
      (Cost of $268,707,189)...............                  283,215,805
                                                           -------------
PRE-REFUNDED BOND (0.1%)
    Oregon State City Sewer,
      6.500% 10/01/07
      (Cost of $497,292)...................     500,000          550,980
                                                           -------------


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA OREGON MUNICIPAL BOND FUND (CONT.)
JUNE 30, 2003 (UNAUDITED)

                                                PAR             VALUE
                                            -----------    -------------
OTHER BONDS (2.9%)
    Hood River Urban Renewal Agency,
      6.250% 12/15/11...................... $ 1,250,000    $   1,383,475
    Lebanon Special Obligation,
      Lease Water, Refunding,
      5.400% 10/01/13......................     755,000          769,768
    Lebanon Urban Renewal Agency:
      5.750% 06/01/15......................   1,120,000        1,196,798
      6.000% 06/01/20......................   1,580,000        1,688,341
    Medford Urban Renewal,
      5.875% 09/01/10......................     500,000          543,335
    Multnomah County, Certificates
      of Participation,
      4.550% 08/01/10......................   1,000,000        1,089,210
    Oregon State Department of
      Administrative Services,
      Certificates of Participation,
      Series B, Refunding:
      5.250% 05/01/10......................     840,000          965,446
      5.250% 05/01/11......................   2,000,000        2,304,760
    Portland Airport Way Urban
      Renewal & Redevelopment,
      Convention Center, Series A:
      5.750% 06/15/17......................   1,500,000        1,747,815
      5.750% 06/15/18......................   2,050,000        2,377,549
    Seaside Urban Renewal Agency,
      Greater Seaside Urban Renewal,
      5.250% 06/01/15......................   1,000,000        1,063,600
    Wilsonville Limited Tax Improvement,
      5.000% 12/01/20......................     445,000          449,672
                                                           -------------
Total Other Bonds
      (Cost of $14,327,288)................                   15,579,769
                                                           -------------
U.S. TERRITORIES BONDS (0.5%)
    Guam Housing Corp., Single Family
      Mortgage-Backed Securities,
      Series A (AMT),
      5.750% 09/01/31......................     175,000          191,056
    Puerto Rico Housing Finance Corp.,
      Multi-Family Mortgage Portfolio A-1,
      7.500% 04/01/22......................   1,045,000        1,045,115
    Virgin Islands Public Finance Authority,
      Unrefunded Balance, Series A,
      7.300% 10/01/18......................   1,185,000        1,606,682
                                                           -------------
Total U.S. Territories Bonds
      (Cost of $2,596,513).................                    2,842,853
                                                           -------------


                                               SHARES           VALUE
                                            -----------    -------------
TAX EXEMPT MONEY MARKET
  INVESTMENT (0.5%)
    SEI Tax Exempt Trust,
      (Cost of $2,459,832).................   2,459,832    $   2,459,832
                                                           -------------
TOTAL INVESTMENTS (98.2%)
      (Cost of $489,221,234) (b)...........                  520,080,025
                                                           -------------
OTHER ASSETS & LIABILITIES, NET (1.8%).....                    9,298,678
                                                           -------------
NET ASSETS (100.0%)........................                $ 529,378,703
                                                           =============

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Zero coupon bond.
(b) Cost for federal income tax purposes is $489,093,027.

                   ACRONYM                           NAME
                   -------                           ----
                     AMT                   Alternative Minimum Tax
                     IBC                  Insured Bond Certificates
                    MBIA            Municipal Bond Insurance Association


COLUMBIA HIGH YIELD FUND
JUNE 30, 2003 (UNAUDITED)

                                               PAR             VALUE
                                            -----------    -------------
CORPORATE NOTES & BONDS (90.4%)
  AEROSPACE & DEFENSE (2.4%)
   K&F Industries,
    9.625% 12/15/10 (a).................... $ 9,180,000    $  10,189,800
   L-3 Communications Corp.,
    7.625% 06/15/12........................  24,775,000       27,252,500
                                                           -------------
                                                              37,442,300
                                                           -------------
  AMUSEMENT & RECREATION (2.3%)
   Cinemark USA, Inc.,
    9.000% 02/01/13 (a)....................  20,790,000       22,557,150
   Speedway Motorsports, Inc.,
    6.750% 06/01/13 (a)....................  12,910,000       13,361,850
                                                           -------------
                                                              35,919,000
                                                           -------------
  AUTOMOTIVE & AUTO PARTS (2.6%)
   American Axle & Manufacturing, Inc.,
    Senior Subordinated Notes,
    9.750% 03/01/09........................  18,175,000       19,538,125
   Lear Corp., Series B:
    7.960% 05/15/05........................   5,350,000        5,697,750
    8.110% 05/15/09........................  12,725,000       14,570,125
                                                           -------------
                                                              39,806,000
                                                           -------------
  BROADCASTING (1.4%)
   Sinclair Broadcasting Group, Inc.:
    8.000% 03/15/12........................   1,520,000        1,622,600
    8.000% 03/15/12 (a)....................  11,190,000       11,945,325
    8.750% 12/15/11........................   6,610,000        7,254,475
                                                           -------------
                                                              20,822,400
                                                           -------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               PAR             VALUE
                                            -----------    -------------
  CABLE TV (7.0%)
   British Sky Broadcasting:
    6.875% 02/23/09........................ $ 5,000,000    $   5,650,000
    7.300% 10/15/06........................   7,425,000        8,316,000
   CSC Holdings, Inc.:
    Senior Notes,
    7.875% 12/15/07........................   7,950,000        8,128,875
    Senior Subordinated Debentures:
    9.875% 02/15/13........................  11,770,000       12,299,650
    10.500% 05/15/16.......................   3,150,000        3,433,500
    Series B,
    8.125% 08/15/09........................   1,500,000        1,552,500
   Mediacom LLC:
    9.500% 01/15/13........................  17,650,000       18,664,875
    Series B,
    8.500% 04/15/08........................   6,500,000        6,565,000
   Rogers Cable, Inc.:
    6.250% 06/15/13 (a)....................  10,475,000       10,448,813
    7.875% 05/01/12........................  15,850,000       17,276,500
   Rogers Communications, Inc.,
    8.875% 07/15/07........................   1,000,000        1,030,000
   TCI Communications, Inc.,
    8.750% 08/01/15........................  10,750,000       13,964,583
                                                           -------------
                                                             107,330,296
                                                           -------------
  CAPITAL GOODS (0.6%)
   Kennametal, Inc.,
    7.200% 06/15/12........................   9,045,000        9,899,237
                                                           -------------
  CASINOS & GAMING (6.5%)
   Harrahs Operating Co., Inc.,
    7.875% 12/15/05........................  25,400,000       27,622,500
   International Game Technology:
    7.875% 05/15/04........................   5,750,000        6,047,011
    8.375% 05/15/09........................   3,575,000        4,392,131
   Park Place Entertainment Corp.:
    7.875% 03/15/10........................     150,000          161,250
    8.875% 09/15/08........................     500,000          551,250
    9.375% 02/15/07........................  30,075,000       33,308,062
   Station Casinos, Inc.:
    8.875% 12/01/08........................  14,097,000       14,801,850
    9.875% 06/01/10........................  12,065,000       13,271,500
                                                           -------------
                                                             100,155,554
                                                           -------------
  CHEMICALS (2.7%)
   Airgas, Inc.,
    9.125% 10/01/11........................   8,134,000        9,089,745
   Equistar Chemicals LP:
    10.125% 09/01/08.......................   7,370,000        7,591,100
    10.625% 05/01/11 (a)...................   4,805,000        4,925,125


                                               PAR             VALUE
                                            -----------    -------------
   Ethyl Corp.,
    8.875% 05/01/10 (a).................... $16,400,000    $  16,728,000
   MacDermid, Inc.,
    9.125% 07/15/11........................   2,145,000        2,397,038
                                                           -------------
                                                              40,731,008
                                                           -------------
  COAL (2.0%)
   Arch Western Finance LLC,
      6.750% 07/01/13 (a)..................  16,890,000       17,312,250
   Peabody Energy Corp.,
    6.875% 03/15/13........................  13,750,000       14,403,125
                                                           -------------
                                                              31,715,375
                                                           -------------
  CONSUMER PRODUCTS (3.5%)
   Hasbro, Inc.:
    6.150% 07/15/08........................  16,620,000       17,201,700
    8.500% 03/15/06........................  14,025,000       15,357,375
   Playtex Products, Inc.,
    9.375% 06/01/11........................   1,050,000        1,050,000
   Scotts Co.,
    8.625% 01/15/09........................  18,915,000       20,239,050
                                                           -------------
                                                              53,848,125
                                                           -------------
  DIVERSIFIED MEDIA (4.9%)
   DirecTV Holdings LLC,
    8.375% 03/15/13 (a)....................  11,730,000       13,078,950
   Houghton Mifflin Co.,
    9.875% 02/01/13 (a)....................  16,340,000       17,728,900
   Lamar Media Corp.:
    7.250% 01/01/13 (a)....................  24,883,000       26,375,980
    8.625% 09/15/07........................   3,160,000        3,278,500
   Lin Television Corp.,
    6.500% 05/15/13 (a)....................  14,125,000       14,089,688
                                                           -------------
                                                              74,552,018
                                                           -------------
  ENERGY (8.6%)
   Chesapeake Energy Corp.:
    7.500% 09/15/13 (a)....................   9,625,000       10,226,563
    8.125% 04/01/11........................   3,050,000        3,286,375
    8.375% 11/01/08........................   6,170,000        6,679,025
    9.000% 08/15/12........................   7,350,000        8,195,250
   Grant Prideco:
    9.000% 12/15/09 (a)....................  12,920,000       14,341,200
    9.625% 12/01/07........................   9,355,000       10,337,275
   Key Energy Services, Inc.,
    6.375% 05/01/13........................   7,130,000        7,236,950
   Pogo Producing Co.,
    8.250% 04/15/11........................   3,080,000        3,411,100


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA HIGH YIELD FUND (CONT.)
JUNE 30, 2003 (UNAUDITED)

                                                PAR             VALUE
                                            -----------    -------------
   Pride International, Inc.:
    9.375% 05/01/07........................ $ 5,995,000    $   6,189,837
    10.000% 06/01/09.......................   6,950,000        7,610,250
   Semco Energy, Inc.:
    7.125% 05/15/08 (a)....................     620,000          647,900
    7.750% 05/15/13 (a)....................   2,975,000        3,168,375
   Vintage Petroleum, Inc.:
    7.875% 05/15/11........................     500,000          536,250
    8.625% 02/01/09........................   1,000,000        1,027,500
    9.750% 06/30/09........................   7,675,000        8,250,625
   Westport Resources Corp.:
    8.250% 11/01/11........................  18,805,000       20,591,475
    8.250% 11/01/11 (a)....................   1,175,000        1,286,625
   XTO Energy, Inc.:
    6.250% 04/15/13 (a)....................   1,600,000        1,700,000
    7.500% 04/15/12........................  15,015,000       17,042,025
                                                           -------------
                                                             131,764,600
                                                           -------------
  ENVIRONMENTAL (2.4%)
   Allied Waste North America, Inc.,
    Series B,
    10.000% 08/01/09.......................  29,070,000       30,886,875
   Synagro Technologies, Inc.,
    9.500% 04/01/09........................   6,150,000        6,580,500
                                                           -------------
                                                              37,467,375
                                                           -------------
  FINANCIALS (1.0%)
   iStar Financial, Inc.:
    7.000% 03/15/08........................  10,450,000       10,938,590
    8.750% 08/15/08........................   2,890,000        3,150,100
                                                           -------------
                                                              14,088,690
                                                           -------------
  FOOD, BEVERAGE & TOBACCO (3.7%)
   Constellation Brands, Inc.:
    8.000% 02/15/08........................   1,500,000        1,646,250
    8.125% 01/15/12........................   9,015,000        9,736,200
    8.500% 03/01/09........................   8,900,000        9,345,000
    8.625% 08/01/06........................   5,100,000        5,559,000
   Cott Beverages, Inc.,
    8.000% 12/15/11........................  27,650,000       29,862,000
                                                           -------------
                                                              56,148,450
                                                           -------------
  HEALTH CARE (8.6%)
   AdvancePCS,
    8.500% 04/01/08........................   8,700,000        9,352,500
   AmerisourceBergen Corp.:
    7.250% 11/15/12 (a)....................  12,130,000       13,161,050
    8.125% 09/01/08........................  16,375,000       18,012,500


                                               PAR             VALUE
                                            -----------    -------------
   Apogent Technologies, Inc.,
    6.500% 05/15/13 (a).................... $ 2,150,000    $   2,219,875
   HCA, Inc.:
    6.910% 06/15/05........................   7,025,000        7,452,759
    6.950% 05/01/12........................   2,750,000        2,930,598
    7.000% 07/01/07........................   1,000,000        1,072,727
    7.875% 02/01/11........................   2,875,000        3,219,735
    8.750% 09/01/10........................  11,150,000       12,988,356
   Omnicare, Inc.:
    6.125% 06/01/13........................   3,950,000        4,029,000
    Series B,
    8.125% 03/15/21........................  10,690,000       11,598,650
   Province Healthcare Co.,
    7.500% 06/01/13........................  12,775,000       12,583,375
   Select Medical Corp.,
    9.500% 06/15/09........................  11,200,000       12,166,000
   Triad Hospitals, Inc., Series B,
    8.750% 05/01/09........................  19,200,000       20,424,000
                                                           -------------
                                                             131,211,125
                                                           -------------
  HOMEBUILDERS (2.5%)
   KB Home:
    7.750% 02/01/10........................   5,050,000        5,460,312
    8.625% 12/15/08........................   6,200,000        7,037,000
    9.500% 02/15/11........................   7,575,000        8,569,219
   Toll Brothers, Inc.,
    8.250% 02/01/11........................   1,000,000        1,115,000
   Toll Corp.:
    7.750% 09/15/07........................   3,670,000        3,812,213
    8.000% 05/01/09........................   5,765,000        6,175,756
    8.125% 02/01/09........................   3,750,000        3,989,063
    8.250% 12/01/11........................   2,200,000        2,464,000
                                                           -------------
                                                              38,622,563
                                                           -------------
  HOTELS (2.7%)
   Extended Stay America, Inc.:
    9.150% 03/15/08........................  10,890,000       11,366,437
    9.875% 06/15/11........................   9,000,000        9,675,000
   Host Marriott LP:
    Series E,
    8.375% 02/15/06........................   6,625,000        6,856,875
   Series I,
    9.500% 01/15/07........................     875,000          940,625
   ITT Corp.,
    6.750% 11/15/05........................   6,055,000        6,319,943
   Starwood Hotels & Resorts
    Worldwide, Inc.,
    7.375% 05/01/07........................   5,300,000        5,578,250
                                                           -------------
                                                              40,737,130
                                                           -------------


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               PAR             VALUE
                                            -----------    -------------
  LEISURE (1.1%)
   Six Flags, Inc.:
    9.500% 02/01/09........................ $ 7,405,000    $   7,293,925
    9.750% 06/15/07........................   4,980,000        4,930,200
    9.750% 04/15/13........................   4,625,000        4,578,750
                                                           -------------
                                                              16,802,875
                                                           -------------
  PACKAGING (6.4%)
   Ball Corp.:
    6.875% 12/15/12 (a)....................  13,752,000       14,577,120
    7.750% 08/01/06........................   2,850,000        3,120,750
    8.250% 08/01/08........................   7,000,000        7,350,000
   Constar International, Inc.,
    11.000% 12/01/12.......................  11,400,000       12,312,000
   Owens-Brockway Glass Container:
    8.875% 02/15/09........................   1,000,000        1,085,000
    8.875% 11/15/12........................   1,750,000        1,898,750
   Owens-Illinois, Inc.:
    7.150% 05/15/05........................   8,225,000        8,430,625
    7.350% 05/15/08........................   5,400,000        5,400,000
    8.100% 05/15/07........................   6,400,000        6,560,000
   Silgan Holdings, Inc.,
    9.000% 06/01/09........................  20,496,000       21,213,360
   Smurfit-Stone Container Corp.,
    8.250% 10/01/12........................   4,580,000        4,912,050
   Stone Container Corp.:
    8.375% 07/01/12........................   1,110,000        1,190,475
    9.750% 02/01/11........................   9,800,000       10,731,000
                                                           -------------
                                                              98,781,130
                                                           -------------
  PAPER PRODUCTS (1.7%)
   Abitibi-Consolidated, Inc.:
    6.000% 06/20/13........................   4,000,000        3,807,044
    7.875% 08/01/09........................  13,225,000       14,679,750
   Cascades, Inc.,
    7.250% 02/15/13 (a)....................   7,580,000        7,977,950
                                                           -------------
                                                              26,464,744
                                                           -------------
  PRINTING & PUBLISHING (2.9%)
   Dex Media East LLC,
    12.125% 11/15/12 (a)...................  18,550,000       21,935,375
   R.H. Donnelley Financial Corp.:
    8.875% 12/15/10 (a)....................   1,320,000        1,458,600
    10.875% 12/15/12.......................  17,445,000       20,323,425
                                                           -------------
                                                              43,717,400
                                                           -------------
  RAILROAD (0.4%)
   Kansas City Southern:
    7.500% 06/15/09........................   1,655,000        1,714,994
    9.500% 10/01/08........................   4,550,000        5,056,187
                                                           -------------
                                                               6,771,181
                                                           -------------


                                                PAR            VALUE
                                            -----------    -------------
  REAL ESTATE INVESTMENT TRUST (REIT) (0.9%)
   Health Care REIT, Inc.,
    7.500% 08/15/07........................ $12,875,000    $  13,756,667
                                                           -------------
  RESTAURANTS (2.0%)
   Yum! Brands, Inc.:
    7.450% 05/15/05........................   1,810,000        1,945,750
    7.650% 05/15/08........................   3,975,000        4,491,750
    7.700% 07/01/12........................     840,000          957,600
    8.500% 04/15/06........................   3,965,000        4,440,800
    8.750% 04/15/11........................  15,585,000       18,468,225
                                                           -------------
                                                              30,304,125
                                                           -------------
  SERVICES (4.5%)
   Corrections Corp. of America,
    7.500% 05/01/11........................  12,150,000       12,696,750
   Iron Mountain, Inc.:
    7.750% 01/15/15........................   6,875,000        7,270,312
    8.250% 07/01/11........................   1,120,000        1,198,400
    8.625% 04/01/13........................  22,675,000       24,262,250
   United Rentals, Inc.,
    Series B:
    8.800% 08/15/08........................   8,175,000        7,929,750
    9.250% 01/15/09........................   7,495,000        7,382,575
    9.500% 06/01/08........................   3,700,000        3,718,500
    10.750% 04/15/08.......................   1,000,000        1,092,500
   Universal Compression, Inc.,
    7.250% 05/15/10 (a)....................   3,975,000        4,114,125
                                                           -------------
                                                              69,665,162
                                                           -------------
  SHIPPING (0.7%)
   Teekay Shipping Corp.,
    8.875% 07/15/11........................  10,555,000       11,570,919
                                                           -------------
  SUPERMARKETS (1.5%)
   Winn-Dixie Stores, Inc.,
    8.875% 04/01/08........................  21,875,000       23,187,500
                                                           -------------
  TELECOMMUNICATIONS (1.5%)
   Nextel Communications, Inc.:
    9.750% 10/31/07........................   7,000,000        7,245,000
    9.950% 02/15/08........................   2,000,000        2,090,000
    10.650% 09/15/07.......................  13,175,000       13,603,187
                                                           -------------
                                                              22,938,187
                                                           -------------
  TRANSPORTATION (1.4%)
   Offshore Logistics, Inc.,
    6.125% 06/15/13 (a)....................  20,800,000       20,852,000
                                                           -------------

  Total Corporate Notes & Bonds
      (Cost of $1,334,080,910).............                1,387,073,136
                                                           -------------


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA HIGH YIELD FUND (CONT.)
JUNE 30, 2003 (UNAUDITED)

                                               PAR             VALUE
                                           ------------    -------------
SHORT-TERM OBLIGATION (8.1%)
    Repurchase agreement with State
      Street Bank & Trust Co., dated
      06/30/03, due 07/01/03 at 0.950%,
      collateralized by U.S. Treasury
      Bonds with maturities to
      11/15/08, market value of
      $126,308,645 (repurchase
      proceeds $123,831,268)
      (Cost of $123,828,000)...............$123,828,000   $  123,828,000
                                                           -------------
TOTAL INVESTMENTS (98.5%)
      (Cost of $1,457,908,910) (b).........                1,510,901,136
                                                           -------------
OTHER ASSETS & LIABILITIES, NET (1.5%).....                   23,296,438
                                                           -------------
NET ASSETS (100.0%)........................               $1,534,197,574
                                                          ==============

NOTES TO SCHEDULE OF INVESTMENTS:
(a) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $296,408,589, which represents 19.3% of net assets.
(b) Cost for federal income tax purposes is $1,460,765,557.

COLUMBIA DAILY INCOME COMPANY
JUNE 30, 2003 (UNAUDITED)


                                                PAR           VALUE
                                            -----------    -------------
U.S. GOVERNMENT AGENCIES (24.9%)
    Federal National Mortgage Association (FNMA):
      1.090% 08/27/03 (a).................. $13,000,000    $  12,977,564
      1.145% 08/13/03 (a)..................  15,000,000       14,979,485
      1.160% 07/09/03 (a)..................  16,200,000       16,195,824
      1.175% 07/13/03 (a)..................   9,600,000        9,590,600
      4.750% 11/14/03......................   5,958,000        6,035,450
    Federal Home Loan Bank (FHLB):
      1.150% 07/25/03 (a)..................  10,000,000        9,992,333
      1.150% 09/24/03 (a)..................  11,500,000       11,468,774
      1.160% 07/18/03 (a)..................  20,000,000       19,989,045
      2.500% 11/14/03......................   4,800,000        4,822,198
      3.125% 11/14/03......................   6,010,000        6,051,604
      6.875% 08/15/03......................  20,000,000       20,139,057
    Federal Home Loan Mortgage Corp. (FHLMC):
      1.190% 07/17/03 (a)..................  11,900,000       11,893,706
      1.400% 08/21/03 (a)..................  10,000,000        9,983,850
      6.375% 11/15/03......................   3,529,000        3,598,089



                                               PAR             VALUE
                                            -----------    -------------
    Student Loan Marketing
      Association (SLMA):
      0.890% 08/21/03...................... $40,000,000    $  40,000,000
      0.900% 11/20/03......................  26,500,000       26,499,813
                                                           -------------
Total U.S. Government Agencies
      (Cost of $224,217,392)...............                  224,217,392
                                                           -------------
COMMERCIAL PAPER (75.5%)
    Abbey National North America LLC:
      1.010% 09/05/03......................   6,000,000        5,988,890
      1.190% 08/19/03......................  12,300,000       12,280,077
    Alabama Power Co.,
      1.240% 07/10/03......................  12,000,000       11,996,280
    American Express Credit,
      1.010% 09/30/03......................  18,000,000       17,954,045
    American General Finance Corp.:
      1.010% 09/25/03......................  13,500,000       13,467,428
      1.200% 07/17/03......................   9,000,000        8,995,200
    American Honda Finance:
      1.160% 07/07/03......................   7,000,000        6,998,647
      1.220% 07/11/03......................   6,700,000        6,697,730
    Archer Daniels Midland Co.:
      1.220% 07/02/03......................   3,000,000        2,999,898
      1.230% 07/02/03......................  22,000,000       21,999,248
    Banc One Corp.,
      1.200% 08/04/03......................  20,000,000       19,977,333
    Barclays U.S. Funding Corp.:
      0.970% 08/27/03......................   6,500,000        6,490,017
      1.000% 08/27/03......................   3,400,000        3,394,617
      1.210% 08/01/03......................   3,000,000        2,996,874
    BellSouth Corp.:
      0.950% 07/23/03......................   8,455,000        8,450,091
      1.020% 07/03/03......................   5,600,000        5,599,683
    Brown-Forman Corp.,
      0.960% 07/11/03......................  13,200,000       13,196,480
    Caterpillar Financial Services Corp.:
      0.930% 07/28/03......................   3,600,000        3,597,489
      0.980% 07/28/03......................  10,000,000        9,992,650
    Chevron UK Investment PLC:
      0.910% 09/18/03 (a)..................   6,500,000        6,487,020
      1.190% 07/10/03 (a)..................   9,000,000        8,997,323
      1.210% 07/21/03......................   9,500,000        9,493,614
    Citicorp:
      1.190% 08/07/03......................  11,000,000       10,986,546
      1.220% 07/11/03......................  14,000,000       13,995,256
    Clorox Corp.,
      0.980% 09/11/03......................  13,000,000       12,974,520
    Coca-Cola Co.:
      0.880% 09/09/03......................  10,000,000        9,982,889
      0.900% 08/15/03......................  13,000,000       12,985,375


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               PAR             VALUE
                                            -----------    -------------
    E.I. Du Pont de Nemours & Co.:
      0.920% 08/08/03...................... $ 4,500,000    $   4,495,630
      1.010% 08/20/03......................   5,000,000        4,992,986
      1.190% 07/22/03......................   8,700,000        8,693,961
    General Electric Capital Corp.:
      0.900% 07/15/03......................   9,700,000        9,696,605
      1.220% 09/10/03......................  14,000,000       13,966,315
    GlaxoSmithKline PLC,
      1.190% 08/19/03......................  24,500,000       24,460,317
    Goldman Sachs Group, Inc.:
      0.970% 08/20/03 (a)..................   5,500,000        5,492,590
      1.260% 07/07/03......................  13,000,000       12,997,270
    Grainger (W.W.), Inc.,
      0.910% 07/25/03......................  18,000,000       17,989,080
    Household Finance Corp.,
      1.200% 09/02/03......................   9,000,000        8,981,100
    International Business Machines Corp.,
      1.200% 07/08/03......................  20,000,000       19,995,333
    J.P. Morgan Chase & Co.:
      1.190% 07/24/03......................  10,000,000        9,992,397
      1.200% 08/12/03......................  10,000,000        9,986,000
    Johnson & Johnson, Inc.,
      1.200% 08/04/03......................  10,000,000        9,988,667
    Lubrizol Corp.,
      1.180% 09/15/03......................   5,300,000        5,286,797
    McGraw-Hill, Inc.:
      1.150% 09/17/03......................  14,000,000       13,965,117
      1.180% 08/12/03......................   5,500,000        5,492,428
    Merck & Co., Inc.:
      1.100% 07/11/03......................   4,500,000        4,498,625
      1.200% 08/06/03......................   5,800,000        5,793,040
      1.210% 08/14/03......................  12,800,000       12,781,070
    Nestle Capital Corp.:
      1.190% 07/31/03 (a)..................   6,000,000        5,994,050
      1.190% 08/07/03 (a)..................  13,300,000       13,283,733
    PACCAR Financial Corp.,
      1.210% 07/24/03......................  15,200,000       15,188,250
    Prudential Funding Corp.,
      1.200% 08/11/03......................  15,000,000       14,979,500
    Pzifer, Inc.:
      0.910% 08/11/03......................   4,500,000        4,495,336
      1.000% 07/30/03......................  11,100,000       11,091,058
      1.110% 07/22/03......................   6,300,000        6,295,921
    Royal Bank of Scotland PLC,
      1.030% 08/13/03......................  19,000,000       18,976,625
    San Paolo U.S. Finance Co.,
      1.070% 09/12/03......................  18,000,000       17,960,945
    Schering-Plough Corp.,
      1.210% 08/08/03......................  18,600,000       18,576,244


                                                PAR             VALUE
                                            -----------    -------------
    Shell Finance:
      1.200% 07/14/03......................$ 15,000,000    $  14,993,500
      1.200% 08/28/03......................   6,500,000        6,487,433
    Societe Generale of North
      America, Inc.:
      1.210% 07/01/03......................   2,600,000        2,600,000
      1.240% 07/01/03......................  17,400,000       17,400,000
    UBS Finance, Inc.,
      1.310% 07/01/03......................  13,600,000       13,600,000
    Verizon Network Funding Corp.,
      1.190% 07/29/03......................  14,000,000       13,987,042
    Washington Post Co.,
      1.200% 07/29/03......................   4,000,000        3,996,267
                                                           -------------
  Total Commercial Paper
      (Cost of $678,426,452)...............                  678,426,452
                                                           -------------
TOTAL INVESTMENTS (100.4%)
      (Cost of $902,643,844) (b)...........                  902,643,844
                                                           -------------
OTHER ASSETS & LIABILITIES, NET (-0.4%)....                   (3,933,087)
                                                           -------------
NET ASSETS (100.0%)........................                $ 898,710,757
                                                           =============

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Floating rate note whose interest rate is reset periodically based on an index. The interest rate shown reflects the rate in effect at June 30, 2003.
(b) Cost for both financial statement and federal income tax purposes is the same.


                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

COLUMBIA FUNDS
JUNE 30, 2003 (UNAUDITED)



                                                            COMMON                      INTERNATIONAL
                                                             STOCK          GROWTH          STOCK          SPECIAL       SMALL CAP
                                                             FUND            FUND           FUND            FUND           FUND
                                                         ------------  --------------   ------------  --------------   ------------
ASSETS:
  Investments, at identified cost
   (including short-term obligations) .................. $370,449,689  $  733,871,523   $224,122,602  $  810,088,125   $454,861,002
                                                         ============  ==============   ============  ==============   ============
  Investments, at value................................. $412,798,832  $  871,964,232   $226,577,641  $  924,870,157   $540,385,537
  Repurchase agreement..................................   17,175,000      13,171,000     15,216,000      32,690,000     18,420,000
                                                         ------------  --------------   ------------  --------------   ------------
    Total investments, at value......................... $429,973,832  $  885,135,232   $241,793,641  $  957,560,157   $558,805,537
  Cash..................................................          276             107            532             574            484
  Foreign currency (cost of $520,184)...................           --              --        518,637              --             --
  Receivable for:
    Investments sold....................................    7,000,123      20,359,130        189,539      16,612,357      5,730,038
    Capital stock sold..................................      388,652         603,126        749,190         536,307      1,924,924
    Interest............................................          586             348            402             862            486
    Dividends...........................................      484,858         490,315        701,124         104,568         30,129
  Expense reimbursement due from Advisor................           --          12,384             --              --             --
  Prepaid expense.......................................       45,998              --         16,011          65,216          4,229
  Deferred Trustees' compensation plan..................           --              --          5,892              --             --
  Other assets..........................................           --              --         99,608              --             --
                                                         ------------  --------------   ------------  --------------   ------------
  Total assets..........................................  437,894,325     906,600,642    244,074,576     974,880,041    566,495,827
                                                         ------------  --------------   ------------  --------------   ------------
LIABILITIES:
  Expense reimbursement due to Advisor..................           --              --             --              --             --
  Payable for:
    Investments purchased on a delayed delivery basis...           --              --             --              --             --
    Investments purchased...............................   10,064,034      17,875,111      6,312,047       9,816,963      4,201,363
    Capital stock redeemed..............................      971,117         860,546        139,115       2,110,673      2,942,672
    Distributions.......................................           --              --             --              --             --
    Investment management fee...........................      213,930         438,402        182,196         685,920        462,663
    Transfer agent fee..................................      125,899           2,786             --          81,806         69,793
    Pricing and bookkeeping fees........................        3,970           7,269          3,978              --          2,391
    Expenses received at merger.........................           --          78,683             --          67,807             --
    Directors' fees.....................................        1,063           6,717             --           1,379             --
    Distribution and services fees......................          122              --             --              --             --
    Custody fee.........................................        8,634           8,262          6,203           2,072         45,121
    Reports to shareholders.............................       83,235         187,045         43,594          79,195         38,607
  Deferred Trustees' fees...............................           --              --          5,892              --             --
  Foreign capital gains tax payable.....................           --              --        239,004              --             --
  Other liabilities.....................................       11,448           6,047             --          31,997         37,261
                                                         ------------  --------------   ------------  --------------   ------------
  Total liabilities.....................................   11,483,452      19,470,868      6,932,029      12,877,812      7,799,871
                                                         ------------  --------------   ------------  --------------   ------------
NET ASSETS.............................................. $426,410,873  $  887,129,774   $237,142,547  $  962,002,229   $558,695,956
                                                         ============  ==============   ============  ==============   ============
NET ASSETS consist of:
  Paid-in capital....................................... $520,095,433  $1,216,005,239   $283,686,860  $1,104,270,614   $679,471,280
  Undistributed (overdistributed)
   net investment income (loss)                             1,259,809         342,923      1,468,323      (3,402,397)    (2,465,982)
  Accumulated net realized gain (loss).................. (154,468,512)   (480,482,097)   (65,755,309)   (286,338,020)  (222,253,877)
  Unrealized appreciation (depreciation) on:
    Investments.........................................   59,524,143     151,263,709     17,671,039     147,472,032    103,944,535
    Foreign currency translations.......................           --              --         71,634              --             --
                                                         ------------  --------------   ------------  --------------   ------------
NET ASSETS.............................................. $426,410,873  $  887,129,774   $237,142,547  $  962,002,229   $558,695,956
                                                         ============  ==============   ============  ==============   ============




                                                           REAL ESTATE                   STRATEGIC                   SHORT TERM
                                                             EQUITY      TECHNOLOGY        VALUE       BALANCED         BOND
                                                              FUND          FUND           FUND          FUND           FUND
                                                         ------------   -----------    ------------  -----------    -----------
ASSETS:
  Investments, at identified cost
   (including short-term obligations) .................. $693,642,786   $13,213,788    $237,288,084  $600,341,598   $615,232,343
                                                         ============   ===========    ============  ============   ============
  Investments, at value................................. $775,871,977   $14,705,465    $221,910,526  $627,566,134   $516,269,591
  Repurchase agreement..................................   51,256,000       169,000      43,579,000    41,053,000    105,984,000
                                                         ------------   -----------    ------------  ------------   ------------
    Total investments, at value......................... $827,127,977   $14,874,465    $265,489,526  $668,619,134   $622,253,591
  Cash..................................................      625,573        13,057             254       143,532     11,287,557
  Foreign currency (cost of $520,184)...................           --            --              --            --             --
  Receivable for:
    Investments sold....................................    2,624,448     2,114,503       1,359,539     8,806,876      7,576,574
    Capital stock sold..................................    3,102,917       129,086         172,056       600,942      5,049,549
    Interest............................................        1,353             4           1,150     2,372,406      3,406,744
    Dividends...........................................    2,563,814         1,595         270,761       471,552             --
  Expense reimbursement due from Advisor................           --        63,987          18,418            --             --
  Prepaid expense.......................................       22,289        47,766           1,504        46,568         83,352
  Deferred Trustees' compensation plan..................           --            --           8,492            --             --
  Other assets..........................................          671         8,294              --        26,440         76,265
                                                         ------------   -----------    ------------  ------------   ------------
  Total assets..........................................  836,069,042    17,252,757     267,321,700   681,087,450    649,733,632
                                                         ------------   -----------    ------------  ------------   ------------
LIABILITIES:
  Expense reimbursement due to Advisor..................           --            --              --            --          4,052
  Payable for:
    Investments purchased on a delayed delivery basis...           --            --              --    20,899,617     69,769,395
    Investments purchased...............................      625,000     2,332,481       1,160,864    11,655,768     21,106,626
    Capital stock redeemed..............................    1,791,551       189,805         734,071       841,258      1,145,652
    Distributions.......................................       16,220            --              --        43,639        486,921
    Investment management fee...........................      509,011        11,675         167,422       272,105        209,502
    Transfer agent fee..................................      107,302            --           8,599            --             --
    Pricing and bookkeeping fees........................           --         1,449             325         7,970         11,630
    Expenses received at merger.........................           --            --          13,612            --         45,444
    Directors' fees.....................................           --            --              --         1,988         14,736
    Distribution and services fees......................        1,982           300           1,219           743         10,068
    Custody fee.........................................        3,567         2,541           5,818         7,623             --
    Reports to shareholders.............................       37,131         9,737           7,063        79,867          8,523
  Deferred Trustees' fees...............................           --            --           8,492            --             --
  Foreign capital gains tax payable.....................           --            --              --            --             --
  Other liabilities.....................................       22,776            --          13,017            --             --
                                                         ------------   -----------    ------------  ------------   ------------
  Total liabilities.....................................    3,114,540     2,547,988       2,120,502    33,810,578     92,812,549
                                                         ------------   -----------    ------------  ------------   ------------
NET ASSETS.............................................. $832,954,502   $14,704,769    $265,201,198  $647,276,872   $556,921,083
                                                         ============   ===========    ============  ============   ============
NET ASSETS consist of:
  Paid-in capital....................................... $712,592,675   $20,414,639    $271,038,797  $735,768,434   $549,676,769
  Undistributed (overdistributed)
   net investment income (loss)                             7,504,375       (66,359)      1,255,019      (340,280)      (397,994)
  Accumulated net realized gain (loss)..................  (20,627,739)   (7,304,188)    (35,294,059) (156,428,818)       621,060
  Unrealized appreciation (depreciation) on:
    Investments.........................................  133,485,191     1,660,677      28,201,442    68,277,536      7,021,248
    Foreign currency translations.......................           --            --              (1)           --             --
                                                         ------------   -----------    ------------  ------------   ------------
NET ASSETS.............................................. $832,954,502   $14,704,769    $265,201,198  $647,276,872   $556,921,083
                                                         ============   ===========    ============  ============   ============





                                                                           NATIONAL       OREGON
                                                          FIXED INCOME     MUNICIPAL     MUNICIPAL                         DAILY
                                                           SECURITIES        BOND          BOND         HIGH YIELD        INCOME
                                                              FUND           FUND          FUND            FUND           COMPANY
                                                         ------------   -----------   ------------   --------------   ------------
ASSETS:
  Investments, at identified cost
   (including short-term obligations) ..................  $612,878,297   $15,812,059   $489,221,234   $1,457,908,910   $902,643,844
                                                          ============   ===========   ============   ==============   ============
  Investments, at value.................................  $552,749,288   $16,877,979   $520,080,025   $1,387,073,136   $902,643,844
  Repurchase agreement..................................    85,324,000            --             --      123,828,000             --
                                                          ------------   -----------   ------------   --------------   ------------
    Total investments, at value.........................  $638,073,288   $16,877,979   $520,080,025   $1,510,901,136   $902,643,844
  Cash..................................................     5,883,596            --             --        6,576,090         76,204
  Foreign currency (cost of $520,184)...................            --            --             --               --             --
  Receivable for:
    Investments sold....................................     2,832,020            --             --       10,046,288             --
    Capital stock sold..................................     1,053,807           271      3,653,513       11,229,957      1,859,516
    Interest............................................     5,557,403       224,706      6,412,565       24,863,827        827,490
    Dividends...........................................            --            --             --               --             --
  Expense reimbursement due from Advisor................            --        44,810             --               --             --
  Prepaid expense.......................................        52,235        66,323         60,846           98,816         12,942
  Deferred Trustees' compensation plan..................            --            --             --               --             --
  Other assets..........................................            --            99             --            5,844         27,170
                                                          ------------   -----------   ------------   --------------   ------------
  Total assets..........................................   653,452,349    17,214,188    530,206,949    1,563,721,958    905,447,166
                                                          ------------   -----------   ------------   --------------   ------------
LIABILITIES:
  Expense reimbursement due to Advisor..................            --            --             --               --             --
  Payable for:
    Investments purchased on a delayed delivery basis...    70,356,043            --             --               --             --
    Investments purchased...............................     8,438,468            --             --       24,093,222             --
    Capital stock redeemed..............................     2,373,355        14,867        144,708        2,270,963      6,044,804
    Distributions.......................................        81,804         7,276        411,981        2,376,163          2,789
    Investment management fee...........................       236,747         7,165        217,968          719,495        366,593
    Transfer agent fee..................................            --         3,071         27,237               --        158,190
    Pricing and bookkeeping fees........................         4,491           642          1,026               --             --
    Expenses received at merger.........................            --            --             --               --             --
    Directors' fees.....................................         9,410         3,950             --               --          2,990
    Distribution and services fees......................         1,890           206            384           49,734             --
    Custody fee.........................................         4,038            --            299               32         42,025
    Reports to shareholders.............................        18,513            --          9,844           14,775         93,455
  Deferred Trustees' fees...............................            --            --             --               --             --
  Foreign capital gains tax payable.....................            --            --             --               --             --
  Other liabilities.....................................        45,985         8,213         14,799               --         25,563
                                                          ------------   -----------   ------------   --------------   ------------
  Total liabilities.....................................    81,570,744        45,390        828,246       29,524,384      6,736,409
                                                          ------------   -----------   ------------   --------------   ------------
NET ASSETS..............................................  $571,881,605   $17,168,798   $529,378,703   $1,534,197,574   $898,710,757
                                                          ============   ===========   ============   ==============   ============
NET ASSETS consist of:
  Paid-in capital.......................................  $550,787,823   $16,020,501   $495,707,341   $1,521,192,161   $898,840,027
  Undistributed (overdistributed)
   net investment income (loss)                             (1,429,580)        5,538        149,364       (3,322,607)      (129,270)
  Accumulated net realized gain (loss)..................    (2,671,629)       76,839      2,663,207      (36,664,206)            --
  Unrealized appreciation (depreciation) on:
    Investments.........................................    25,194,991     1,065,920     30,858,791       52,992,226             --
    Foreign currency translations.......................            --            --             --               --             --
                                                          ------------   -----------   ------------   --------------   ------------
NET ASSETS..............................................  $571,881,605   $17,168,798   $529,378,703   $1,534,197,574   $898,710,757
                                                          ============   ===========   ============   ==============   ============


                 See Accompanying Notes to Financial Statements

                                 130-131 Spread

                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

COLUMBIA FUNDS
JUNE 30, 2003 (UNAUDITED)



                                                         COMMON                        INTERNATIONAL
                                                         STOCK          GROWTH             STOCK          SPECIAL      SMALL CAP
                                                          FUND           FUND              FUND            FUND           FUND
                                                      ------------    ------------     -------------   ------------  ------------
NET ASSETS:
Class A Shares....................................... $    197,137    $  4,063,317     $  20,615,862   $  3,279,022            --
                                                      ============    ============     =============   ============  ============
Class B Shares....................................... $    421,356        $641,146     $  10,062,886   $  3,960,369            --
                                                      ============    ============     =============   ============  ============
Class D Shares....................................... $    106,958        $202,747     $     564,384   $    676,749            --
                                                      ============    ============     =============   ============  ============
Class G Shares.......................................           --    $ 14,320,175                --   $    760,317            --
                                                      ============    ============     =============   ============  ============
Class T Shares.......................................           --              --                --    $ 28,360,450           --
                                                      ============    ============     =============   ============  ============
Class Z Shares....................................... $425,685,422    $867,902,389     $ 205,899,415   $924,965,322  $558,695,956
                                                      ============    ============     =============   ============  ============
SHARES OUTSTANDING:
Class A Shares.......................................       12,038         173,146         1,911,788        194,842            --
                                                      ============    ============     =============   ============  ============
Class B Shares.......................................       25,835          27,428           940,882        236,355            --
                                                      ============    ============     =============   ============  ============
Class D Shares.......................................        6,559           8,675            52,619         40,406            --
                                                      ============    ============     =============   ============  ============
Class G Shares.......................................           --         612,496                --         45,380            --
                                                      ============    ============     =============   ============  ============
Class T Shares ......................................           --              --                --      1,681,753            --
                                                      ============    ============     =============   ============  ============
Class Z Shares.......................................   25,943,041      36,871,077        19,013,113     54,755,084    28,302,525
                                                      ============    ============     =============   ============  ============
CLASS A SHARES:
Net asset value per share (a)........................ $      16.38    $      23.47            $10.78   $      16.83            --
                                                      ============    ============     =============   ============  ============
Maximum sales charge.................................         5.75%           5.75%             5.75%          5.75%           --
                                                      ============    ============     =============   ============  ============
Maximum offering price per share (b) ................ $      17.38    $      24.90            $11.44   $      17.86            --
                                                      ============    ============     =============   ============  ============
CLASS B SHARES:
Net asset value and offering price per share (a)..... $      16.31    $      23.38            $10.70   $      16.76            --
                                                      ============    ============     =============   ============  ============
CLASS D SHARES:
Net asset value per share (a)........................ $      16.31    $      23.37            $10.73   $      16.75            --
                                                      ============    ============     =============   ============  ============
Maximum sales charge.................................         1.00%           1.00%             1.00%          1.00%           --
                                                      ============    ============     =============   ============  ============
Maximum offering price per share (b)................. $      16.47    $      23.61     $       10.84   $      16.92            --
                                                      ============    ============     =============   ============  ============
CLASS G SHARES:
Net asset value and offering price per share (a).....           --    $      23.38                --   $      16.75            --
                                                      ============    ============     =============   ============  ============
CLASS T SHARES:
Net asset value per share (a)........................           --              --                --   $      16.86            --
                                                      ============    ============     =============   ============  ============
Maximum sales charge.................................           --              --                --           5.75%           --
                                                      ============    ============     =============   ============  ============
Maximum offering price per share (b).................           --              --                --   $      17.89            --
                                                      ============    ============     =============   ============  ============
CLASS Z SHARES:
Net asset value, offering and redemption price per
 share..............................................  $      16.41    $      23.54     $       10.83   $      16.89  $      19.74
                                                      ============    ============     =============   ============  ============




                                                       REAL ESTATE                       STRATEGIC                    SHORT TERM
                                                         EQUITY        TECHNOLOGY         VALUE       BALANCED           BOND
                                                          FUND           FUND              FUND         FUND             FUND
                                                      ------------    ------------     ------------  ------------    ------------
NET ASSETS:
Class A Shares....................................... $  7,901,691    $    256,144     $ 56,754,495  $    419,621    $ 37,617,346
                                                      ============    ============     ============  ============    ============
Class B Shares....................................... $  3,810,235    $    995,599     $  2,875,645  $  2,608,006    $ 26,523,885
                                                      ============    ============     ============  ============    ============
Class D Shares....................................... $ 2,632,519     $     10,283     $    695,933  $    673,853    $ 17,379,364
                                                      ============    ============     ============  ============    ============
Class G Shares.......................................           --              --               --            --    $  1,751,127
                                                      ============    ============     ============  ============    ============
Class T Shares.......................................           --              --               --            --    $ 29,250,229
                                                      ============    ============     ============  ============    ============
Class Z Shares....................................... $818,610,057    $13,442,743      $204,875,125  $643,575,392    $444,399,132

                                                      ============    ============     ============  ============    ============
SHARES OUTSTANDING:
Class A Shares.......................................      401,980          51,335        3,804,866        22,419       4,295,059
                                                      ============    ============     ============  ============    ============
Class B Shares.......................................      193,591         200,994          194,031       139,326       3,029,517
                                                      ============    ============     ============  ============    ============
Class D Shares.......................................      133,765           2,063           46,983        36,003       1,984,610
                                                      ============    ============     ============  ============    ============
Class G Shares.......................................           --              --               --            --         199,920
                                                      ============    ============     ============  ============    ============
Class T Shares.......................................           --              --               --            --       3,339,746
                                                      ============    ============     ============  ============    ============
Class Z Shares.......................................   41,623,117       2,683,050       13,709,344    34,393,290      50,740,797
                                                      ============    ============     ============  ============    ============
CLASS A SHARES:
Net asset value per share (a)........................ $      19.66    $       4.99     $      14.92  $      18.72    $       8.76
                                                      ============    ============     ============  ============    ============
Maximum sales charge.................................         5.75%           5.75%            5.75%         5.75%           4.75%
                                                      ============    ============     ============  ============    ============
Maximum offering price per share (b)................. $      20.86    $       5.29     $      15.83  $      19.86    $       9.20
                                                      ============    ============     ============  ============    ============
CLASS B SHARES:
Net asset value and offering price per share (a)..... $      19.68    $       4.95     $      14.82  $      18.72    $       8.76
                                                      ============    ============     ============  ============    ============
CLASS D SHARES:
Net asset value per share (a)........................ $      19.68    $       4.98     $      14.81  $      18.72    $       8.76
                                                      ============    ============     ============  ============    ============
Maximum sales charge.................................         1.00%           1.00%            1.00%         1.00%           1.00%
                                                      ============    ============     ============  ============    ============
Maximum offering price per share (b)................. $      19.88    $       5.03     $      14.96  $      18.91    $       8.85
                                                      ============    ============     ============  ============    ============
CLASS G SHARES:
Net asset value and offering price per share (a).....           --              --               --            --    $       8.76
                                                      ============    ============     ============  ============    ============
CLASS T SHARES:
Net asset value per share (a)........................           --              --               --            --    $       8.76
                                                      ============    ============     ============  ============    ============
Maximum sales charge.................................           --              --               --            --            4.75%
                                                      ============    ============     ============  ============    ============
Maximum offering price per share (b).................           --              --               --            --    $       9.20
                                                      ============    ============     ============  ============    ============
CLASS Z SHARES:
Net asset value, offering and redemption price per
 share............................................... $      19.67    $       5.01     $      14.94  $      18.71    $       8.76
                                                      ============    ============     ============  ============    ============




                                                                        NATIONAL
                                                      FIXED INCOME      MUNICIPAL         OREGON         HIGH             DAILY
                                                       SECURITIES         BOND             BOND          YIELD            INCOME
                                                          FUND            FUND             FUND          FUND            COMPANY
                                                      ------------    ------------     ------------  --------------    ------------
NET ASSETS:
Class A Shares....................................... $  6,189,424    $    380,106     $  1,456,949  $  159,929,631              --
                                                      ============    ============     ============  ==============    ============
Class B Shares....................................... $  4,339,434    $    592,365     $    897,699  $   83,756,849              --
                                                      ============    ============     ============  ==============    ============
Class D Shares....................................... $  2,855,095    $    402,944     $    807,001  $   99,403,279              --
                                                      ============    ============     ============  ==============    ============
Class G Shares.......................................           --              --               --              --              --
                                                      ============    ============     ============  ==============    ============
Class T Shares.......................................           --              --               --              --              --
                                                      ============    ============     ============  ==============    ============
Class Z Shares....................................... $558,497,652    $ 15,793,383     $526,217,054  $1,191,107,815    $898,710,757
                                                      ============    ============     ============  ==============    ============
SHARES OUTSTANDING:
Class A Shares.......................................      449,684          36,219          114,650      18,399,688              --
                                                      ============    ============     ============  ==============    ============
Class B Shares.......................................      315,270          56,444           70,640       9,636,114              --
                                                      ============    ============     ============  ==============    ============
Class D Shares.......................................      207,433          38,395           63,500      11,435,956              --
                                                      ============    ============     ============  ==============    ============
Class G Shares.......................................           --              --               --              --              --
                                                      ============    ============     ============  ==============    ============
Class T Shares.......................................           --              --               --              --              --
                                                      ============    ============     ============  ==============    ============
Class Z Shares.......................................   40,585,356       1,504,957       41,410,081    137,06 1,348     898,840,027
                                                      ============    ============     ============  ==============    ============
CLASS A SHARES:
Net asset value per share (a)........................ $      13.76    $      10.49     $      12.71  $         8.69              --
                                                      ============    ============     ============  ==============    ============
Maximum sales charge.................................         4.75%           4.75%            4.75%           4.75%             --
                                                      ============    ============     ============  ==============    ============
Maximum offering price per share (b)................. $      14.45    $      11.01     $      13.34  $         9.12              --
                                                      ============    ============     ============  ==============    ============
CLASS B SHARES:
Net asset value and offering price per share (a)..... $      13.76    $      10.49     $      12.71  $         8.69              --
                                                      ============    ============     ============  ==============    ============
CLASS D SHARES:
Net asset value per share (a)........................ $      13.76    $      10.49     $      12.71  $         8.69              --
                                                      ============    ============     ============  ==============    ============
Maximum sales charge.................................         1.00%           1.00%            1.00%           1.00%             --
                                                      ============    ============     ============  ==============    ============
Maximum offering price per share (b)................. $      13.90    $      10.60     $      12.84  $         8.78              --
                                                      ============    ============     ============  ==============    ============
CLASS G SHARES:
Net asset value and offering price per share (a).....           --              --               --              --              --
                                                      ============    ============     ============  ==============    ============
CLASS T SHARES:
Net asset value per share (a)........................           --              --               --              --              --
                                                      ============    ============     ============  ==============    ============
Maximum sales charge.................................           --              --               --              --              --
                                                      ============    ============     ============  ==============    ============
Maximum offering price per share (b).................           --              --               --              --              --
                                                      ============    ============     ============  ==============    ============
CLASS Z SHARES:
Net asset value, offering and redemption price per
 share............................................... $      13.76    $      10.49     $      12.71  $         8.69    $       1.00
                                                      ============    ============     ============  ==============    ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.


                 See Accompanying Notes to Financial Statements

                                 132-133 Spread

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

COLUMBIA FUNDS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)


                                                                                      INTER-
                                                         COMMON                      NATIONAL
                                                          STOCK         GROWTH         STOCK         SPECIAL      SMALL CAP
                                                          FUND           FUND          FUND           FUND           FUND
                                                      ------------   ------------   ------------   -----------   -----------
NET INVESTMENT INCOME:
Income:
  Dividends.........................................  $  3,063,007   $ 3,870,379    $ 3,139,415    $   303,361   $   364,332
  Interest..........................................        59,477        53,256         57,395        983,115        99,873
  Other.............................................           299           508            680             --         1,265
  Foreign withholding tax...........................       (15,899)      (18,524)      (323,995)            --        (3,998)
                                                      ------------   -----------    -----------    -----------   -----------
   Total income.....................................     3,106,884     3,905,619      2,873,495      1,286,476       461,472
                                                      ------------   -----------    -----------    -----------   -----------
Expenses:
  Investment management fee.........................     1,206,176     2,495,013        966,714      3,848,504     2,461,698
  Distribution fee:
   Class A..........................................            62         1,700             --            930            --
   Class B..........................................         1,130         1,069         37,373         13,271            --
   Class D..........................................           166           559          1,997          1,977            --
   Class G..........................................            --        44,035             --          2,330            --
  Service fee:

   Class A..........................................           154         4,404         24,205          2,310            --
   Class B..........................................           375           355         12,458          4,424            --
   Class D..........................................            55           186            666            659            --
   Class G..........................................            --        33,707             --          1,792            --
   Class T..........................................            --            --             --         64,942            --
  Transfer agent fee:

   Class A..........................................           267         7,217         40,439          3,536            --
   Class B..........................................           966           383         44,205          8,852            --
   Class D..........................................           183           276          2,725          1,005            --
   Class G..........................................            --        24,992             --          1,970            --
   Class T..........................................            --            --             --         24,350            --
   Class Z..........................................       459,586       659,223        207,225        689,342       484,341
  Pricing and bookkeeping fees......................        20,831        35,905         14,032         34,610        23,186
  Directors' fees...................................         7,412         4,787          7,421          9,039         8,032
  Custody fee.......................................        13,785        18,799         50,607         15,203        31,546
  Audit fee.........................................        13,789        14,470         20,553         16,482        14,673
  Registration fee..................................        61,806        73,997         30,896         85,254        35,011
  Other expenses....................................        60,395       157,408         35,052         92,313        50,810
                                                      ------------   -----------    -----------    -----------   -----------
   Total Expenses...................................     1,847,138     3,578,485      1,496,568      4,923,095     3,109,297
  Expenses reimbursed by Advisor....................            --            --             --             --            --
  Fees waived by Distributor:
   Class A..........................................           (62)       (1,700)            --           (930)           --
   Class D..........................................            --            --             --             --            --
   Class G..........................................            --       (13,500)            --           (717)           --
   Class T..........................................            --            --             --        (25,977)           --
  Fees waived by Advisor:

   Class A..........................................            --            --             --            (80)           --
   Class B..........................................            --            --         (5,481)        (2,105)           --
   Class D..........................................            --            --         (1,997)          (234)           --
   Class Z..........................................            --            --        (98,088)      (207,091)           --
  Custody earnings credit...........................            (1)         (589)          (235)          (498)         (846)
                                                      ------------   -----------    -----------    -----------   -----------
  Net Expenses......................................     1,847,075     3,562,696      1,390,767      4,685,463     3,108,451
                                                      ------------   -----------    -----------    -----------   -----------
Net Investment Income (Loss)........................     1,259,809       342,923      1,482,728     (3,398,987)   (2,646,979)
                                                      ------------   -----------    -----------    -----------   -----------




                                                      REAL ESTATE                  STRATEGIC                     SHORT TERM
                                                        EQUITY       TECHNOLOGY     VALUE        BALANCED          BOND
                                                         FUND          FUND          FUND          FUND            FUND
                                                      ------------   ----------   -----------   -----------     ------------
NET INVESTMENT INCOME:
Income:
  Dividends.........................................  $ 17,582,327   $   15,860   $ 2,473,663   $ 2,945,857     $         --
  Interest..........................................       236,831        2,752       134,052     6,227,169        7,320,961
  Other.............................................            --           --           420        81,142               --
  Foreign withholding tax...........................            --         (103)      (98,645)      (15,372)              --
                                                      ------------   ----------   -----------   -----------     ------------
   Total income.....................................    17,819,158       18,509     2,509,490     9,238,796        7,320,961
                                                      ------------   ----------   -----------   -----------     ------------
Expenses:
  Investment management fee.........................     2,929,913       50,596       928,142     1,584,122        1,147,978
  Distribution fee:
   Class A..........................................         1,832           52            --           161           10,159
   Class B..........................................         9,257          643         9,440         6,006           67,478
   Class D..........................................         5,546           29         1,575         1,970           42,477
   Class G..........................................            --           --            --            --            6,104
  Service fee:

   Class A..........................................         4,532          130        65,522           401           25,177
   Class B..........................................         3,059          214         3,146         1,997           22,340
   Class D..........................................         1,822           10           525           657           14,058
   Class G..........................................            --           --            --            --            4,696
   Class T..........................................            --           --            --            --           74,237
  Transfer agent fee:

   Class A..........................................        10,533          622        32,555           900           21,701
   Class B..........................................         7,888        1,716         6,617         4,490           18,338
   Class D..........................................         4,282           60         1,128           731           13,238
   Class G..........................................            --           --            --            --            1,819
   Class T..........................................            --           --            --            --           18,376
   Class Z..........................................       943,099       45,963       176,390       431,792           64,903
  Pricing and bookkeeping fees......................        31,172       12,245        16,737        31,791           30,261
  Directors' fees...................................         9,929        2,018         4,351        10,326            2,912
  Custody fee.......................................        11,134        6,090        21,564        23,724            8,698
  Audit fee.........................................        12,106       12,227        13,887        15,702           12,509
  Registration fee..................................        81,382       54,642        33,825        60,137           86,284
  Other expenses....................................        98,652        8,942        36,145        82,213           61,520
                                                      ------------   ----------   -----------   -----------     ------------
   Total Expenses...................................     4,166,138      196,199     1,351,549     2,257,120        1,755,263
  Expenses reimbursed by Advisor....................            --     (111,256)           --            --          (22,273)
  Fees waived by Distributor:
   Class A..........................................        (1,832)         (52)           --          (161)         (10,159)
   Class D..........................................            --           --            --            --          (33,740)
   Class G..........................................            --           --            --            --           (3,287)
   Class T..........................................            --           --            --            --          (51,966)
  Fees waived by Advisor:

   Class A..........................................            --           --            --            --               --
   Class B..........................................            --           --        (2,890)           --               --
   Class D..........................................            --           --          (314)           --               --
   Class Z..........................................            --           --       (28,822)           --               --
  Custody earnings credit...........................           (34)         (23)       (2,714)       (1,559)          (2,905)
                                                      ------------   ----------   -----------   -----------     ------------
  Net Expenses......................................     4,164,272       84,868     1,316,809     2,255,400        1,630,933
                                                      ------------   ----------   -----------   -----------     ------------
Net Investment Income (Loss)........................    13,654,886      (66,359)    1,192,681     6,983,396        5,690,028
                                                      ------------   ----------   -----------   -----------     ------------




                                                          FIXED       NATIONAL       OREGON
                                                         INCOME       MUNICIPAL     MUNICIPAL                   DAILY
                                                       SECURITIES       BOND          BOND       HIGH YIELD     INCOME
                                                          FUND          FUND          FUND        FUND         COMPANY
                                                      -----------   -----------   -----------   -----------   -----------
NET INVESTMENT INCOME:
Income:
  Dividends.........................................  $        --   $       264   $        --   $        --   $        --
  Interest..........................................   12,823,702       379,149    12,455,976    40,110,613     6,576,928
  Other.............................................           --            --            --            --            --
  Foreign withholding tax...........................           --            --            --            --            --
                                                      -----------   -----------   -----------   -----------   -----------
   Total income.....................................   12,823,702       379,413    12,455,976    40,110,613     6,576,928
                                                      -----------   -----------   -----------   -----------   -----------
Expenses:
  Investment management fee.........................    1,413,122        42,252     1,290,542     3,416,041     2,408,721
  Distribution fee:
   Class A..........................................        1,497           111           393        46,228            --
   Class B..........................................       12,129         1,277         2,522       188,975            --
   Class D..........................................        6,645           851         2,557       222,148            --
   Class G..........................................           --            --            --            --            --
  Service fee:

   Class A..........................................        3,705           276           976       114,667            --
   Class B..........................................        4,026           423           841        62,571            --
   Class D..........................................        2,203           282           852        73,938            --
   Class G..........................................           --            --            --            --            --
   Class T..........................................           --            --            --            --            --
  Transfer agent fee:

   Class A..........................................        7,828           540           760        61,241            --
   Class B..........................................        7,480           899           689        64,418            --
   Class D..........................................        2,769           451           491        58,143            --
   Class G..........................................           --            --            --            --            --
   Class T..........................................           --            --            --            --            --
   Class Z..........................................      340,266         6,439       109,531       502,498       622,718
  Pricing and bookkeeping fees......................       28,066        17,617        22,094        35,133        38,705
  Directors' fees...................................        7,024         2,526         8,159         6,043        15,572
  Custody fee.......................................       12,103         1,724        10,128        12,006        42,698
  Audit fee.........................................       15,415        12,947        16,357        14,909        13,695
  Registration fee..................................       82,279        64,860        68,692       139,371        43,145
  Other expenses....................................       60,595         5,541        22,738        55,576        58,248
                                                      -----------   -----------   -----------   -----------   -----------
   Total Expenses...................................    2,007,152       159,016     1,558,322     5,073,906     3,243,502
  Expenses reimbursed by Advisor....................           --      (101,174)           --            --            --
  Fees waived by Distributor:
   Class A..........................................       (1,497)         (111)         (393)      (46,228)           --
   Class D..........................................       (1,322)         (395)       (1,193)      (44,698)           --
   Class G..........................................           --            --            --            --            --
   Class T..........................................           --            --            --            --            --
  Fees waived by Advisor:

   Class A..........................................           --            --            --            --            --
   Class B..........................................           --            --            --            --            --
   Class D..........................................           --            --            --            --            --
   Class Z..........................................           --            --            --            --            --
  Custody earnings credit...........................       (1,221)          (47)          (91)       (5,397)       (1,293)
                                                      -----------   -----------   -----------   -----------   -----------
  Net Expenses......................................    2,003,112        57,289     1,556,645     4,977,583     3,242,209
                                                      -----------   -----------   -----------   -----------   -----------
Net Investment Income (Loss)........................   10,820,590       322,124    10,899,331    35,133,030     3,334,719
                                                      -----------   -----------   -----------   -----------   -----------


                 See Accompanying Notes to Financial Statements

                                 134-135 Spread

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

COLUMBIA FUNDS
For the six Months ended June 30, 2003 (Unaudited)


                                                         COMMON                    INTERNATIONAL
                                                         STOCK         GROWTH          STOCK          SPECIAL       SMALL CAP
                                                         FUND           FUND           FUND             FUND           FUND
                                                      ------------  ------------   -------------    ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS AND FOREIGN CURRENCY:
     Net realized gain (loss) on:
         Investments ...............................  $(16,517,359) $ (8,040,626)  $  (6,784,057)   $ (1,053,892)  $ 16,623,634
         Foreign currency transactions  ............            --            --          74,732              --             --
         Foreign capital gains tax .................            --            --        (162,341)             --             --
                                                      ------------  ------------   -------------    ------------   ------------
             Net realized gain (loss) ..............   (16,517,359)   (8,040,626)     (6,871,666)     (1,053,892)    16,623,634
                                                      ------------  ------------   -------------    ------------   ------------
      Change in net unrealized appreciation/
        depreciation on:
         Investments ...............................    54,682,628   109,188,593      21,815,287     123,819,516     82,105,581
         Foreign currency translations .............            --            --          31,445              --             --
                                                      ------------  ------------   -------------    ------------   ------------
           Net change in net unrealized appreciation/
            depreciation                                54,682,628   109,188,593      21,846,732     123,819,516     82,105,581
                                                      ------------  ------------   -------------    ------------   ------------
 Net gain...........................................    38,165,269   101,147,967      14,975,066     122,765,624     98,729,215
                                                      ------------  ------------   -------------    ------------   ------------
 NET INCREASE RESULTING FROM OPERATIONS ............  $ 39,425,078  $101,490,890   $  16,457,794    $119,366,637   $ 96,082,236
                                                      ============  ============   =============    ============   ============


                                                      REAL ESTATE                 STRATEGIC                     SHORT TERM
                                                         EQUITY      TECHNOLOGY     VALUE       BALANCED           BOND
                                                          FUND         FUND         FUND        FUND               FUND
                                                      ------------  -----------  ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS AND FOREIGN CURRENCY:
     Net realized gain (loss) on:
         Investments ...............................  $  3,650,915  $ 1,881,408  $ (4,005,778)  $ (9,450,608)  $  4,014,692
         Foreign currency transactions  ............            --           --         2,883             --             --
         Foreign capital gains tax .................            --           --            --             --             --
                                                      ------------  -----------  ------------   ------------   ------------
             Net realized gain (loss) ..............     3,650,915    1,881,408    (4,002,895)    (9,450,608)     4,014,692
                                                      ------------  -----------  ------------   ------------   ------------
      Change in net unrealized appreciation/
        depreciation on:
         Investments ...............................    73,271,203    1,267,944    34,283,665     50,578,387        231,520
         Foreign currency translations .............            --           --           150             --             --
                                                      ------------  -----------  ------------   ------------   ------------
           Net change in net unrealized appreciation/
            depreciation                                73,271,203    1,267,944    34,283,815     50,578,387        231,520
                                                      ------------  -----------  ------------   ------------   ------------
 Net gain...........................................    76,922,118    3,149,352    30,280,920     41,127,779      4,246,212
                                                      ------------  -----------  ------------   ------------   ------------
 NET INCREASE RESULTING FROM OPERATIONS ............  $ 90,577,004  $ 3,082,993  $ 31,473,601   $ 48,111,175   $  9,936,240
                                                      ============  ===========  ============   ============   ============




                                                         INCOME      MUNICIPAL    MUNICIPAL                       DAILY
                                                       SECURITIES      BOND         BOND         HIGH YIELD      INCOME
                                                           FUND        FUND         FUND            FUND         COMPANY
                                                      ------------  ----------- -------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS AND FOREIGN CURRENCY:
     Net realized gain (loss) on:
         Investments ...............................  $  9,277,815  $    63,153  $  2,376,789   $  1,252,109   $         --
         Foreign currency transactions  ............            --           --            --             --             --
         Foreign capital gains tax .................            --           --            --             --             --
                                                      ------------  -----------  ------------   ------------   ------------
             Net realized gain (loss) ..............     9,277,815      63,153      2,376,789      1,252,109             --
                                                      ------------  -----------  ------------   ------------   ------------
      Change in net unrealized appreciation/
        depreciation on:
         Investments ...............................     1,115,454      310,467     6,347,297     43,832,599             --
         Foreign currency translations .............            --           --            --             --             --
                                                      ------------  -----------  ------------   ------------   ------------
           Net change in net unrealized appreciation/
             depreciation                                1,115,454      310,467     6,347,297     43,832,599             --
                                                      ------------  -----------  ------------   ------------   ------------
 Net gain...........................................    10,393,269      373,620     8,724,086     45,084,708             --
                                                      ------------  -----------  ------------   ------------   ------------
 NET INCREASE RESULTING FROM OPERATIONS ............  $ 21,213,859  $   695,744  $ 19,623,417   $ 80,217,738   $  3,334,719
                                                      ============  ===========  ============   ============   ============

                 See Accompanying Notes to Financial Statements

                                 136-137 Spread

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

COLUMBIA FUNDS



                                                            COMMON STOCK FUND                GROWTH FUND
                                                      ----------------------------   ----------------------------
                                                       (UNAUDITED)                    (UNAUDITED)
                                                       SIX MONTHS        YEAR         SIX MONTHS         YEAR
                                                          ENDED         ENDED           ENDED           ENDED
                                                        JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                         2003           2002 (a)          2003          2002 (b)
                                                      -----------    -------------   ------------   -------------
OPERATIONS:
  Net investment income (loss)....................... $  1,259,809   $   2,314,001   $    342,923   $    (334,512)
  Net realized gain (loss) on investments,
    foreign currency transactions and foreign
     capital gains tax...............................  (16,517,359)    (76,671,127)    (8,040,626)   (234,361,212)
  Net change in unrealized appreciation/depreciation
    on investments and foreign currency translations.   54,682,628     (87,529,297)   109,188,593    (189,831,805)
                                                      ------------   -------------   ------------   -------------
  Net increase (decrease) resulting from operations..   39,425,078    (161,886,423)   101,490,890    (424,527,529)
                                                      ------------   -------------   ------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class A..........................................           --             (24)            --              --
    Class B..........................................           --            (365)            --              --
    Class D..........................................           --            (105)            --              --
    Class Z..........................................           --      (2,325,116)            --              --
  Return of capital:

    Class Z..........................................           --              --             --              --
                                                      ------------   -------------   ------------   -------------
  Total distributions to shareholders................           --      (2,325,610)            --              --
                                                      ------------   -------------   ------------   -------------
NET CAPITAL SHARE TRANSACTIONS.......................  (29,823,581)   (100,375,770)   (43,008,230)    (72,669,754)
                                                      ------------   -------------   ------------   -------------
Net increase (decrease) in net assets................    9,601,497    (264,587,803)    58,482,660    (497,197,283)

NET ASSETS:
  Beginning of period................................  416,809,376     681,397,179    828,647,114   1,325,844,397

                                                      ------------   -------------   ------------   -------------
  End of period...................................... $426,410,873   $ 416,809,376   $887,129,774   $ 828,647,114
                                                      ============   =============   ============   =============

Undistributed (overdistributed) net investment income
  (loss) at end of period............................ $  1,259,809   $          --   $    342,923   $          --
                                                      ============   =============   ============   =============



                                                         INTERNATIONAL STOCK FUND              SPECIAL FUND
                                                      ----------------------------    ------------------------------
                                                       (UNAUDITED)                      (UNAUDITED)
                                                       SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                         ENDED           ENDED           ENDED            ENDED
                                                         JUNE 30,     DECEMBER 31,      JUNE 30,        DECEMBER 31,
                                                           2003          2002 (a)          2003          2002 (c)
                                                      ------------   -------------    -------------    -------------
OPERATIONS:
  Net investment income (loss)....................... $  1,482,728   $     (60,403)   $  (3,398,987)   $  (5,336,228)
  Net realized gain (loss) on investments,
    foreign currency transactions and foreign
     capital gains tax...............................   (6,871,666)    (16,450,936)      (1,053,892)     (89,710,944)
  Net change in unrealized appreciation/depreciation
    on investments and foreign currency translations.   21,846,732      (5,145,567)     123,819,516     (104,900,709)
                                                      ------------   -------------    -------------    -------------
  Net increase (decrease) resulting from operations..   16,457,794     (21,656,906)     119,366,637     (199,947,881)
                                                      ------------   -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class A..........................................           --              --               --               --
    Class B..........................................           --              --               --               --
    Class D..........................................           --              --               --               --
    Class Z..........................................           --        (102,850)              --               --
  Return of capital:

    Class Z..........................................           --        (403,799)              --               --
                                                      ------------   -------------    -------------    -------------
  Total distributions to shareholders................           --        (506,649)              --               --
                                                      ------------   -------------    -------------    -------------
NET CAPITAL SHARE TRANSACTIONS.......................   45,711,779      61,510,684        3,577,896      252,934,343
                                                      ------------   -------------    -------------    -------------
Net increase (decrease) in net assets................   62,169,573      39,347,129      122,944,533       52,986,462

NET ASSETS:
  Beginning of period................................  174,972,974     135,625,845      839,057,696      786,071,234

                                                      ------------   -------------    -------------    -------------
  End of period...................................... $237,142,547   $ 174,972,974    $ 962,002,229    $ 839,057,696
                                                      ============   =============    =============    =============

Undistributed (overdistributed) net investment income
  (loss) at end of period............................ $  1,468,323   $     (14,405)   $  (3,402,397)   $      (3,410)
                                                      ============   =============    =============    =============



                                                             SMALL CAP FUND              REAL ESTATE EQUITY FUND
                                                      ----------------------------   -------------------------------
                                                       (UNAUDITED)                    (UNAUDITED)
                                                       SIX MONTHS        YEAR         SIX MONTHS           YEAR
                                                         ENDED           ENDED           ENDED             ENDED
                                                        JUNE 30,      DECEMBER 31,      June 30,        December 31,
                                                           2003           2002            2003            2002 (a)
                                                      ------------   -------------    -------------    -------------
OPERATIONS:
  Net investment income (loss)....................... $ (2,646,979)  $  (5,349,560)   $  13,654,886    $  33,395,460
  Net realized gain (loss) on investments,
    foreign currency transactions and foreign
     capital gains tax...............................   16,623,634    (116,601,064)       3,650,915      (12,684,181)
  Net change in unrealized appreciation/depreciation
    on investments and foreign currency translations.   82,105,581     (70,989,821)      73,271,203       (5,589,540)
                                                      ------------   -------------    -------------    -------------
  Net increase (decrease) resulting from operations..   96,082,236    (192,940,445)      90,577,004       15,121,739
                                                      ------------   -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class A..........................................           --              --          (64,007)         (11,804)
    Class B..........................................           --              --          (26,786)         (12,009)
    Class D..........................................           --              --          (18,629)          (4,519)
    Class Z..........................................           --              --      (11,791,160)     (29,889,702)
  Return of capital:

    Class Z..........................................           --              --               --       (3,915,328)
                                                      ------------   -------------    -------------    -------------
  Total distributions to shareholders................           --              --      (11,900,582)     (33,833,362)
                                                      ------------   -------------    -------------    -------------
NET CAPITAL SHARE TRANSACTIONS.......................  (30,417,348)     68,005,564      (22,712,428)     174,112,297
                                                      -------------  -------------    -------------    -------------
Net increase (decrease) in net assets................   65,664,888    (124,934,881)      55,963,994      155,400,674

NET ASSETS:
  Beginning of period................................  493,031,068     617,965,949      776,990,508      621,589,834

                                                      ------------   -------------    -------------    -------------
  End of period...................................... $558,695,956   $ 493,031,068    $ 832,954,502    $ 776,990,508
                                                      ============   =============    =============    =============

Undistributed (overdistributed) net investment income
  (loss) at end of period............................ $ (2,465,982)  $     180,997    $   7,504,375    $   5,750,071
                                                      ============   =============    =============    =============




                                                             TECHNOLOGY FUND              STRATEGIC VALUE FUND
                                                      ----------------------------    ------------------------------
                                                                       (UNAUDITED)                     (UNAUDITED)
                                                       SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                          ENDED           ENDED           ENDED           ENDED
                                                         June 30,      December 31,      June 30,      December 31,
                                                           2003          2002 (a)          2003          2002 (a)
                                                      ------------  --------------    -------------    -------------
OPERATIONS:
  Net investment income (loss)....................... $    (66,359)  $    (122,568)   $   1,192,681    $   1,880,227
  Net realized gain (loss) on investments,
    foreign currency transactions and foreign
     capital gains tax...............................    1,881,408      (4,188,861)      (4,002,895)     (27,776,780)
  Net change in unrealized appreciation/depreciation
    on investments and foreign currency translations.    1,267,944        (748,526)      34,283,815      (13,657,887)
                                                      ------------   -------------    -------------    -------------
  Net increase (decrease) resulting from operations..    3,082,993      (5,059,955)      31,473,601      (39,554,440)
                                                      ------------   -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class A..........................................           --              --               --               --
    Class B..........................................           --              --               --               --
    Class D..........................................           --              --               --               --
    Class Z..........................................           --              --               --       (1,839,312)
  Return of capital:

    Class Z..........................................           --              --               --         (376,144)
                                                      ------------   -------------    -------------    -------------
  Total distributions to shareholders................           --              --               --       (2,215,456)
                                                      ------------   -------------    -------------    -------------
NET CAPITAL SHARE TRANSACTIONS.......................    3,558,256       2,738,412      (32,113,623)     168,107,411
                                                      ------------   -------------    -------------    -------------
Net increase (decrease) in net assets................    6,641,249      (2,321,543)        (640,022)     126,337,515

NET ASSETS:
  Beginning of period................................    8,063,520      10,385,063      265,841,220      139,503,705

                                                      ------------   -------------    -------------    -------------
  End of period...................................... $ 14,704,769   $   8,063,520    $ 265,201,198    $ 265,841,220
                                                      ============   =============    =============    =============

Undistributed (overdistributed) net investment income
  (loss) at end of period............................ $    (66,359)  $          --    $   1,255,019    $      62,338
                                                      ============   =============    =============    =============



(a) Effective November 1, 2002, the Fund began offering four classes of shares:
    Class A, Class B, Class D and Class Z shares. Prior to November 1, 2002, the Fund was single class which was subsequently named Class Z shares.
(b) Effective November 1, 2002, the Fund began offering five classes of shares:
    Class A, Class B, Class D, Class G and Class Z shares. Prior to November 1, 2002, the Fund was single class which was subsequently named Class Z shares.
(c) Effective November 1, 2002, the Fund began offering six classes of shares:
    Class A, Class B, Class D, Class G, Class T and Class Z shares. Prior to November 1, 2002, the Fund was single class which was subsequently named Class Z shares.


                 See Accompanying Notes to Financial Statements

                                 138-139 Spread

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
COLUMBIA FUNDS



                                                               BALANCED FUND               SHORT TERM BOND FUND
                                                      ----------------------------    ------------------------------
                                                       (UNAUDITED)                     (UNAUDITED)
                                                       SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                         ENDED           ENDED           ENDED            ENDED
                                                        JUNE 30,      DECEMBER 31,      JUNE 30,        DECEMBER 31,
                                                         2003          2002 (a)          2003             2002 (b)
                                                      ------------   -------------    -------------    -------------
OPERATIONS:
  Net investment income.............................. $  6,983,396   $  20,794,186    $   5,690,028    $   3,936,510
  Net realized gain (loss) on investments............   (9,450,608)    (71,176,504)       4,014,692           (5,253)
  Net change in net unrealized appreciation/
     depreciation on investments.....................   50,578,387     (68,893,518)         231,520        2,802,185
                                                      ------------   -------------    -------------    -------------
  Net increase (decrease) resulting from operations..   48,111,175    (119,275,836)       9,936,240        6,733,442
                                                      ------------   -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class A..........................................       (2,856)           (693)        (207,615)          (7,886)
    Class B..........................................       (8,640)         (2,254)        (132,930)          (6,548)
    Class D..........................................       (2,920)         (1,798)        (113,340)          (9,865)
    Class G..........................................           --              --          (16,944)          (2,198)
    Class T..........................................           --              --         (371,866)         (48,546)
    Class Z..........................................   (6,954,077)    (21,201,650)      (5,040,566)      (3,843,068)
  From net realized gains:
    Class A..........................................           --              --               --               --
    Class B..........................................           --              --               --               --
    Class D..........................................           --              --               --               --
    Class Z..........................................           --              --               --          (18,783)
                                                      ------------   -------------    -------------    -------------
  Total distributions to shareholders................   (6,968,493)    (21,206,395)      (5,883,261)      (3,936,894)
                                                      ------------   -------------    -------------    -------------
NET CAPITAL SHARE TRANSACTIONS.......................  (63,355,893)   (173,776,980)     185,520,274      301,621,677
                                                      ------------   -------------    -------------    -------------
Net increase (decrease) in net assets................  (22,213,211)   (314,259,211)     189,573,253      304,418,225

NET ASSETS:
  Beginning of period................................  669,490,083     983,749,294      367,347,830       62,929,605
                                                      ------------   -------------    -------------    -------------
  End of period...................................... $647,276,872   $ 669,490,083    $ 556,921,083    $ 367,347,830
                                                      ============   =============    =============    =============

Undistributed (overdistributed) net investment income
  (loss) at end of period............................ $   (340,280)  $    (355,183)   $    (397,994)   $    (204,761)
                                                      ============   =============    =============    =============




                                                              FIXED INCOME                 NATIONAL MUNICIPAL
                                                             SECURITIES FUND                    BOND FUND
                                                      ----------------------------    ------------------------------
                                                       (UNAUDITED)                     (UNAUDITED)
                                                       SIX MONTHS        YEAR         SIX MONTHS         YEAR
                                                         ENDED           ENDED           ENDED           ENDED
                                                         JUNE 30,     DECEMBER 31,      JUNE 30,       DECEMBER 31,
                                                          2003          2002 (a)          2003          2002 (a)
                                                      ------------   -------------    -------------    -------------
OPERATIONS:
  Net investment income.............................. $ 10,820,590   $ 24,670,569     $     322,124     $    603,412
  Net realized gain (loss) on investments............    9,277,815     (2,558,516)           63,153           88,597
  Net change in net unrealized appreciation/
     depreciation on investments.....................    1,115,454     14,601,556           310,467          631,224
                                                      ------------   ------------     -------------    -------------
  Net increase (decrease) resulting from operations..   21,213,859     36,713,609           695,744        1,323,233
                                                      ------------   ------------     -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class A..........................................      (48,571)        (1,157)           (3,799)            (200)
    Class B..........................................      (41,377)        (2,638)           (4,584)            (232)
    Class D..........................................      (24,584)        (1,013)           (3,334)            (147)
    Class G..........................................           --             --                --               --
    Class T..........................................           --             --                --               --
    Class Z..........................................  (11,250,044)   (25,339,044)         (309,765)        (598,784)
  From net realized gains:
    Class A..........................................           --             --                --             (230)
    Class B..........................................           --             --                --             (784)
    Class D..........................................           --             --                --             (220)
    Class Z..........................................           --             --                --          (66,172)
                                                      -------------  ------------     -------------    -------------
  Total distributions to shareholders................  (11,364,576)   (25,343,852)         (321,482)        (666,769)
                                                      -------------  ------------     -------------    -------------
NET CAPITAL SHARE TRANSACTIONS.......................   11,670,722     73,248,344           135,281        2,233,945
                                                      -------------  ------------     -------------    -------------
Net increase (decrease) in net assets................   21,520,005     84,618,101           509,543        2,890,409

NET ASSETS:
  Beginning of period................................  550,361,600    465,743,499        16,659,255       13,768,846
                                                      ------------   ------------     -------------    -------------
  End of period...................................... $571,881,605   $550,361,600     $  17,168,798    $  16,659,255
                                                      ============   ============     =============    =============

Undistributed (overdistributed) net investment income
  (loss) at end of period............................ $ (1,429,580)  $   (885,594)    $       5,538    $       4,896
                                                      ============   ============     =============    =============




                                                           OREGON MUNICIPAL
                                                               BOND FUND                    HIGH YIELD FUND
                                                      ----------------------------    ------------------------------
                                                      (UNAUDITED)                     (UNAUDITED)
                                                       SIX MONTHS        YEAR          SIX MONTHS         YEAR
                                                         ENDED           ENDED           ENDED            ENDED
                                                        JUNE 30,      DECEMBER 31,      JUNE 30,        DECEMBER 31,
                                                          2003          2002 (a)          2003            2002 (a)
                                                      ------------   -------------    --------------   -------------
OPERATIONS:
  Net investment income.............................. $ 10,899,331   $  22,413,341    $   35,133,030   $  29,377,465
  Net realized gain (loss) on investments............    2,376,789       3,932,577         1,252,109     (27,771,338)
  Net change in net unrealized appreciation/
     depreciation on investments.....................    6,347,297      17,775,246        43,832,599       9,777,957
                                                      ------------   -------------    --------------   -------------
  Net increase (decrease) resulting from operations..   19,623,417      44,121,164        80,217,738      11,384,084
                                                      ------------   -------------    --------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class A..........................................      (14,460)           (932)       (2,890,349)       (111,753)
    Class B..........................................      (10,069)         (1,094)       (1,347,545)        (63,166)
    Class D..........................................      (11,574)         (1,673)       (1,647,194)        (57,867)
    Class G..........................................           --              --                --              --
    Class T..........................................           --              --                --              --
    Class Z..........................................  (10,845,840)    (22,348,370)      (31,581,522)    (30,110,118)
  From net realized gains:
    Class A..........................................           --          (1,987)               --              --
    Class B..........................................           --          (2,513)               --              --
    Class D..........................................           --          (2,990)               --              --
    Class Z..........................................           --      (5,015,648)               --              --
                                                      ------------   -------------    --------------   -------------
  Total distributions to shareholders................  (10,881,943)    (27,375,207)      (37,466,610)    (30,342,904)
                                                      ------------   -------------    --------------   -------------
NET CAPITAL SHARE TRANSACTIONS.......................   10,474,261       1,779,138       719,933,669     551,477,756
                                                      ------------   -------------    --------------   -------------
Net increase (decrease) in net assets................   19,215,735      18,525,095       762,684,797     532,518,936

NET ASSETS:
  Beginning of period................................  510,162,968     491,637,873       771,512,777     238,993,841
                                                      ------------   -------------    --------------   -------------
  End of period...................................... $529,378,703   $ 510,162,968    $1,534,197,574   $ 771,512,777
                                                      ============   =============    ==============   =============

Undistributed (overdistributed) net investment income
  (loss) at end of period............................ $    149,364   $     131,976    $   (3,322,607)  $    (989,027)
                                                      ============   =============    ==============   =============


                                                   DAILY INCOME COMPANY
                                                ----------------------------
                                                                 (UNAUDITED)
                                                  SIX MONTHS        YEAR
                                                    ENDED           ENDED
                                                   JUNE 30,      DECEMBER 31,
                                                    2003            2002
                                                -------------   --------------
OPERATIONS:
  Net investment income........................ $   3,334,719   $   14,142,055
  Net realized gain (loss) on investments......            --               --
  Net change in net unrealized appreciation/
     depreciation on investments...............            --               --
                                                -------------   --------------
  Net increase (decrease) resulting from
   operations..................................     3,334,719       14,142,055
                                                -------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class A....................................            --               --
    Class B....................................            --               --
    Class D....................................            --               --
    Class G....................................            --               --
    Class T....................................            --               --
    Class Z....................................    (3,463,989)     (14,142,055)
  From net realized gains:
    Class A....................................            --               --
    Class B....................................            --               --
    Class D....................................            --               --
    Class Z....................................            --               --
                                                -------------   --------------
  Total distributions to shareholders..........    (3,463,989)     (14,142,055)
                                                -------------   --------------
NET CAPITAL SHARE TRANSACTIONS.................  (237,234,871)    (117,460,299)
                                                -------------   --------------
Net increase (decrease) in net assets..........  (237,364,141)    (117,460,299)

NET ASSETS:
  Beginning of period.......................... 1,136,074,898    1,253,535,197
                                                -------------   --------------
  End of period................................ $ 898,710,757   $1,136,074,898
                                                =============   ==============

Undistributed (overdistributed) net
investment income (loss) at end of period...... $    (129,270)  $           --
                                                =============   ==============

(a) Effective November 1, 2002, the Fund began offering four classes of shares:
    Class A, Class B, Class D and Class Z shares. Prior to November 1, 2002, the Fund was single class which was subsequently named Class Z shares.
(b) Effective November 1, 2002, the Fund began offering six classes of shares:
    Class A, Class B, Class D, Class G, Class T and Class Z shares. Prior to November 1, 2002, the Fund was single class which was subsequently named Class Z shares.

                                 140-141 Spread

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Columbia Funds (the "Funds") consist of the following:

      Columbia Common Stock Fund
      Columbia Growth Fund
      Columbia International Stock Fund
      Columbia Special Fund
      Columbia Small Cap Fund
      Columbia Real Estate Equity Fund
      Columbia Technology Fund
      Columbia Strategic Value Fund
      Columbia Balanced Fund
      Columbia Short Term Bond Fund
      Columbia Fixed Income Securities Fund
      Columbia National Municipal Bond Fund
      Columbia Oregon Municipal Bond Fund
      Columbia High Yield Fund
      Columbia Daily Income Company

All Funds are open-end investment companies registered under the Investment Company Act of 1940, as amended, and are diversified except for the Columbia Real Estate Equity Fund, Columbia Technology Fund and Columbia Oregon Municipal Bond Fund, which are non-diversified.

Effective November 1, 2002, each of the Funds, except Columbia Growth Fund, Columbia Special Fund, Columbia Small Cap Fund, Columbia Short Term Bond Fund and Columbia Daily Income Company, offer four classes of shares: Class A, Class B, Class D and Class Z. The Columbia Small Cap Fund and Columbia Daily Income Company offer only Class Z shares. The Columbia Growth Fund offers five classes of shares: Class A, Class B, Class D, Class G and Class Z shares. The Columbia Special Fund and Columbia Short Term Bond Fund offer six classes of shares:
Class A, Class B, Class D, Class G, Class T and Class Z shares. Prior to November 1, 2002, each Fund was single class, which was subsequently named Class Z shares.

Class A and Class T shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is assessed to Class A and Class T shares purchased without an initial sales charge on redemptions made within eighteen months of an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class D shares are sold with a front end sales charge and a 1.00% CDSC on redemptions made within one year after purchase. Class G shares are subject to a CDSC. Class G shares will convert to Class T shares eight years after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in each Fund's prospectus.

As of the end of business on December 6, 2002, the Galaxy Large Cap Growth Fund merged into the Columbia Growth Fund as follows:

                              NET ASSETS
                                OF THE
                             GALAXY LARGE
             SHARES         CAP GROWTH FUND      UNREALIZED
             ISSUED            RECEIVED         DEPRECIATION(1)
         ---------------    ---------------    ---------------
            4,943,168        $108,315,198       $(8,049,749)

                              NET ASSETS         NET ASSETS
           NET ASSETS           OF THE             OF THE
             OF THE          GALAXY LARGE      COLUMBIA GROWTH
         COLUMBIA GROWTH    CAP GROWTH FUND         FUND
              FUND            IMMEDIATELY        IMMEDIATELY
            PRIOR TO           PRIOR TO             AFTER
           COMBINATION        COMBINATION        COMBINATION
         ---------------    ---------------    ---------------
          $798,985,765       $108,315,198       $907,300,963

As of the end of business on November 1, 2002, the Stein Roe International Fund ("SRIF") and Liberty Newport International Fund ("LNIF") merged into the Columbia International Stock Fund as follows:

                              NET ASSETS
             SHARES         OF SRIF AND LNIF      UNREALIZED
             ISSUED            RECEIVED        DEPRECIATION(1)
         ---------------    ---------------    ---------------
SRIF        1,426,029         $14,246,030        $(214,705)
LNIF        3,200,017          31,968,172         (948,177)

                                                 NET ASSETS
                                                   OF THE
           NET ASSETS         NET ASSETS          COLUMBIA
             OF THE               OF            INTERNATIONAL
     COLUMBIA INTERNATIONAL  SRIF AND LNIF       STOCK FUND
           STOCK FUND         IMMEDIATELY        IMMEDIATELY
            PRIOR TO           PRIOR TO             AFTER
           COMBINATION        COMBINATION        COMBINATION
         ---------------    ---------------    ---------------
          $125,693,014        $46,214,202       $171,907,216

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

As of the end of business on November 1, 2002, the Liberty Midcap Growth
Fund ("LMCGF"), Galaxy Growth II Fund ("GGIIF") and Stein Roe Capital Opportunities Fund ("SRCOF") merged into the Columbia Special Fund as follows:

                              NET ASSETS
                               OF LMCGF,
             SHARES         GGIIF AND SRCOF      UNREALIZED
             ISSUED            RECEIVED         APPRECIATION(1)
         ---------------    ---------------    ---------------
LMCGF       1,926,436        $ 29,609,516        $1,312,196
GGIIF       3,693,522          56,786,294           419,666
SRCOF      13,391,313         205,776,298         4,912,798

                                                 NET ASSETS
           NET ASSETS         NET ASSETS           OF THE
             OF THE            OF LMCGF,      COLUMBIA SPECIAL
        COLUMBIA SPECIAL    GGIIF AND SRCOF         FUND
              FUND            IMMEDIATELY        IMMEDIATELY
            PRIOR TO           PRIOR TO             AFTER
           COMBINATION        COMBINATION        COMBINATION
         ---------------    ---------------    ---------------
          $588,307,694       $292,172,108       $880,479,802

As of the end of business on November 1, 2002, the Liberty Contrarian Fund ("LCF") and Liberty Contrarian Equity Fund ("LCEF") merged into the Columbia Strategic Value Fund as follows:

                              NET ASSETS
                                OF LCF
             SHARES            AND LCEF          UNREALIZED
             ISSUED            RECEIVED        DEPRECIATION(1)
         ---------------    ---------------    ---------------
LCF          249,129         $ 3,236,185        $ (374,279)
LCEF       4,319,838          56,114,694        (7,312,321)

                                                 NET ASSETS
           NET ASSETS          NET ASSETS           OF THE
            OF THE              OF LCF        COLUMBIA STRATEGIC
       COLUMBIA STRATEGIC      AND LCEF          VALUE FUND
           VALUE FUND         IMMEDIATELY        IMMEDIATELY
            PRIOR TO           PRIOR TO             AFTER
           COMBINATION        COMBINATION        COMBINATION
         ---------------    ---------------    ---------------
           $216,528,060        $59,350,879       $275,878,939

As of the end of business on December 6, 2002, the Galaxy Short Term Bond Fund merged into the Columbia Short Term Bond Fund as follows:

                              NET ASSETS
                                OF THE
                           GALAXY SHORT TERM
             SHARES            BOND FUND          UNREALIZED
             ISSUED            RECEIVED         APPRECIATION(1)
         ---------------    ---------------    ---------------
           25,924,097        $223,465,181        $3,331,362

                                                 NET ASSETS
                              NET ASSETS           OF THE
           NET ASSETS           OF THE            COLUMBIA
             OF THE         GALAXY SHORT TERM    SHORT TERM
       COLUMBIA SHORT TERM     BOND FUND          BOND FUND
            BOND FUND         IMMEDIATELY        IMMEDIATELY
            PRIOR TO           PRIOR TO             AFTER
           COMBINATION        COMBINATION        COMBINATION
         ---------------    ---------------    ---------------
          $125,747,136       $223,465,181       $349,212,317

1 Unrealized appreciation/depreciation is included in the respective Net Assets Received amounts shown above.

The following is a summary of significant accounting policies, in conformity with accounting principles generally accepted in the United States of America, which are consistently followed by the Funds in the preparation of their financial statements.

INVESTMENT VALUATION. Equity securities are valued based on the last sale prices reported by the principal securities exchanges on which the investments are traded or, in the absence of recorded sales, at the closing bid prices on such exchanges or over-the-counter markets. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. Fixed-income securities are valued based on market values as quoted by dealers who are market makers in these securities, by independent pricing services, or by the investment advisor using a methodology approved by the Board of Directors. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. Short-term obligations with less than 60 days to maturity when purchased and all securities held by Columbia Daily Income Company, are valued at amortized cost, which approximates market value. Investments for which market quotations are not readily available will be valued at fair market value as determined in good faith under procedures established by and under the general supervision of the Board of Directors of each Fund. Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

exchange rates may occur between the times at which they are determined and the close of the customary trading session of the New York Stock Exchange, which would not be reflected in the computation of the Funds' net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors of each Fund.

REPURCHASE AGREEMENTS. The Funds may engage in repurchase agreement transactions. The Funds, through their custodians, receive delivery of underlying securities collateralizing repurchase agreements. The Funds' investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

FINANCIAL FUTURES CONTRACTS. Certain Funds may invest in financial futures contracts solely for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by a fund each day, depending on the daily fluctuations in the fair value of the underlying security. A fund recognizes an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. The daily changes in contract value are recorded as unrealized gains or losses, and a fund recognizes the realized gain or loss when the contract is closed.

INVESTMENT TRANSACTIONS. Investment transactions are accounted for as of the date the investments are purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Securities purchased on a when-issued or forward-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. Each of the Funds will segregate liquid assets with a current value at least equal to the amount of its when-issued purchase commitments until settlement date.

INVESTMENT INCOME AND EXPENSES. Dividend income less foreign taxes withheld
(if any) is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses. Expenses are recorded on the accrual basis and each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses incurred on behalf of all Funds.

DETERMINATION OF CLASS NET ASSET VALUES. All income, expenses (other than class specific fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

FORWARD CURRENCY EXCHANGE CONTRACTS. Certain Funds may enter into forward currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of the portfolio securities denominated in a foreign currency. Contracts are valued at the prevailing forward exchange rate of the underlying currencies. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in the net realized gains or losses from foreign currency transactions. Fluctuations in the value of forward currency contracts are recorded for financial reporting purposes as unrealized gains or losses. The Funds could be exposed to risks if counterparties to the forward contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The effect of any change in the value of a hedged foreign currency would be offset by the corresponding change (resulting from a change in exchange rates) in value of the securities denominated in that currency. As of June 30, 2003, the Funds had no outstanding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities of the Funds are translated into U.S. dollars at the daily rates of exchange on the valuation date. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices on investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

USE OF ESTIMATES. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income of the Columbia Real Estate Equity Fund and Columbia Balanced Fund are declared and paid quarterly. Dividends from net investment income of the Columbia Common Stock Fund, Columbia Growth Fund, Columbia International Stock Fund, Columbia Special Fund, Columbia Small Cap Fund, Columbia Technology Fund and Columbia Strategic Value Fund are declared and paid annually. Dividends from net investment income of the Columbia Short Term Bond Fund, Columbia Fixed Income Securities Fund, Columbia National Municipal Bond Fund, Columbia Oregon Municipal Bond Fund and Columbia High Yield Fund are declared daily and paid monthly. Dividends from net investment income of the Columbia Daily Income Company are declared and paid daily. Distributions from any net realized gains are generally declared and paid annually for all Funds. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Directors in accordance with federal income tax regulations.

FEDERAL INCOME TAXES. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable net investment income and net realized gains to its shareholders in a manner that results in no tax to the Funds. Therefore, no federal income or excise tax provision is required.

FOREIGN CAPITAL GAINS TAXES. Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 30%. The Funds provide for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

OTHER. There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

For the Columbia Oregon Municipal Fund there are certain risks arising from geographic concentration in any one state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Also, certain non-diversified funds may focus their investments in certain industries, subjecting them to greater risk than a fund that is more diversified.

The Columbia High Yield Fund invests in lower rated debt securities, which may be more susceptible to adverse economic conditions than investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders, and uncertainties may exist as to an issuer's ability to meet principal and interest payments.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENT TRANSACTIONS

As of June 30, 2003, for federal income tax purposes, net unrealized appreciation (depreciation) on investments was as follows:



                                             UNREALIZED       UNREALIZED      NET UNREALIZED
                                            APPRECIATION      DEPRECIATION      APPRECIATION
                                            ------------     -------------    --------------
Columbia Common Stock Fund..............    $ 64,120,140     $  (4,595,997)   $   59,524,143
Columbia Growth Fund....................     159,688,310        (8,424,601)      151,263,709
Columbia International Stock Fund.......      27,714,058       (10,043,019)       17,671,039
Columbia Special Fund...................     170,038,426       (22,566,394)      147,472,032
Columbia Small Cap Fund.................     114,213,700       (10,269,165)      103,944,535
Columbia Real Estate Equity Fund........     145,369,740       (11,884,549)      133,485,191
Columbia Technology Fund................       1,852,246          (191,569)        1,660,677
Columbia Strategic Value Fund...........      36,470,527        (8,269,085)       28,201,442
Columbia Balanced Fund..................      72,711,392        (4,723,907)       67,987,485
Columbia Short Term Bond Fund...........       7,730,585          (776,379)        6,954,206
Columbia Fixed Income Securities Fund...      25,794,350        (1,565,786)       24,228,564
Columbia National Municipal Bond Fund...       1,083,718           (14,459)        1,069,259
Columbia Oregon Municipal Bond Fund.....      34,316,240        (3,329,242)       30,986,998
Columbia High Yield Fund................      53,052,219        (2,916,640)       50,135,579


During the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were as follows:

                                              PURCHASES             SALES
                                            ---------------     --------------
Columbia Common Stock Fund...............   $   330,022,745     $  366,497,031
Columbia Growth Fund.....................       660,152,225        717,294,013
Columbia International Stock Fund........        91,112,470         42,954,360
Columbia Special Fund....................       537,274,116        516,593,900
Columbia Small Cap Fund..................       279,254,013        304,941,040
Columbia Real Estate Equity Fund.........       206,427,672        231,704,671
Columbia Technology Fund.................        45,308,117         41,698,207
Columbia Strategic Value Fund............       103,272,838        148,243,890
Columbia Balanced Fund...................       544,210,863        613,313,263
Columbia Short Term Bond Fund............       583,192,307        296,837,304
Columbia Fixed Income Securities Fund....       686,190,507        653,846,605
Columbia National Municipal Bond Fund....         1,564,396          1,294,034
Columbia Oregon Municipal Bond Fund......        42,990,848         35,009,052
Columbia High Yield Fund.................       786,539,636        103,615,060

During the six months ended June 30, 2003, purchases and sales of U.S. Government securities were as follows:

                                               PURCHASES            SALES
                                            ---------------     --------------
Columbia Common Stock Fund...............   $     3,355,849     $    3,882,012
Columbia Growth Fund.....................         4,056,957         13,563,909
Columbia Strategic Value Fund............           751,850                 --
Columbia Balanced Fund...................       199,321,332        208,477,105
Columbia Short Term Bond Fund............        42,046,902         41,809,724
Columbia Fixed Income Securities Fund....       570,447,881        544,515,746

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 3 -- FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The following capital loss carryforwards, determined as of December 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue
Code:



                                                           YEAR OF EXPIRATION
                          2003      2004       2005       2006       2007         2008        2009         2010          Total
                         -------  --------  ----------  --------  -----------  ----------  -----------  -----------  ------------
Columbia Common
  Stock Fund......       $    --  $     --  $       --  $     --  $        --  $       -- $ 52,039,637 $ 73,274,519  $125,314,156
Columbia Growth
  Fund............            --        --          --        --   23,087,439   7,477,479  162,540,209  201,393,752   394,498,879
Columbia International
  Stock Fund......            --        --          --        --    7,390,519   5,799,517   24,287,430   16,745,931    54,223,397
Columbia Special
  Fund............            --        --          --        --    9,239,978  30,472,022  123,971,781   95,645,403   259,329,184
Columbia Small Cap
  Fund............            --        --          --        --           --          --  117,057,825  101,480,033   218,537,858
Columbia Real Estate
  Equity Fund.....            --        --          --        --           --   1,271,327           --   14,545,453    15,816,780
Columbia Technology
  Fund............            --        --          --        --           --          --    4,393,873    4,569,408     8,963,281
Columbia Strategic
  Value Fund......            --        --          --        --    1,431,991     789,528           --   18,244,149    20,465,668
Columbia Balanced
  Fund............            --        --          --        --           --          --   65,697,715   69,939,934   135,637,649
Columbia Short Term
  Bond Fund.......         9,409   114,406   1,642,976   517,428           --   1,103,188           --           --     3,387,407
Columbia Fixed Income
  Securities Fund.            --        --          --        --      339,655   8,464,598           --    2,709,651    11,513,904
Columbia High Yield
  Fund............            --        --          --        --    1,036,180   1,547,817    6,534,263   26,808,027    35,926,287



Of the capital loss carryforwards attributable to Columbia Growth Fund, $30,564,918 ($23,087,439 expiring 12/31/07 and $7,477,479 expiring 12/31/08) was obtained upon the Columbia Growth Fund's merger with Galaxy Large Cap Growth Fund (See Note 1).

Of the capital loss carryforwards attributable to Columbia International Stock Fund, $9,124,064 ($7,196,259 expiring 12/31/07 and $1,927,805 expiring 12/31/08)
and $4,725,563 ($194,260 expiring 12/31/07, $3,871,712 expiring 12/31/08 and
$659,591 expiring 12/31/09) were obtained upon the Columbia International Stock Fund's merger with LNIF and SRIF, respectively (see Note 1).

Of the capital loss carryforwards attributable to Columbia Special
Fund, $9,732,198 ($927,932 expiring 12/31/07, $7,427,424 expiring 12/31/08 and
$1,376,842 expiring 12/31/09), $39,492,613 ($5,340,814 expiring 12/31/07,
$22,105,946 expiring 12/31/08 and $12,045,853 expiring 12/31/09) and $4,415,697
($2,971,232 expiring 12/31/07, $938,652 expiring 12/31/08 and $505,813 expiring
12/31/09) were obtained upon the Columbia Special Fund's mergers with LMCGF, SRCOF and GGIIF, respectively (See Note 1).

Of the capital loss carryforwards attributable to Columbia Strategic Value Fund, $1,968,809 ($1,331,685 expiring 12/31/07 and $637,124 expiring 12/31/08)
and $252,710 ($100,306 expiring 12/31/07 and $152,404 expiring 12/31/08) were obtained upon the Columbia Strategic Value Fund's merger with LCEF and LCF, respectively (See Note 1).

Of the capital loss carryforwards attributable to Columbia Short Term Bond
Fund, $3,387,407 ($9,409 expiring 12/31/03, $114,406 expiring 12/31/04,
$1,642,976 expiring 12/31/05, $517,428 expiring 12/31/06 and $1,103,188 expiring
12/31/08) was obtained upon the Columbia Short Term Bond Fund's merger with Galaxy Short Term Bond Fund (See Note 1).

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 4 -- TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

On April 1, 2003, Columbia Management Company ("CMC"), the investment advisor to the Funds, and Colonial Management Associates, Inc. ("Colonial"), the pricing and bookkeeping agent, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of CMC and Colonial with respect to the Funds. The merger did not change the way the Funds are managed, the investment personnel assigned to manage the Funds or the fees paid by the Funds.

MANAGEMENT FEES. Investment management fees were paid by each Fund to Columbia. The fees are based on the following annual rates of average daily net assets:



                                              FEES ON        FEES ON        FEES ON         FEES ON
                                             NET ASSETS    NET ASSETS      NET ASSETS      NET ASSETS
                                                FIRST         NEXT            NEXT         EXCEEDING
                                            $200 MILLION   $300 MILLION   $500 MILLION     $1 BILLION
                                            ------------   ------------   ------------   -------------
Columbia Common Stock Fund...............      0.600%         0.600%         0.600%          0.600%
Columbia Growth Fund.....................      0.750%         0.625%         0.500%          0.500%
Columbia International Stock Fund........      1.000%         1.000%         1.000%          1.000%
Columbia Special Fund....................      1.000%         1.000%         0.750%          0.750%
Columbia Small Cap Fund..................      1.000%         1.000%         1.000%          1.000%
Columbia Real Estate Equity Fund.........      0.750%         0.750%         0.750%          0.750%
Columbia Technology Fund.................      1.000%         1.000%         1.000%          1.000%
Columbia Strategic Value Fund............      0.750%         0.750%         0.750%          0.750%
Columbia Balanced Fund...................      0.500%         0.500%         0.500%          0.500%
Columbia Short Term Bond Fund............      0.500%         0.500%         0.500%          0.500%
Columbia Fixed Income Securities Fund....      0.500%         0.500%         0.500%          0.500%
Columbia National Municipal Bond Fund....      0.500%         0.500%         0.500%          0.500%
Columbia Oregon Municipal Bond Fund......      0.500%         0.500%         0.500%          0.500%
Columbia High Yield Fund.................      0.600%         0.600%         0.600%          0.600%
Columbia Daily Income Company............      0.500%         0.500%         0.450%          0.400%



TRANSFER AGENT FEES. The transfer agent for the Funds is Liberty Fund
Services, Inc. ("LFSI"), an affiliate of Columbia. For all Funds' Class Z shares, with the exception of Columbia National Municipal Bond Fund, LFSI is compensated based on a monthly fee equal to the higher of a per account fee or a flat fee of $1,500 per month. Columbia National Municipal Bond Fund is not subject to the $1,500 flat fee. For Class A, Class B, Class D, Class G and Class T shares, each Fund pays LFSI a monthly fee that is the lower of: 1) the monthly fee described for Class Z shares in the preceding sentence, as applied to Class A, Class B, Class D, Class G and Class T shares, or 2) a fee based upon an annual rate of 0.06% of the average daily net assets attributable to Class A, Class B, Class D, Class G and Class T shares, plus a per transaction fee and a per account fee. In addition, LFSI receives reimbursement for certain out-of-pocket expenses.

PRICING AND BOOKKEEPING FEES. Columbia is responsible for providing pricing and bookkeeping services to the Funds under a Pricing, Bookkeeping and Fund Administration Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated certain of these functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement. Under its pricing and bookkeeping agreement with the Funds, Columbia receives from each Fund a monthly fee equal to 0.01% annually of each Fund's average daily net assets. The fee for a Fund in any year shall not be less than $25,000 or exceed $150,000.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES. Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Funds' principal underwriter. For the six months ended June 30, 2003, the Funds have been advised that the Distributor retained fees as follows:




                                                       FRONT-END                             CONTINGENT DEFERRED
                                                      SALES CHARGE                                SALES CHARGE
                                            -------------------------------    -------------------------------------------
                                             CLASS A    CLASS D    CLASS T     CLASS A    CLASS B     CLASS D    CLASS G
                                            ---------  ---------  ---------    --------  ---------   ---------  ----------
Columbia Common Stock Fund................  $     164  $      --  $      --    $     --  $       7   $      --  $       --
Columbia Growth Fund......................      2,131         --         --       1,109         --          45      15,782
Columbia International Stock Fund.........      6,613         --         --       2,087     14,784         106          --
Columbia Special Fund.....................        776         --         54          22      5,641         119       1,577
Columbia Real Estate Equity Fund..........      8,678         --         --          --        661          97          --
Columbia Technology Fund..................        691         --         --          --        154          --          --
Columbia Strategic Value Fund.............        704         --         --         203      6,141          92          --
Columbia Balanced Fund....................        710         --         --          77      1,607          --          --
Columbia Short Term Bond Fund.............     28,783         --         33         953     31,971      10,769       5,094
Columbia Fixed Income Securities Fund.....      3,902         --         --          --      4,245       1,671          --
Columbia National Municipal Bond Fund.....      1,145         --         --          --         --         121          --
Columbia Oregon Municipal Bond Fund.......      3,485         --         --          --        625       2,100          --
Columbia High Yield Fund..................    127,693         --         --          --     46,181      21,861          --


The Funds have adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service and distribution fee to the Distributor at an annual rate of average daily net assets as follows:


                                                        DISTRIBUTION FEE                              SERVICE FEE
                                            ------------------------------------------   -----------------------------------------
                                            CLASS A(a)  CLASS B    CLASS D    CLASS G    CLASS A(a)   CLASS B   CLASS D   CLASS G
                                            ---------  ---------  ---------  ---------   ----------  ---------  --------  --------
Columbia Common Stock Fund.................     0.10%    0.75%      0.75%       --          0.25%      0.25%      0.25%     --
Columbia Growth Fund.......................     0.10%    0.75%      0.75%     0.65%(b)      0.25%      0.25%      0.25%   0.50%(b)
Columbia International Stock Fund..........       --     0.75%      0.75%       --          0.25%      0.25%      0.25%     --
Columbia Special Fund......................     0.10%    0.75%      0.75%     0.65%(b)      0.25%      0.25%      0.25%   0.50%(b)
Columbia Real Estate Equity Fund...........     0.10%    0.75%      0.75%       --          0.25%      0.25%      0.25%     --
Columbia Technology Fund...................     0.10%    0.75%      0.75%       --          0.25%      0.25%      0.25%     --
Columbia Strategic Value Fund..............       --     0.75%      0.75%       --          0.25%      0.25%      0.25%     --
Columbia Balanced Fund.....................     0.10%    0.75%      0.75%       --          0.25%      0.25%      0.25%     --
Columbia Short Term Bond Fund..............     0.10%    0.75%      0.75%     0.65%(c)      0.25%      0.25%      0.25%   0.50%(c)
Columbia Fixed Income Securities Fund......     0.10%    0.75%      0.75%       --          0.25%      0.25%      0.25%     --
Columbia National Municipal Bond Fund......     0.10%    0.75%      0.75%       --          0.25%      0.25%      0.25%     --
Columbia Oregon Municipal Bond Fund........     0.10%    0.75%      0.75%       --          0.25%      0.25%      0.25%     --
Columbia High Yield Fund...................     0.10%    0.75%      0.75%       --          0.25%      0.25%      0.25%     --


(a) The Fund's Board of Directors currently limits payments under the Plan for Class A shares to 0.25% annually of the Class A average daily net assets.
(b) The Distributor has contractually agreed to limit a portion of the Class G distribution and service fees so that combined the fee does exceed 0.95% annually of the Class G shares average daily net assets.
(c) The Distributor has contractually agreed to limit a portion of the Class G distribution and service fees so that combined the fee does exceed 0.80% annually of the Class G shares average daily net assets.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 4 -- TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Distributor has voluntarily agreed to waive a portion of the Class D distribution and service fees so that combined these fees do not exceed the annual rates of average daily net assets as follows:

Columbia Short Term Bond Fund...............    0.40%
Columbia Fixed Income Securities Fund.......    0.85%
Columbia National Municipal Bond Fund.......    0.65%
Columbia Oregon Municipal Bond Fund.........    0.65%
Columbia High Yield Fund....................    0.85%

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

SHAREHOLDER SERVICES PLAN. The Columbia Special Fund and Columbia Short
Term Bond Fund have adopted shareholder services plans that permit them to pay for certain services provided to Class T shareholders by their financial advisor. The annual service fee may equal up to 0.50% for Class T shares, but will not exceed each Fund's net investment income attributable to Class T shares. The Columbia Special Fund does not intend to pay more than 0.30% annually for Class T shareholder service fees. The Columbia Short Term Bond Fund does not intend to pay more than 0.15% annually for Class T shareholder service fees.

EXPENSE LIMITS. For the six months ended June 30, 2003, and until further notice, Columbia has contractually agreed to reimburse expenses (excluding any class specific distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) in excess of 1.65% and 0.65% for the Columbia Technology Fund and Columbia National Municipal Bond Fund, respectively.

For the three years commencing November 1, 2000 and ending October 31, 2003, Columbia has contractually agreed to reimburse expenses (excluding any class specific distribution, service and shareholder service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any), in excess of 0.75% for the Columbia Short Term Bond Fund. In addition, through May 24, 2004, Columbia or its affiliate has contractually agreed to reimburse class specific transfer agency fees to the extent necessary to prevent the total annual operating expense from exceeding 1.64%, 0.98% and 0.66% for Class G, Class T, and Class Z shares, respectively, as a result of expenses attributable to the acquisition of the Galaxy Short-Term Bond Fund by the Columbia Short Term Bond Fund.

Columbia has contractually agreed to waive a portion of the transfer agent fees as follows:



                                             Class A    Class B    Class D    Class G     Class T     Class Z
                                            ---------  ---------  ---------  ---------   ----------  ---------
Columbia International Stock Fund.......           --       0.11%      0.75%        --           --       0.12%
Columbia Special Fund...................         0.01%      0.12%      0.09%        --           --       0.05%
Columbia Strategic Value Fund...........           --       0.23%      0.15%        --           --       0.03%


Columbia has agreed to keep the transfer agent agreements in place through May 2004. Thereafter, these arrangements may be modified or terminated by Columbia at any time.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


OTHER. The Funds have an agreement with their custodian bank under which custody fees are reduced by balance credits. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. The amounts of custody credits for the six months ended June 30, 2003 are as follows:

                                                  Custody
Name of Fund                                      Credits
--------------                                 -----------
Columbia Common Stock Fund..................      $      1
Columbia Growth Fund........................           589
Columbia International Stock Fund...........           235
Columbia Special Fund.......................           498
Columbia Small Cap Fund.....................           846
Columbia Real Estate Equity Fund............            34
Columbia Technology Fund....................            23
Columbia Strategic Value Fund...............         2,714
Columbia Balanced Fund......................         1,559
Columbia Short Term Bond Fund...............         2,905
Columbia Fixed Income Securities Fund.......         1,221
Columbia National Municipal Bond Fund.......            47
Columbia Oregon Municipal Bond Fund.........            91
Columbia High Yield Fund....................         5,397
Columbia Daily Income Company...............         1,293

Directors' fees and expenses were paid directly by each Fund to directors having no affiliation with the Funds other than in their capacity as directors. Other officers and directors receive no compensation from the Funds.

The Funds' Independent Directors may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of each Fund's assets.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 5 - CAPITAL STOCK ACTIVITY



                                                                              Columbia Funds
                                                                  For the Six Months Ended June 30, 2003

                                                                                                                 REAL
                                                 COMMON                 INTERNATIONAL               SMALL       ESTATE
                                                  STOCK       GROWTH        STOCK        SPECIAL     CAP        EQUITY
                                                  FUND         FUND          FUND         FUND       FUND        FUND
                                              ------------   ---------  -------------  ----------  ---------  ----------
SHARES:
Class A:
Shares sold.................................         9,966      42,438        139,964     186,053         --     459,133
Shares issued for
 distributions reinvested...................            --          --             --          --         --       2,966
Shares redeemed.............................           (68)    (16,962)      (236,881)    (71,106)        --    (110,978)
                                              ------------   ---------  -------------  ----------  ---------  ----------
   Net increase (decrease)..................         9,898      25,476        (96,917)    114,947         --     351,121
                                              ============   =========  =============  ==========  =========  ==========
Class B:
Shares sold.................................        25,823      26,111         74,019      34,035         --     139,273
Shares issued for
 distributions reinvested...................            --          --             --          --         --         868
Shares redeemed.............................        (7,327)     (4,175)      (223,401)    (26,851)       --       (6,804)
                                              ------------   ---------  -------------  ----------  ---------  ----------
   Net increase (decrease)..................        18,496      21,936       (149,382)      7,184         --     133,337
                                              ============   =========  =============  ==========  =========  ==========
Class D:
Shares sold.................................        13,018       4,730         55,173      16,654         --     115,899
Shares issued for
 distributions reinvested...................            --          --             --          --         --         776
Shares redeemed.............................        (8,470)     (1,021)       (56,607)     (5,593)        --      (3,391)
                                              ------------   ---------  -------------  ----------  ---------  ----------
   Net increase (decrease)..................         4,548       3,709         (1,434)     11,061         --     113,284
                                              ============   =========  =============  ==========  =========  ==========
Class G:
Shares sold.................................            --       3,885             --       1,091         --          --
Shares redeemed.............................            --     (49,469)            --      (6,716)        --          --
                                              ------------   ---------  -------------  ----------  ---------  ----------
   Net decrease.............................            --     (45,584)            --      (5,625)        --          --
                                              ============   =========  =============  ==========  =========  ==========
Class T:
Shares sold.................................            --          --             --      18,913         --          --
Shares redeemed.............................            --          --             --     (92,598)        --          --
                                              ------------   ---------  -------------  ----------  ---------  ----------
   Net decrease.............................            --          --             --     (73,685)        --          --
                                              ============   =========  =============  ==========  =========  ==========
Class Z:
Shares sold.................................     2,616,660   2,676,829      9,239,676  12,130,253  5,583,961  16,163,457
Shares issued for
 distributions reinvested...................            --          --             --          --         --     497,388
Shares redeemed.............................    (4,624,034) (4,737,482)    (4,488,567)(11,961,780)(7,521,152)(18,535,700)
                                              ------------   ---------  -------------  ----------  ---------  ----------
   Net increase (decrease)..................    (2,007,374) (2,060,653)     4,751,109     168,473 (1,937,191) (1,874,855)
                                              ============   =========  =============  ==========  =========  ==========

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------




                                                                               Columbia Funds
                                                                    For the Six Months Ended June 30, 2003

                                                                                                                        REAL
                                              COMMON                     INTERNATIONAL                   SMALL         ESTATE
                                               STOCK         GROWTH         STOCK          SPECIAL        CAP          EQUITY
                                               FUND           FUND           FUND            FUND         FUND          FUND
                                          --------------  -------------  -------------  -------------  ----------- --------------
AMOUNTS:
Class A:
Sales...................................  $      153,547  $     933,411  $   1,394,170  $   2,972,799           --  $   8,571,877
Distributions reinvested................              --             --             --             --           --         56,728
Redemptions.............................          (1,088)      (377,463)    (2,348,759)    (1,183,261)          --     (2,104,646)
                                          --------------  -------------  -------------  -------------  ----------- --------------
   Net increase (decrease)..............  $      152,459  $     555,948  $    (954,589) $   1,789,538           --  $   6,523,959
                                          ==============  =============  =============  =============  =========== ==============
Class B:
Sales...................................  $      378,473  $     582,369  $     735,024  $     511,566           --  $   2,528,829
Distributions reinvested................              --             --             --             --           --         16,675
Redemptions.............................        (107,471)       (91,751)    (2,219,101)      (398,271)          --       (126,230)
                                          --------------  -------------  -------------  -------------  ----------- --------------
   Net increase (decrease)..............  $      271,002  $    490,618   $  (1,484,077) $     113,295           --  $   2,419,274
                                          ==============  =============  =============  =============  =========== ==============
Class D:
Sales...................................  $      203,789  $     100,204  $     532,531  $     251,416           --  $   2,115,488
Distributions reinvested................              --             --             --             --           --         14,883
Redemptions.............................        (135,410)       (20,183)      (544,845)       (87,351)          --        (65,655)
                                          --------------  -------------  -------------  -------------  ----------- --------------
   Net increase (decrease)..............  $       68,379  $      80,021  $     (12,314) $     164,065           --  $   2,064,716
                                          ==============  =============  =============  =============  =========== ==============
Class G:
Sales...................................              --  $      83,143             --  $      16,206           --             --
Redemptions.............................              --     (1,060,133)            --       (101,822)          --             --
                                          --------------  -------------  -------------  -------------  ----------- --------------
   Net decrease.........................              --  $    (976,990)            --  $     (85,616)          --             --
                                          ==============  =============  =============  =============  =========== ==============
Class T:
Sales...................................              --             --             --  $     289,620           --             --
Redemptions.............................              --             --             --     (1,396,633)          --             --
                                          --------------  -------------  -------------  -------------  ----------- --------------
   Net decrease.........................              -- .           --             --  $  (1,107,013)          --             --
                                          ==============  =============  =============  =============  =========== ==============
Class Z:
Sales...................................  $   39,771,596  $  58,370,638  $  92,465,188  $ 184,076,519  $97,168,924  $ 292,399,409
Distributions reinvested................              --             --             --             --           --      9,407,043
Redemptions.............................     (70,087,017)  (101,528,465)   (44,302,429)  (181,372,892)(127,586,272)  (335,526,829)

                                          --------------  -------------  -------------  -------------  ----------- --------------
   Net increase (decrease)..............  $  (30,315,421) $ (43,157,827) $  48,162,759  $   2,703,627 $(30,417,348) $ (33,720,377)
                                          ==============  =============  =============  =============  =========== ==============
Total Capital Share Transactions........  $  (29,823,581) $ (43,008,230) $  45,711,779  $   3,577,896 $(30,417,348) $ (22,712,428)
                                          ==============  =============  =============  =============  =========== ==============

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 5 - CAPITAL STOCK ACTIVITY (CONT.)



                                                                                Columbia Funds
                                                                   For the Six Months Ended June 30, 2003

                                                                                            SHORT         FIXED       NATIONAL
                                                            STRATEGIC                        TERM        INCOME       MUNICIPAL
                                            TECHNOLOGY        VALUE        BALANCED          BOND      SECURITIES       BOND
                                               FUND           FUND           FUND            FUND          FUND         FUND
                                          --------------  -------------  -------------  -------------  ----------- --------------
SHARES:
Class A:
Shares sold.............................         126,957         49,589         14,951      3,978,637      554,077         48,508
Shares issued for distributions
 reinvested.............................              --             --            155         16,743        2,617            304
Shares redeemed.........................         (75,888)      (322,727)        (1,012)      (339,459)    (176,897)       (19,130)
                                          --------------  -------------  -------------  -------------  ----------- --------------
   Net increase (decrease)..............          51,069       (273,138)        14,094      3,655,921      379,797         29,682
                                          ==============  =============  =============  =============  =========== ==============
Class B:
Shares sold.............................         213,650         40,258        117,690      2,568,981      238,247         55,565
Shares issued for distributions
 reinvested.............................              --             --            424         12,132        2,166            228
Shares redeemed.........................         (14,433)       (25,630)       (13,463)      (273,390)     (33,524)        (6,377)
                                          --------------  -------------  -------------  -------------  ----------- --------------
   Net increase.........................         199,217         14,628        104,651      2,307,723      206,889         49,416
                                          ==============  =============  =============  =============  =========== ==============
Class D:
Shares sold.............................          23,278         26,291         21,293      1,557,650      198,896         34,574
Shares issued for distributions
 reinvested.............................              --             --            152         11,325        1,061            157
Shares redeemed.........................         (21,478)        (6,421)       (10,933)      (186,574)     (24,068)        (1,195)
                                          --------------  -------------  -------------  -------------  ----------- --------------
   Net increase ........................           1,800         19,870         10,512      1,382,401      175,889         33,536
                                          ==============  =============  =============  =============  =========== ==============
Class G:
Shares sold.............................              --             --             --         17,364           --             --
Shares issued for distributions
 reinvested.............................              --             --             --          1,790           --             --
Shares redeemed.........................              --             --             --        (35,374)          --             --
                                          --------------  -------------  -------------  -------------  ----------- --------------
   Net decrease ........................              --             --             --        (16,220)          --             --
                                          ==============  =============  =============  =============  =========== ==============
Class T:
Shares sold.............................              --             --             --        337,399           --             --
Shares issued for distributions
 reinvested.............................              --             --             --         37,926           --             --
Shares redeemed.........................              --             --             --       (593,874)          --             --
                                          --------------  -------------  -------------  -------------  ----------- --------------
   Net decrease ........................              --             --             --       (218,549)          --             --
                                          ==============  =============  =============  =============  =========== ==============
Class Z:
Shares sold.............................       2,913,110      3,714,124      3,063,955     26,917,279   11,119,600        330,034
Shares issued for distributions
 reinvested.............................              --             --        379,244        253,702      781,608         26,852
Shares redeemed.........................      (2,357,087)    (5,962,717)    (7,207,084)   (13,051,688) (11,799,398)      (453,619)
                                          --------------  -------------  -------------  -------------  ----------- --------------
   Net increase (decrease)..............         556,023     (2,248,593)    (3,763,885)    14,119,293      101,810        (96,733)
                                          ==============  =============  =============  =============  =========== ==============

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------



                                                                              Columbia Funds
                                                                 For the Six Months Ended June 30, 2003

                                                                                            SHORT         FIXED       NATIONAL
                                                            STRATEGIC                       TERM          INCOME      MUNICIPAL
                                            TECHNOLOGY        VALUE        BALANCED         BOND       SECURITIES       BOND
                                               FUND            FUND           FUND          FUND           FUND         FUND
                                          --------------  -------------  -------------  -------------  ----------- --------------

AMOUNTS:
Class A:
Sales...................................  $      556,328  $     666,769  $     266,229  $  34,701,589 $  7,573,346  $     501,230
Distributions reinvested................              --             --          2,818        146,157       35,918          3,162
Redemptions.............................        (332,801)    (4,325,337)       (18,314)    (2,958,223)  (2,404,824)      (198,882)
                                          --------------  -------------  -------------  ------------- ------------ --------------
   Net increase (decrease)..............  $      223,527  $  (3,658,568) $     250,733  $  31,889,523 $  5,204,440  $     305,510
                                          ==============  =============  =============  ============= ============ ==============
Class B:
Sales...................................  $    1,042,258  $     540,558  $   2,098,715  $  22,378,912 $  3,237,071  $     573,902
Distributions reinvested................              --             --          7,724        105,880       29,641          2,378
Redemptions.............................         (70,345)      (347,556)      (238,226)    (2,384,425)    (457,544)       (65,809)
                                          --------------  -------------  -------------  ------------- ------------ --------------
   Net increase.........................  $      971,913  $     193,002  $   1,868,213  $  20,100,367 $  2,809,168  $     510,471
                                          ==============  =============  =============  ============= ============ ==============
Class D:
Sales...................................  $      115,320  $     376,660  $     374,856  $  13,575,022 $  2,710,250  $     356,114
Distributions reinvested................              --             --          2,764         98,837       14,539          1,635
Redemptions.............................        (108,785)       (92,118)      (191,075)    (1,625,318)    (331,557)       (12,286)
                                          --------------  -------------  -------------  ------------- ------------ --------------
   Net increase.........................  $        6,535  $     284,542  $     186,545  $  12,048,541 $  2,393,232  $     345,463
                                          ==============  =============  =============  ============= ============ ==============
Class G:
Sales...................................              --             --             --  $     152,780           --             --
Distributions reinvested................              --             --             --         15,692           --             --
Redemptions.............................              --             --             --       (308,711)          --             --
                                          --------------  -------------  -------------  ------------- ------------ --------------
   Net decrease.........................              --             --             --  $    (140,239)          --             --
                                          ==============  =============  =============  ============= ============ ==============
Class T:
Sales...................................              --             --             --  $   2,964,192           --             --
Distributions reinvested................              --             --             --        327,519           --             --
Redemptions.............................              --             --             --     (5,160,063)          --             --
                                          --------------  -------------  -------------  ------------- ------------ --------------
   Net decrease ........................              --             --             --  $  (1,868,352)          --             --
                                          ==============  =============  =============  ============= ============ ==============
Class Z:
Sales...................................  $   12,350,260  $  50,914,672  $  54,601,781  $ 234,947,981 $151,471,488  $   3,420,048
Distributions reinvested................              --             --      6,864,623      2,211,431   10,678,367        278,440
Redemptions.............................      (9,993,979)   (79,847,271)  (127,127,788)  (113,668,978)(160,885,973)    (4,724,651)

                                          --------------  -------------  -------------  ------------- ------------ --------------
   Net increase (decrease)..............  $    2,356,281  $ (28,932,599) $ (65,661,384) $ 123,490,434 $  1,263,882  $  (1,026,163)
                                          ==============  =============  =============  ============= ============ ==============
Total Capital Share Transactions........  $    3,558,256  $ (32,113,623) $ (63,355,893) $ 185,520,274 $ 11,670,722  $     135,281
                                          ==============  =============  =============  ============= ============ ==============

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 5 -- CAPITAL STOCK ACTIVITY (CONT.)




                                                                 Columbia Funds
                                                     For the Six Months Ended June 30, 2003

                                                     OREGON
                                                    MUNICIPAL         HIGH           DAILY
                                                      BOND            YIELD         INCOME
                                                      FUND            FUND          COMPANY
                                                 ---------------  -------------  -------------
SHARES:
Class A:
Shares sold.................................              84,084     18,849,095             --
Shares issued for distributions reinvested..                 719        273,250             --
Shares redeemed.............................              (8,290)    (4,785,913)            --
                                                 ---------------  -------------  -------------
   Net increase.............................              76,513     14,336,432             --
                                                 ===============  =============  =============
Class B:
Shares sold.................................              41,769      7,798,585             --
Shares issued for distributions reinvested..                 196         90,982             --
Shares redeemed.............................              (1,187)      (249,883)            --
                                                 ---------------  -------------  -------------
   Net increase.............................              40,778      7,639,684             --
                                                 ===============  =============  =============
Class D:
Shares sold.................................              44,080      9,584,297             --
Shares issued for distributions reinvested..                 403        108,080             --
Shares redeemed.............................             (16,799)      (412,288)            --
                                                 ---------------  -------------  -------------
   Net increase.............................              27,684      9,280,089             --
                                                 ===============  =============  =============
Class Z:
Shares sold.................................           8,357,822     75,269,622    353,003,642
Shares issued for distributions reinvested..             666,582      2,659,317      3,407,264
Shares redeemed.............................          (8,324,013)   (24,878,667)  (593,645,777)
                                                 ---------------  -------------  -------------
   Net increase (decrease) .................             700,391     53,050,272   (237,234,871)
                                                 ===============  =============  =============

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------



                                                                  Columbia Funds
                                                      For the Six Months Ended June 30, 2003

                                                     OREGON
                                                    MUNICIPAL         HIGH          DAILY
                                                      BOND            YIELD         INCOME
                                                      FUND            FUND         COMPANY
                                                 ---------------  -------------  -------------
AMOUNTS:
Class A:
Sales.......................................     $     1,066,777  $ 161,100,350             --
Distributions reinvested....................               9,048      2,350,436             --
Redemptions.................................            (103,053)   (40,936,071)            --
                                                 ---------------  -------------  -------------
   Net increase.............................     $       972,772  $ 122,514,715             --
                                                 ===============  =============  =============
Class B:
Sales.......................................     $       524,145  $  66,559,927             --
Distributions reinvested....................               2,476        782,479             --
Redemptions.................................             (15,171)    (2,144,359)            --
                                                 ---------------  -------------  -------------
   Net increase.............................     $       511,450  $  65,198,047             --
                                                 ===============  =============  =============
Class D:
Sales.......................................     $       554,994  $  81,763,223             --
Distributions reinvested....................               5,096        929,090             --
Redemptions.................................            (216,050)    (3,549,388)            --
                                                 ---------------  -------------  -------------
   Net increase.............................     $       344,040  $  79,142,925             --
                                                 ===============  =============  =============
Class Z:
Sales.......................................     $   104,942,586  $ 643,191,097  $ 353,003,642
Distributions reinvested....................           8,393,012     22,779,604      3,407,264
Redemptions.................................        (104,689,599)  (212,892,719)  (593,645,777)
                                                 ---------------  -------------  -------------
   Net increase (decrease) .................     $     8,645,999  $ 453,077,982  $(237,234,871)
                                                 ===============  =============  =============
Total Capital Share Transactions............     $    10,474,261  $ 719,933,669  $(237,234,871)
                                                 ===============  =============  =============

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 5 -- CAPITAL STOCK ACTIVITY (CONT.)


                                                                          Columbia Funds
                                                                 For the Year Ended December 31, 2002

                                                                                                                      REAL
                                          COMMON                    INTERNATIONAL                     SMALL          ESTATE
                                          STOCK          GROWTH        STOCK          SPECIAL          CAP           EQUITY
                                         FUND (a)       FUND (b)      FUND (a)         FUND (c)        FUND           FUND (a)
                                        -----------   ------------  --------------  -------------  ------------   -------------
SHARES:
CLASS A:
Shares sold.......................            2,138          6,415         103,222         15,672            --          50,286
Shares issued in
 connection with merger...........               --        142,906       2,026,408         68,335            --              --
Shares issued for
 distributions reinvested..........               2             --              --             --            --             614
Shares redeemed  ..................              --         (1,651)       (120,925)        (4,112)           --             (41)
                                        -----------   ------------  --------------  -------------  ------------   -------------
 Net increase....................             2,140        147,670       2,008,705         79,895            --          50,859
                                        ===========   ============  ==============  =============  ============   =============

CLASS B:
Shares sold.......................            7,642          5,492          49,073          7,078            --          59,855
Shares issued in
 connection with merger...........               --             --       1,117,525        230,587            --              --
Shares issued for
 distributions reinvested.........               25             --              --             --            --             426
Shares redeemed...................             (328)            --         (76,334)        (8,494)           --             (27)
                                        -----------   ------------  --------------  -------------  ------------   -------------
 Net increase....................             7,339          5,492       1,090,264        229,171            --          60,254
                                        ===========   ============  ==============  =============  ============   =============

CLASS D:
Shares sold.......................            2,972          4,966          16,230         11,403            --          20,247
Shares issued in
 connection with merger...........               --             --          56,019         18,373            --              --
Shares issued for
 distributions reinvested ........                7             --              --             --            --             234
Shares redeemed ..................             (968)            --         (18,196)          (431)           --              --
                                        -----------   ------------  --------------  -------------  ------------   -------------
 Net increase ....................            2,011          4,966          54,053         29,345            --          20,481
                                        ===========   ============  ==============  =============  ============   =============

CLASS G:
Shares sold .......................              --            780              --            222            --              --
Shares issued in
 connection with merger...........               --        668,443              --         51,696            --              --
Shares redeemed...................               --        (11,143)             --           (913)           --              --
                                        -----------   ------------  --------------  -------------  ------------   -------------
 Net increase ....................               --        658,080              --         51,005            --              --
                                        ===========   ============  ==============  =============  ============   =============

CLASS T:
Shares sold .......................              --             --              --          1,181            --              --
Shares issued in
 connection with merger...........               --             --              --      1,766,763            --              --
Shares redeemed ..................               --             --              --        (12,506)           --              --
                                        -----------   ------------  --------------  -------------  ------------   -------------
N et increase                                    --             --              --      1,755,438            --              --
                                        ===========   ============  ==============  =============  ============   =============

CLASS Z:
Shares sold.......................          624,871      6,673,385      14,151,430     23,256,300    19,739,178      33,091,005
Shares issued in
 connection with merger...........               --      4,131,819       1,426,094     16,875,517            --              --
Shares issued for
 distributions reinvested........           153,392            100          48,107             --            --       1,648,657
Shares redeemed..................       (13,944,732)   (14,167,826)    (12,634,316)   (25,658,966)  (17,331,161)    (25,701,989)
                                        -----------   ------------  --------------  -------------  ------------   -------------
 Net increase (decrease) .........       (6,166,469)    (3,362,522)      2,991,315     14,472,851     2,408,017       9,037,673
                                        ===========   ============  ==============  =============  ============   =============

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            Columbia Funds
                                                                For the Year Ended December 31, 2002

                                                                                                                     REAL
                                        COMMON                      INTERNATIONAL                     SMALL         ESTATE
                                         STOCK          GROWTH         STOCK           SPECIAL         CAP          EQUITY
                                        FUND (a)        FUND (b)      FUND (c)         FUND (d)        FUND         FUND (a)
                                      -------------  -------------  --------------  -------------  ------------   -------------
AMOUNTS:
CLASS A:
Sales..............................   $      31,961  $     135,724  $    1,040,525  $     237,394            --   $     889,637
Proceeds received in
 connection with merger............              --      3,133,045      20,243,813      1,049,181            --              --
Distributions reinvested...........              24             --              --             --            --          10,830
Redemptions........................              --        (35,026)     (1,215,758)       (61,507)           --            (701)
                                      -------------  -------------  --------------  -------------  ------------   -------------
 Net increase.....................    $      31,985  $   3,233,743  $   20,068,580  $   1,225,068            --   $     899,766
                                      =============  =============  ==============  =============  ============   =============

CLASS B:
Sales..............................   $     117,918  $     119,511  $      492,261  $     106,916            --   $   1,057,426
Proceeds received in
 connection with merger............              --             --      11,164,070      3,540,022            --              --
Distributions reinvested...........             365             --              --             --            --           7,526
Redemptions........................          (5,120)            --        (768,135)      (127,352)           --            (486)
                                      -------------  -------------  --------------  -------------  ------------   -------------
 Net increase......................   $     113,163  $     119,511  $   10,888,196  $   3,519,586            --   $   1,064,466
                                      =============  =============  ==============  =============  ============   =============

CLASS D:
Sales..............................   $      46,518  $     105,516  $      162,310  $     172,855            --   $     355,423
Proceeds received in
 connection with merger............              --             --         559,632        282,040            --              --
Distributions reinvested...........             105             --              --             --            --           4,139
Redemptions........................         (14,682)            --        (181,537)        (6,374)           --              --
                                      -------------  -------------  --------------  -------------  ------------   -------------
 Net increase......................   $      31,941  $     105,516  $      540,405  $     448,521            --   $     359,562
                                      =============  =============  ==============  =============  ============   =============

CLASS G:
Sales..............................              --  $      16,449              --  $       3,363            --              --
Proceeds received in
 connection with merger............              --     14,636,657              --        794,054            --              --
Redemptions........................              --       (235,662)             --        (13,602)           --              --
                                      -------------  -------------  --------------  -------------  ------------   -------------
 Net increase......................              --  $  14,417,444              --  $     783,815            --              --
                                      =============  =============  ==============  =============  ============   =============

CLASS T:
Sales..............................              --             --              --  $      17,735            --              --
Proceeds received in
 connection with merger............              --             --              --     27,163,275            --              --
Redemptions........................              --             --              --       (187,071)           --              --
                                      -------------  -------------  --------------  -------------  ------------   -------------
 Net increase......................              --             --              --  $  26,993,939            --              --
                                      =============  =============  ==============  =============  ============   =============

CLASS Z:
Sales..............................   $ 129,705,574* $ 165,334,435  $  150,103,257  $ 377,870,023  $396,004,404   $ 607,721,107
Proceeds received in
 connection with merger............              --     90,545,496      14,246,687    259,343,536            --              --
Distributions reinvested...........       2,267,130          2,235         478,672             --            --      30,201,439
Redemptions........................    (232,525,563)  (346,428,134)   (134,815,113)  (417,250,145) (327,998,840)   (466,134,043)
                                      -------------  -------------  --------------  -------------  ------------   -------------
 Net increase (decrease)...........   $(100,552,859) $ (90,545,968) $   30,013,503  $ 219,963,414  $ 68,005,564   $ 171,788,503
                                      =============  =============  ==============  =============  ============   =============

Total Capital Share Transactions....  $(100,375,770) $ (72,669,754) $   61,510,684  $ 252,934,343  $ 68,005,564   $ 174,112,297
                                      =============  =============  ==============  =============  ============   =============

* Includes $4,174 of securities received in an in-kind transfer.

           NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 5 -- CAPITAL STOCK ACTIVITY (CONT.)

                                                                             Columbia Funds
                                                                  For the Year Ended December 31, 2002

                                                                                          SHORT         FIXED       NATIONAL
                                                           STRATEGIC                      TERM         INCOME       MUNICIPAL
                                             TECHNOLOGY     VALUE         BALANCED        BOND       SECURITIES       BOND
                                              FUND (a)     FUND (a)       FUND (a)      FUND (c)      FUND (a)      FUND (a)
                                             ----------   -----------   -----------    -----------   -----------   -----------
SHARES:
CLASS A:
Shares sold................................         266        16,466         8,288        648,705        69,868         6,496
Shares issued in connection with merger....          --     4,196,653            --             --            --            --
Shares issued for distributions reinvested.          --            --            38            712            19            41
Shares redeemed............................          --      (135,115)           (1)       (10,279)           --            --
                                             ----------   -----------   -----------    -----------   -----------   -----------
   Net increase............................         266     4,078,004         8,325        639,138        69,887         6,537
                                             ==========   ===========   ===========    ===========   ===========   ===========
CLASS B:
Shares sold................................       1,777        23,766        34,842        724,659       108,490        21,761
Shares issued in connection with merger....          --       163,845            --             --            --            --
Shares issued for distributions reinvested           --            --           118            571           148            89
Shares redeemed............................          --        (8,208)         (285)        (3,436)         (257)      (14,822)
                                             ----------   -----------   -----------    -----------   -----------   -----------
   Net increase............................       1,777       179,403        34,675        721,794       108,381         7,028
                                             ==========   ===========   ===========    ===========   ===========   ===========
CLASS D:
Shares sold................................         263         1,170        25,391        630,014        31,506         8,119
Shares issued in connection with merger....          --        27,645            --             --            --            --
Shares issued for distributions reinvested.          --            --           100          1,027            38            32
Shares redeemed............................          --        (1,702)           --        (28,832)           --        (3,292)
                                             ----------   -----------   -----------    -----------   -----------   -----------
   Net increase............................         263        27,113        25,491        602,209        31,544         4,859
                                             ==========   ===========   ===========    ===========   ===========   ===========
CLASS G:
Shares sold................................          --            --            --          8,127            --            --
Shares issued in connection with merger....          --            --            --        208,508            --            --
Shares issued for distributions reinvested.          --            --            --            235            --            --
Shares redeemed............................          --            --            --           (730)           --            --
                                             ----------   -----------   -----------    -----------   -----------   -----------
   Net increase............................          --            --            --        216,140            --            --
                                             ==========   ===========   ===========    ===========   ===========   ===========
CLASS T:
Shares sold................................          --            --            --         63,115            --            --
Shares issued in connection with merger....          --            --            --      3,594,178            --            --
Shares issued for distributions reinvested.          --            --            --          5,002            --            --
Shares redeemed............................          --            --            --       (104,000)           --            --
                                             ----------   -----------   -----------    -----------   -----------   -----------
   Net increase............................          --            --            --      3,558,295            --            --
                                             ==========   ===========   ===========    ===========   ===========   ===========
CLASS Z:
Shares sold................................   2,055,133    24,026,235     6,801,092     16,131,131    22,424,154     1,109,593
Shares issued in connection with merger....          --       180,824            --     22,121,411            --            --
Shares issued for distributions reinvested.          --       171,442     1,137,024        426,395     1,948,592        64,411
Shares redeemed............................  (1,621,025)  (18,027,370)  (17,367,916)    (9,419,905)  (19,120,878)     (981,956)
                                             ----------   -----------   -----------    -----------   -----------   -----------
   Net increase (decrease)                      434,108     6,351,131    (9,429,800)    29,259,032     5,251,868       192,048
                                             ==========   ===========   ===========    ===========   ===========   ===========

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------


                                                                            Columbia Funds
                                                                  For the Year Ended December 31, 2002

                                                                                       SHORT          FIXED         NATIONAL
                                                       STRATEGIC                        TERM          INCOME        MUNICIPAL
                                       TECHNOLOGY        VALUE        BALANCED          BOND        SECURITIES        BOND
                                        FUND (a)         FUND (a)     FUND (a)         FUND (c)      FUND (a)       FUND (a)
                                      ------------   ------------  -------------    ------------   ------------   ------------
AMOUNTS:
CLASS A:
Sales                                 $      1,013   $    220,586   $     147,819   $  5,597,578   $    939,670   $     66,135
Proceeds received in
 connection with merger............             --     54,514,520              --             --             --             --
Distributions reinvested ..........             --             --             668          6,168            252            425
Redemptions .......................             --     (1,789,207)            (20)       (88,636)            --             --
                                      ------------   ------------   -------------   ------------  -------------   ------------
   Net increase ...................   $      1,013   $ 52,945,899   $     148,467   $  5,515,110   $    939,922   $     66,560
                                      ============   ============   =============   ============  =============   ============
CLASS B:
Sales .............................   $      6,709   $    316,907   $     622,186   $  6,252,006   $   1,456,255  $    222,588

Proceeds received in
 connection with merger............             --      2,128,341              --             --             --             --
Distributions reinvested...........             --             --           2,064          4,943          1,998            906

Redemptions........................             --       (108,351)         (5,115)       (29,668)        (3,454)      (150,595)
                                      ------------   ------------   -------------   ------------   ------------   ------------
   Net increase ...................   $      6,709   $  2,336,897   $     619,135   $  6,227,281   $  1,454,799   $     72,899
                                      ============   ============   =============   ============  =============   ============
CLASS D:
Sales .............................   $      1,000   $     15,708   $     456,181   $  5,435,948   $    421,439   $     83,038

Proceeds received in
connection with merger.............             --        359,105              --             --             --             --

Distributions reinvested...........             --             --           1,738          8,883            510            322

Redemptions .......................             --        (22,407)             --       (248,791)            --        (33,443)
                                      ------------   ------------   -------------   ------------  -------------   ------------
   Net increase....................   $      1,000   $    352,406   $     457,919   $  5,196,040   $    421,949   $     49,917
                                      ============   ============   =============   ============  =============   ============
CLASS G:
Sales .............................             --             --              --   $     69,466             --             --
Proceeds received in
 connection with merger............             --             --              --      1,797,110             --             --

Distributions reinvested ..........             --             --              --          2,041             --             --
Redemptions .......................             --             --              --         (6,301)            --             --
                                      ------------   ------------  -------------    ------------  -------------   ------------
   Net increase....................             --             --              --   $  1,862,316             --             --
                                      ============   ============   =============   ============  =============   ============
CLASS T:
Sales..............................             --             --              --   $    544,886             --             --
Proceeds received in
 connection with merger............             --             --              --     30,982,225             --             --

Distributions reinvested ..........             --             --              --         43,369             --             --

Redemptions .......................             --            --               --       (898,480)            --             --
                                      ------------   ------------   -------------   ------------  -------------   ------------
   Net increase....................             --            --               --   $ 30,672,000             --             --
                                      ============   ============   =============   ============  =============   ============
CLASS Z:
Sales .............................   $ 10,220,887   $352,586,497   $ 129,567,321   $138,763,864   $299,097,456   $ 11,268,258
Proceeds received in
 connection with merger............             --      2,348,913              --    190,685,846             --             --
Distributions reinvested...........             --      2,187,604      20,929,510      3,668,146     25,971,318        649,959
Redemptions........................     (7,491,197)  (244,650,805)   (325,499,332)   (80,968,926)  (254,637,100)    (9,873,648)
                                      ------------   ------------  -------------   ------------   -------------    ------------

   Net increase (decrease).........   $  2,729,690   $112,472,209   $(175,002,501)  $252,148,930   $ 70,431,674   $  2,044,569
                                      ============   ============   =============   ============  =============   ============
Total Capital Share Transactions .    $  2,738,412   $168,107,411   $(173,776,980)  $301,621,677   $ 73,248,344   $  2,233,945
                                      ============   ============   =============   ============  =============   ============

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 5 -- CAPITAL STOCK ACTIVITY (CONT.)


                                                                        Columbia Funds
                                                             For the Year Ended December 31, 2002

                                                           OREGON
                                                          MUNICIPAL       HIGH            DAILY
                                                            BOND          YIELD           INCOME
                                                          FUND (a)       FUND (a)         COMPANY
                                                        -------------  -------------   -------------
SHARES:
Class A:
Shares sold.........................................           37,901      4,382,301              --
Shares issued for distributions reinvested..........              236         10,597              --
Shares redeemed.....................................               --       (329,642)             --
                                                        -------------  -------------   -------------
   Net increase.....................................           38,137      4,063,256              --
                                                        =============  =============   =============
Class B:
Shares sold.........................................           33,682      2,007,189              --
Shares issued for distributions reinvested..........              170          3,910              --
Shares redeemed.....................................           (3,990)       (14,669)             --
                                                        -------------  -------------   -------------
   Net increase.....................................           29,862      1,996,430              --
                                                        =============  =============   =============
Class D:
Shares sold.........................................           37,686      2,151,932              --
Shares issued for distributions reinvested..........              109          4,089              --
Shares redeemed.....................................           (1,979)          (154)             --
                                                        -------------  -------------   -------------
   Net increase.....................................           35,816      2,155,867              --
                                                        =============  =============   =============
Class Z:
Shares sold.........................................       13,500,076     89,490,322   1,214,530,352
Shares issued for distributions reinvested..........        1,896,736      3,386,949      14,408,323
Shares redeemed.....................................      (15,383,205)   (35,810,741) (1,346,398,974)
                                                        -------------  -------------   -------------
   Net increase (decrease)..........................           13,607     57,066,530    (117,460,299)
                                                        =============  =============   =============

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


                                                                       Columbia Funds
                                                           For the Year Ended December 31, 2002

                                                           OREGON
                                                          MUNICIPAL        HIGH           DAILY
                                                            BOND           YIELD          INCOME
                                                          FUND (a)        FUND (a)        COMPANY
                                                        -------------  -------------   -------------
AMOUNTS:
Class A:
Sales...............................................    $     471,456  $  36,558,214              --
Distributions reinvested............................            2,929         88,687              --
Redemptions.........................................               --     (2,758,792)             --
                                                        -------------  -------------   -------------
   Net increase.....................................    $     474,385  $  33,888,109              --
                                                        =============  =============   =============
Class B:

Sales...............................................    $     419,900  $  16,716,021              --
Distributions reinvested............................            2,114         32,718              --
Redemptions.........................................          (49,521)      (122,617)             --
                                                        -------------  -------------   -------------
   Net increase.....................................    $     372,493  $  16,626,122              --
                                                        =============  =============   =============
Class D:

Sales...............................................    $     472,508  $  17,940,183              --
Distributions reinvested............................            1,356         34,217              --
Redemptions.........................................          (24,640)        (1,285)             --
                                                        -------------  -------------   -------------
   Net increase.....................................    $     449,224  $  17,973,115              --
                                                        =============  =============   =============
Class Z:

Sales...............................................    $ 167,348,905  $ 756,219,396  $1,214,530,352
Distributions reinvested............................       23,528,226     28,634,236      14,408,323
Redemptions.........................................     (190,394,095)  (301,863,222) (1,346,398,974)
                                                        -------------  -------------   -------------
   Net increase (decrease)..........................    $     483,036  $ 482,990,410  $ (117,460,299)
                                                        =============  =============   =============
Total Capital Share Transactions....................    $   1,779,138  $ 551,477,756  $ (117,460,299)
                                                        =============  =============   =============


(a) Effective November 1, 2002, the Fund began offering four classes of shares:
    Class A, Class B, Class D and Class Z shares. Prior to November 1, 2002, the Fund was single class which was subsequently named Class Z shares.

(b) Effective November 1, 2002, the Fund began offering five classes of shares:
    Class A, Class B, Class D, Class G and Class Z shares. Prior to November 1, 2002, the Fund was single class which was subsequently named Class Z shares.

(c) Effective November 1, 2002, the Fund began offering six classes of shares:
    Class A, Class B, Class D, Class G, Class T and Class Z shares. Prior to November 1, 2002, the Fund was single class which was subsequently named Class Z shares.

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                                      164

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                                      165

    [EAGLE HEAD LOGO]
    ColumbiaFunds
    Advised by Columbia Advisors, Inc.


        DIRECTORS                                     DISTRIBUTOR
        ---------                                     -----------
      JAMES C. GEORGE                        LIBERTY FUNDS DISTRIBUTOR, INC.
     PATRICK J. SIMPSON                             ONE FINANCIAL CENTER
    RICHARD L. WOOLWORTH                     BOSTON, MASSACHUSETTS 02111-2621
     CHARLES R. NELSON


    INVESTMENT ADVISOR                             LEGAL COUNSEL
    ------------------                           ------------------
COLUMBIA MANAGEMENT ADVISORS, INC.                STOEL RIVES LLP
   1300 S.W. SIXTH AVENUE                 900 S.W. FIFTH AVENUE, SUITE 2300
   PORTLAND, OREGON 97201                    PORTLAND, OREGON 97204-1268


                                 TRANSFER AGENT
                                 --------------
                          LIBERTY FUNDS SERVICES, INC.
                                  P.O. BOX 8081
                        BOSTON, MASSACHUSETTS 02266-8081

This information must be preceded or accompanied by a current prospectus. Please read it carefully before investing.The managers' views contained in this report are subject to change at any time, based on market and other considerations. Portfolio changes should not be considered recommendations for action by individual investors.

Funds distributed by Liberty Funds Distributor, Inc.

Mutual fund shares are not insured by the FDIC or any other governmental entity; are not deposits or other obligations of, or guaranteed by, any bank; and involve risks, including loss of principal.

                                               COL-03/627O-0603 (08/03) 03/2236

                                                        -------------
                                                          PRSRT STD
                                                         U.S. Postage
                                                            PAID
                                                        Holliston, MA
                                                        Permit NO. 20
                                                        -------------

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant's internal control over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Attached hereto as
Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)). Attached hereto as
Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) COLUMBIA BALANCED FUND, INC.
            -----------------------------------------------------------

By (Signature and Title)  /s/ Jeff B. Curtis
                         ----------------------------------------------
                          Jeff B. Curtis, President

Date    September 8, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jeff B. Curtis
                         ----------------------------------------------
                          Jeff B. Curtis, President

Date    September 8, 2003
    -------------------------------------------------------------------

By (Signature and Title) /s/ J. Kevin Connaughton
                         ----------------------------------------------
                         J. Kevin Connaughton, Chief Financial Officer

Date    September 8, 2003
    -------------------------------------------------------------------